UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05084

Mutual of America Investment Corporation

(Exact name of registrant as specified in charter)

320 Park Avenue, New York, N.Y. 10022

(Address of principal executive offices) (Zip code)

Chris W. Festog

Chairman of the Board, President and Chief Executive Officer

Mutual of America Investment Corporation

320 Park Avenue

New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 224-1600

Date of fiscal year end: December 31

Date of reporting period: June 30, 2022

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Shareholders follows:

JUNE 30, 2022

Semi-Annual Reports of Mutual of America Investment Corporation Funds

This report is not to be construed as an offering for sale of any Variable Policy. No offering is made except in conjunction with a prospectus, which must precede or accompany this report.

MUTUAL OF AMERICA INVESTMENT CORPORATION

We are pleased to present the Mutual of America Investment Corporation (the “Investment Company”) Semi-Annual Report. This Report includes important information regarding the performance and financial position of the Investment Company’s funds for the six months ended June 30, 2022.

Mid-Year Economic Perspective: Volatility and Uncertainty Reign

A look into the rearview mirror at U.S. financial markets from the first half of 2022 is dismal, and the view ahead — at least for the short-term — is murky. The stock market just weathered its worst first six months of a year since 1970, with the S&P 500® Index down 20.0% through June 30. Bond prices also underperformed, with the 10-year Treasury down 11.3%.

There were some bright spots in the economy, including strong jobs growth, near-record-low unemployment rates, sturdy corporate balance sheets, healthy consumer spending and a still relatively low interest rate environment.

However, four key issues continue to drive a historically turbulent period for both stock and bond investors: the combination of inflation at multidecade highs, the U.S. Federal Reserve (Fed) continuing to tighten monetary policy by raising interest rates, the ongoing war between Russia and Ukraine, and the lingering impact of the global pandemic.

Inflation Takes Centerstage

The volatility seen in the first half of 2022 represents a departure from recent years, which were characterized by steady growth and, until April of 2021, inflation rates below 3.0%. By June of this year, inflation reached a 40-year high, with the government reporting that consumer prices climbed 9.1% year over year — the highest level since November of 1981.

Commodity prices helped drive up inflation last year and were already elevated at the start of 2022; however, the war in Ukraine exacerbated the problem. With fears of potential supply disruption in the oil markets, crude oil prices surged above $100 per barrel. At the same time, costs skyrocketed for major inputs in the products Americans use daily, from aluminum to coffee to wheat, and manufacturers passed those along through higher prices.

Consumers Hit Hard

Faced with price increases on everything from gas and food to housing and entertainment, consumers are feeling the pain. The U.S. Department of Agriculture’s forecasts for consumer food price inflation continue to rise, with all food prices rising 5% to 6% — at least double the 20-year average for food price increases of 2.4%. And gas prices topped an average of $5.00 per gallon for the first time ever in June, but did ease during July, providing a modicum of relief during the summer travel season.

Still, the price increases have not stopped consumer demand for products and services. The unleashing of savings amassed during the pandemic (including from government support) and steady wage increases, helped exacerbate manufacturing backlogs and supply-chain bottlenecks.

Federal Reserve Balancing Act

Faced with the persistent rise of inflation, the Fed shifted (arguably too late) from an accommodative monetary posture to a more aggressive approach — triggering a series of interest rate hikes designed to slow the economy down and reduce inflation. With further rates hikes likely and a Fed target interest rate at 3.66% by year-end, it remains to be seen whether the Fed’s efforts will succeed without tipping the economy into a recession.

Regardless of whether the country is heading into a recession, the short-to-intermediate term economic outlook is likely to remain murky and the markets unsettled. Most advisors are recommending that investors should continue to monitor the current economic environment, and ensure their portfolio aligns with their risk tolerance and time horizon.

The total return performance (net of investment management and other operating expenses) for each of the Investment Company Funds is reflected below:

Total Returns — Six Months Ended June 30, 2022

Equity Index Fund	-20.03%
All America Fund	-20.00%
Small Cap Value Fund	-14.13%
Small Cap Growth Fund	-30.09%
Small Cap Equity Index Fund	-19.09%
Mid Cap Value Fund	-13.67%
Mid-Cap Equity Index Fund	-19.62%

Total Returns — Six Months Ended June 30, 2022 (Continued)
Composite Fund	-13.64%
International Fund	-15.99%
Catholic Values Index Fund	-21.81%
Retirement Income Fund	-10.48%
2015 Retirement Fund	-11.94%
2020 Retirement Fund	-13.17%
2025 Retirement Fund	-14.21%
2030 Retirement Fund	-15.56%
2035 Retirement Fund	-17.31%
2040 Retirement Fund	-17.74%
2045 Retirement Fund	-18.25%
2050 Retirement Fund	-18.37%
2055 Retirement Fund	-18.55%
2060 Retirement Fund	-18.56%
2065 Retirement Fund	-18.72%
Conservative Allocation Fund	-12.10%
Moderate Allocation Fund	-15.16%
Aggressive Allocation Fund	-17.60%
Money Market Fund	0.04%
Mid-Term Bond Fund	- 5.97%
Bond Fund	- 9.72%

For variable annuity owners or participants in a group variable annuity, the above performance figures do not reflect the deduction of respective Separate Account fees and expenses imposed by Mutual of America Life Insurance Company. All Fund performances presented throughout this report are historical, reflect the full reinvestment of dividends paid, and should not be considered indicative of future results.

The pages that immediately follow include brief discussions of each Fund’s performance for the six months ended June 30, 2022, compared to its relevant index.

Following the discussions are the graphical representations of the asset allocations of each Fund and an illustration of each Fund’s operating expenses. The portfolios of each Fund and financial statements are presented in the pages that follow.

Thank you for your continued investment in our Funds.

Sincerely,

Chris W. Festog

Chairman of the Board,

President and Chief Executive Officer

Mutual of America Investment Corporation

The views expressed in this Semi-Annual Report are subject to change at any time based on market and other conditions and should not be construed as a recommendation. This Report contains forward-looking statements which speak only as of the date they were made and involve a number of risks and uncertainties that could cause actual results to differ materially from those expressed herein. Readers are cautioned not to place undue reliance on our forward-looking statements, as we assume no obligation to update these forward-looking statements. Readers assume any and all responsibility for any investment decision made as a result of the views expressed herein.

S&P® and S&P 500® are trademarks of Standard & Poor’s Financial Services LLC.

EQUITY INDEX FUND (Unaudited)

The Equity Index Fund’s objective is to replicate the performance of the S&P 500® Index (S&P 500), which consists of 500 stocks chosen by Standard & Poor’s for market size, liquidity and industry group representation. The S&P 500 is a market-weighted index of 500 stocks traded on the New York Stock Exchange, American Stock Exchange and NASDAQ, with each stock’s weight in the index proportionate to its market value. The weightings make each company’s influence on the S&P 500’s performance directly proportional to that company’s market value.

The Equity Index Fund’s performance for the six months ended June 30, 2022, was -19.97% before expenses and -20.03% after expenses. The benchmark returned -19.96%. Note that the Equity Index Fund’s performance includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark.

ALL AMERICA FUND (Unaudited)

The investment objective of the All America Fund is to outperform the S&P 500® Index (S&P 500). The All America Fund is approximately 60% passively invested in the 500 stocks that comprise the S&P 500, with the remaining 40% actively managed, comprised of 20% mid-cap capitalization stocks and 20% small cap stocks, thus providing exposure to all levels of market capitalization among domestic stocks.

For the six months ended June 30, 2022, the S&P 500 of large capitalization stocks decreased by 19.96% on a total return basis, while the Russell® Midcap Core Index was down 21.57% and the Russell Midcap® Value Index was down 16.23%. The Russell 2000® Growth Index decreased 29.45% and the Russell 2000® Value Index decreased 17.31%.

The All America Fund’s return for the six months ended June 30, 2022, before expenses was -19.79% and -20.00% after expenses versus the benchmark return of -19.96%.

SMALL CAP VALUE FUND (Unaudited)

The investment objective of the Small Cap Value Fund is capital appreciation. The Small Cap Value Fund generally invests in companies that are below $3 billion in market capitalization and have lower price-to-book characteristics than the overall market.

For the six months ended June 30, 2022, the Small Cap Value Fund returned -13.78% before expenses and -14.13% after expenses versus a -17.31% return for the Russell 2000® Value Index.

SMALL CAP GROWTH FUND (Unaudited)

The investment objective of the Small Cap Growth Fund is capital appreciation. The Small Cap Growth Fund invests in growth stocks within the small capitalization marketplace. The Fund returned -29.80% before expenses and -30.09% after expenses during the six months ended June 30, 2022. The Fund’s benchmark, the Russell 2000® Growth Index, returned -29.45% for the comparable period.

SMALL CAP EQUITY INDEX FUND (Unaudited)

The Small Cap Equity Index Fund invests in the 600 stocks that comprise the S&P SmallCap 600® Index (S&P SmallCap 600). The S&P SmallCap 600 is a market-weighted index of 600 stocks traded on the New York Stock Exchange, American Stock Exchange and NASDAQ. The weightings make each company’s influence on the S&P SmallCap 600’s performance directly proportional to that company’s market value.

The Small Cap Equity Index Fund’s return for six months ended June 30, 2022 was -19.03% before expenses and -19.09% after expenses. The return of the S&P SmallCap 600 was -18.94%. Note that the performance of the Small Cap Equity Index Fund includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark.

MID CAP VALUE FUND (Unaudited)

The investment objective of the Mid Cap Value Fund is to outperform the Russell Midcap® Value Index. The Mid Cap Value Fund generally invests in companies that are between $1 billion and $20 billion in market capitalization and have lower price-to-book characteristics.

For the six months ended June 30, 2022, the Mid Cap Value Fund returned -13.38% before expenses and -13.67% after expenses versus a -16.23% return for the Russell Midcap® Value Index.

MID-CAP EQUITY INDEX FUND (Unaudited)

The Mid-Cap Equity Index Fund invests in the 400 stocks that comprise the S&P MidCap 400® Index (S&P MidCap 400). The S&P MidCap 400 is a market-weighted index of 400 stocks traded on the New York Stock Exchange, American Stock Exchange and NASDAQ. The weightings make each company’s influence on the S&P MidCap 400’s performance directly proportional to that company’s market value. The companies included in the S&P MidCap 400 tend to be typical of this asset class, the medium-capitalized sector of the U.S. securities market.

The Mid-Cap Equity Index Fund’s performance for the six months ended June 30, 2022, was -19.56% before expenses and -19.62% after expenses. The return of the S&P MidCap 400 was -19.54%. Note that the performance of the Mid-Cap Equity Index Fund includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark.

COMPOSITE FUND (Unaudited)

The Composite Fund seeks capital appreciation and current income by investing in a diversified portfolio of common stocks, debt securities and money market instruments.

The primary investment objective of the fixed income portion of the fund is to provide a high level of current income, consistent with capital preservation, while minimizing volatility. It does this by investing primarily in investment grade publicly traded debt securities. The securities held include corporate, U.S. agency and mortgage-backed securities, all of which normally yield more than U.S. Treasury issues.

For the six months ended June 30, 2022, the fixed income portion of the Fund had a total return of -9.02% before expenses. The Bloomberg U.S. Aggregate Index returned -10.35% for the six months ended June 30, 2022.

The primary objective of the equity portion of the Composite Fund is to provide exposure to a diversified portfolio of primarily large capitalization, domestic equity securities that have the potential to outperform their peer group over the medium to long term. The portfolio has a focus on dividend income and aims to continually earn a dividend yield that is higher than that of its benchmark without taking significant over or under weights in any sector.

For the six months ended June 30, 2022, the equity portion of the Fund had a total return of -16.76% (before expenses), outperforming the S&P 500® Index (S&P 500) which decreased 19.96%.

The Fund’s aggregate performance for the six months ended June 30, 2022 was -13.41% before expenses and -13.64% after expenses, versus a -16.08% return in the weighted benchmark.

INTERNATIONAL FUND (Unaudited)

The International Fund seeks capital appreciation by investing in stocks of large and mid-cap companies in developed market countries located outside of the United States and Canada that are reflected or contained in the Morgan Stanley Capital International, Inc. Europe, Australasia and Far East® Index (MSCI EAFE® Index). Previously, the International Fund was invested mainly in exchange traded funds that reflect, replicate or follow the country weightings of the MSCI EAFE® Index. The Fund had also invested a small percentage of assets in exchange traded funds that provide exposure to emerging markets and to companies with small market capitalizations in developed market countries. The Securities and Exchange Commission revoked the exemptive orders that allowed these investments in exchange traded funds effective on January 19, 2022. The International Fund is, and shall continue to be, invested directly in the stocks of companies represented in the MSCI EAFE® Index, except to the extent that it is permissible to invest in exchange traded funds within the general limitations of the Investment Company Act of 1940.

For the six months ended June 30, 2022, the International Fund returned -15.93% before expenses and -15.99% after expenses. The return of the MSCI EAFE benchmark was -19.57%. The fund’s benchmark closes earlier in the day than the actual market for the fund’s investments. This time lag can result in both positive and negative performance differences.

CATHOLIC VALUES INDEX FUND (Unaudited)

The Catholic Values Index Fund’s objective is to replicate the performance of the S&P 500® Catholic Values Index (Catholic Values Index). The Catholic Values Index is designed to provide exposure to U.S. large capitalization stocks included in the S&P 500® Index (S&P 500) while maintaining alignment with the moral and social teachings of the Catholic Church. The Catholic Values Index is based on the S&P 500, and generally comprises approximately 500 or less U.S. listed common stocks. All index constituents are members of the S&P 500 and follow the eligibility criteria for that index. From this starting universe, constituents are screened to exclude companies involved in activities which are perceived to be inconsistent with Catholic values as outlined in the Socially Responsible Investment Guidelines of the

United States Conference of Catholic Bishops, currently including the protection of human life, promotion of human dignity, reducing arms production, affordable housing and banking, protection of the environment and encouraging corporate responsibility. The Catholic Values Index then reweights the remaining constituents so that the Catholic Values Index’s sector exposures approximate the sector exposures on the S&P 500.

The Catholic Values Index Fund’s performance for the six months ended June 30, 2022, was -21.72% before expenses and -21.81% after expenses. The benchmark returned -21.70%. Note that the Catholic Values Index Fund’s performance includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark.

RETIREMENT INCOME FUND (Unaudited)

The objective of the Retirement Income Fund is current income consistent with the preservation of capital and, to a lesser extent, capital appreciation. The Retirement Income Fund invests primarily in the fixed-income funds of the Investment Company and also invests in two equity funds of the Investment Company. The Fund’s current target allocation is approximately 70% of net assets in fixed-income funds (approximately 35% in the Bond, 30% in the Mid-Term Bond Funds and 5% in the Money Market Fund) and approximately 30% of net assets in equity funds (20% in the Equity Index Fund, 5% in the Mid-Cap Equity Index Fund and 5% in the International Fund) (See Note 1 in the Notes to Financial Statements for additional information on changes to Fund target allocations during 2022).

Performance for the Retirement Income Fund is compared to the Morningstar Lifetime Allocation Conservative Income Index. For the six months ended June 30, 2022, the Fund returned -10.43% before expenses and -10.48% after expenses, versus a -10.56% return in the benchmark.

2015 RETIREMENT FUND (Unaudited)

The objective of the 2015 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a retirement in 2015. The 2015 Retirement Fund invests in funds of the Investment Company. The Fund’s current target allocation is approximately 67% of net assets in fixed-income funds (35% in the Bond Fund, 27% in the Mid-Term Bond Fund and 5% in the Money Market Fund) and approximately 33% of net assets in equity funds (approximately 23% in the Equity Index Fund, 5% in the Mid-Cap Equity Index Fund and 5% in the International Fund) (See Note 1 in the Notes to Financial Statements for additional information on changes to Fund target allocations during 2022).

Performance for the 2015 Retirement Fund is compared to the Morningstar Lifetime Allocation Conservative 2015 Index. For the year six months ended June 30, 2022, the Fund returned -11.87% before expenses and -11.94% after expenses, versus a -14.04% return in the benchmark.

2020 RETIREMENT FUND (Unaudited)

The objective of the 2020 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a retirement in 2020. The 2020 Retirement Fund invests in funds of the Investment Company. The Fund’s current target allocation is approximately 59% of net assets in fixed-income funds (35% in the Bond Fund, 19% in the Mid-Term Bond Fund and 5% in the Money Market Fund) and approximately 41% of net assets in equity funds (approximately 25% in the Equity Index Fund, 7% in the Mid-Cap Equity Index Fund, 7% in the International Fund and 2% in Small Cap Funds, which consists of the Small Cap Growth and Small Cap Value Funds) (See Note 1 in the Notes to Financial Statements for additional information on changes to Fund target allocations during 2022).

Performance for the 2020 Retirement Fund is compared to the Morningstar Lifetime Allocation Moderate 2020 Index. For the six months ended June 30, 2022, the Fund returned -13.14% before expenses and -13.17% after expenses, versus a -16.74% return in the benchmark.

2025 RETIREMENT FUND (Unaudited)

The objective of the 2025 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2025. The 2025 Retirement Fund invests in funds of the Investment Company. The Fund’s current target allocation is approximately 51% of net assets in equity funds (approximately 30% in the Equity Index Fund, 8% in the Mid-Cap Equity Index Fund, 10% in the International Fund and 3% in Small Cap Funds, which consists of the Small Cap Growth, Small Cap Value and Small Cap Equity Index Funds) and approximately 49% of net assets in fixed-income funds (32% in the Bond Fund, 14% in the Mid-Term Bond Fund and 3% in the Money Market Fund) (See Note 1 in the Notes to Financial Statements for additional information on changes to Fund target allocations during 2021).

Performance for the 2025 Retirement Fund is compared to the Morningstar Lifetime Allocation Moderate 2025 Index. For the six months ended June 30, 2022, the Fund returned -14.18% before expenses and -14.21% after expenses, versus a -17.79% return in the benchmark.

2030 RETIREMENT FUND (Unaudited)

The objective of the 2030 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2030. The 2030 Retirement Fund invests in funds of the Investment Company. The Fund’s current target allocation is approximately 61% of net assets in equity funds (approximately 35% in the Equity Index Fund, 10% in the Mid-Cap Equity Index Fund, 12% in the International Fund and 4% in Small Cap Funds, which consists of Small Cap Growth, Small Cap Value and Small Cap Equity Index Funds) and approximately 39% of net assets in fixed-income funds (26% in the Bond Fund, 10% in the Mid-Term Bond Fund and 3% in the Money Market Fund) (See Note 1 in the Notes to Financial Statements for additional information on changes to Fund target allocations during 2022).

Performance for the 2030 Retirement Fund is compared to the Morningstar Lifetime Allocation Moderate 2030 Index. For the six months ended June 30, 2022, the Fund returned -15.53% before expenses and -15.56% after expenses, versus a -18.62% return in the benchmark.

2035 RETIREMENT FUND (Unaudited)

The objective of the 2035 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2035. The 2035 Retirement Fund invests in funds of the Investment Company. The Fund’s current target allocation is approximately 73% of net assets in equity funds (approximately 40% in the Equity Index Fund, 13% in the Mid-Cap Equity Index Fund, 15% in the International Fund and 5% in Small Cap Funds, which consists of the Small Cap Growth, Small Cap Value and Small Cap Equity Index Funds) and approximately 27% of net assets in fixed-income funds (20% in the Bond Fund, 4% in the Mid-term Bond Fund and 3% in the Money Market Fund) (See Note 1 in the Notes to Financial Statements for additional information on changes to Fund target allocations during 2022).

Performance for the 2035 Retirement Fund is compared to the Morningstar Lifetime Allocation Moderate 2035 Index. For the six months ended June 30, 2022, the Fund returned -17.28% before expenses and -17.31% after expenses, versus a -19.14% return in the benchmark.

2040 RETIREMENT FUND (Unaudited)

The objective of the 2040 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2040. The 2040 Retirement Fund invests in funds of the Investment Company. The Fund’s current target allocation is approximately 82% of net assets in equity funds (approximately 44% in the Equity Index Fund, 14% in the Mid-Cap Equity Index Fund, 18% in the International Fund and 6% in the Small Cap Funds, which consists of the Small Cap Growth, Small Cap Value and Small-Cap Equity Index Funds) and approximately 18% of net assets in fixed-income funds (16% in the Bond Fund and 2% in the Money Market Fund) (See Note 1 in the Notes to Financial Statements for additional information on changes to Fund target allocations during 2022).

Performance for the 2040 Retirement Fund is compared to Morningstar Lifetime Allocation Moderate 2040 Index. For the six months ended June 30, 2022, the Fund returned -17.71% before expenses and -17.74% after expenses, versus a -19.48% return in the benchmark.

2045 RETIREMENT FUND (Unaudited)

The objective of the 2045 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2045. The 2045 Retirement Fund invests in funds of the Investment Company. The Fund’s current target allocation is approximately 87% of net assets in equity funds (approximately 47% in the Equity Index Fund, 14% in the Mid-Cap Equity Index Fund, 19% in the International Fund and 7% in the Small Cap Funds, which consists of the Small Cap Growth, Small Cap Value and Small Cap Equity Index Funds) and approximately 13% of net assets in fixed-income funds (11% in the Bond Fund and 2% in the Money Market Fund) (See Note 1 in the Notes to Financial Statements for additional information on changes to Fund target allocations during 2022).

Performance for the 2045 Retirement Fund is compared to the Morningstar Lifetime Allocation Moderate 2045 Index. For the six months ended June 30, 2022, the Fund returned -18.22% before expenses and -18.25% after expenses, versus a -19.67% return in the benchmark.

2050 RETIREMENT FUND (Unaudited)

The objective of the 2050 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2050. The 2050 Retirement Fund invests in funds of the Investment Company. The Fund’s current target allocation is approximately 90% of net assets in equity funds (approximately 48% in the Equity Index Fund, 14% in the Mid-Cap Equity Index Fund, 20% in the International Fund and 8% in the Small Cap Funds, which consists of the Small Cap Growth, Small Cap Value and the Small Cap Equity Index Funds) and approximately 10% of net assets in fixed-income funds (8% in the Bond Fund and 2% in the Money Market Fund) (See Note 1 in the Notes to Financial Statements for additional information on changes to Fund target allocations during 2022).

Performance for the 2050 Retirement Fund is compared to the Morningstar Lifetime Allocation Moderate 2050 Index. For the six months ended June 30, 2022, the Fund returned -18.34% before expenses and -18.37% after expenses, versus a -19.73% return in the benchmark.

2055 RETIREMENT FUND (Unaudited)

The objective of the 2055 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2055. The 2055 Retirement Fund invests in funds of the Investment Company. The Fund’s current target allocation is approximately 92% of net assets in equity funds (approximately 47% in the Equity Index Fund, 15% in the Mid-Cap Equity Index Fund, 21% in the International Fund and 9% in the Small Cap Funds, which consists of the Small Cap Growth, Small Cap Value and Small Cap Equity Index Funds) and approximately 8% of net assets in fixed-income funds (7% in the Bond Fund and 1% in the Money Market Fund) (See Note 1 in the Notes to Financial Statements for additional information on changes to Fund target allocations during 2022).

Performance for the 2055 Retirement Fund is compared to the Morningstar Lifetime Allocation Moderate 2055 Index. For the six months ended June 30, 2022, the Fund returned -18.50% before expenses and -18.55% after expenses, versus a -19.75% return in the benchmark.

2060 RETIREMENT FUND (Unaudited)

The objective of the 2060 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2060. The 2060 Retirement Fund invests in funds of the Investment Company. The Fund’s current target allocation is approximately 94% of net assets in equity funds (approximately 47% in the Equity Index Fund, 15% in the Mid-Cap Equity Index Fund, 22% in the International Fund and 10% in the Small Cap Funds, which consists of the Small Cap Growth, Small Cap Value and Small Cap Equity Index Funds) and approximately 6% of net assets in fixed-income funds (5% in the Bond Fund and 1% in the Money Market Fund) (See Note 1 in the Notes to Financial Statements for additional information on changes to Fund target allocations during 2022).

Performance for the 2060 Retirement Fund is compared to the Morningstar Lifetime Allocation Moderate 2060 Index. For the six months ended June 30, 2022, the Fund returned -18.49% before expenses and -18.56% after expenses, versus a -19.77% return in the benchmark.

2065 RETIREMENT FUND (Unaudited)

The objective of the 2065 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2065. The 2065 Retirement Fund invests in funds of the Investment Company. The Fund’s current target allocation is approximately 95% of net assets in equity funds (approximately 48% in the Equity Index Fund, 15% in the Mid-Cap Equity Index Fund, 22% in the International Fund and 10% in the Small Cap Funds, which consists of Small Cap Growth, Small Cap Value and Small Cap Equity Index Funds) and approximately 5% of net assets in fixed-income funds (4% in the Bond Fund and 1% in the Money Market Fund) (See Note 1 in the Notes to Financial Statements for additional information on changes to Fund target allocations during 2022).

Performance for the 2065 Retirement Fund is compared to the Morningstar Lifetime Allocation Moderate 2065 Index. For the six months ended June 30, 2022, the Fund returned -18.70% before expenses and -18.72% after expenses, versus a -19.75% return in the benchmark.

CONSERVATIVE ALLOCATION FUND (Unaudited)

The objective of the Conservative Allocation Fund is current income and, to a lesser extent, capital appreciation. The Conservative Allocation Fund invests primarily in the fixed-income funds of the Investment Company and also invests in the equity funds of the Investment Company. The Conservative Allocation Fund’s target allocation is approximately 65% of net assets in fixed-income funds (approximately 30% in the Bond Fund and 35% in the Mid-Term Bond Fund) and approximately 35% of net assets in equity funds (approximately 25% in the Equity Index Fund, 5% in the Mid-Cap Equity Index Fund and 5% in the International Fund).

Performance for the Conservative Allocation Fund is compared to the Morningstar US Moderately Conservative Target Allocation Index. For the six months ended June 30, 2022, the Conservative Allocation Fund returned -12.06% before expenses and -12.10% after expenses, versus a -13.85% return in the benchmark.

MODERATE ALLOCATION FUND (Unaudited)

The objective of the Moderate Allocation Fund is capital appreciation and current income. The Moderate Allocation Fund invests in the equity and fixed-income funds of the Investment Company. The Moderate Allocation Fund’s target allocation is approximately 60% of net assets in equity funds (approximately 35% of its net assets in the Equity Index Fund, 15% in the Mid-Cap Equity Index Fund and 10% in the International Fund) and approximately 40% of net assets in fixed-income funds (approximately 25% of its net assets in the Bond Fund and approximately 15% of its net assets in the Mid-Term Bond Fund).

Performance for the Moderate Allocation Fund is compared to the Morningstar US Moderate Target Allocation Index. For the six months ended June 30, 2022, the Moderate Allocation Fund returned -15.14% before expenses and -15.16% after expenses, versus a -16.05% return for the benchmark.

AGGRESSIVE ALLOCATION FUND (Unaudited)

The objective of the Aggressive Allocation Fund is capital appreciation and, to a lesser extent, current income. The Aggressive Allocation Fund invests in the equity and fixed-income funds of the Investment Company. The Aggressive Allocation Fund’s target allocation is approximately 80% of net assets in equity funds (approximately 35% of its net assets in the Equity Index Fund, 20% in the Mid-Cap Equity Index Fund, 5% each in the Small Cap Value Fund and Small Cap Growth Funds and 15% in the International Fund) and approximately 20% of net assets in the Bond Fund.

Performance for the Aggressive Allocation Fund is compared to the Morningstar US Moderately Aggressive Target Allocation Index. For the six months ended June 30, 2022, the Aggressive Allocation Fund returned -17.58% before expenses and -17.60% after expenses, versus an -17.89% return for the benchmark.

MONEY MARKET FUND (Unaudited)

The Money Market Fund’s investment objective is to realize current income while maintaining liquidity, investment quality and stability of capital through investing in high-quality commercial paper issued by U.S. corporations and securities issued by the U.S. government and its agencies. For the six months ended June 30, 2022, the Money Market Fund returned 0.16% before expenses and 0.04% after expenses, compared to a 0.17% return for the FTSE 3-Month Treasury Bill Index. Note that the benchmark performance does not reflect any expenses.

The Fund’s strategy will continue to focus on quality, liquidity, and maintaining a relatively short weighted average maturity. On June 30, 2022, the fund held 24% in U.S. Treasury Bills, 25% in U.S. agency discount notes and the remainder in commercial paper. The average maturity was 25 days.

The seven-day effective yield as of August 16, 2022, was 1.83%. As with all performance reporting, this yield is not necessarily indicative of future annual yields. Neither the Federal Deposit Insurance Corporation nor any other U.S. government agency insures or guarantees investments in shares of the Money Market Fund.

Many of the stimulus measures put into place by the Federal Reserve (the Fed) to combat the effects of the Covid-19 have ended or are in the process of being wound down. The emergence and economic impact of the virus prompted the Fed to cut the Fed Funds target twice: an inter-meeting cut of 50 basis points on March 3, 2020 and a 100 basis point, or 1.00% easing on March 15, 2020. Additionally, the Fed pledged to increase its holdings of Treasury securities by at least $80 billion per month and of agency mortgage-backed securities (MBS) by at least $40 billion per month until progress had been made toward the goals of maximum employment and price stability.

The highest inflation rate since the 1980s, as measured by the Consumer Price Index (CPI), prompted the Fed to raise the Fed Funds rate in March of this year. Rising energy prices, the lagged effect on supply chains from the pandemic and the general increase in the money supply all contributed to the higher figure. The year-over-year (YoY) CPI in June was 9.1%. This is in contrast to the 7.0% YoY recorded in December 2021 and the 1.4% YoY level in December 2020. To combat this, the Fed increased the Fed Funds target range by 25, 50 and 75 basis points at the March, May and June meetings, respectively. Expectations are that the Fed will continue to increase the range at the remaining meetings this year until the target level is greater than 3.00%.

MID-TERM BOND FUND (Unaudited)

The Mid-Term Bond Fund seeks a high level of return consistent with the preservation of capital through investment in publicly traded debt securities. Under normal circumstances, the portfolio emphasizes corporate issues, particularly BBB-rated bonds, in order to capture incremental income. At this time, we’ve chosen to add U.S. Treasury exposure to increase the overall quality of the Fund. The objective of the Fund is to maintain a maturity profile similar to that of the Bloomberg U.S. Intermediate Government/Credit Bond Index benchmark. To achieve the duration target, intermediate corporate and U.S. Treasury maturities are emphasized. In addition, the Fund’s corporate positions will remain highly diversified in order to help shield the portfolio from any credit risks.

For the six months ended June 30, 2022, the Mid-Term Bond Fund returned -5.75% before expenses and -5.97% after expenses versus a -6.77% return of the Bloomberg Intermediate U.S. Government/Credit Bond Index during the same period. The Fund’s outperformance can be attributed in part to its’ greater exposure to Treasuries and lower exposure to credit relative to its’ benchmark. We maintained our “up-in-quality” and short duration stance through this period and expect to continue to do so for the time being.

BOND FUND (Unaudited)

The Bond Fund’s primary investment objective is to provide as high a level of current income over time as is believed to be consistent with prudent investment risk. It does this by investing primarily in investment grade publicly traded debt securities. A secondary objective is preservation of capital. The securities held by the Bond Fund include corporate, U.S. agency and mortgage-backed securities, all of which normally yield more than U.S. Treasury issues.

Over the long term, the Bond Fund’s strategy is to overweight corporate bonds, underweight U.S. Treasuries, and market weight mortgage-backed securities. The portfolio’s aim is to maintain a similar maturity profile to the benchmark, the Bloomberg U.S. Aggregate Bond Index, with an overweighting of BBB-rated issuers. To achieve the duration target, intermediate corporate and longer U.S. Treasury maturities are emphasized. The Bond Fund also stresses diversification in order to protect it from unexpected credit events.

The benchmark returned -10.35% for the six months ended June 30, 2022. The Bond Fund returned -9.52% before expenses and -9.72% after expenses during the same period. The Fund’s outperformance can be attributed to the contribution of our mortgage-backed securities (MBS) holdings and our decision to hold shorter maturity corporates relative to the benchmark. We maintained our “up-in-quality” stance through this period and expect to do so for the time being.

Many of the stimulus measures put into place by the Federal Reserve (the Fed) to combat the effects of the Covid-19 have ended or are in the process of being wound down. The emergence and economic impact of the virus prompted the Fed to cut the Fed Funds target twice: an inter-meeting cut of 50 basis points on March 3, 2020 and a 100 basis point, or 1.00% easing on March 15, 2020. Additionally, the Fed pledged to increase its holdings of Treasury securities by at least $80 billion per month and of agency MBS by at least $40 billion per month until progress had been made toward the goals of maximum employment and price stability.

The highest inflation rate since the 1980s, as measured by the Consumer Price Index (CPI), prompted the Fed to raise the Fed Funds rate in March of this year. Rising energy prices, the lagged effect on supply chains from the pandemic and the general increase in the money supply all contributed to the higher figure. The year-over-year (YoY) CPI in June was 9.1%. This is in contrast to the 7.0% YoY recorded in December 2021 and the 1.4% YoY level in December 2020. To combat this, the Fed increased the Fed Funds target range by 25, 50 and 75 basis points at the March, May and June meetings, respectively. Expectations are that the Fed will continue to increase the range at the remaining meetings this year until the target level is greater than 3.00%.

The Treasury curve bear flattened year-to-date as shorter-term rates rose more than long term rates. Through June 30, the two-year yield rose 222 basis points or 2.22% and stood at 2.95%. The five-year rate has risen 177 basis points to 3.03% and the long bond, or the thirty year, is 128 basis points higher at 3.18%. The changes in the yield curve are fairly consistent with expected Fed hikes in the Fed Funds rate. It is often said that the Fed controls the front part of the curve and inflation the back end. The Fed’s influence is felt directly out to about five years and the longer end of the curve reflects the Fed’s efforts to slow the economy and curtail inflation.

The Fed’s purchase of $80 billion Treasuries per month and $40 billion MBS per month ended in March. In June, the Fed took additional measures to shrink its balance sheet by starting to reinvest fewer Treasuries and MBS than is produced from the cash flows of its existing portfolio. By September, the Fed plans to buy $60 billion fewer Treasuries and $35 billion fewer MBS per month from the proceeds of the portfolio than it was at the beginning year. This withdrawal of liquidity will take an uneconomic buyer of size out the market and could put additional upward pressure on rates.

Investment grade spreads have moved wider over the course of the last six months. Spreads entered 2022 close to post-economic crisis tights and exited the second quarter at the widest levels since June 2020. Concerns that inflation would hurt corporate and consumer personal finances or the Fed would inadvertently tighten too much and cause a recession were partly responsible for the move.

MUTUAL OF AMERICA INVESTMENT CORPORATION

ASSET ALLOCATIONS AS OF JUNE 30, 2022 (Unaudited)

Equity Index Fund

All America Fund

Small Cap Value Fund

Small Cap Growth Fund

Small Cap Equity Index Fund

Mid Cap Value Fund

MUTUAL OF AMERICA INVESTMENT CORPORATION

ASSET ALLOCATIONS AS OF JUNE 30, 2022 (Unaudited) (Continued)

Mid-Cap Equity Index Fund

Composite Fund

International Fund

Catholic Values Index Fund

Retirement Income Fund

2015 Retirement Fund

MUTUAL OF AMERICA INVESTMENT CORPORATION

ASSET ALLOCATIONS AS OF JUNE 30, 2022 (Unaudited) (Continued)

2020 Retirement Fund

2025 Retirement Fund

2030 Retirement Fund

2035 Retirement Fund

2040 Retirement Fund

2045 Retirement Fund

MUTUAL OF AMERICA INVESTMENT CORPORATION

ASSET ALLOCATIONS AS OF JUNE 30, 2022 (Unaudited) (Continued)

2050 Retirement Fund

2055 Retirement Fund

2060 Retirement Fund

2065 Retirement Fund

Conservative Allocation Fund

Moderate Allocation Fund

MUTUAL OF AMERICA INVESTMENT CORPORATION

ASSET ALLOCATIONS AS OF JUNE 30, 2022 (Unaudited) (Continued)

Aggressive Allocation Fund

Money Market Fund

Mid-Term Bond Fund

Bond Fund

MUTUAL OF AMERICA INVESTMENT CORPORATION

EXPENSE EXAMPLE (Unaudited)

EXAMPLE

As a shareholder of one of the Mutual of America Investment Corporation Funds, you incur ongoing costs, including management fees and other Fund expenses. You do not incur transactional costs, such as sales charges (loads), redemption fees or exchange fees. Additionally, Mutual of America Capital Management LLC, the Funds’ Adviser, has contractually agreed to reimburse the direct non-advisory operating expenses of any Allocation or Retirement Fund (each a “Fund of Funds”) that has less than $50 million in average daily net assets for the prior calendar year. This contractual obligation remains in effect through April 30, 2023 and will continue for succeeding 12 month periods ending April 30th unless i) The Fund of Funds has at least $50 million in average daily net assets for the prior calendar year, ii) the Investment Company gives not less than 30 days written notice to the Adviser, or iii) the Adviser gives 45 days advance notice to the Investment Company before the next May 1 of a given year to terminate the agreement. In that case, the agreement will terminate on the next May 1 following the written notice. Furthermore, the Funds’ Adviser has contractually agreed to reimburse the non-advisory operating expenses of the Small Cap Equity Index and the Catholic Values Index Funds to the extent that such operating expenses exceed 0.07% of the respective fund’s net assets. This contractual obligation remains in effect through April 30, 2023, and continues into successive 12 month periods ending April 30 unless i) the Investment Company gives not less than 30 days written notice to the Adviser, or ii) the Adviser gives 45 days advance notice to the Investment Company before the next May 1 of a given year to terminate the agreement. In that case, the agreement will terminate on the next May 1 following the written notice.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at January 1, 2022 and held for the entire period ending June 30, 2022 under the expense reimbursement agreement in effect during that period as described above.

For variable annuity owners or participants in a group variable annuity, the estimate of expenses does not include fees and charges associated with your variable annuity. If those fees and charges were included, the estimate of expenses for the period would be higher and your ending account value would be lower.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning other non-Mutual of America funds, which may also charge transactional costs, such as sales charges (loads), redemption fees or exchange fees, which the Mutual of America Investment Corporation does not charge.

Equity Index Fund
	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period* January 1, 2022 to June 30, 2022
Actual	$1,000.00	$799.73	$0.67
Hypothetical (5% return before expenses)	$1,000.00	$1,023.73	$0.75

*	Expenses are equal to the Fund’s annual expense ratio of 0.15%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION

EXPENSE EXAMPLE (Unaudited) (Continued)

All America Fund
	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period* January 1, 2022 to June 30, 2022
Actual	$1,000.00	$799.98	$2.35
Hypothetical (5% return before expenses)	$1,000.00	$1,021.80	$2.66

*	Expenses are equal to the Fund’s annual expense ratio of 0.53%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Small Cap Value Fund
	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period* January 1, 2022 to June 30, 2022
Actual	$1,000.00	$858.70	$3.77
Hypothetical (5% return before expenses)	$1,000.00	$1,020.33	$4.11

*	Expenses are equal to the Fund’s annual expense ratio of 0.82%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Small Cap Growth Fund
	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period* January 1, 2022 to June 30, 2022
Actual	$1,000.00	$699.14	$3.41
Hypothetical (5% return before expenses)	$1,000.00	$1,020.33	$4.11

*	Expenses are equal to the Fund’s annual expense ratio of 0.82%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Small Cap Equity Index Fund
	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period* January 1, 2022 to June 30, 2022
Actual	$1,000.00	$809.13	$0.67
Hypothetical (5% return before expenses)	$1,000.00	$1,023.73	$0.75

*	Expenses are equal to the Fund’s annual expense ratio of 0.15%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION

EXPENSE EXAMPLE (Unaudited) (Continued)

Mid Cap Value Fund
	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period* January 1, 2022 to June 30, 2022
Actual	$1,000.00	$863.26	$3.13
Hypothetical (5% return before expenses)	$1,000.00	$1,021.04	$3.41

*	Expenses are equal to the Fund’s annual expense ratio of 0.68%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Mid-Cap Equity Index Fund
	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period* January 1, 2022 to June 30, 2022
Actual	$1,000.00	$803.83	$0.67
Hypothetical (5% return before expenses)	$1,000.00	$1,023.73	$0.75

*	Expenses are equal to the Fund’s annual expense ratio of 0.15%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Composite Fund
	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period* January 1, 2022 to June 30, 2022
Actual	$1,000.00	$863.60	$2.40
Hypothetical (5% return before expenses)	$1,000.00	$1,021.85	$2.61

*	Expenses are equal to the Fund’s annual expense ratio of 0.52%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

International Fund
	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period* January 1, 2022 to June 30, 2022
Actual	$1,000.00	$840.14	$0.68
Hypothetical (5% return before expenses)	$1,000.00	$1,023.73	$0.75

*

Expenses are equal to the Fund’s annual expense ratio of 0.15% (reflecting direct expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION

EXPENSE EXAMPLE (Unaudited) (Continued)

Catholic Values Index Fund
	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period* January 1, 2022 to June 30, 2022
Actual	$1,000.00	$781.85	$0.97
Hypothetical (5% return before expenses)	$1,000.00	$1,023.37	$1.10

*	Expenses are equal to the Fund’s annual expense ratio of 0.22%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Retirement Income Fund
	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period* January 1, 2022 to June 30, 2022
Actual	$1,000.00	$895.19	$2.21
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	$2.36

*

Expenses are equal to the Fund’s annual expense ratio of 0.47% (reflecting direct expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2015 Retirement Fund
	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period* January 1, 2022 to June 30, 2022
Actual	$1,000.00	$880.64	$2.28
Hypothetical (5% return before expenses)	$1,000.00	$1,022.00	$2.46

*

Expenses are equal to the Fund’s annual expense ratio of 0.49% (reflecting direct expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2020 Retirement Fund
	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period* January 1, 2022 to June 30, 2022
Actual	$1,000.00	$868.31	$1.94
Hypothetical (5% return before expenses)	$1,000.00	$1,022.36	$2.11

*

Expenses are equal to the Fund’s annual expense ratio of 0.42% (reflecting direct expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION

EXPENSE EXAMPLE (Unaudited) (Continued)

2025 Retirement Fund
	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period* January 1, 2022 to June 30, 2022
Actual	$1,000.00	$857.94	$1.75
Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	$1.91

*

Expenses are equal to the Fund’s annual expense ratio of 0.38% (reflecting direct expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2030 Retirement Fund
	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period* January 1, 2022 to June 30, 2022
Actual	$1,000.00	$844.33	$1.60
Hypothetical (5% return before expenses)	$1,000.00	$1,022.71	$1.76

*

Expenses are equal to the Fund’s annual expense ratio of 0.35% (reflecting direct expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2035 Retirement Fund
	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period* January 1, 2022 to June 30, 2022
Actual	$1,000.00	$826.89	$1.49
Hypothetical (5% return before expenses)	$1,000.00	$1,022.81	$1.66

*

Expenses are equal to the Fund’s annual expense ratio of 0.33% (reflecting direct expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2040 Retirement Fund
	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period* January 1, 2022 to June 30, 2022
Actual	$1,000.00	$822.61	$1.44
Hypothetical (5% return before expenses)	$1,000.00	$1,022.87	$1.61

*

Expenses are equal to the Fund’s annual expense ratio of 0.32% (reflecting direct expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION

EXPENSE EXAMPLE (Unaudited) (Continued)

2045 Retirement Fund
	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period* January 1, 2022 to June 30, 2022
Actual	$1,000.00	$817.51	$1.44
Hypothetical (5% return before expenses)	$1,000.00	$1,022.87	$1.61

*

Expenses are equal to the Fund’s annual expense ratio of 0.32% (reflecting direct expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2050 Retirement Fund
	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period* January 1, 2022 to June 30, 2022
Actual	$1,000.00	$816.30	$1.44
Hypothetical (5% return before expenses)	$1,000.00	$1,022.87	$1.61

*

Expenses are equal to the Fund’s annual expense ratio of 0.32% (reflecting direct expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2055 Retirement Fund
	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period* January 1, 2022 to June 30, 2022
Actual	$1,000.00	$814.47	$1.57
Hypothetical (5% return before expenses)	$1,000.00	$1,022.71	$1.76

*

Expenses are equal to the Fund’s annual expense ratio of 0.35% (reflecting direct expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2060 Retirement Fund
	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period* January 1, 2022 to June 30, 2022
Actual	$1,000.00	$814.41	$1.93
Hypothetical (5% return before expenses)	$1,000.00	$1,022.31	$2.16

*

Expenses are equal to the Fund’s annual expense ratio of 0.43% (reflecting direct expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION

EXPENSE EXAMPLE (Unaudited) (Continued)

2065 Retirement Fund
	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period* January 1, 2022 to June 30, 2022
Actual	$1,000.00	$812.81	$1.25
Hypothetical (5% return before expenses)	$1,000.00	$1,023.07	$1.40

*

Expenses are equal to the Fund’s annual expense ratio of 0.28% (reflecting direct expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Conservative Allocation Fund
	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period* January 1, 2022 to June 30, 2022
Actual	$1,000.00	$878.95	$1.95
Hypothetical (5% return before expenses)	$1,000.00	$1,022.36	$2.11

*

Expenses are equal to the Fund’s annual expense ratio of 0.42% (reflecting direct operating expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Moderate Allocation Fund
	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period* January 1, 2022 to June 30, 2022
Actual	$1,000.00	$848.39	$1.37
Hypothetical (5% return before expenses)	$1,000.00	$1,022.97	$1.50

*

Expenses are equal to the Fund’s annual expense ratio of 0.30% (reflecting direct operating expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Aggressive Allocation Fund
	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period* January 1, 2022 to June 30, 2022
Actual	$1,000.00	$824.00	$1.44
Hypothetical (5% return before expenses)	$1,000.00	$1,022.87	$1.61

*

Expenses are equal to the Fund’s annual expense ratio of 0.32% (reflecting direct operating expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION

EXPENSE EXAMPLE (Unaudited) (Continued)

Money Market Fund
	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period* January 1, 2022 to June 30, 2022
Actual	$1,000.00	$1,000.40	$1.19
Hypothetical (5% return before expenses)	$1,000.00	$1,023.27	$1.20

*	Expenses are equal to the Fund’s annual expense ratio of 0.24%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Mid-Term Bond Fund
	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period* January 1, 2022 to June 30, 2022
Actual	$1,000.00	$940.32	$2.21
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	$2.31

*	Expenses are equal to the Fund’s annual expense ratio of 0.46%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Bond Fund
	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period* January 1, 2022 to June 30, 2022
Actual	$1,000.00	$902.76	$2.07
Hypothetical (5% return before expenses)	$1,000.00	$1,022.26	$2.21

*	Expenses are equal to the Fund’s annual expense ratio of 0.44%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION — EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2022 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (8.7%)
Activision Blizzard, Inc.	98,850	$7,696,461
Alphabet, Inc. Cl A*	38,024	82,864,182
Alphabet, Inc. Cl C*	34,864	76,263,257
AT&T, Inc.	905,080	18,970,477
Charter Communications, Inc. Cl A*	14,643	6,860,685
Comcast Corp. Cl A	565,194	22,178,212
DISH Network Corp. Cl A*	31,700	568,381
Electronic Arts, Inc.	35,554	4,325,144
Fox Corp. Cl A	39,405	1,267,265
Fox Corp. Cl B	18,280	542,916
Interpublic Group of Cos., Inc.	49,769	1,370,141
Live Nation Entertainment, Inc.*	17,313	1,429,707
Lumen Technologies, Inc.	117,544	1,282,405
Match Group, Inc.*	36,106	2,516,227
Meta Platforms, Inc. Cl A*	289,959	46,755,889
Netflix, Inc.*	56,168	9,822,098
News Corp. Cl A	49,112	765,165
News Corp. Cl B	15,214	241,750
Omnicom Group, Inc.	26,010	1,654,496
Paramount Global Cl B	76,917	1,898,312
Take-Two Interactive Software, Inc.*	19,986	2,448,885
T-Mobile US, Inc.*	74,488	10,021,615
Twitter, Inc.*	96,435	3,605,705
Verizon Communications, Inc.	530,942	26,945,306
Walt Disney Co.*	230,282	21,738,621
Warner Bros Discovery, Inc.*	279,202	3,746,891

		357,780,193

CONSUMER DISCRETIONARY (10.4%)
Advance Auto Parts, Inc.	7,723	1,336,774
Amazon.com, Inc.*	1,106,221	117,491,732
Aptiv PLC*	34,253	3,050,915
AutoZone, Inc.*	2,509	5,392,142
Bath & Body Works, Inc.	30,151	811,665
Best Buy Co., Inc.	25,598	1,668,734
Booking Hldgs., Inc.*	5,136	8,982,813
BorgWarner, Inc.	30,288	1,010,710
Caesars Entertainment, Inc.*	27,101	1,037,968
CarMax, Inc.*	20,296	1,836,382
Carnival Corp.*	102,601	887,499
Chipotle Mexican Grill, Inc. Cl A*	3,535	4,621,164
Darden Restaurants, Inc.	15,770	1,783,902
Dollar General Corp.	28,924	7,099,107

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
CONSUMER DISCRETIONARY (CONTINUED)
Dollar Tree, Inc.*	28,460	$4,435,491
Domino’s Pizza, Inc.	4,557	1,775,908
DR Horton, Inc.	40,500	2,680,695
eBay, Inc.	70,778	2,949,319
Etsy, Inc.*	16,071	1,176,558
Expedia Group, Inc.*	19,163	1,817,227
Ford Motor Co.	499,243	5,556,575
Garmin Ltd.	19,289	1,895,144
General Motors Co.*	184,331	5,854,353
Genuine Parts Co.	17,901	2,380,833
Hasbro, Inc.	16,571	1,356,833
Hilton Worldwide Hldgs., Inc.	35,188	3,921,351
Home Depot, Inc.	130,644	35,831,730
Las Vegas Sands Corp.*	43,471	1,460,191
Lennar Corp. Cl A	32,696	2,307,357
LKQ Corp.	32,897	1,614,914
Lowe’s Cos., Inc.	83,583	14,599,443
Marriott International, Inc. Cl A	34,758	4,727,436
McDonald’s Corp.	93,498	23,082,786
MGM Resorts International	44,707	1,294,268
Mohawk Industries, Inc.*	6,507	807,454
Newell Brands, Inc.	46,526	885,855
NIKE, Inc. Cl B	160,404	16,393,289
Norwegian Cruise Line Hldgs. Ltd.*	52,985	589,193
NVR, Inc.*	391	1,565,619
O’Reilly Automotive, Inc.*	8,309	5,249,294
Penn National Gaming, Inc.*	20,666	628,660
Pool Corp.	5,066	1,779,331
PulteGroup, Inc.	30,042	1,190,564
PVH Corp.	8,537	485,755
Ralph Lauren Corp. Cl A	5,852	524,632
Ross Stores, Inc.	44,425	3,119,968
Royal Caribbean Cruises Ltd.*	28,365	990,222
Starbucks Corp.	144,997	11,076,321
Tapestry, Inc.	31,834	971,574
Target Corp.	58,461	8,256,447
Tesla, Inc.*	106,092	71,444,475
TJX Cos., Inc.	148,478	8,292,496
Tractor Supply Co.	14,145	2,742,008
Ulta Beauty, Inc.*	6,603	2,545,324
VF Corp.	40,809	1,802,533
Whirlpool Corp.	7,105	1,100,351
Wynn Resorts Ltd.*	13,341	760,170
Yum! Brands, Inc.	36,052	4,092,262

		425,023,716

CONSUMER STAPLES (6.9%)
Altria Group, Inc.	228,901	9,561,195
Archer-Daniels-Midland Co.	71,141	5,520,542

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
CONSUMER STAPLES (CONTINUED)
Brown-Forman Corp. Cl B	23,108	$1,621,257
Campbell Soup Co.	25,556	1,227,966
Church & Dwight Co., Inc.	30,692	2,843,921
Clorox Co.	15,560	2,193,649
Coca-Cola Co.	493,253	31,030,546
Colgate-Palmolive Co.	105,937	8,489,791
Conagra Brands, Inc.	60,668	2,077,272
Constellation Brands, Inc. Cl A	20,577	4,795,676
Costco Wholesale Corp.	56,035	26,856,455
Estee Lauder Cos., Inc. Cl A	29,306	7,463,359
General Mills, Inc.	76,135	5,744,386
Hershey Co.	18,457	3,971,208
Hormel Foods Corp.	35,829	1,696,861
JM Smucker Co.	13,712	1,755,273
Kellogg Co.	32,037	2,285,519
Keurig Dr Pepper, Inc.	93,257	3,300,365
Kimberly-Clark Corp.	42,596	5,756,849
Kraft Heinz Co.	89,749	3,423,027
Kroger Co.	82,942	3,925,645
Lamb Weston Hldgs., Inc.	18,262	1,305,002
McCormick & Co., Inc.	31,635	2,633,614
Molson Coors Beverage Co. Cl B	23,811	1,297,938
Mondelez International, Inc. Cl A	174,963	10,863,453
Monster Beverage Corp.*	47,544	4,407,329
PepsiCo, Inc.	174,807	29,133,335
Philip Morris International, Inc.	195,974	19,350,473
Procter & Gamble Co.	303,332	43,616,108
Sysco Corp.	64,411	5,456,256
Tyson Foods, Inc. Cl A	36,858	3,171,999
Walgreens Boots Alliance, Inc.	90,638	3,435,180
Walmart, Inc.	177,491	21,579,356

		281,790,805

ENERGY (4.3%)
APA Corp.	42,761	1,492,359
Baker Hughes Co. Cl A	118,252	3,413,935
Chevron Corp.	248,403	35,963,786
ConocoPhillips	163,525	14,686,180
Coterra Energy, Inc.	101,874	2,627,330
Devon Energy Corp.	77,600	4,276,536
Diamondback Energy, Inc.	21,093	2,555,417
EOG Resources, Inc.	74,049	8,177,972
Exxon Mobil Corp.	532,573	45,609,552
Halliburton Co.	114,033	3,576,075
Hess Corp.	35,023	3,710,337
Kinder Morgan, Inc.	246,533	4,131,893
Marathon Oil Corp.	89,470	2,011,286
Marathon Petroleum Corp.	68,396	5,622,835
Occidental Petroleum Corp.	112,561	6,627,592

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
ENERGY (CONTINUED)
ONEOK, Inc.	56,464	$3,133,752
Phillips 66	60,823	4,986,878
Pioneer Natural Resources Co.	28,449	6,346,403
Schlumberger NV	178,698	6,390,240
Valero Energy Corp.	51,594	5,483,410
Williams Cos., Inc.	153,988	4,805,965

		175,629,733

FINANCIALS (10.7%)
Aflac, Inc.	74,924	4,145,545
Allstate Corp.	34,764	4,405,642
American Express Co.	77,117	10,689,959
American International Group, Inc.	100,153	5,120,823
Ameriprise Financial, Inc.	13,895	3,302,564
Aon PLC Cl A	26,851	7,241,178
Arthur J. Gallagher & Co.	26,558	4,330,016
Assurant, Inc.	6,838	1,181,948
Bank of America Corp.	896,364	27,903,811
Bank of New York Mellon Corp.	93,956	3,918,905
Berkshire Hathaway, Inc. Cl B*	228,726	62,446,773
BlackRock, Inc. Cl A	18,005	10,965,765
Brown & Brown, Inc.	29,620	1,728,031
Capital One Financial Corp.	49,692	5,177,409
Cboe Global Markets, Inc.	13,426	1,519,689
Charles Schwab Corp.	190,670	12,046,531
Chubb Ltd.	53,568	10,530,397
Cincinnati Financial Corp.	18,854	2,243,249
Citigroup, Inc.	245,508	11,290,913
Citizens Financial Group, Inc.	62,011	2,213,173
CME Group, Inc. Cl A	45,440	9,301,568
Comerica, Inc.	16,531	1,213,045
Discover Financial Svcs.	35,521	3,359,576
Everest Re Group Ltd.	4,986	1,397,476
FactSet Research Systems, Inc.	4,791	1,842,475
Fifth Third Bancorp	86,739	2,914,430
First Republic Bank	22,690	3,271,898
Franklin Resources, Inc.	35,394	825,034
Globe Life, Inc.	11,468	1,117,786
Goldman Sachs Group, Inc.	43,420	12,896,608
Hartford Financial Svcs. Group, Inc.	41,577	2,720,383
Huntington Bancshares, Inc.	181,948	2,188,834
Intercontinental Exchange, Inc.	70,579	6,637,249
Invesco Ltd.	42,570	686,654
JPMorgan Chase & Co.	371,318	41,814,120
KeyCorp.	117,888	2,031,210

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
Lincoln National Corp.	20,434	$955,698
Loews Corp.	24,580	1,456,611
M&T Bank Corp.	22,683	3,615,443
MarketAxess Hldgs., Inc.	4,772	1,221,680
Marsh & McLennan Cos., Inc.	63,455	9,851,389
MetLife, Inc.	87,389	5,487,155
Moody’s Corp.	20,293	5,519,087
Morgan Stanley	176,923	13,456,763
MSCI, Inc. Cl A	10,256	4,227,010
Nasdaq, Inc.	14,574	2,223,118
Northern Trust Corp.	26,345	2,541,766
PNC Financial Svcs. Group, Inc.	52,287	8,249,320
Principal Financial Group, Inc.	29,710	1,984,331
Progressive Corp.	73,943	8,597,353
Prudential Financial, Inc.	47,410	4,536,189
Raymond James Financial, Inc.	24,577	2,197,430
Regions Financial Corp.	118,145	2,215,219
S&P Global, Inc.	43,882	14,790,867
Signature Bank	7,956	1,425,795
State Street Corp.	46,413	2,861,361
SVB Financial Group*	7,440	2,938,726
Synchrony Financial	63,401	1,751,136
T. Rowe Price Group, Inc.	28,736	3,264,697
Travelers Cos., Inc.	30,337	5,130,897
Truist Financial Corp.	168,325	7,983,655
U.S. Bancorp	170,930	7,866,199
Wells Fargo & Co.	479,197	18,770,146
Willis Towers Watson PLC	14,095	2,782,212
WR Berkley Corp.	26,486	1,807,934
Zions Bancorp NA	19,136	974,022

		437,303,876

HEALTH CARE (14.9%)
Abbott Laboratories	221,364	24,051,199
AbbVie, Inc.	223,408	34,217,169
ABIOMED, Inc.*	5,760	1,425,658
Agilent Technologies, Inc.	37,942	4,506,371
Align Technology, Inc.*	9,266	2,192,984
AmerisourceBergen Corp. Cl A	19,067	2,697,599
Amgen, Inc.	67,537	16,431,752
Baxter International, Inc.	63,659	4,088,818
Becton Dickinson & Co.	36,039	8,884,695
Biogen, Inc.*	18,515	3,775,949
Bio-Rad Laboratories, Inc. Cl A*	2,736	1,354,320
Bio-Techne Corp.	4,960	1,719,334
Boston Scientific Corp.*	180,734	6,735,956
Bristol-Myers Squibb Co.	269,168	20,725,936
Cardinal Health, Inc.	34,442	1,800,283
Catalent, Inc.*	22,657	2,430,870
Centene Corp.*	73,945	6,256,486

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Charles River Laboratories International, Inc.*	6,423	$1,374,329
Cigna Corp.	40,111	10,570,051
Cooper Cos., Inc.	6,233	1,951,677
CVS Health Corp.	165,783	15,361,453
Danaher Corp.	81,810	20,740,471
DaVita, Inc.*	7,654	612,014
DENTSPLY SIRONA, Inc.	27,239	973,249
Dexcom, Inc.*	49,623	3,698,402
Edwards Lifesciences Corp.*	78,605	7,474,549
Elevance Health, Inc.	30,479	14,708,556
Eli Lilly & Co.	99,703	32,326,704
Gilead Sciences, Inc.	158,577	9,801,644
HCA Healthcare, Inc.	28,765	4,834,246
Henry Schein, Inc.*	17,453	1,339,343
Hologic, Inc.*	31,528	2,184,890
Humana, Inc.	15,992	7,485,375
IDEXX Laboratories, Inc.*	10,621	3,725,103
Illumina, Inc.*	19,861	3,661,574
Incyte Corp.*	23,803	1,808,314
Intuitive Surgical, Inc.*	45,381	9,108,421
IQVIA Hldgs., Inc.*	23,930	5,192,571
Johnson & Johnson	332,676	59,053,317
Laboratory Corp. of America Hldgs.	11,720	2,746,699
McKesson Corp.	18,378	5,995,087
Medtronic PLC	169,605	15,222,049
Merck & Co., Inc.	319,706	29,147,596
Mettler-Toledo International, Inc.*	2,867	3,293,524
Moderna, Inc.*	43,750	6,249,688
Molina Healthcare, Inc.*	7,421	2,074,986
Organon & Co.	32,066	1,082,228
PerkinElmer, Inc.	15,948	2,268,125
Pfizer, Inc.	709,361	37,191,797
Quest Diagnostics, Inc.	14,838	1,973,157
Regeneron Pharmaceuticals, Inc.*	13,657	8,073,062
ResMed, Inc.	18,494	3,876,897
STERIS PLC	12,659	2,609,653
Stryker Corp.	42,549	8,464,273
Teleflex, Inc.	5,929	1,457,645
Thermo Fisher Scientific, Inc.	49,491	26,887,470
UnitedHealth Group, Inc.	118,609	60,921,141
Universal Health Svcs., Inc. Cl B	8,487	854,726
Vertex Pharmaceuticals, Inc.*	32,334	9,111,398
Viatris, Inc.	153,269	1,604,726
Waters Corp.*	7,615	2,520,413
West Pharmaceutical Svcs., Inc.	9,365	2,831,695
Zimmer Biomet Hldgs., Inc.	26,496	2,783,670

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Zoetis, Inc. Cl A	59,500	$10,227,455

		610,750,792

INDUSTRIALS (7.7%)
3M Co.	71,944	9,310,273
Alaska Air Group, Inc.*	15,941	638,437
Allegion PLC	11,101	1,086,788
American Airlines Group, Inc.*	82,115	1,041,218
AMETEK, Inc.	29,193	3,208,019
AO Smith Corp.	16,440	898,939
Boeing Co.*	70,310	9,612,783
Carrier Global Corp.	107,239	3,824,143
Caterpillar, Inc.	67,432	12,054,144
CH Robinson Worldwide, Inc.	16,090	1,631,043
Cintas Corp.	10,996	4,107,336
Copart, Inc.*	27,023	2,936,319
CSX Corp.	274,882	7,988,071
Cummins, Inc.	17,838	3,452,188
Deere & Co.	35,295	10,569,794
Delta Air Lines, Inc.*	81,046	2,347,903
Dover Corp.	18,226	2,211,178
Eaton Corp. PLC	50,444	6,355,440
Emerson Electric Co.	75,097	5,973,215
Equifax, Inc.	15,466	2,826,876
Expeditors International of Washington, Inc.	21,208	2,066,932
Fastenal Co.	72,771	3,632,728
FedEx Corp.	30,145	6,834,173
Fortive Corp.	45,317	2,464,339
Fortune Brands Home & Security, Inc.	16,537	990,236
Generac Hldgs., Inc.*	8,070	1,699,381
General Dynamics Corp.	29,140	6,447,225
General Electric Co.	139,152	8,859,808
Honeywell International, Inc.	86,062	14,958,436
Howmet Aerospace, Inc.	47,552	1,495,510
Huntington Ingalls Industries, Inc.	5,063	1,102,823
IDEX Corp.	9,610	1,745,464
Illinois Tool Works, Inc.	35,831	6,530,200
Ingersoll Rand, Inc.	51,320	2,159,546
Jacobs Engineering Group, Inc.	16,262	2,067,388
JB Hunt Transport Svcs., Inc.	10,598	1,668,867
Johnson Controls International PLC	87,950	4,211,046
L-3 Harris Technologies, Inc.	24,384	5,893,613
Leidos Hldgs., Inc.	17,278	1,740,067
Lockheed Martin Corp.	29,942	12,873,862
Masco Corp.	29,829	1,509,347
Nielsen Hldgs. PLC	45,474	1,055,906

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
Nordson Corp.	6,812	$1,379,021
Norfolk Southern Corp.	30,131	6,848,475
Northrop Grumman Corp.	18,473	8,840,624
Old Dominion Freight Line, Inc.	11,608	2,974,898
Otis Worldwide Corp.	53,452	3,777,453
PACCAR, Inc.	43,956	3,619,337
Parker-Hannifin Corp.	16,230	3,993,392
Pentair PLC	20,911	957,097
Quanta Svcs., Inc.	18,168	2,277,177
Raytheon Technologies Corp.	188,022	18,070,794
Republic Svcs., Inc. Cl A	26,358	3,449,472
Robert Half International, Inc.	13,972	1,046,363
Rockwell Automation, Inc.	14,698	2,929,458
Rollins, Inc.	28,639	1,000,074
Snap-on, Inc.	6,748	1,329,558
Southwest Airlines Co.*	74,965	2,707,736
Stanley Black & Decker, Inc.	19,086	2,001,358
Textron, Inc.	27,192	1,660,615
Trane Technologies PLC	29,566	3,839,736
TransDigm Group, Inc.*	6,556	3,518,409
Union Pacific Corp.	79,398	16,934,005
United Airlines Hldgs., Inc.*	41,307	1,463,094
United Parcel Svc., Inc. Cl B	92,852	16,949,204
United Rentals, Inc.*	9,054	2,199,307
Verisk Analytics, Inc. Cl A	19,963	3,455,396
Waste Management, Inc.	48,293	7,387,863
Westinghouse Air Brake Technologies Corp.	23,091	1,895,309
WW Grainger, Inc.	5,427	2,466,192
Xylem, Inc.	22,768	1,780,002

		314,832,423

INFORMATION TECHNOLOGY (26.4%)
Accenture PLC Cl A	80,078	22,233,657
Adobe, Inc.*	59,736	21,866,960
Advanced Micro Devices, Inc.*	204,874	15,666,715
Akamai Technologies, Inc.*	20,267	1,850,985
Amphenol Corp. Cl A	75,494	4,860,304
Analog Devices, Inc.	66,160	9,665,314
ANSYS, Inc.*	10,998	2,631,711
Apple, Inc.	1,943,909	265,771,238
Applied Materials, Inc.	111,684	10,161,010
Arista Networks, Inc.*	28,450	2,666,903

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (CONTINUED)
Autodesk, Inc.*	27,501	$4,729,072
Automatic Data Processing, Inc.	52,814	11,093,053
Broadcom, Inc.	51,617	25,076,055
Broadridge Financial Solutions, Inc.	14,820	2,112,591
Cadence Design Systems, Inc.*	34,863	5,230,496
CDW Corp.	17,082	2,691,440
Ceridian HCM Hldg., Inc.*	17,369	817,733
Cisco Systems, Inc.	525,193	22,394,230
Citrix Systems, Inc.	15,768	1,532,177
Cognizant Technology Solutions Corp. Cl A	65,890	4,446,916
Corning, Inc.	96,102	3,028,174
DXC Technology Co.*	30,908	936,821
Enphase Energy, Inc.*	17,071	3,332,942
EPAM Systems, Inc.*	7,225	2,129,785
F5, Inc.*	7,645	1,169,991
Fidelity National Information Svcs., Inc.	77,217	7,078,482
Fiserv, Inc.*	73,549	6,543,655
FleetCor Technologies, Inc.*	9,778	2,054,456
Fortinet, Inc.*	84,515	4,781,859
Gartner, Inc.*	10,182	2,462,313
Global Payments, Inc.	35,594	3,938,120
Hewlett Packard Enterprise Co.	164,370	2,179,546
HP, Inc.	133,172	4,365,378
Intel Corp.	516,954	19,339,249
International Business Machines Corp.	113,712	16,054,997
Intuit, Inc.	35,755	13,781,407
Jack Henry & Associates, Inc.	9,212	1,658,344
Juniper Networks, Inc.	40,847	1,164,139
Keysight Technologies, Inc.*	23,006	3,171,377
KLA Corp.	18,867	6,020,082
Lam Research Corp.	17,537	7,473,393
Mastercard, Inc. Cl A	108,572	34,252,295
Microchip Technology, Inc.	70,291	4,082,501
Micron Technology, Inc.	141,175	7,804,154
Microsoft Corp.	945,541	242,843,295
Monolithic Power Systems, Inc.	5,543	2,128,734
Motorola Solutions, Inc.	21,151	4,433,250
NetApp, Inc.	28,134	1,835,462
NortonLifeLock, Inc.	73,562	1,615,422
NVIDIA Corp.	316,571	47,988,998
NXP Semiconductors NV	33,195	4,913,856
ON Semiconductor Corp.*	54,933	2,763,679
Oracle Corp.	199,021	13,905,597
Paychex, Inc.	40,621	4,625,513

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (CONTINUED)
Paycom Software, Inc.*	6,088	$1,705,371
PayPal Hldgs., Inc.*	146,406	10,224,995
PTC, Inc.*	13,310	1,415,385
Qorvo, Inc.*	13,709	1,293,033
QUALCOMM, Inc.	141,597	18,087,601
Roper Technologies, Inc.	13,390	5,284,364
Salesforce, Inc.*	125,607	20,730,179
Seagate Technology Hldgs. PLC	24,989	1,785,214
ServiceNow, Inc.*	25,343	12,051,103
Skyworks Solutions, Inc.	20,345	1,884,761
SolarEdge Technologies, Inc.*	7,002	1,916,307
Synopsys, Inc.*	19,356	5,878,417
TE Connectivity Ltd.	40,731	4,608,713
Teledyne Technologies, Inc.*	5,922	2,221,401
Teradyne, Inc.	20,254	1,813,746
Texas Instruments, Inc.	116,581	17,912,671
Trimble, Inc.*	31,624	1,841,466
Tyler Technologies, Inc.*	5,243	1,743,193
VeriSign, Inc.*	12,049	2,016,159
Visa, Inc. Cl A	208,061	40,965,130
Western Digital Corp.*	39,592	1,774,909
Zebra Technologies Corp. Cl A*	6,639	1,951,534

		1,082,461,478

MATERIALS (2.5%)
Air Products & Chemicals, Inc.	28,038	6,742,578
Albemarle Corp.	14,806	3,094,158
Amcor PLC	189,988	2,361,551
Avery Dennison Corp.	10,331	1,672,279
Ball Corp.	40,429	2,780,302
Celanese Corp. Cl A	13,693	1,610,434
CF Industries Hldgs., Inc.	26,373	2,260,957
Corteva, Inc.	91,494	4,953,485
Dow, Inc.	92,051	4,750,752
DuPont de Nemours, Inc.	64,291	3,573,294
Eastman Chemical Co.	16,294	1,462,712
Ecolab, Inc.	31,419	4,830,986
FMC Corp.	15,922	1,703,813
Freeport-McMoRan, Inc.	183,224	5,361,134
International Flavors & Fragrances, Inc.	32,218	3,837,808
International Paper Co.	46,857	1,960,028
Linde PLC	63,628	18,294,959
LyondellBasell Industries NV Cl A	32,722	2,861,866
Martin Marietta Materials, Inc.	7,885	2,359,507
Mosaic Co.	45,765	2,161,481
Newmont Corp.	100,338	5,987,169
Nucor Corp.	33,637	3,512,039
Packaging Corp. of America	11,846	1,628,825

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
MATERIALS (CONTINUED)
PPG Industries, Inc.	29,861	$3,414,307
Sealed Air Corp.	18,469	1,066,031
Sherwin-Williams Co.	30,256	6,774,621
Vulcan Materials Co.	16,801	2,387,422
Westrock Co.	32,220	1,283,645

		104,688,143

REAL ESTATE (2.9%)
Alexandria Real Estate Equities, Inc.	18,778	2,723,373
American Tower Corp.	58,750	15,015,912
AvalonBay Communities, Inc.	17,677	3,433,757
Boston Properties, Inc.	18,029	1,604,220
Camden Property Trust	13,467	1,811,042
CBRE Group, Inc. Cl A*	41,324	3,041,860
Crown Castle International Corp.	54,746	9,218,131
Digital Realty Trust, Inc.	35,990	4,672,582
Duke Realty Corp.	48,605	2,670,845
Equinix, Inc.	11,508	7,560,986
Equity Residential	43,263	3,124,454
Essex Property Trust, Inc.	8,260	2,160,073
Extra Space Storage, Inc.	16,976	2,887,957
Federal Realty OP LP	9,037	865,202
Healthpeak Properties, Inc.	68,214	1,767,425
Host Hotels & Resorts, Inc.	90,366	1,416,939
Iron Mountain, Inc.	36,734	1,788,578
Kimco Realty Corp.	78,132	1,544,670
Mid-America Apartment Communities, Inc.	14,593	2,548,959
Prologis, Inc.	93,589	11,010,746
Public Storage	19,306	6,036,407
Realty Income Corp.	76,057	5,191,651
Regency Centers Corp.	19,612	1,163,188
SBA Communications Corp. Cl A	13,632	4,362,922
Simon Property Group, Inc.	41,511	3,940,224
UDR, Inc.	37,839	1,742,108
Ventas, Inc.	50,532	2,598,861
VICI Properties, Inc.	121,748	3,626,873
Vornado Realty Trust	20,120	575,231
Welltower, Inc.	57,393	4,726,313
Weyerhaeuser Co.	94,124	3,117,387

		117,948,876

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
UTILITIES (3.1%)
AES Corp.	84,435	$1,773,979
Alliant Energy Corp.	31,709	1,858,464
Ameren Corp.	32,646	2,949,893
American Electric Power Co., Inc.	64,925	6,228,905
American Water Works Co., Inc.	22,978	3,418,437
Atmos Energy Corp.	17,575	1,970,158
CenterPoint Energy, Inc.	79,578	2,353,917
CMS Energy Corp.	36,680	2,475,900
Consolidated Edison, Inc.	44,792	4,259,719
Constellation Energy Corp.	41,303	2,365,010
Dominion Energy, Inc.	102,565	8,185,713
DTE Energy Co.	24,494	3,104,615
Duke Energy Corp.	97,335	10,435,285
Edison International	48,193	3,047,725
Entergy Corp.	25,712	2,896,200
Evergy, Inc.	29,012	1,893,033
Eversource Energy	43,601	3,682,976
Exelon Corp.	123,924	5,616,236
FirstEnergy Corp.	72,180	2,770,990
NextEra Energy, Inc.	248,363	19,238,198
NiSource, Inc.	51,303	1,512,925
NRG Energy, Inc.	29,999	1,145,062
Pinnacle West Capital Corp.	14,286	1,044,592
PPL Corp.	93,037	2,524,094
Public Svc. Enterprise Group, Inc.	63,119	3,994,170
Sempra Energy	39,736	5,971,129
Southern Co.	134,330	9,579,072
WEC Energy Group, Inc.	39,879	4,013,423
Xcel Energy, Inc.	68,858	4,872,392

		125,182,212

TOTAL INDEXED ASSETS- COMMON STOCKS
(Cost: $2,427,109,445) 98.5%		4,033,392,247

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2022 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.4%)
U.S. Treasury Bill	A-1+	0.80	07/05/22	$11,000,000	$10,999,027
U.S. Treasury Bill (1)	A-1+	0.90	08/02/22	10,000,000	9,992,045
U.S. Treasury Bill	A-1+	1.00	07/26/22	12,000,000	11,991,683
U.S. Treasury Bill	A-1+	1.05	07/19/22	13,500,000	13,492,941
U.S. Treasury Bill	A-1+	1.13	07/12/22	11,000,000	10,996,211

					57,471,907

COMMERCIAL PAPER (0.0%) (2)
Exxon Mobil Corp.	A-1+	1.58	07/26/22	125,000	124,863
J.P. Morgan Securities LLC	A-1	1.08	07/18/22	1,305,000	1,304,334

					1,429,197

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $58,901,104) 1.4%					58,901,104

				Shares	Value
WARRANTS
ENERGY (0.0%) (2)
Occidental Petroleum Corp. — expiring 08/03/2027*				13,817	$510,815

TOTAL WARRANTS (Cost: $68,394) 0.0% (2)					510,815

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.2%)
JP Morgan Chase, New York Time Deposit		0.91	07/01/22	$6,495,702	$6,495,702

TOTAL TEMPORARY CASH INVESTMENT (Cost: $6,495,702) 0.2%					6,495,702

TOTAL INVESTMENTS (Cost: $2,492,574,645) 100.1%					4,099,299,868

OTHER NET ASSETS -0.1%					(2,227,591)

NET ASSETS 100.0%					$4,097,072,277

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2022 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (5.0%)
Activision Blizzard, Inc.	3,930	$305,990
Alphabet, Inc. Cl A*	1,512	3,295,041
Alphabet, Inc. Cl C*	1,386	3,031,806
AT&T, Inc.	35,988	754,309
Charter Communications, Inc. Cl A*	582	272,684
Comcast Corp. Cl A	22,473	881,841
DISH Network Corp. Cl A*	1,260	22,592
Electronic Arts, Inc.	1,414	172,013
Fox Corp. Cl A	1,567	50,395
Fox Corp. Cl B	727	21,592
Interpublic Group of Cos., Inc.	1,979	54,482
Live Nation Entertainment, Inc.*	689	56,898
Lumen Technologies, Inc.	4,674	50,993
Match Group, Inc.*	1,436	100,075
Meta Platforms, Inc. Cl A*	11,529	1,859,051
Netflix, Inc.*	2,233	390,485
News Corp. Cl A	1,953	30,428
News Corp. Cl B	605	9,613
Omnicom Group, Inc.	1,034	65,773
Paramount Global Cl B	3,058	75,471
Take-Two Interactive Software, Inc.*	795	97,411
T-Mobile US, Inc.*	2,962	398,508
Twitter, Inc.*	3,834	143,353
Verizon Communications, Inc.	21,111	1,071,383
Walt Disney Co.*	9,156	864,326
Warner Bros Discovery, Inc.*	11,102	148,989

		14,225,502

CONSUMER DISCRETIONARY (5.9%)
Advance Auto Parts, Inc.	308	53,312
Amazon.com, Inc.*	43,985	4,671,647
Aptiv PLC*	1,362	121,313
AutoZone, Inc.*	100	214,912
Bath & Body Works, Inc.	1,199	32,277
Best Buy Co., Inc.	1,018	66,363
Booking Hldgs., Inc.*	205	358,543
BorgWarner, Inc.	1,204	40,178
Caesars Entertainment, Inc.*	1,078	41,288
CarMax, Inc.*	808	73,108
Carnival Corp.*	4,080	35,292
Chipotle Mexican Grill, Inc. Cl A*	141	184,324
Darden Restaurants, Inc.	628	71,039
Dollar General Corp.	1,150	282,256
Dollar Tree, Inc.*	1,132	176,422
Domino’s Pizza, Inc.	182	70,927
DR Horton, Inc.	1,610	106,566
eBay, Inc.	2,814	117,259
Etsy, Inc.*	640	46,854
Expedia Group, Inc.*	762	72,260
Ford Motor Co.	19,851	220,942

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
CONSUMER DISCRETIONARY (CONTINUED)
Garmin Ltd.	767	$75,358
General Motors Co.*	7,329	232,769
Genuine Parts Co.	712	94,696
Hasbro, Inc.	659	53,959
Hilton Worldwide Hldgs., Inc.	1,399	155,905
Home Depot, Inc.	5,195	1,424,833
Las Vegas Sands Corp.*	1,729	58,077
Lennar Corp. Cl A	1,300	91,741
LKQ Corp.	1,308	64,210
Lowe’s Cos., Inc.	3,323	580,428
Marriott International, Inc. Cl A	1,382	187,966
McDonald’s Corp.	3,718	917,900
MGM Resorts International	1,778	51,473
Mohawk Industries, Inc.*	259	32,139
Newell Brands, Inc.	1,850	35,224
NIKE, Inc. Cl B	6,378	651,832
Norwegian Cruise Line Hldgs. Ltd.*	2,107	23,430
NVR, Inc.*	16	64,066
O’Reilly Automotive, Inc.*	331	209,113
Penn National Gaming, Inc.*	822	25,005
Pool Corp.	202	70,948
PulteGroup, Inc.	1,195	47,358
PVH Corp.	339	19,289
Ralph Lauren Corp. Cl A	233	20,888
Ross Stores, Inc.	1,766	124,026
Royal Caribbean Cruises Ltd.*	1,128	39,379
Starbucks Corp.	5,765	440,388
Tapestry, Inc.	1,266	38,638
Target Corp.	2,325	328,360
Tesla, Inc.*	4,218	2,840,486
TJX Cos., Inc.	5,904	329,738
Tractor Supply Co.	562	108,944
Ulta Beauty, Inc.*	263	101,381
VF Corp.	1,623	71,688
Whirlpool Corp.	283	43,828
Wynn Resorts Ltd.*	531	30,256
Yum! Brands, Inc.	1,433	162,660

		16,905,461

CONSUMER STAPLES (3.9%)
Altria Group, Inc.	9,102	380,191
Archer-Daniels-Midland Co.	2,829	219,530
Brown-Forman Corp. Cl B	919	64,477
Campbell Soup Co.	1,016	48,819
Church & Dwight Co., Inc.	1,220	113,045
Clorox Co.	619	87,267
Coca-Cola Co.	19,613	1,233,854
Colgate-Palmolive Co.	4,212	337,550
Conagra Brands, Inc.	2,412	82,587
Constellation Brands, Inc. Cl A	818	190,643
Costco Wholesale Corp.	2,228	1,067,836
Estee Lauder Cos., Inc. Cl A	1,165	296,691

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
CONSUMER STAPLES (CONTINUED)
General Mills, Inc.	3,027	$228,387
Hershey Co.	734	157,927
Hormel Foods Corp.	1,425	67,488
J M Smucker Co.	546	69,893
Kellogg Co.	1,274	90,887
Keurig Dr Pepper, Inc.	3,708	131,226
Kimberly-Clark Corp.	1,694	228,944
Kraft Heinz Co.	3,569	136,122
Kroger Co.	3,298	156,094
Lamb Weston Hldgs., Inc.	726	51,880
McCormick & Co., Inc.	1,258	104,729
Molson Coors Beverage Co. Cl B	947	51,621
Mondelez International, Inc. Cl A	6,957	431,960
Monster Beverage Corp.*	1,890	175,203
PepsiCo, Inc.	6,951	1,158,454
Philip Morris International, Inc.	7,792	769,382
Procter & Gamble Co.	12,061	1,734,251
Sysco Corp.	2,561	216,942
Tyson Foods, Inc. Cl A	1,466	126,164
Walgreens Boots Alliance, Inc.	3,604	136,592
Walmart, Inc.	7,057	857,990

		11,204,626

ENERGY (2.4%)
APA Corp.	1,700	59,330
Baker Hughes Co. Cl A	4,702	135,747
Chevron Corp.	9,877	1,429,992
ConocoPhillips	6,502	583,945
Coterra Energy, Inc.	4,051	104,475
Devon Energy Corp.	3,086	170,069
Diamondback Energy, Inc.	839	101,645
EOG Resources, Inc.	2,944	325,135
Exxon Mobil Corp.	21,176	1,813,513
Halliburton Co.	4,534	142,186
Hess Corp.	1,393	147,574
Kinder Morgan, Inc.	9,803	164,298
Marathon Oil Corp.	3,558	79,984
Marathon Petroleum Corp.	2,720	223,611
Occidental Petroleum Corp.	4,476	263,547
ONEOK, Inc.	2,245	124,598
Phillips 66	2,418	198,252
Pioneer Natural Resources Co.	1,131	252,304
Schlumberger NV	7,105	254,075
Valero Energy Corp.	2,051	217,980
Williams Cos., Inc.	6,123	191,099

		6,983,359

FINANCIALS (6.1%)
Aflac, Inc.	2,979	164,828
Allstate Corp.	1,382	175,141
American Express Co.	3,066	425,009

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
American International Group, Inc.	3,982	$203,600
Ameriprise Financial, Inc.	552	131,199
Aon PLC Cl A	1,068	288,018
Arthur J. Gallagher & Co.	1,056	172,170
Assurant, Inc.	272	47,015
Bank of America Corp.	35,641	1,109,504
Bank of New York Mellon Corp.	3,736	155,829
Berkshire Hathaway, Inc. Cl B*	9,095	2,483,117
BlackRock, Inc. Cl A	716	436,073
Brown & Brown, Inc.	1,178	68,725
Capital One Financial Corp.	1,976	205,879
Cboe Global Markets, Inc.	534	60,443
Charles Schwab Corp.	7,581	478,968
Chubb Ltd.	2,130	418,715
Cincinnati Financial Corp.	750	89,235
Citigroup, Inc.	9,762	448,954
Citizens Financial Group, Inc.	2,466	88,012
CME Group, Inc. Cl A	1,807	369,893
Comerica, Inc.	658	48,284
Discover Financial Svcs.	1,412	133,547
Everest Re Group Ltd.	198	55,495
FactSet Research Systems, Inc.	191	73,453
Fifth Third Bancorp	3,449	115,886
First Republic Bank	902	130,068
Franklin Resources, Inc.	1,407	32,797
Globe Life, Inc.	457	44,544
Goldman Sachs Group, Inc.	1,726	512,656
Hartford Financial Svcs. Group, Inc.	1,653	108,156
Huntington Bancshares, Inc.	7,235	87,037
Intercontinental Exchange, Inc.	2,806	263,876
Invesco Ltd.	1,693	27,308
JPMorgan Chase & Co.	14,764	1,662,574
KeyCorp.	4,687	80,757
Lincoln National Corp.	813	38,024
Loews Corp.	977	57,897
M&T Bank Corp.	902	143,770
MarketAxess Hldgs., Inc.	190	48,642
Marsh & McLennan Cos., Inc.	2,523	391,696
MetLife, Inc.	3,475	218,195
Moody’s Corp.	807	219,480
Morgan Stanley	7,035	535,082
MSCI, Inc. Cl A	408	168,157
Nasdaq, Inc.	579	88,321
Northern Trust Corp.	1,048	101,111
PNC Financial Svcs. Group, Inc.	2,079	328,004
Principal Financial Group, Inc.	1,181	78,879
Progressive Corp.	2,940	341,834
Prudential Financial, Inc.	1,885	180,357

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
Raymond James Financial, Inc.	978	$87,443
Regions Financial Corp.	4,698	88,088
S&P Global, Inc.	1,745	588,170
Signature Bank	316	56,630
State Street Corp.	1,845	113,744
SVB Financial Group*	296	116,917
Synchrony Financial	2,521	69,630
T. Rowe Price Group, Inc.	1,143	129,856
Travelers Cos., Inc.	1,206	203,971
Truist Financial Corp.	6,693	317,449
U.S. Bancorp	6,797	312,798
Wells Fargo & Co.	19,054	746,345
Willis Towers Watson PLC	560	110,538
WR Berkley Corp.	1,054	71,946
Zions Bancorp NA	761	38,735

		17,388,474

HEALTH CARE (8.5%)
Abbott Laboratories	8,802	956,337
AbbVie, Inc.	8,883	1,360,520
ABIOMED, Inc.*	229	56,680
Agilent Technologies, Inc.	1,509	179,224
Align Technology, Inc.*	369	87,331
AmerisourceBergen Corp. Cl A	759	107,383
Amgen, Inc.	2,685	653,260
Baxter International, Inc.	2,531	162,566
Becton Dickinson & Co.	1,433	353,277
Biogen, Inc.*	737	150,304
Bio-Rad Laboratories, Inc. Cl A*	109	53,955
Bio-Techne Corp.	198	68,635
Boston Scientific Corp.*	7,186	267,822
Bristol-Myers Squibb Co.	10,703	824,131
Cardinal Health, Inc.	1,369	71,558
Catalent, Inc.*	901	96,668
Centene Corp.*	2,940	248,753
Charles River Laboratories International, Inc.*	255	54,562
Cigna Corp.	1,595	420,314
Cooper Cos., Inc.	248	77,654
CVS Health Corp.	6,592	610,815
Danaher Corp.	3,253	824,701
DaVita, Inc.*	305	24,388
DENTSPLY SIRONA, Inc.	1,083	38,696
Dexcom, Inc.*	1,973	147,048
Edwards Lifesciences Corp.*	3,125	297,156
Elevance Health, Inc.	1,212	584,887
Eli Lilly & Co.	3,964	1,285,248
Gilead Sciences, Inc.	6,305	389,712
HCA Healthcare, Inc.	1,144	192,261
Henry Schein, Inc.*	694	53,258
Hologic, Inc.*	1,254	86,902
Humana, Inc.	636	297,692
IDEXX Laboratories, Inc.*	422	148,008

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Illumina, Inc.*	790	$145,644
Incyte Corp.*	946	71,868
Intuitive Surgical, Inc.*	1,804	362,081
IQVIA Hldgs., Inc.*	951	206,357
Johnson & Johnson	13,228	2,348,102
Laboratory Corp. of America Hldgs.	466	109,212
McKesson Corp.	731	238,459
Medtronic PLC	6,744	605,274
Merck & Co., Inc.	12,712	1,158,953
Mettler-Toledo International, Inc.*	115	132,109
Moderna, Inc.*	1,740	248,559
Molina Healthcare, Inc.*	295	82,485
Organon & Co.	1,276	43,065
PerkinElmer, Inc.	634	90,167
Pfizer, Inc.	28,205	1,478,788
Quest Diagnostics, Inc.	590	78,458
Regeneron Pharmaceuticals, Inc.*	544	321,575
ResMed, Inc.	736	154,288
STERIS PLC	504	103,899
Stryker Corp.	1,692	336,590
Teleflex, Inc.	236	58,021
Thermo Fisher Scientific, Inc.	1,968	1,069,175
UnitedHealth Group, Inc.	4,716	2,422,279
Universal Health Svcs., Inc. Cl B	338	34,040
Vertex Pharmaceuticals, Inc.*	1,286	362,382
Viatris, Inc.	6,094	63,804
Waters Corp.*	303	100,287
West Pharmaceutical Svcs., Inc.	373	112,784
Zimmer Biomet Hldgs., Inc.	1,054	110,733
Zoetis, Inc. Cl A	2,366	406,692

		24,287,836

INDUSTRIALS (4.4%)
3M Co.	2,861	370,242
Alaska Air Group, Inc.*	634	25,392
Allegion PLC	441	43,174
American Airlines Group, Inc.*	3,265	41,400
AMETEK, Inc.	1,161	127,582
AO Smith Corp.	654	35,761
Boeing Co.*	2,796	382,269
Carrier Global Corp.	4,264	152,054
Caterpillar, Inc.	2,681	479,256
CH Robinson Worldwide, Inc.	640	64,877
Cintas Corp.	437	163,233
Copart, Inc.*	1,074	116,701
CSX Corp.	10,930	317,626
Cummins, Inc.	709	137,213
Deere & Co.	1,403	420,156
Delta Air Lines, Inc.*	3,223	93,370
Dover Corp.	725	87,957

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
Eaton Corp. PLC	2,006	$252,736
Emerson Electric Co.	2,986	237,507
Equifax, Inc.	615	112,410
Expeditors International of Washington, Inc.	843	82,159
Fastenal Co.	2,894	144,468
FedEx Corp.	1,199	271,825
Fortive Corp.	1,802	97,993
Fortune Brands Home & Security, Inc.	658	39,401
Generac Hldgs., Inc.*	321	67,596
General Dynamics Corp.	1,159	256,429
General Electric Co.	5,533	352,286
Honeywell International, Inc.	3,422	594,778
Howmet Aerospace, Inc.	1,891	59,472
Huntington Ingalls Industries, Inc.	202	43,999
IDEX Corp.	382	69,383
Illinois Tool Works, Inc.	1,425	259,706
Ingersoll Rand, Inc.	2,041	85,885
Jacobs Engineering Group, Inc.	647	82,253
JB Hunt Transport Svcs., Inc.	422	66,452
Johnson Controls International PLC	3,497	167,436
L-3 Harris Technologies, Inc.	970	234,449
Leidos Hldgs., Inc.	687	69,188
Lockheed Martin Corp.	1,191	512,082
Masco Corp.	1,186	60,012
Nielsen Hldgs. PLC	1,808	41,982
Nordson Corp.	271	54,861
Norfolk Southern Corp.	1,198	272,294
Northrop Grumman Corp.	735	351,749
Old Dominion Freight Line, Inc.	462	118,401
Otis Worldwide Corp.	2,125	150,174
PACCAR, Inc.	1,748	143,930
Parker-Hannifin Corp.	646	158,948
Pentair PLC	831	38,035
Quanta Svcs., Inc.	722	90,495
Raytheon Technologies Corp.	7,476	718,518
Republic Svcs., Inc. Cl A	1,049	137,283
Robert Half International, Inc.	556	41,639
Rockwell Automation, Inc.	585	116,596
Rollins, Inc.	1,139	39,774
Snap-on, Inc.	269	53,001
Southwest Airlines Co.*	2,981	107,674
Stanley Black & Decker, Inc.	759	79,589
Textron, Inc.	1,081	66,017
Trane Technologies PLC	1,176	152,727
TransDigm Group, Inc.*	261	140,071
Union Pacific Corp.	3,157	673,325
United Airlines Hldgs., Inc.*	1,642	58,160
United Parcel Svc., Inc. Cl B	3,692	673,938
United Rentals, Inc.*	360	87,448
Verisk Analytics, Inc. Cl A	794	137,433

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
Waste Management, Inc.	1,920	$293,721
Westinghouse Air Brake Technologies Corp.	918	75,349
WW Grainger, Inc.	216	98,157
Xylem, Inc.	905	70,753

		12,520,210

INFORMATION TECHNOLOGY (15.1%)
Accenture PLC Cl A	3,184	884,038
Adobe, Inc.*	2,375	869,392
Advanced Micro Devices, Inc.*	8,146	622,925
Akamai Technologies, Inc.*	806	73,612
Amphenol Corp. Cl A	3,002	193,269
Analog Devices, Inc.	2,631	384,363
ANSYS, Inc.*	438	104,809
Apple, Inc.	77,293	10,567,499
Applied Materials, Inc.	4,441	404,042
Arista Networks, Inc.*	1,132	106,114
Autodesk, Inc.*	1,093	187,952
Automatic Data Processing, Inc.	2,100	441,084
Broadcom, Inc.	2,052	996,882
Broadridge Financial Solutions, Inc.	590	84,104
Cadence Design Systems, Inc.*	1,386	207,942
CDW Corp.	679	106,983
Ceridian HCM Hldg., Inc.*	691	32,533
Cisco Systems, Inc.	20,883	890,451
Citrix Systems, Inc.	627	60,926
Cognizant Technology Solutions Corp. Cl A	2,620	176,824
Corning, Inc.	3,821	120,399
DXC Technology Co.*	1,229	37,251
Enphase Energy, Inc.*	679	132,568
EPAM Systems, Inc.*	287	84,602
F5, Inc.*	304	46,524
Fidelity National Information Svcs., Inc.	3,070	281,427
Fiserv, Inc.*	2,924	260,148
FleetCor Technologies, Inc.*	389	81,733
Fortinet, Inc.*	3,350	189,543
Gartner, Inc.*	405	97,941
Global Payments, Inc.	1,415	156,556
Hewlett Packard Enterprise Co.	6,536	86,667
HP, Inc.	5,295	173,570
Intel Corp.	20,555	768,962
International Business Machines Corp.	4,521	638,320
Intuit, Inc.	1,422	548,096
Jack Henry & Associates, Inc.	367	66,067
Juniper Networks, Inc.	1,624	46,284
Keysight Technologies, Inc.*	915	126,133

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (CONTINUED)
KLA Corp.	750	$239,310
Lam Research Corp.	697	297,026
Mastercard, Inc. Cl A	4,317	1,361,927
Microchip Technology, Inc.	2,795	162,333
Micron Technology, Inc.	5,613	310,287
Microsoft Corp.	37,596	9,655,781
Monolithic Power Systems, Inc.	220	84,489
Motorola Solutions, Inc.	841	176,274
NetApp, Inc.	1,119	73,004
NortonLifeLock, Inc.	2,925	64,233
NVIDIA Corp.	12,587	1,908,063
NXP Semiconductors NV	1,320	195,400
ON Semiconductor Corp.*	2,184	109,877
Oracle Corp.	7,913	552,881
Paychex, Inc.	1,615	183,900
Paycom Software, Inc.*	242	67,789
PayPal Hldgs., Inc.*	5,821	406,539
PTC, Inc.*	530	56,360
Qorvo, Inc.*	546	51,499
QUALCOMM, Inc.	5,630	719,176
Roper Technologies, Inc.	533	210,348
Salesforce, Inc.*	4,994	824,210
Seagate Technology Hldgs. PLC	994	71,011
ServiceNow, Inc.*	1,008	479,324
Skyworks Solutions, Inc.	809	74,946
SolarEdge Technologies, Inc.*	278	76,083
Synopsys, Inc.*	770	233,849
TE Connectivity Ltd.	1,620	183,303
Teledyne Technologies, Inc.*	235	88,151
Teradyne, Inc.	805	72,088
Texas Instruments, Inc.	4,635	712,168
Trimble, Inc.*	1,257	73,195
Tyler Technologies, Inc.*	208	69,156
VeriSign, Inc.*	479	80,151
Visa, Inc. Cl A	8,273	1,628,871
Western Digital Corp.*	1,574	70,562
Zebra Technologies Corp. Cl A*	264	77,603

		43,039,702

MATERIALS (1.5%)
Air Products & Chemicals, Inc.	1,115	268,135
Albemarle Corp.	589	123,089
Amcor PLC	7,554	93,896
Avery Dennison Corp.	411	66,529
Ball Corp.	1,608	110,582
Celanese Corp. Cl A	545	64,097
CF Industries Hldgs., Inc.	1,049	89,931
Corteva, Inc.	3,638	196,961
Dow, Inc.	3,660	188,893
DuPont de Nemours, Inc.	2,556	142,063
Eastman Chemical Co.	648	58,171

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
MATERIALS (CONTINUED)
Ecolab, Inc.	1,249	$192,046
FMC Corp.	634	67,844
Freeport-McMoRan, Inc.	7,285	213,159
International Flavors & Fragrances, Inc.	1,282	152,712
International Paper Co.	1,863	77,929
Linde PLC	2,530	727,451
LyondellBasell Industries NV Cl A	1,301	113,785
Martin Marietta Materials, Inc.	314	93,961
Mosaic Co.	1,820	85,959
Newmont Corp.	3,990	238,084
Nucor Corp.	1,337	139,596
Packaging Corp. of America	471	64,763
PPG Industries, Inc.	1,187	135,722
Sealed Air Corp.	734	42,366
Sherwin-Williams Co.	1,203	269,364
Vulcan Materials Co.	669	95,065
Westrock Co.	1,282	51,075

		4,163,228

REAL ESTATE (1.6%)
Alexandria Real Estate Equities, Inc.	747	108,338
American Tower Corp.	2,336	597,058
AvalonBay Communities, Inc.	703	136,558
Boston Properties, Inc.	717	63,799
Camden Property Trust	536	72,081
CBRE Group, Inc. Cl A*	1,643	120,941
Crown Castle International Corp.	2,177	366,563
Digital Realty Trust, Inc.	1,431	185,787
Duke Realty Corp.	1,933	106,218
Equinix, Inc.	458	300,915
Equity Residential	1,720	124,218
Essex Property Trust, Inc.	329	86,037
Extra Space Storage, Inc.	676	115,001
Federal Realty OP LP	359	34,371
Healthpeak Properties, Inc.	2,712	70,268
Host Hotels & Resorts, Inc.	3,593	56,338
Iron Mountain, Inc.	1,461	71,136
Kimco Realty Corp.	3,107	61,425
Mid-America Apartment Communities, Inc.	581	101,483
Prologis, Inc.	3,721	437,776
Public Storage	768	240,131
Realty Income Corp.	3,024	206,418
Regency Centers Corp.	780	46,262
SBA Communications Corp. Cl A	542	173,467
Simon Property Group, Inc.	1,651	156,713
UDR, Inc.	1,505	69,290
Ventas, Inc.	2,009	103,323
VICI Properties, Inc.	4,841	144,213
Vornado Realty Trust	800	22,872
Welltower, Inc.	2,282	187,923

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
REAL ESTATE (CONTINUED)
Weyerhaeuser Co.	3,743	$123,968

		4,690,891

UTILITIES (1.7%)
AES Corp.	3,357	70,531
Alliant Energy Corp.	1,261	73,907
Ameren Corp.	1,298	117,287
American Electric Power Co., Inc.	2,582	247,717
American Water Works Co., Inc.	914	135,976
Atmos Energy Corp.	699	78,358
CenterPoint Energy, Inc.	3,164	93,591
CMS Energy Corp.	1,458	98,415
Consolidated Edison, Inc.	1,781	169,373
Constellation Energy Corp.	1,642	94,021
Dominion Energy, Inc.	4,078	325,465
DTE Energy Co.	974	123,454
Duke Energy Corp.	3,870	414,903
Edison International	1,916	121,168
Entergy Corp.	1,022	115,118

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
UTILITIES (CONTINUED)
Evergy, Inc.	1,154	$75,298
Eversource Energy	1,734	146,471
Exelon Corp.	4,927	223,292
FirstEnergy Corp.	2,870	110,179
NextEra Energy, Inc.	9,875	764,917
NiSource, Inc.	2,040	60,160
NRG Energy, Inc.	1,193	45,537
Pinnacle West Capital Corp.	569	41,605
PPL Corp.	3,699	100,354
Public Svc. Enterprise Group, Inc.	2,510	158,833
Sempra Energy	1,580	237,427
Southern Co.	5,341	380,867
WEC Energy Group, Inc.	1,586	159,615
Xcel Energy, Inc.	2,738	193,741

		4,977,580

TOTAL INDEXED ASSETS-COMMON STOCKS
(Cost: $108,177,737) 56.2%		160,386,869

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.2%)
U.S. Treasury Bill (1)	A-1+	0.82	08/02/22	$500,000	$499,638

TOTAL INDEXED ASSETS-SHORT TERM-DEBT (0.2%) (Cost: $499,638) 0.2%					499,638

				Shares	Value
WARRANTS:
ENERGY (0.0%) (2)
Occidental Petroleum Corp. — expiring 08/03/2027*				16	$591

TOTAL INDEXED ASSETS-WARRANTS (Cost: $79) 0.0%					591

TOTAL INDEXED ASSETS (Cost: $108,677,454) 56.4%					160,887,098

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
ACTIVE ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (1.0%)
Cardlytics, Inc.*	4,723	$105,370
EchoStar Corp. Cl A*	13,577	262,036
Fox Corp. Cl A	10,289	330,894
Take-Two Interactive Software, Inc.*	5,570	682,492
TEGNA, Inc.	49,428	1,036,505
Twitter, Inc.*	5,440	203,402
Warner Bros Discovery, Inc.*	11,287	151,471

		2,772,170

CONSUMER DISCRETIONARY (4.2%)
Aptiv PLC*	1,891	168,432
AutoZone, Inc.*	488	1,048,771
Bloomin’ Brands, Inc.	42,650	708,843
Bright Horizons Family Solutions, Inc.*	1,630	137,768
Burlington Stores, Inc.*	815	111,027
Caesars Entertainment, Inc.*	3,643	139,527
Capri Hldgs. Ltd.*	13,792	565,610
Darden Restaurants, Inc.	3,807	430,648
Everi Hldgs., Inc.*	10,570	172,397
Five Below, Inc.*	5,562	630,898
Ford Motor Co.	15,208	169,265
Fox Factory Hldg. Corp.*	1,853	149,241
Golden Entertainment, Inc.*	12,576	497,381
Hanesbrands, Inc.	19,213	197,702
Lithia Motors, Inc. Cl A	1,250	343,512
Marriott Vacations Worldwide Corp.	10,602	1,231,952
Murphy USA, Inc.	815	189,789
NVR, Inc.*	84	336,348
Ollie’s Bargain Outlet Hldgs., Inc.*	11,011	646,896
Ralph Lauren Corp. Cl A	2,051	183,873
Skyline Champion Corp.*	3,727	176,734
Sonic Automotive, Inc. Cl A	17,832	653,186
Sonos, Inc.*	13,457	242,764
Steven Madden Ltd.	29,784	959,343
Taylor Morrison Home Corp. Cl A*	23,912	558,584
Tractor Supply Co.	3,245	629,043
Williams-Sonoma, Inc.	3,081	341,837
XPEL, Inc.*	5,845	268,461

		11,889,832

CONSUMER STAPLES (1.5%)
BJ’s Wholesale Club Hldgs., Inc.*	2,930	182,598
Boston Beer Co., Inc. Cl A*	1,588	481,116
Church & Dwight Co., Inc.	6,537	605,719
Constellation Brands, Inc. Cl A	3,907	910,565
Crimson Wine Group Ltd.*	39,259	280,309
Freshpet, Inc.*	4,436	230,184
TreeHouse Foods, Inc.*	35,278	1,475,326

		4,165,817

	Shares	Value
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
ENERGY (3.0%)
Baker Hughes Co. Cl A	34,461	$994,889
ChampionX Corp.	38,983	773,813
Cheniere Energy, Inc.	6,617	880,260
Chesapeake Energy Corp.	10,990	891,289
Devon Energy Corp.	20,391	1,123,748
EQT Corp.	22,291	766,810
Hess Corp.	1,772	187,726
Magnolia Oil & Gas Corp. Cl A	10,871	228,182
MPLX LP	4,656	135,722
Northern Oil & Gas, Inc.	13,693	345,885
Ovintiv, Inc.	10,350	457,366
PDC Energy, Inc.	11,980	738,088
Southwestern Energy Co.*	53,305	333,156
Williams Cos., Inc.	27,052	844,293

		8,701,227

FINANCIALS (6.6%)
American Equity Investment Life Hldg. Co.	9,629	352,133
American Financial Group, Inc.	4,147	575,645
Ameriprise Financial, Inc.	4,434	1,053,873
Argo Group International Hldgs. Ltd.	5,843	215,373
Bank of Marin Bancorp	4,344	138,052
Banner Corp.	8,966	503,979
Brookline Bancorp, Inc.	27,237	362,524
Brown & Brown, Inc.	9,289	541,920
Dime Community Bancshares, Inc.	7,763	230,173
Discover Financial Svcs.	5,857	553,955
Eastern Bankshares, Inc.	40,706	751,433
Ellington Financial, Inc.	25,574	375,171
Enterprise Financial Svcs. Corp.	11,185	464,178
Essent Group Ltd.	12,107	470,962
Everest Re Group Ltd.	937	262,623
Fifth Third Bancorp	17,833	599,189
First Financial Bankshares, Inc.	3,401	133,557
First Foundation, Inc.	8,135	166,605
First Interstate BancSystem, Inc. Cl A	15,419	587,618
First Republic Bank	3,660	527,772
Glacier Bancorp, Inc.	4,161	197,315
Goosehead Insurance, Inc. Cl A	2,215	101,159
Green Dot Corp. Cl A*	18,705	469,683
Hancock Whitney Corp.	11,708	519,016
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2,667	100,973
Hartford Financial Svcs. Group, Inc.	12,649	827,624
Home BancShares, Inc.	19,771	410,644
Houlihan Lokey, Inc. Cl A	1,896	149,651

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
iShares Micro-Cap ETF	1,049	$109,054
iShares Russell 2000 Growth ETF	1,177	242,827
iShares Russell Mid-Cap ETF	2,800	181,048
KeyCorp.	14,892	256,589
Metropolitan Bank Hldg. Corp.*	3,780	262,408
Moelis & Co. Cl A	4,363	171,684
MSCI, Inc. Cl A	624	257,182
Primerica, Inc.	6,435	770,205
Raymond James Financial, Inc.	4,311	385,446
Reinsurance Group of America, Inc. Cl A	1,693	198,572
RLI Corp.	1,835	213,943
Selective Insurance Group, Inc.	6,293	547,113
Signature Bank	1,111	199,103
Silvergate Capital Corp. Cl A*	1,438	76,976
Starwood Property Trust, Inc.	22,687	473,931
Stifel Financial Corp.	2,878	161,226
Stock Yards Bancorp, Inc.	10,261	613,813
SVB Financial Group*	1,309	517,042
Synchrony Financial	4,564	126,058
TriCo Bancshares	7,031	320,895
UMB Financial Corp.	4,801	413,366
Voya Financial, Inc.	2,999	178,530
Webster Financial Corp.	7,060	297,579
Zions Bancorp NA	2,388	121,549

		18,738,939

HEALTH CARE (4.2%)
Addus HomeCare Corp.*	3,751	312,383
Agilent Technologies, Inc.	5,936	705,019
Align Technology, Inc.*	811	191,940
Amicus Therapeutics, Inc.*	9,076	97,476
AMN Healthcare Svcs., Inc.*	2,072	227,319
Arrowhead Pharmaceuticals, Inc.*	2,214	77,955
BioCryst Pharmaceuticals, Inc.*	13,541	143,264
Biohaven Pharmaceutical Hldg. Co. Ltd.*	1,672	243,627
Blueprint Medicines Corp.*	1,983	100,161
CareDx, Inc.*	3,454	74,192
Centene Corp.*	3,108	262,968
Chemed Corp.	611	286,797
ChemoCentryx, Inc.*	4,551	112,774
CONMED Corp.	2,262	216,609
Emergent BioSolutions, Inc.*	3,817	118,480
Encompass Health Corp.	5,900	330,695
Envista Hldgs. Corp.*	7,422	286,044
Exact Sciences Corp.*	1,499	59,046
Fate Therapeutics, Inc.*	2,935	72,729
Halozyme Therapeutics, Inc.*	4,317	189,948
Horizon Therapeutics PLC*	5,919	472,099

	Shares	Value
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Humana, Inc.	402	$188,164
IDEXX Laboratories, Inc.*	556	195,006
Inmode Ltd.*	4,212	94,391
Insmed, Inc.*	4,192	82,666
Inspire Medical Systems, Inc.*	851	155,452
Insulet Corp.*	910	198,325
iRhythm Technologies, Inc.*	1,308	141,303
Krystal Biotech, Inc.*	1,405	92,252
LHC Group, Inc.*	1,365	212,585
Madrigal Pharmaceuticals, Inc.*	843	60,342
Medpace Hldgs., Inc.*	1,142	170,923
Mettler-Toledo International, Inc.*	303	348,077
NanoString Technologies, Inc.*	7,566	96,088
Neogen Corp.*	4,217	101,588
NextGen Healthcare, Inc.*	37,162	648,105
Omnicell, Inc.*	2,989	339,999
OrthoPediatrics Corp.*	3,447	148,738
Penumbra, Inc.*	923	114,932
QuidelOrtho Corp.*	4,034	392,024
Repligen Corp.*	798	129,595
SeaSpine Hldgs. Corp.*	24,867	140,499
Sientra, Inc.*	60,926	51,038
Silk Road Medical, Inc.*	2,423	88,173
Simulations Plus, Inc.	3,817	188,293
STAAR Surgical Co.*	2,328	165,125
Supernus Pharmaceuticals, Inc.*	22,064	638,091
Syneos Health, Inc. Cl A*	9,064	649,708
Tactile Systems Technology, Inc.*	8,348	60,940
Tandem Diabetes Care, Inc.*	3,527	208,763
Tenet Healthcare Corp.*	4,144	217,809
Veeva Systems, Inc. Cl A*	1,197	237,054
Vericel Corp.*	10,421	262,401
Xencor, Inc.*	2,730	74,720
Zimmer Biomet Hldgs., Inc.	6,030	633,512
Zimvie, Inc.*	346	5,539

		12,113,745

INDUSTRIALS (7.3%)
Alaska Air Group, Inc.*	12,344	494,377
Arcosa, Inc.	7,538	349,989
Atkore, Inc.*	3,119	258,908
Axon Enterprise, Inc.*	3,496	325,722
AZEK Co., Inc. Cl A*	4,943	82,746
Bloom Energy Corp. Cl A*	6,895	113,768
Builders FirstSource, Inc.*	15,588	837,076
Carlisle Cos., Inc.	4,476	1,068,018
Casella Waste Systems, Inc. Cl A*	2,691	195,582
Chart Industries, Inc.*	2,219	371,416
Clean Harbors, Inc.*	6,046	530,053

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
Crane Hldgs. Co.	5,036	$440,952
Deluxe Corp.	23,591	511,217
Dover Corp.	5,080	616,306
Ducommun, Inc.*	6,967	299,860
EMCOR Group, Inc.	3,435	353,668
Encore Wire Corp.	4,098	425,864
EnPro Industries, Inc.	8,023	657,324
ESCO Technologies, Inc.	10,206	697,784
Federal Signal Corp.	10,995	391,422
Franklin Electric Co., Inc.	3,027	221,758
Generac Hldgs., Inc.*	1,787	376,307
Graco, Inc.	5,559	330,260
HEICO Corp. Cl A	1,745	183,888
IAA, Inc.*	4,408	144,450
ICF International, Inc.	5,731	544,445
Jacobs Engineering Group, Inc.	3,309	420,673
KBR, Inc.	24,849	1,202,443
L-3 Harris Technologies, Inc.	1,419	342,972
ManTech International Corp. Cl A	2,740	261,533
Masonite International Corp.*	1,472	113,094
Miller Industries, Inc.	21,319	483,302
Mueller Industries, Inc.	29,574	1,575,998
Old Dominion Freight Line, Inc.	3,744	959,513
Oshkosh Corp.	4,907	403,061
Quanta Svcs., Inc.	3,631	455,110
Saia, Inc.*	692	130,096
Simpson Manufacturing Co., Inc.	1,383	139,144
Stanley Black & Decker, Inc.	2,008	210,559
Tetra Tech, Inc.	948	129,449
TransUnion	3,794	303,482
Trex Co., Inc.*	6,288	342,193
UFP Industries, Inc.	11,770	802,008
Univar Solutions, Inc.*	25,728	639,855
Vicor Corp.*	1,873	102,509
VSE Corp.	13,842	520,182
Werner Enterprises, Inc.	8,697	335,182
Willdan Group, Inc.*	4,430	122,179

		20,817,697

INFORMATION TECHNOLOGY (5.9%)
Altair Engineering, Inc. Cl A*	2,903	152,408
Ambarella, Inc.*	2,295	150,231
Amphenol Corp. Cl A	5,649	363,682
Arteris, Inc.*	11,143	77,667
Belden, Inc.	7,780	414,441
Blackline, Inc.*	1,896	126,274
Cambium Networks Corp.*	7,898	115,706
Ciena Corp.*	5,270	240,839
CMC Materials, Inc.	3,389	591,347
Cohu, Inc.*	18,638	517,204
Credo Technology Group Hldg. Ltd.*	7,456	87,086

	Shares	Value
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (CONTINUED)
Digi International, Inc.*	3,776	$91,455
Domo, Inc. Cl B*	6,066	168,635
DXC Technology Co.*	20,794	630,266
EPAM Systems, Inc.*	803	236,708
Euronet Worldwide, Inc.*	9,685	974,214
Fabrinet*	1,460	118,406
Five9, Inc.*	8,966	817,161
ForgeRock, Inc. Cl A*	4,622	99,003
Globant S.A.*	1,085	188,790
Guidewire Software, Inc.*	1,947	138,218
Hewlett Packard Enterprise Co.	16,811	222,914
II-VI, Inc.*	7,479	381,055
Keysight Technologies, Inc.*	1,293	178,240
LivePerson, Inc.*	7,244	102,430
Lumentum Hldgs., Inc.*	6,973	553,796
Marvell Technology, Inc.	4,682	203,807
Maximus, Inc.	2,353	147,086
MaxLinear, Inc. Cl A*	8,729	296,611
Microchip Technology, Inc.	3,406	197,820
MKS Instruments, Inc.	1,772	181,860
MongoDB, Inc. Cl A*	502	130,269
Monolithic Power Systems, Inc.	1,032	396,329
Motorola Solutions, Inc.	1,472	308,531
Novanta, Inc.*	1,504	182,390
Okta, Inc. Cl A*	1,382	124,933
Palo Alto Networks, Inc.*	896	442,570
PDF Solutions, Inc.*	5,590	120,241
Perficient, Inc.*	7,540	691,343
Ping Identity Hldg. Corp.*	12,245	222,124
PTC, Inc.*	4,502	478,743
Q2 Hldgs., Inc.*	2,602	100,359
Qualys, Inc.*	286	36,076
Rapid7, Inc.*	5,736	383,165
Richardson Electronics Ltd.*	4,461	65,398
Sailpoint Technologies Hldgs., Inc.*	6,537	409,739
Sequans Communications S.A.*	9,765	26,268
Silicon Laboratories, Inc.*	1,263	177,098
Splunk, Inc.*	3,129	276,791
Synaptics, Inc.*	1,421	167,749
Synopsys, Inc.*	943	286,389
Teledyne Technologies, Inc.*	1,511	566,791
Tenable Hldgs., Inc.*	830	37,690
Teradyne, Inc.	4,589	410,945
Varonis Systems, Inc. Cl B*	1,607	47,117
Viasat, Inc.*	22,202	680,047
Xperi Hldg. Corp.	25,069	361,746
Zendesk, Inc.*	7,703	570,561
Zuora, Inc. Cl A*	41,632	372,606

		16,839,368

MATERIALS (2.7%)
Albemarle Corp.	448	93,623
Ashland Global Hldgs., Inc.	9,655	994,948

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
MATERIALS (CONTINUED)
Avient Corp.	6,361	$254,949
Coeur Mining, Inc.*	36,343	110,483
Crown Hldgs., Inc.	17,059	1,572,329
Ferroglobe Representation & Warranty Insurance Trust*	6,270	0	††
FMC Corp.	3,698	395,723
Freeport-McMoRan, Inc.	3,732	109,198
Innospec, Inc.	2,146	205,565
Kaiser Aluminum Corp.	8,601	680,253
Livent Corp.*	5,116	116,082
Materion Corp.	12,579	927,450
Newmont Corp.	6,798	405,637
Orion Engineered Carbons S.A.	13,361	207,496
Packaging Corp. of America	2,538	348,976
PPG Industries, Inc.	1,592	182,029
Steel Dynamics, Inc.	3,517	232,650
Stepan Co.	1,784	180,808
Valvoline, Inc.	13,211	380,873
Vulcan Materials Co.	1,925	273,542

		7,672,614

REAL ESTATE (3.2%)
Alexander’s, Inc.	667	148,181
Alexandria Real Estate Equities, Inc.	1,299	188,394
American Campus Communities, Inc.	3,313	213,589
Apartment Income REIT Corp.	4,273	177,757
Apartment Investment & Management Co. Cl A*	26,464	169,370
AvalonBay Communities, Inc.	1,157	224,747
Brandywine Realty Trust	13,159	126,853
Camden Property Trust	3,257	438,002
Cousins Properties, Inc.	9,032	264,005
CTO Realty Growth, Inc.	2,366	144,610
Duke Realty Corp.	21,694	1,192,086
Easterly Government Properties, Inc. Cl A	26,266	500,105
EastGroup Properties, Inc.	1,457	224,859
Equity Commonwealth*	13,153	362,102
Essential Properties Realty Trust, Inc.	4,866	104,570
Gaming & Leisure Properties, Inc.	4,587	210,360
Highwoods Properties, Inc.	7,122	243,501

	Shares	Value
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
REAL ESTATE (CONTINUED)
Host Hotels & Resorts, Inc.	27,432	$430,134
Industrial Logistics Properties Trust	1,829	25,752
Innovative Industrial Properties, Inc. Cl A	734	80,645
Kilroy Realty Corp.	6,791	355,373
Life Storage, Inc.	1,116	124,613
LXP Industrial Trust	22,639	243,143
PotlatchDeltic Corp.	10,592	468,060
Realty Income Corp.	4,195	286,351
Sabra Health Care REIT, Inc.	25,341	354,014
SBA Communications Corp. Cl A	824	263,721
Sun Communities, Inc.	3,119	497,044
Welltower, Inc.	7,878	648,753
Weyerhaeuser Co.	10,097	334,413
Xenia Hotels & Resorts, Inc.*	9,238	134,228

		9,179,335

UTILITIES (2.4%)
AES Corp.	9,675	203,271
Ameren Corp.	4,137	373,820
Atmos Energy Corp.	1,812	203,125
Avista Corp.	7,554	328,675
Black Hills Corp.	6,994	508,953
Chesapeake Utilities Corp.	2,285	296,022
DTE Energy Co.	2,302	291,779
Entergy Corp.	2,555	287,795
Evergy, Inc.	15,157	988,995
Fortis, Inc.	9,095	429,921
IDACORP, Inc.	1,022	108,250
NiSource, Inc.	15,555	458,717
NorthWestern Corp.	5,144	303,136
NRG Energy, Inc.	10,476	399,869
ONE Gas, Inc.	1,431	116,183
Portland General Electric Co.	6,319	305,397
PPL Corp.	6,482	175,857
Public Svc. Enterprise Group, Inc.	6,504	411,573
Sempra Energy	1,938	291,223
Spire, Inc.	3,717	276,532

		6,759,093

TOTAL ACTIVE ASSETS-COMMON STOCKS
(Cost: $108,153,734) 41.9%		119,649,837

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2022 (Unaudited)

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (1.8%)
Citibank, New York Time Deposit	0.91	07/01/22	$1,947,535	$1,947,535
JP Morgan Chase, New York Time Deposit	0.91	07/01/22	3,188,874	3,188,874

				5,136,409

TOTAL TEMPORARY CASH INVESTMENT (Cost: $5,136,409) 1.8%				5,136,409

TOTAL INVESTMENTS (Cost: $221,967,597) 100.1%				285,673,344

OTHER NET ASSETS -0.1%				(256,541)

NET ASSETS 100.0%				$285,416,803

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS:
COMMUNICATION SERVICES (3.8%)
EchoStar Corp. Cl A*	182,460	$3,521,478
TEGNA, Inc.	654,124	13,716,980

		17,238,458

CONSUMER DISCRETIONARY (7.7%)
Bloomin’ Brands, Inc.	321,759	5,347,635
Capri Hldgs. Ltd.*	95,429	3,913,543
Golden Entertainment, Inc.*	78,924	3,121,444
Marriott Vacations Worldwide Corp.	55,280	6,423,536
Sonic Automotive, Inc. Cl A	146,301	5,359,006
Steven Madden Ltd.	221,954	7,149,138
Taylor Morrison Home Corp. Cl A*	170,557	3,984,212

		35,298,514

CONSUMER STAPLES (3.5%)
Crimson Wine Group Ltd.*	594,624	4,245,615
TreeHouse Foods, Inc.*	288,367	12,059,508

		16,305,123

ENERGY (7.7%)
ChampionX Corp.	452,916	8,990,383
EQT Corp.	298,041	10,252,610
Ovintiv, Inc.	143,255	6,330,438
PDC Energy, Inc.	162,609	10,018,341

		35,591,772

FINANCIALS (24.7%)
American Equity Investment Life Hldg. Co.	127,866	4,676,060
Argo Group International Hldgs. Ltd.	77,230	2,846,698
Bank of Marin Bancorp	67,596	2,148,201
Banner Corp.	122,534	6,887,636
Brookline Bancorp, Inc.	359,537	4,785,437
Dime Community Bancshares, Inc.	92,756	2,750,215
Eastern Bankshares, Inc.	539,896	9,966,480
Ellington Financial, Inc.	368,730	5,409,269
Enterprise Financial Svcs. Corp.	148,603	6,167,024
Essent Group Ltd.	160,294	6,235,437
First Interstate BancSystem, Inc. Cl A	213,561	8,138,810
Green Dot Corp. Cl A*	258,722	6,496,509
Hancock Whitney Corp.	159,149	7,055,075
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	34,951	1,323,245
Home BancShares, Inc.	263,375	5,470,299
Metropolitan Bank Hldg. Corp.*	50,011	3,471,764
Moelis & Co. Cl A	57,525	2,263,609
Selective Insurance Group, Inc.	84,952	7,385,727
Stifel Financial Corp.	38,176	2,138,619
Stock Yards Bancorp, Inc.	135,803	8,123,735
TriCo Bancshares	90,895	4,148,448

	Shares	Value
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
UMB Financial Corp.	65,627	$5,650,485

		113,538,782

HEALTH CARE (5.3%)
BioCryst Pharmaceuticals, Inc.*	179,117	1,895,058
NanoString Technologies, Inc.*	101,012	1,282,853
NextGen Healthcare, Inc.*	340,666	5,941,215
SeaSpine Hldgs. Corp.*	331,999	1,875,794
Sientra, Inc.*	822,488	688,998
Supernus Pharmaceuticals, Inc.*	204,617	5,917,524
Syneos Health, Inc. Cl A*	64,738	4,640,420
Vericel Corp.*	77,413	1,949,259

		24,191,121

INDUSTRIALS (18.9%)
Arcosa, Inc.	102,808	4,773,375
Builders FirstSource, Inc.*	98,100	5,267,970
Deluxe Corp.	314,958	6,825,140
Encore Wire Corp.	54,230	5,635,582
EnPro Industries, Inc.	106,146	8,696,542
ICF International, Inc.	52,554	4,992,630
KBR, Inc.	120,115	5,812,365
ManTech International Corp. Cl A	37,272	3,557,612
Miller Industries, Inc.	281,571	6,383,214
Mueller Industries, Inc.	277,582	14,792,345
UFP Industries, Inc.	131,364	8,951,143
VSE Corp.	187,679	7,052,977
Werner Enterprises, Inc.	114,665	4,419,189

		87,160,084

INFORMATION TECHNOLOGY (7.4%)
Belden, Inc.	104,868	5,586,318
CMC Materials, Inc.	39,256	6,849,779
Cohu, Inc.*	173,997	4,828,417
Digi International, Inc.*	49,930	1,209,305
II-VI, Inc.*	50,455	2,570,682
Perficient, Inc.*	23,381	2,143,804
Richardson Electronics Ltd.*	61,816	906,223
Sequans Communications S.A.*	133,838	360,024
Viasat, Inc.*	73,607	2,254,582
Xperi Hldg. Corp.	331,982	4,790,500
Zuora, Inc. Cl A*	292,847	2,620,981

		34,120,615

MATERIALS (5.2%)
Avient Corp.	81,816	3,279,185
Coeur Mining, Inc.*	489,296	1,487,460
Kaiser Aluminum Corp.	78,741	6,227,626
Materion Corp.	141,449	10,429,035
Stepan Co.	25,023	2,536,081

		23,959,387

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS (CONTINUED):
REAL ESTATE (7.8%)
Alexander’s, Inc.	5,402	$1,200,108
Apartment Investment & Management Co. Cl A*	357,945	2,290,848
Cousins Properties, Inc.	117,868	3,445,282
CTO Realty Growth, Inc.	32,139	1,964,336
Easterly Government Properties, Inc. Cl A	241,988	4,607,451
Equity Commonwealth*	177,460	4,885,474
Highwoods Properties, Inc.	93,443	3,194,816
Industrial Logistics Properties Trust	24,173	340,356
LXP Industrial Trust	301,716	3,240,430
PotlatchDeltic Corp.	140,377	6,203,260
Sabra Health Care REIT, Inc.	336,227	4,697,091

		36,069,452

	Shares	Value
COMMON STOCKS (CONTINUED):
UTILITIES (4.9%)
Avista Corp.	98,762	$4,297,135
Black Hills Corp.	90,242	6,566,910
NorthWestern Corp.	68,255	4,022,267
Portland General Electric Co.	87,212	4,214,956
Spire, Inc.	48,955	3,640,783

		22,742,051

TOTAL COMMON STOCKS
(Cost: $417,165,911) 96.9%		446,215,359

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (2.6%)
U.S. Treasury Bill	A-1+	0.84	07/05/22	$4,500,000	$4,499,580
U.S. Treasury Bill	A-1+	1.02	07/19/22	7,500,000	7,496,175

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $11,995,755) 2.6%					11,995,755

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.5%)
JP Morgan Chase, New York Time Deposit		0.91	07/01/22	$2,428,882	$2,428,882

TOTAL TEMPORARY CASH INVESTMENT (Cost: $2,428,882) 0.5%					2,428,882

TOTAL INVESTMENTS (Cost: $431,590,548) 100.0%					460,639,996

OTHER NET ASSETS 0.0% (2)					67,496

NET ASSETS 100.0%					$460,707,492

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS:
COMMUNICATION SERVICES (0.4%)
Cardlytics, Inc.*	90,296	$2,014,504

CONSUMER DISCRETIONARY (12.1%)
Bloomin’ Brands, Inc.	379,588	6,308,753
Everi Hldgs., Inc.*	204,004	3,327,305
Five Below, Inc.*	29,472	3,343,009
Fox Factory Hldg. Corp.*	35,914	2,892,514
Golden Entertainment, Inc.*	129,906	5,137,782
Marriott Vacations Worldwide Corp.	33,226	3,860,861
Murphy USA, Inc.	15,794	3,677,949
Ollie’s Bargain Outlet Hldgs., Inc.*	68,809	4,042,529
Skyline Champion Corp.*	71,577	3,394,181
Sonic Automotive, Inc. Cl A	127,542	4,671,863
Sonos, Inc.*	260,491	4,699,258
Steven Madden Ltd.	78,086	2,515,150
Taylor Morrison Home Corp. Cl A*	92,068	2,150,708
XPEL, Inc.*	113,162	5,197,531

		55,219,393

CONSUMER STAPLES (2.5%)
BJ’s Wholesale Club Hldgs., Inc.*	56,324	3,510,112
Boston Beer Co., Inc. Cl A*	9,529	2,887,001
Freshpet, Inc.*	44,570	2,312,737
TreeHouse Foods, Inc.*	62,652	2,620,107

		11,329,957

ENERGY (5.8%)
ChampionX Corp.	114,432	2,271,475
Chesapeake Energy Corp.	81,847	6,637,792
Magnolia Oil & Gas Corp. Cl A	209,273	4,392,640
Northern Oil & Gas, Inc.	265,703	6,711,658
Southwestern Energy Co.*	1,025,097	6,406,856

		26,420,421

FINANCIALS (7.2%)
First Financial Bankshares, Inc.	65,345	2,566,098
First Foundation, Inc.	156,979	3,214,930
Glacier Bancorp, Inc.	80,398	3,812,473
Goosehead Insurance, Inc. Cl A	42,673	1,948,876
Houlihan Lokey, Inc. Cl A	36,464	2,878,103
iShares Micro-Cap ETF	21,047	2,188,046
iShares Russell 2000 Growth ETF	32,047	6,611,617
Primerica, Inc.	33,998	4,069,221
RLI Corp.	34,544	4,027,485
Silvergate Capital Corp. Cl A*	27,860	1,491,346

		32,808,195
HEALTH CARE (21.0%)
Addus HomeCare Corp.*	72,158	6,009,318
Amicus Therapeutics, Inc.*	171,207	1,838,763
AMN Healthcare Svcs., Inc.*	39,885	4,375,783
Arrowhead Pharmaceuticals, Inc.*	42,554	1,498,326
Biohaven Pharmaceutical Hldg. Co. Ltd.*	32,367	4,716,196
Blueprint Medicines Corp.*	37,421	1,890,135

	Shares	Value
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
CareDx, Inc.*	65,708	$1,411,408
ChemoCentryx, Inc.*	87,647	2,171,893
CONMED Corp.	43,654	4,180,307
Emergent BioSolutions, Inc.*	73,153	2,270,669
Fate Therapeutics, Inc.*	56,704	1,405,125
Halozyme Therapeutics, Inc.*	82,926	3,648,744
Inmode Ltd.*	80,910	1,813,193
Insmed, Inc.*	79,054	1,558,945
Inspire Medical Systems, Inc.*	16,533	3,020,083
iRhythm Technologies, Inc.*	24,529	2,649,868
Krystal Biotech, Inc.*	26,734	1,755,354
LHC Group, Inc.*	26,268	4,090,978
Madrigal Pharmaceuticals, Inc.*	15,916	1,139,267
Medpace Hldgs., Inc.*	21,959	3,286,604
Neogen Corp.*	79,637	1,918,455
NextGen Healthcare, Inc.*	219,268	3,824,034
Omnicell, Inc.*	57,412	6,530,615
OrthoPediatrics Corp.*	66,968	2,889,669
QuidelOrtho Corp.*	35,525	3,452,320
Silk Road Medical, Inc.*	46,197	1,681,109
Simulations Plus, Inc.	73,155	3,608,736
STAAR Surgical Co.*	45,018	3,193,127
Supernus Pharmaceuticals, Inc.*	127,688	3,692,737
Tactile Systems Technology, Inc.*	160,920	1,174,716
Tandem Diabetes Care, Inc.*	28,037	1,659,510
Tenet Healthcare Corp.*	79,661	4,186,982
Vericel Corp.*	88,066	2,217,502
Xencor, Inc.*	55,468	1,518,159

		96,278,630

INDUSTRIALS (16.0%)
Atkore, Inc.*	59,996	4,980,268
AZEK Co., Inc. Cl A*	95,511	1,598,854
Bloom Energy Corp. Cl A*	133,543	2,203,460
Casella Waste Systems, Inc. Cl A*	51,744	3,760,754
Chart Industries, Inc.*	42,943	7,187,799
Ducommun, Inc.*	134,506	5,789,138
EMCOR Group, Inc.	66,060	6,801,538
ESCO Technologies, Inc.	90,984	6,220,576
Federal Signal Corp.	209,266	7,449,870
Franklin Electric Co., Inc.	58,340	4,273,988
ICF International, Inc.	34,465	3,274,175
KBR, Inc.	68,435	3,311,570
Masonite International Corp.*	28,454	2,186,121
Saia, Inc.*	13,317	2,503,596
Simpson Manufacturing Co., Inc.	26,739	2,690,211
Tetra Tech, Inc.	18,197	2,484,800
UFP Industries, Inc.	35,886	2,445,272
Vicor Corp.*	36,258	1,984,400
Willdan Group, Inc.*	84,831	2,339,639

		73,486,029

INFORMATION TECHNOLOGY (22.9%)
Altair Engineering, Inc. Cl A*	54,720	2,872,800
Ambarella, Inc.*	44,268	2,897,783
Arteris, Inc.*	217,760	1,517,787
Blackline, Inc.*	36,745	2,447,217
Cambium Networks Corp.*	152,660	2,236,469
CMC Materials, Inc.	8,080	1,409,879

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (CONTINUED)
Cohu, Inc.*	105,075	$2,915,831
Credo Technology Group Hldg. Ltd.*	144,241	1,684,735
Domo, Inc. Cl B*	117,511	3,266,806
Fabrinet*	28,418	2,304,700
Five9, Inc.*	60,196	5,486,263
ForgeRock, Inc. Cl A*	89,061	1,907,687
Globant S.A.*	21,074	3,666,876
II-VI, Inc.*	69,672	3,549,788
LivePerson, Inc.*	140,366	1,984,775
Lumentum Hldgs., Inc.*	41,407	3,288,544
Maximus, Inc.	45,342	2,834,328
MaxLinear, Inc. Cl A*	168,416	5,722,776
Novanta, Inc.*	29,024	3,519,741
PDF Solutions, Inc.*	108,146	2,326,221
Perficient, Inc.*	111,265	10,201,888
Ping Identity Hldg. Corp.*	235,594	4,273,675
Q2 Hldgs., Inc.*	50,050	1,930,429
Qualys, Inc.*	5,508	694,779
Rapid7, Inc.*	110,980	7,413,464
Sailpoint Technologies Hldgs., Inc.*	125,950	7,894,546
Silicon Laboratories, Inc.*	24,064	3,374,254
Synaptics, Inc.*	27,523	3,249,090
Tenable Hldgs., Inc.*	15,947	724,153
Varonis Systems, Inc. Cl B*	30,999	908,891
Viasat, Inc.*	92,250	2,825,618
Zuora, Inc. Cl A*	376,815	3,372,494

		104,704,287

	Shares	Value
COMMON STOCKS (CONTINUED):
MATERIALS (4.1%)
Ferroglobe Representation & Warranty Insurance Trust*	73,530	$0	††
Innospec, Inc.	41,265	3,952,774
Kaiser Aluminum Corp.	50,750	4,013,817
Livent Corp.*	98,382	2,232,288
Materion Corp.	35,616	2,625,968
Orion Engineered Carbons S.A.	257,782	4,003,353
Valvoline, Inc.	67,761	1,953,558

		18,781,758

REAL ESTATE (2.9%)
Easterly Government Properties, Inc. Cl A	154,120	2,934,445
EastGroup Properties, Inc.	28,066	4,331,426
Essential Properties Realty Trust, Inc.	92,477	1,987,330
Innovative Industrial Properties, Inc. Cl A	14,114	1,550,705
Xenia Hotels & Resorts, Inc.*	177,460	2,578,494

		13,382,400

UTILITIES (2.1%)
Chesapeake Utilities Corp.	42,760	5,539,558
IDACORP, Inc.	19,640	2,080,269
ONE Gas, Inc.	27,528	2,234,998

		9,854,825

TOTAL COMMON STOCKS
(Cost: $463,925,511) 97.0%		444,280,399

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (2.4%)
U.S. Treasury Bill	A-1+	0.83	07/05/22	$1,500,000	$1,499,862
U.S. Treasury Bill	A-1+	1.03	07/19/22	9,500,000	9,495,118

					10,994,980

TOTAL SHORT-TERM DEBT SECURITIES
(Cost: $10,994,980) 2.4%					10,994,980

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.5%)
JP Morgan Chase, New York Time Deposit		0.91	07/01/22	$2,007,473	$2,007,473

TOTAL TEMPORARY CASH INVESTMENT
(Cost: $2,007,473) 0.5%					2,007,473

TOTAL INVESTMENTS
(Cost: $476,927,964) 99.9%					457,282,852

OTHER NET ASSETS 0.1%					589,714

NET ASSETS 100.0%					$457,872,566

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2022 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (2.0%)
AMC Networks, Inc. Cl A*	4,794	$139,601
ATN International, Inc.	1,744	81,811
Cars.com, Inc.*	10,487	98,892
Cinemark Hldgs., Inc.*	17,209	258,479
Cogent Communications Hldgs., Inc.	6,849	416,145
Consolidated Communications Hldgs., Inc.*	11,671	81,697
EW Scripps Co. Cl A*	9,279	115,709
Gannett Co., Inc.*	23,533	68,246
Gogo, Inc.*	10,968	177,572
Loyalty Ventures, Inc.*	3,200	11,424
Marcus Corp.*	3,540	52,286
QuinStreet, Inc.*	8,095	81,436
Scholastic Corp.	4,892	175,965
Shenandoah Telecommunications Co.	8,036	178,399
TechTarget, Inc.*	4,269	280,559
Telephone & Data Systems, Inc.	15,839	250,098
Thryv Hldgs., Inc.*	2,748	61,528
Yelp, Inc. Cl A*	10,693	296,945

		2,826,792

CONSUMER DISCRETIONARY (11.2%)
Aaron’s Co., Inc.	4,930	71,731
Abercrombie & Fitch Co. Cl A*	8,093	136,934
Academy Sports & Outdoors, Inc.	13,710	487,253
Adtalem Global Education, Inc.*	7,247	260,675
American Axle & Manufacturing Hldgs., Inc.*	18,379	138,394
American Public Education, Inc.*	3,027	48,916
America’s Car-Mart, Inc.*	961	96,677
Asbury Automotive Group, Inc.*	3,553	601,665
Bed Bath & Beyond, Inc.*	12,818	63,705
Big Lots, Inc.	4,585	96,147
BJ’s Restaurants, Inc.*	3,763	81,582
Bloomin’ Brands, Inc.	12,958	215,362
Boot Barn Hldgs., Inc.*	4,774	328,976
Brinker International, Inc.*	7,038	155,047
Buckle, Inc.	4,745	131,389
Caleres, Inc.	6,096	159,959
Cato Corp. Cl A	2,811	32,636
Cavco Industries, Inc.*	1,368	268,114
Century Communities, Inc.	4,651	209,155
Cheesecake Factory, Inc.	7,881	208,216
Chico’s FAS, Inc.*	20,090	99,847
Children’s Place, Inc.*	2,066	80,409
Chuy’s Hldgs., Inc.*	3,040	60,557
Conn’s, Inc.*	2,482	19,906
Dave & Buster’s Entertainment, Inc.*	6,249	204,842
Designer Brands, Inc. Cl A	9,741	127,217
Dine Brands Global, Inc.	2,689	175,000
Dorman Products, Inc.*	4,544	498,522
El Pollo Loco Hldgs., Inc.*	3,127	30,770

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
CONSUMER DISCRETIONARY (CONTINUED)
Ethan Allen Interiors, Inc.	3,537	$71,483
Fossil Group, Inc.*	7,563	39,101
Genesco, Inc.*	2,072	103,414
Gentherm, Inc.*	5,319	331,959
G-III Apparel Group Ltd.*	6,923	140,052
Golden Entertainment, Inc.*	3,257	128,814
Group 1 Automotive, Inc.	2,664	452,347
Guess?, Inc.	5,757	98,157
Haverty Furniture Cos., Inc.	2,228	51,645
Hibbett, Inc.	1,958	85,584
Installed Building Products, Inc.	3,715	308,939
iRobot Corp.*	4,353	159,973
Jack in the Box, Inc.	3,378	189,371
Kontoor Brands, Inc.	7,465	249,107
La-Z-Boy, Inc.	6,939	164,524
LCI Industries	4,080	456,470
LGI Homes, Inc.*	3,343	290,507
Liquidity Svcs., Inc.*	4,283	57,564
LL Flooring Hldgs., Inc.*	4,781	44,798
M/I Homes, Inc.*	4,541	180,096
MarineMax, Inc.*	3,457	124,867
MDC Hldgs., Inc.	9,139	295,281
Meritage Homes Corp.*	5,891	427,097
Monarch Casino & Resort, Inc.*	2,121	124,439
Monro, Inc.	5,385	230,909
Motorcar Parts of America, Inc.*	3,067	40,239
Movado Group, Inc.	2,585	79,954
National Vision Hldgs., Inc.*	13,071	359,452
ODP Corp.*	7,029	212,557
Oxford Industries, Inc.	2,467	218,922
Patrick Industries, Inc.	3,508	181,855
Perdoceo Education Corp.*	11,042	130,075
PetMed Express, Inc.	3,368	67,023
Rent-A-Center, Inc.	8,640	168,048
Ruth’s Hospitality Group, Inc.	5,026	81,723
Sally Beauty Hldgs., Inc.*	17,178	204,762
Shake Shack, Inc. Cl A*	6,297	248,606
Shoe Carnival, Inc.	2,746	59,341
Shutterstock, Inc.	3,723	213,365
Signet Jewelers Ltd.	7,608	406,724
Sleep Number Corp.*	3,569	110,461
Sonic Automotive, Inc. Cl A	3,138	114,945
Sonos, Inc.*	20,531	370,379
Standard Motor Products, Inc.	3,049	137,174
Steven Madden Ltd.	12,052	388,195
Strategic Education, Inc.	3,686	260,158
Sturm Ruger & Co., Inc.	2,827	179,939
Tri Pointe Homes, Inc.*	16,606	280,143
Tupperware Brands Corp.*	7,360	46,662
Unifi, Inc.*	2,225	31,283
Universal Electronics, Inc.*	2,028	51,856
Urban Outfitters, Inc.*	10,289	191,993
Vista Outdoor, Inc.*	9,005	251,239
Winnebago Industries, Inc.	5,262	255,523
Wolverine World Wide, Inc.	12,961	261,294

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
CONSUMER DISCRETIONARY (CONTINUED)
WW International, Inc.*	8,581	$54,833
XPEL, Inc.*	2,660	122,174
Zumiez, Inc.*	2,652	68,952

		15,745,950

CONSUMER STAPLES (5.4%)
Andersons, Inc.	5,051	166,633
B&G Foods, Inc.	11,059	262,983
Calavo Growers, Inc.	2,844	118,652
Cal-Maine Foods, Inc.	6,023	297,596
Celsius Hldgs., Inc.*	6,170	402,654
Central Garden & Pet Co.*	1,565	66,387
Central Garden & Pet Co. Cl A*	6,358	254,384
Chefs’ Warehouse, Inc.*	5,278	205,261
Coca-Cola Consolidated, Inc.	739	416,722
Edgewell Personal Care Co.	8,477	292,626
elf Beauty, Inc.*	7,698	236,175
Fresh Del Monte Produce, Inc.	5,374	158,694
Hostess Brands, Inc. Cl A*	22,200	470,862
Inter Parfums, Inc.	2,863	209,171
J&J Snack Foods Corp.	2,401	335,324
John B Sanfilippo & Son, Inc.	1,433	103,878
Medifast, Inc.	1,848	333,582
MGP Ingredients, Inc.	2,012	201,381
National Beverage Corp.	3,746	183,329
PriceSmart, Inc.	3,866	276,922
Seneca Foods Corp. Cl A*	973	54,040
Simply Good Foods Co.*	14,179	535,541
SpartanNash Co.	5,803	175,077
Tootsie Roll Industries, Inc.	2,860	101,101
TreeHouse Foods, Inc.*	8,993	376,087
United Natural Foods, Inc.*	9,354	368,548
Universal Corp.	3,950	238,975
USANA Health Sciences, Inc.*	1,848	133,721
Vector Group Ltd.	21,142	221,991
WD-40 Co.	2,193	441,582

		7,639,879

ENERGY (5.1%)
Archrock, Inc.	21,678	179,277
Bristow Group, Inc.*	3,726	87,188
Callon Petroleum Co.*	7,626	298,939
Civitas Resources, Inc.	11,594	606,250
CONSOL Energy, Inc.*	5,142	253,912
Core Laboratories N.V.	7,434	147,268
DMC Global, Inc.*	3,130	56,434
Dorian LPG Ltd.	4,446	67,579
Dril-Quip, Inc.*	5,542	142,984
Green Plains, Inc.*	8,640	234,749
Helix Energy Solutions Group, Inc.*	22,885	70,944
Helmerich & Payne, Inc.	16,902	727,800
Laredo Petroleum, Inc.*	2,333	160,837
Nabors Industries Ltd.*	1,420	190,138

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
ENERGY (CONTINUED)
Oceaneering International, Inc.*	16,094	$171,884
Oil States International, Inc.*	9,936	53,853
Par Pacific Hldgs., Inc.*	7,335	114,353
Patterson-UTI Energy, Inc.	34,724	547,250
PBF Energy, Inc. Cl A*	15,324	444,702
ProPetro Hldg. Corp.*	13,722	137,220
Ranger Oil Corp. Cl A*	3,397	111,659
REX American Resources Corp.*	836	70,893
RPC, Inc.*	11,302	78,097
SM Energy Co.	19,564	668,893
Southwestern Energy Co.*	179,186	1,119,913
Talos Energy, Inc.*	6,625	102,489
US Silica Hldgs., Inc.*	12,117	138,376
World Fuel Svcs. Corp.	10,116	206,973

		7,190,854

FINANCIALS (19.8%)
Allegiance Bancshares, Inc.	3,042	114,866
Ambac Financial Group, Inc.*	7,231	82,072
American Equity Investment Life Hldg. Co.	12,400	453,468
Ameris Bancorp	10,590	425,506
AMERISAFE, Inc.	3,102	161,335
Apollo Commercial Real Estate Finance, Inc.	21,216	221,495
ARMOUR Residential REIT, Inc.	16,562	116,596
Assured Guaranty Ltd.	10,289	574,023
Axos Financial, Inc.*	8,620	309,027
B Riley Financial, Inc.	2,600	109,850
Banc of California, Inc.	8,507	149,893
BancFirst Corp.	3,048	291,724
Bancorp, Inc.*	9,082	177,281
BankUnited, Inc.	13,130	467,034
Banner Corp.	5,519	310,223
Berkshire Hills Bancorp, Inc.	7,597	188,178
Blucora, Inc.*	7,585	140,019
Brightsphere Investment Group, Inc.	5,187	93,418
Brookline Bancorp, Inc.	12,436	165,523
Capitol Federal Financial, Inc.	20,731	190,311
Central Pacific Financial Corp.	4,423	94,873
City Hldg. Co.	2,402	191,872
Columbia Banking System, Inc.	12,498	358,068
Community Bank System, Inc.	8,654	547,625
Customers Bancorp, Inc.*	4,871	165,127
CVB Financial Corp.	21,286	528,106
Dime Community Bancshares, Inc.	5,166	153,172
Donnelley Financial Solutions, Inc.*	4,491	131,541
Eagle Bancorp, Inc.	5,150	244,161
eHealth, Inc.*	3,877	36,172
Ellington Financial, Inc.	9,099	133,482

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
Employers Hldgs., Inc.	4,453	$186,536
Encore Capital Group, Inc.*	3,894	224,956
Enova International, Inc.*	5,227	150,642
EZCORP, Inc. Cl A*	8,618	64,721
FB Financial Corp.	5,687	223,044
First BanCorp.	31,708	409,350
First Bancorp/Southern Pines NC	5,550	193,695
First Commonwealth Financial Corp.	15,141	203,192
First Financial Bancorp	15,161	294,123
First Hawaiian, Inc.	20,559	466,895
Flagstar Bancorp, Inc.	8,548	303,027
Franklin BSP Realty Trust, Inc.	13,435	181,104
Genworth Financial, Inc. Cl A*	81,954	289,298
Granite Point Mortgage Trust, Inc.	8,646	82,742
Green Dot Corp. Cl A*	8,703	218,532
Hanmi Financial Corp.	4,891	109,754
HCI Group, Inc.	1,267	85,852
Heritage Financial Corp.	5,635	141,777
Hilltop Hldgs., Inc.	7,981	212,773
HomeStreet, Inc.	3,002	104,079
Hope Bancorp, Inc.	19,328	267,500
Horace Mann Educators Corp.	6,651	255,265
Independent Bank Corp.	7,510	596,519
Independent Bank Group, Inc.	5,836	396,323
Invesco Mortgage Capital, Inc.	5,296	77,745
iShares Core S&P Small-Cap ETF	29,714	2,745,871
James River Group Hldgs. Ltd.	6,012	148,977
KKR Real Estate Finance Trust, Inc.	7,961	138,919
Lakeland Financial Corp.	4,069	270,263
LendingTree, Inc.*	1,762	77,211
Meta Financial Group, Inc.	4,714	182,290
Mr Cooper Group, Inc.*	11,865	435,920
National Bank Hldgs. Corp. Cl A	4,824	184,614
NBT Bancorp, Inc.	6,875	258,431
New York Mortgage Trust, Inc.	61,204	168,923
NMI Hldgs., Inc. Cl A*	13,819	230,086
Northfield Bancorp, Inc.	6,908	90,011
Northwest Bancshares, Inc.	20,342	260,378
OFG Bancorp	7,802	198,171
Pacific Premier Bancorp, Inc.	15,240	445,618
Palomar Hldgs., Inc.*	3,840	247,296
Park National Corp.	2,322	281,543
PennyMac Mortgage Investment Trust	14,762	204,158
Piper Sandler Cos.	2,271	257,441
PRA Group, Inc.*	6,388	232,268
Preferred Bank	2,186	148,692
ProAssurance Corp.	8,677	205,038
PROG Hldgs., Inc.*	8,676	143,154
Provident Financial Svcs., Inc.	12,092	269,168
Ready Capital Corp.	10,802	128,760

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
Redwood Trust, Inc.	19,312	$148,896
Renasant Corp.	8,974	258,541
S&T Bancorp, Inc.	6,311	173,111
Safety Insurance Group, Inc.	2,248	218,281
Seacoast Banking Corp. of Florida	9,831	324,816
Selectquote, Inc.*	20,058	49,744
ServisFirst Bancshares, Inc.	7,844	619,048
Simmons First National Corp. Cl A	20,345	432,535
SiriusPoint Ltd.*	13,889	75,278
Southside Bancshares, Inc.	5,157	192,975
Stewart Information Svcs. Corp.	4,337	215,766
StoneX Group, Inc.*	2,755	215,083
Tompkins Financial Corp.	1,889	136,197
Triumph Bancorp, Inc.*	3,797	237,540
Trupanion, Inc.*	5,556	334,805
TrustCo Bank Corp.	3,082	95,049
Trustmark Corp.	9,867	288,018
Two Harbors Investment Corp.	55,247	275,130
United Community Banks, Inc.	16,851	508,732
United Fire Group, Inc.	3,469	118,744
Universal Insurance Hldgs., Inc.	4,471	58,257
Veritex Hldgs., Inc.	8,656	253,275
Virtus Investment Partners, Inc.	1,128	192,911
Walker & Dunlop, Inc.	4,893	471,392
Westamerica BanCorp	4,316	240,229
WisdomTree Investments, Inc.	17,646	89,465
World Acceptance Corp.*	587	65,885
WSFS Financial Corp.	10,392	416,615

		27,725,004

HEALTH CARE (12.2%)
Addus HomeCare Corp.*	2,580	214,862
Allscripts Healthcare Solutions, Inc.*	18,625	276,209
AMN Healthcare Svcs., Inc.*	7,179	787,608
Amphastar Pharmaceuticals, Inc.*	6,036	209,992
AngioDynamics, Inc.*	6,226	120,473
ANI Pharmaceuticals, Inc.*	2,103	62,396
Anika Therapeutics, Inc.*	2,335	52,117
Apollo Medical Hldgs., Inc.*	6,119	236,132
Arcus Biosciences, Inc.*	7,484	189,645
Artivion, Inc.*	6,454	121,852
Avanos Medical, Inc.*	7,597	207,702
Avid Bioservices, Inc.*	9,912	151,257
BioLife Solutions, Inc.*	4,902	67,697
Cara Therapeutics, Inc.*	6,797	62,057
Cardiovascular Systems, Inc.*	6,547	94,015
Coherus Biosciences, Inc.*	10,316	74,688
Collegium Pharmaceutical, Inc.*	5,454	96,645
Community Health Systems, Inc.*	20,326	76,222
Computer Programs & Systems, Inc.*	2,370	75,769
CONMED Corp.	4,740	453,902

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Contra Progenics Pharmaceuticals, Inc. — contingent value rights*	3,670	$0	††
Corcept Therapeutics, Inc.*	15,351	365,047
CorVel Corp.*	1,499	220,758
Covetrus, Inc.*	16,785	348,289
Cross Country Healthcare, Inc.*	5,705	118,835
Cutera, Inc.*	2,653	99,488
Cytokinetics, Inc.*	13,750	540,238
Dynavax Technologies Corp.*	18,858	237,422
Eagle Pharmaceuticals, Inc.*	1,794	79,707
Embecta Corp.*	9,279	234,944
Emergent BioSolutions, Inc.*	7,179	222,836
Enanta Pharmaceuticals, Inc.*	2,959	139,872
Ensign Group, Inc.	8,461	621,630
Fulgent Genetics, Inc.*	3,165	172,587
Glaukos Corp.*	7,599	345,147
Hanger, Inc.*	5,952	85,233
Harmony Biosciences Hldgs., Inc.*	3,697	180,303
HealthStream, Inc.*	3,903	84,734
Heska Corp.*	1,732	163,691
Innoviva, Inc.*	10,070	148,633
Inogen, Inc.*	3,299	79,770
Integer Hldgs. Corp.*	5,314	375,487
Ironwood Pharmaceuticals, Inc. Cl A*	24,697	284,756
iTeos Therapeutics, Inc.*	3,252	66,991
Joint Corp.*	2,322	35,550
Lantheus Hldgs., Inc.*	11,018	727,519
LeMaitre Vascular, Inc.	3,101	141,251
Ligand Pharmaceuticals, Inc.*	2,707	241,519
MEDNAX, Inc.*	13,825	290,463
Meridian Bioscience, Inc.*	6,995	212,788
Merit Medical Systems, Inc.*	8,189	444,417
Mesa Laboratories, Inc.	845	172,329
ModivCare, Inc.*	1,984	167,648
Myriad Genetics, Inc.*	12,898	234,357
Natus Medical, Inc.*	5,552	181,939
Nektar Therapeutics Cl A*	29,904	113,635
NeoGenomics, Inc.*	20,028	163,228
NextGen Healthcare, Inc.*	9,017	157,256
Omnicell, Inc.*	7,095	807,056
OptimizeRx Corp.*	2,914	79,814
OraSure Technologies, Inc.*	11,632	31,523
Organogenesis Hldgs., Inc. Cl A*	10,158	49,571
Orthofix Medical, Inc.*	3,197	75,257
Owens & Minor, Inc.	12,218	384,256
Pacira BioSciences, Inc.*	7,294	425,240
Pennant Group, Inc.*	4,352	55,749
Phibro Animal Health Corp. Cl A	3,265	62,459
Prestige Consumer Healthcare, Inc.*	8,072	474,634
RadNet, Inc.*	7,491	129,444
REGENXBIO, Inc.*	6,094	150,522
Select Medical Hldgs. Corp.	16,567	391,313

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Simulations Plus, Inc.	2,530	$124,805
Supernus Pharmaceuticals, Inc.*	8,575	247,989
Surmodics, Inc.*	2,246	83,619
uniQure NV*	5,841	108,876
US Physical Therapy, Inc.	2,086	227,791
Vanda Pharmaceuticals, Inc.*	9,069	98,852
Varex Imaging Corp.*	6,389	136,661
Vericel Corp.*	7,564	190,462
Vir Biotechnology, Inc.*	11,901	303,118
Xencor, Inc.*	9,559	261,630
Zimvie, Inc.*	3,349	53,617
Zynex, Inc.	3,573	28,513

		17,114,308

INDUSTRIALS (15.9%)
AAON, Inc.	6,731	368,590
AAR Corp.*	5,311	222,212
ABM Industries, Inc.	10,735	466,114
Aerojet Rocketdyne Hldgs., Inc.*	12,014	487,768
AeroVironment, Inc.*	3,720	305,784
Alamo Group, Inc.	1,593	185,473
Albany International Corp. Cl A	5,057	398,441
Allegiant Travel Co.*	2,443	276,279
American Woodmark Corp.*	2,660	119,727
Apogee Enterprises, Inc.	3,563	139,741
Applied Industrial Technologies, Inc.	6,172	593,561
ArcBest Corp.	3,931	276,624
Arcosa, Inc.	7,757	360,157
Astec Industries, Inc.	3,667	149,540
Atlas Air Worldwide Hldgs., Inc.*	4,209	259,737
AZZ, Inc.	3,963	161,770
Barnes Group, Inc.	7,488	233,176
Boise Cascade Co.	6,333	376,750
Brady Corp. Cl A	7,716	364,504
CIRCOR International, Inc.*	3,252	53,300
Comfort Systems USA, Inc.	5,777	480,358
CoreCivic, Inc.*	19,520	216,867
Deluxe Corp.	6,902	149,566
DXP Enterprises, Inc.*	2,753	84,324
Encore Wire Corp.	3,167	329,115
Enerpac Tool Group Corp. Cl A	9,721	184,893
EnPro Industries, Inc.	3,339	273,564
ESCO Technologies, Inc.	4,150	283,735
Exponent, Inc.	8,319	760,939
Federal Signal Corp.	9,730	346,388
Forrester Research, Inc.*	1,758	84,103
Forward Air Corp.	4,312	396,531
Franklin Electric Co., Inc.	6,245	457,509
GEO Group, Inc.*	19,922	131,485
Gibraltar Industries, Inc.*	5,264	203,980
GMS, Inc.*	6,910	307,495
Granite Construction, Inc.	7,283	212,227

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
Greenbrier Cos., Inc.	5,232	$188,300
Griffon Corp.	7,691	215,579
Harsco Corp.*	12,749	90,645
Hawaiian Hldgs., Inc.*	8,240	117,914
Healthcare Svcs. Group, Inc.	11,885	206,918
Heartland Express, Inc.	7,476	103,991
Heidrick & Struggles International, Inc.	3,165	102,419
Hillenbrand, Inc.	11,513	471,572
HNI Corp.	6,804	236,031
Hub Group, Inc. Cl A*	5,458	387,190
Insteel Industries, Inc.	3,121	105,084
Interface, Inc. Cl A	9,547	119,719
John Bean Technologies Corp.	5,102	563,363
Kaman Corp.	4,491	140,344
KAR Auction Svcs., Inc.*	19,510	288,163
Kelly Svcs., Inc. Cl A	5,548	110,017
Korn Ferry	8,653	502,047
Lindsay Corp.	1,762	234,029
ManTech International Corp. Cl A	4,422	422,080
Marten Transport Ltd.	9,472	159,319
Matson, Inc.	6,508	474,303
Matthews International Corp. Cl A	5,026	144,095
Meritor, Inc.*	11,362	412,781
Moog, Inc. Cl A	4,656	369,640
Mueller Industries, Inc.	9,135	486,804
MYR Group, Inc.*	2,730	240,595
National Presto Industries, Inc.	815	53,497
NOW, Inc.*	17,773	173,820
NV5 Global, Inc.*	1,915	223,557
Park Aerospace Corp.	3,120	39,811
PGT Innovations, Inc.*	9,619	160,060
Pitney Bowes, Inc.	26,172	94,743
Powell Industries, Inc.	1,456	34,027
Proto Labs, Inc.*	4,414	211,166
Quanex Building Products Corp.	5,360	121,940
Resideo Technologies, Inc.*	23,342	453,302
Resources Connection, Inc.	4,996	101,768
SkyWest, Inc.*	8,111	172,359
SPX Corp.*	7,350	388,374
Standex International Corp.	1,938	164,304
Tennant Co.	2,983	176,743
Titan International, Inc.*	8,248	124,545
Trinity Industries, Inc.	11,239	272,209
Triumph Group, Inc.*	10,375	137,884
TrueBlue, Inc.*	5,341	95,604
UFP Industries, Inc.	10,071	686,238
UniFirst Corp.	2,437	419,603
Veritiv Corp.*	2,240	243,152
Viad Corp.*	3,306	91,279
Wabash National Corp.	7,872	106,902

		22,342,156

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (13.2%)
3D Systems Corp.*	20,924	$202,963
8x8, Inc.*	18,996	97,829
A10 Networks, Inc.	9,373	134,784
ADTRAN, Inc.	7,886	138,242
Advanced Energy Industries, Inc.	6,030	440,069
Agilysys, Inc.*	3,136	148,239
Alarm.com Hldgs., Inc.*	7,398	457,640
Alpha & Omega Semiconductor Ltd.*	3,476	115,890
Arlo Technologies, Inc.*	13,944	87,429
Axcelis Technologies, Inc.*	5,301	290,707
Badger Meter, Inc.	4,699	380,102
Benchmark Electronics, Inc.	5,640	127,238
BM Technologies, Inc.*	527	3,104
CalAmp Corp.*	5,789	24,140
Cerence, Inc.*	6,310	159,201
CEVA, Inc.*	3,726	125,045
Cohu, Inc.*	7,808	216,672
Comtech Telecommunications Corp.	4,257	38,611
Consensus Cloud Solutions, Inc.*	2,568	112,170
Corsair Gaming, Inc.*	5,360	70,377
CSG Systems International, Inc.	4,994	298,042
CTS Corp.	5,151	175,392
Diebold Nixdorf, Inc.*	11,790	26,763
Digi International, Inc.*	5,636	136,504
Digital Turbine, Inc.*	14,158	247,340
Diodes, Inc.*	7,264	469,036
Ebix, Inc.	3,820	64,558
ePlus, Inc.*	4,316	229,266
EVERTEC, Inc.	9,533	351,577
ExlService Hldgs., Inc.*	5,344	787,331
Extreme Networks, Inc.*	21,004	187,356
Fabrinet*	5,905	478,895
FARO Technologies, Inc.*	2,932	90,394
FormFactor, Inc.*	12,532	485,364
Harmonic, Inc.*	16,774	145,431
Ichor Hldgs. Ltd.*	4,596	119,404
Insight Enterprises, Inc.*	5,631	485,843
InterDigital, Inc.	4,956	301,325
Itron, Inc.*	7,234	357,577
Knowles Corp.*	14,730	255,271
Kulicke & Soffa Industries, Inc.	9,492	406,353
LivePerson, Inc.*	11,115	157,166
LiveRamp Hldgs., Inc.*	10,945	282,490
MaxLinear, Inc. Cl A*	11,425	388,221
Methode Electronics, Inc.	5,929	219,610
NETGEAR, Inc.*	4,619	85,544
NetScout Systems, Inc.*	11,852	401,190
OneSpan, Inc.*	5,525	65,747

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (CONTINUED)
Onto Innovation, Inc.*	7,956	$554,851
OSI Systems, Inc.*	2,545	217,445
PC Connection, Inc.	1,771	78,013
PDF Solutions, Inc.*	4,746	102,086
Perficient, Inc.*	5,562	509,980
Photronics, Inc.*	9,910	193,047
Plantronics, Inc.*	6,868	272,522
Plexus Corp.*	4,451	349,403
Progress Software Corp.	7,026	318,278
Rambus, Inc.*	17,697	380,309
Rogers Corp.*	3,007	788,105
Sanmina Corp.*	9,768	397,851
ScanSource, Inc.*	4,051	126,148
SMART Global Hldgs., Inc.*	7,590	124,248
SPS Commerce, Inc.*	5,795	655,125
TTEC Hldgs., Inc.	2,945	199,936
TTM Technologies, Inc.*	16,216	202,700
Ultra Clean Hldgs., Inc.*	7,240	215,535
Unisys Corp.*	10,858	130,622
Veeco Instruments, Inc.*	8,226	159,584
Viavi Solutions, Inc.*	36,575	483,887
Vonage Hldgs. Corp.*	40,531	763,604
Xperi Hldg. Corp.	16,688	240,808

		18,533,529

MATERIALS (5.3%)
AdvanSix, Inc.	4,512	150,881
Allegheny Technologies, Inc.*	19,928	452,565
American Vanguard Corp.	4,304	96,194
Arconic Corp.*	16,982	476,345
Balchem Corp.	5,156	668,939
Carpenter Technology Corp.	7,751	216,330
Century Aluminum Co.*	8,202	60,449
Clearwater Paper Corp.*	2,711	91,171
Compass Minerals International, Inc.	5,482	194,008
FutureFuel Corp.	4,145	30,176
GCP Applied Technologies, Inc.*	8,665	271,041
Glatfelter Corp.	7,179	49,392
Hawkins, Inc.	3,017	108,702
Haynes International, Inc.	2,000	65,540
HB Fuller Co.	8,517	512,809
Innospec, Inc.	3,984	381,627
Kaiser Aluminum Corp.	2,553	201,917
Koppers Hldgs., Inc.	3,394	76,840
Livent Corp.*	25,966	589,169
Materion Corp.	3,293	242,793
Mercer International, Inc.*	6,476	85,159
Myers Industries, Inc.	5,835	132,630
Neenah, Inc.	2,695	92,007
O-I Glass, Inc.*	25,078	351,092
Olympic Steel, Inc.	1,501	38,651
Quaker Chemical Corp.	2,157	322,515
Rayonier Advanced Materials, Inc.*	10,250	26,855

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
MATERIALS (CONTINUED)
Schweitzer-Mauduit International, Inc.	5,117	$128,539
Stepan Co.	3,411	345,705
SunCoke Energy, Inc.	13,386	91,159
Sylvamo Corp.	5,665	185,132
TimkenSteel Corp.*	6,662	124,646
Tredegar Corp.	4,130	41,300
Trinseo PLC	5,804	223,222
Warrior Met Coal, Inc.	8,292	253,818

		7,379,318

REAL ESTATE (7.5%)
Acadia Realty Trust	15,232	237,924
Agree Realty Corp.	12,068	870,465
Alexander & Baldwin, Inc.	11,668	209,441
American Assets Trust, Inc.	8,453	251,054
Anywhere Real Estate, Inc.*	18,969	186,465
Armada Hoffler Properties, Inc.	10,869	139,558
Brandywine Realty Trust	27,513	265,225
CareTrust REIT, Inc.	15,766	290,725
Centerspace	2,467	201,184
Chatham Lodging Trust*	7,835	81,876
Community Healthcare Trust, Inc.	3,783	136,982
DiamondRock Hospitality Co.*	33,851	277,917
Diversified Healthcare Trust	38,366	69,826
Douglas Elliman, Inc.	11,085	53,097
Easterly Government Properties, Inc. Cl A	14,573	277,470
Essential Properties Realty Trust, Inc.	21,055	452,472
Four Corners Property Trust, Inc.	12,901	343,038
Franklin Street Properties Corp.	14,904	62,150
Getty Realty Corp.	6,527	172,965
Global Net Lease, Inc.	16,636	235,566
Hersha Hospitality Trust Cl A*	5,307	52,062
Industrial Logistics Properties Trust	10,500	147,840
Innovative Industrial Properties, Inc. Cl A	4,490	493,316
iStar, Inc.	13,300	182,343
LTC Properties, Inc.	6,335	243,201
LXP Industrial Trust	46,017	494,222
Marcus & Millichap, Inc.	3,933	145,482
NexPoint Residential Trust, Inc.	3,713	232,100
Office Properties Income Trust	7,774	155,091
Orion Office REIT, Inc.	9,091	99,637
RE/MAX Hldgs., Inc. Cl A	3,093	75,840
Retail Opportunity Investments Corp.	19,939	314,637
RPT Realty	13,663	134,307
Safehold, Inc.	2,486	87,930
Saul Centers, Inc.	2,110	99,402
Service Properties Trust	26,503	138,611
SITE Centers Corp.	29,178	393,028

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
REAL ESTATE (CONTINUED)
St Joe Co.	5,296	$209,510
Summit Hotel Properties, Inc.*	17,188	124,957
Tanger Factory Outlet Centers, Inc.	16,759	238,313
Uniti Group, Inc.	38,064	358,563
Universal Health Realty Income Trust	2,058	109,506
Urban Edge Properties	17,720	269,521
Urstadt Biddle Properties, Inc. Cl A	4,842	78,440
Veris Residential, Inc.*	12,860	170,266
Washington Real Estate Investment Trust	14,035	299,086
Whitestone REIT Cl B	7,416	79,722
Xenia Hotels & Resorts, Inc.*	18,358	266,742

		10,509,075

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
UTILITIES (2.3%)
American States Water Co.	5,933	$483,599
Avista Corp.	11,629	505,978
California Water Svc. Group	8,632	479,508
Chesapeake Utilities Corp.	2,846	368,699
Middlesex Water Co.	2,819	247,170
Northwest Natural Hldg. Co.	5,499	291,997
South Jersey Industries, Inc.	19,651	670,885
Unitil Corp.	2,574	151,145

		3,198,981

TOTAL INDEXED ASSETS-COMMON STOCKS
(Cost: $146,971,859) 99.9%		140,205,846

			Shares	Value
WARRANTS
ENERGY (0.0%) (2)
Nabors Industries Ltd. — expiring 06/11/2026*			347	$11,097

TOTAL INDEXED ASSETS — WARRANTS
(Cost: $2,521) 0.0% (2)				11,097

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.1%)
JP Morgan Chase, New York Time Deposit	0.91	07/01/22	$136,079	$136,079

TOTAL TEMPORARY CASH INVESTMENT
(Cost: $136,079) 0.1%				136,079

TOTAL INVESTMENTS (Cost: $147,110,459) 100.0%				140,353,022

OTHER NET ASSETS -0.0% (2)				(61,094)

NET ASSETS 100.0%				$140,291,928

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS:
COMMUNICATION SERVICES (1.6%)
Take-Two Interactive Software, Inc.*	9,509	$1,165,138
Warner Bros Discovery, Inc.*	53,290	715,152

		1,880,290

CONSUMER DISCRETIONARY (6.8%)
Burlington Stores, Inc.*	3,887	529,526
Capri Hldgs. Ltd.*	31,239	1,281,111
Hanesbrands, Inc.	91,711	943,706
Marriott Vacations Worldwide Corp.	15,508	1,802,030
Ollie’s Bargain Outlet Hldgs., Inc.*	14,190	833,662
Steven Madden Ltd.	45,274	1,458,276
Taylor Morrison Home Corp. Cl A*	31,160	727,898
Williams-Sonoma, Inc.	4,394	487,514

		8,063,723

CONSUMER STAPLES (3.7%)
Boston Beer Co., Inc. Cl A*	4,139	1,253,993
Constellation Brands, Inc. Cl A	4,898	1,141,528
TreeHouse Foods, Inc.*	47,558	1,988,875

		4,384,396

ENERGY (8.1%)
Baker Hughes Co. Cl A	105,276	3,039,318
Cheniere Energy, Inc.	11,280	1,500,579
Devon Energy Corp.	47,983	2,644,343
Hess Corp.	8,558	906,635
MPLX LP	23,135	674,385
Williams Cos., Inc.	29,234	912,393

		9,677,653

FINANCIALS (14.1%)
American Financial Group, Inc.	19,543	2,712,764
Ameriprise Financial, Inc.	11,403	2,710,265
Discover Financial Svcs.	9,424	891,322
Everest Re Group Ltd.	4,662	1,306,665
Fifth Third Bancorp	37,663	1,265,477
Hartford Financial Svcs. Group, Inc.	15,896	1,040,075
KeyCorp.	70,831	1,220,418
Reinsurance Group of America, Inc.	8,391	984,180
Signature Bank	5,256	941,928
Starwood Property Trust, Inc.	38,652	807,440
SVB Financial Group*	2,746	1,084,643
Synchrony Financial	20,124	555,825
Voya Financial, Inc.	13,194	785,439
Zions Bancorporation	11,165	568,298

		16,874,739

HEALTH CARE (7.8%)
Agilent Technologies, Inc.	14,989	1,780,243
Centene Corp.*	15,956	1,350,037
Envista Hldgs. Corp.*	35,689	1,375,454

	Shares	Value
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Horizon Therapeutics PLC*	9,585	$764,500
Humana, Inc.	1,891	885,120
Syneos Health, Inc. Cl A*	19,923	1,428,081
Zimmer Biomet Hldgs., Inc.	16,461	1,729,393
Zimvie, Inc.*	1,572	25,168

		9,337,996

INDUSTRIALS (18.5%)
Alaska Air Group, Inc.*	24,612	985,711
Builders FirstSource, Inc.*	38,989	2,093,709
Carlisle Cos., Inc.	8,253	1,969,248
Clean Harbors, Inc.*	13,847	1,213,966
Crane Hldgs. Co.	24,117	2,111,685
Dover Corp.	7,308	886,607
Jacobs Engineering Group, Inc.	15,738	2,000,772
KBR, Inc.	29,859	1,444,877
L-3 Harris Technologies, Inc.	6,835	1,652,020
Mueller Industries, Inc.	41,447	2,208,711
Old Dominion Freight Line, Inc.	5,843	1,497,444
Oshkosh Corp.	12,103	994,140
Stanley Black & Decker, Inc.	9,637	1,010,536
Univar Solutions, Inc.*	82,435	2,050,158

		22,119,584

INFORMATION TECHNOLOGY (9.4%)
Ciena Corp.*	25,657	1,172,525
DXC Technology Co.*	97,167	2,945,132
Euronet Worldwide, Inc.*	23,641	2,378,048
MKS Instruments, Inc.	8,483	870,610
PTC, Inc.*	7,948	845,190
Teledyne Technologies, Inc.*	3,908	1,465,930
Teradyne, Inc.	9,908	887,261
Viasat, Inc.*	21,096	646,171

		11,210,867

MATERIALS (10.1%)
Ashland Global Hldgs., Inc.	28,941	2,982,370
Crown Hldgs., Inc.	36,929	3,403,746
FMC Corp.	6,258	669,669
Freeport-McMoRan, Inc.	17,656	516,615
Newmont Corp.	16,044	957,345
Packaging Corp. of America	11,134	1,530,925
PPG Industries, Inc.	7,653	875,044
Steel Dynamics, Inc.	16,853	1,114,826

		12,050,540

REAL ESTATE (8.9%)
Alexander’s, Inc.	1,291	286,808
American Campus Communities, Inc.	16,053	1,034,937
Apartment Income REIT Corp.	20,953	871,645
AvalonBay Communities, Inc.	5,905	1,147,046
Brandywine Realty Trust	62,565	603,127
Duke Realty Corp.	44,056	2,420,877
Gaming & Leisure Properties, Inc.	21,702	995,254

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued):
REAL ESTATE (CONTINUED)
Kilroy Realty Corp.	9,406	$492,216
Welltower, Inc.	15,135	1,246,367
Weyerhaeuser Co.	47,960	1,588,435

		10,686,712

UTILITIES (8.9%)
AES Corp.	47,068	988,899
Ameren Corp.	20,670	1,867,741
Atmos Energy Corp.	8,373	938,613

	Shares	Value
COMMON STOCKS (CONTINUED):
UTILITIES (CONTINUED)
Entergy Corp.	12,057	$1,358,101
Evergy, Inc.	41,153	2,685,233
PPL Corp.	32,363	878,008
Public Svc. Enterprise Group, Inc.	30,769	1,947,062

		10,663,657

TOTAL COMMON STOCKS
(Cost: $98,813,267) 97.9%		116,950,157

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (2.1%)
JP Morgan Chase, New York Time Deposit	0.91	07/01/22	$2,499,899	2,499,899

TOTAL TEMPORARY CASH INVESTMENT
(Cost: $2,499,899) 2.1%				2,499,899

TOTAL INVESTMENTS
(Cost: $101,313,166) 100.0%				119,450,056

OTHER NET ASSETS -0.0% (2)				(29,759)

NET ASSETS 100.0%				$119,420,297

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2022 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (1.6%)
Cable One, Inc.	3,850	$4,963,882
Iridium Communications, Inc.*	100,271	3,766,179
John Wiley & Sons, Inc. Cl A	34,015	1,624,556
New York Times Co. Cl A	130,592	3,643,517
TEGNA, Inc.	173,369	3,635,548
TripAdvisor, Inc.*	78,442	1,396,267
World Wrestling Entertainment, Inc. Cl A	33,889	2,117,724
Ziff Davis, Inc.*	37,055	2,761,709

		23,909,382

CONSUMER DISCRETIONARY (13.4%)
Adient PLC*	74,248	2,199,968
American Eagle Outfitters, Inc.	120,722	1,349,672
AutoNation, Inc.*	27,865	3,114,192
Boyd Gaming Corp.	62,672	3,117,932
Brunswick Corp.	59,320	3,878,342
Callaway Golf Co.*	91,168	1,859,827
Capri Hldgs. Ltd.*	115,642	4,742,478
Carter’s, Inc.	31,568	2,224,913
Choice Hotels International, Inc.	25,777	2,877,487
Churchill Downs, Inc.	26,805	5,133,962
Columbia Sportswear Co.	26,110	1,868,954
Cracker Barrel Old Country Store, Inc.	18,191	1,518,767
Crocs, Inc.*	48,234	2,347,549
Dana, Inc.	112,283	1,579,822
Deckers Outdoor Corp.*	21,337	5,448,403
Dick’s Sporting Goods, Inc.	45,473	3,427,300
Five Below, Inc.*	43,492	4,933,298
Foot Locker, Inc.	65,481	1,653,395
Fox Factory Hldg. Corp.*	33,027	2,659,995
GameStop Corp. Cl A*	48,435	5,923,600
Gap, Inc.	165,184	1,361,116
Gentex Corp.	183,645	5,136,551
Goodyear Tire & Rubber Co.*	221,285	2,369,962
Graham Hldgs. Co. Cl B	3,068	1,739,065
Grand Canyon Education, Inc.*	25,321	2,384,985
H&R Block, Inc.	125,000	4,415,000
Hanesbrands, Inc.	273,192	2,811,146
Harley-Davidson, Inc.	115,464	3,655,590
Helen of Troy Ltd.*	18,678	3,033,494
KB Home	67,954	1,933,971
Kohl’s Corp.	100,729	3,595,018
Lear Corp.	46,826	5,894,925
Leggett & Platt, Inc.	104,627	3,618,002
Light & Wonder, Inc.*	74,932	3,521,055
Lithia Motors, Inc. Cl A	22,664	6,228,294
Macy’s, Inc.	223,127	4,087,687
Marriott Vacations Worldwide Corp.	32,450	3,770,690

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
CONSUMER DISCRETIONARY (CONTINUED)
Mattel, Inc.*	276,110	$6,165,536
Murphy USA, Inc.	17,445	4,062,417
Nordstrom, Inc.	87,379	1,846,318
Ollie’s Bargain Outlet Hldgs., Inc.*	45,703	2,685,051
Papa John’s International, Inc.	24,948	2,083,657
Polaris, Inc.	43,818	4,350,251
RH*	13,774	2,923,669
Service Corp. International	124,362	8,595,901
Six Flags Entertainment Corp.*	60,950	1,322,615
Skechers USA, Inc. Cl A*	105,656	3,759,240
Taylor Morrison Home Corp. Cl A*	93,738	2,189,720
Tempur Sealy International, Inc.	137,482	2,937,990
Texas Roadhouse, Inc. Cl A	53,402	3,909,026
Thor Industries, Inc.	43,115	3,221,984
Toll Brothers, Inc.	86,386	3,852,816
TopBuild Corp.*	25,681	4,292,836
Travel + Leisure Co.	66,928	2,598,145
Under Armour, Inc. Cl A*	147,833	1,231,449
Under Armour, Inc. Cl C*	158,725	1,203,135
Victoria’s Secret & Co.*	53,216	1,488,452
Visteon Corp.*	22,027	2,281,557
Wendy’s Co.	134,269	2,534,999
Williams-Sonoma, Inc.	54,854	6,086,051
Wingstop, Inc.	23,395	1,749,244
Wyndham Hotels & Resorts, Inc.	72,156	4,742,092
YETI Hldgs., Inc.*	67,508	2,921,071

		206,451,629

CONSUMER STAPLES (4.0%)
BellRing Brands, Inc.*	85,475	2,127,473
BJ’s Wholesale Club Hldgs., Inc.*	105,683	6,586,165
Boston Beer Co., Inc. Cl A*	7,364	2,231,071
Casey’s General Stores, Inc.	29,067	5,376,814
Coty, Inc. Cl A*	269,619	2,159,648
Darling Ingredients, Inc.*	126,540	7,567,092
Energizer Hldgs., Inc.	51,357	1,455,971
Flowers Foods, Inc.	156,104	4,108,657
Grocery Outlet Hldg. Corp.*	68,686	2,928,084
Hain Celestial Group, Inc.*	70,327	1,669,563
Ingredion, Inc.	51,866	4,572,507
Lancaster Colony Corp.	15,517	1,998,279
Nu Skin Enterprises, Inc. Cl A	39,328	1,702,902
Performance Food Group Co.*	121,408	5,582,340
Pilgrim’s Pride Corp.*	37,676	1,176,622
Post Hldgs., Inc.*	43,778	3,605,118
Sanderson Farms, Inc.	16,616	3,581,246

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
CONSUMER STAPLES (CONTINUED)
Sprouts Farmers Market, Inc.*	85,889	$2,174,709

		60,604,261

ENERGY (3.9%)
Antero Midstream Corp.	254,816	2,306,085
ChampionX Corp.	159,301	3,162,125
CNX Resources Corp.*	152,808	2,515,220
DT Midstream, Inc.	75,769	3,714,196
EQT Corp.	231,632	7,968,141
Equitrans Midstream Corp.	318,682	2,026,817
HF Sinclair Corp.	117,152	5,290,584
Matador Resources Co.	86,971	4,051,979
Murphy Oil Corp.	114,394	3,453,555
NOV, Inc.	307,726	5,203,646
PDC Energy, Inc.	74,749	4,605,286
Range Resources Corp.*	203,061	5,025,760
Targa Resources Corp.	178,625	10,658,554

		59,981,948

FINANCIALS (14.7%)
Affiliated Managers Group, Inc.	30,296	3,532,514
Alleghany Corp.*	10,543	8,783,373
American Financial Group, Inc.	51,992	7,217,009
Associated Banc-Corp.	117,542	2,146,317
Bank of Hawaii Corp.	31,565	2,348,436
Bank OZK	88,428	3,318,703
Brighthouse Financial, Inc.*	58,680	2,407,054
Cadence Bank	143,716	3,374,452
Cathay General Bancorp	58,857	2,304,252
CNO Financial Group, Inc.	90,749	1,641,649
Commerce Bancshares, Inc.	86,070	5,650,495
Cullen/Frost Bankers, Inc.	44,683	5,203,335
East West Bancorp, Inc.	111,162	7,203,298
Essent Group Ltd.	84,273	3,278,220
Evercore, Inc. Cl A	31,804	2,977,172
Federated Hermes, Inc. Cl B	71,784	2,282,013
First American Financial Corp.	84,136	4,452,477
First Financial Bankshares, Inc.	100,600	3,950,562
First Horizon Corp.	419,091	9,161,329
FirstCash Hldgs., Inc.	30,854	2,144,662
FNB Corp.	264,272	2,869,994
Fulton Financial Corp.	125,973	1,820,310
Glacier Bancorp, Inc.	85,020	4,031,648
Hancock Whitney Corp.	67,644	2,998,658
Hanover Insurance Group, Inc.	27,874	4,076,572
Home BancShares, Inc.	148,208	3,078,280
Interactive Brokers Group, Inc. Cl A	68,504	3,768,405
International Bancshares Corp.	41,569	1,666,086

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
Janus Henderson Group PLC	131,411	$3,089,473
Jefferies Financial Group, Inc.	150,085	4,145,348
Kemper Corp.	46,974	2,250,055
Kinsale Capital Group, Inc.	16,870	3,874,027
Mercury General Corp.	20,823	922,459
MGIC Investment Corp.	242,519	3,055,739
Navient Corp.	115,805	1,620,112
New York Community Bancorp, Inc.	365,856	3,340,265
Old National Bancorp	229,470	3,393,861
Old Republic International Corp.	224,587	5,021,765
PacWest Bancorp	92,022	2,453,307
Pinnacle Financial Partners, Inc.	59,838	4,326,886
Primerica, Inc.	30,143	3,607,816
Prosperity Bancshares, Inc.	72,205	4,929,435
Reinsurance Group of America, Inc.	52,474	6,154,675
RenaissanceRe Hldgs. Ltd.	34,616	5,412,904
RLI Corp.	31,236	3,641,805
SEI Investments Co.	81,728	4,414,947
Selective Insurance Group, Inc.	47,271	4,109,741
SLM Corp.	210,850	3,360,949
Stifel Financial Corp.	83,488	4,676,998
Synovus Financial Corp.	113,871	4,105,050
Texas Capital Bancshares, Inc.*	39,742	2,092,019
UMB Financial Corp.	33,751	2,905,961
Umpqua Hldgs. Corp.	170,030	2,851,403
United Bankshares, Inc.	106,329	3,728,958
Unum Group	157,528	5,359,103
Valley National Bancorp	329,201	3,426,982
Voya Financial, Inc.	80,051	4,765,436
Washington Federal, Inc.	51,139	1,535,193
Webster Financial Corp.	139,522	5,880,852
Wintrust Financial Corp.	47,212	3,784,042

		225,924,841

HEALTH CARE (10.1%)
Acadia Healthcare Co., Inc.*	70,904	4,795,237
Amedisys, Inc.*	25,511	2,681,716
Arrowhead Pharmaceuticals, Inc.*	82,803	2,915,494
Azenta, Inc.	58,730	4,234,433
Bruker Corp.	78,333	4,916,179
Chemed Corp.	11,725	5,503,598
Encompass Health Corp.	78,191	4,382,606
Enovis Corp.*	36,814	2,024,770
Envista Hldgs. Corp.*	127,402	4,910,073
Exelixis, Inc.*	251,238	5,230,775
Globus Medical, Inc. Cl A*	62,109	3,486,799
Haemonetics Corp.*	40,031	2,609,221

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Halozyme Therapeutics, Inc.*	108,050	$4,754,200
HealthEquity, Inc.*	66,092	4,057,388
ICU Medical, Inc.*	15,720	2,584,211
Inari Medical, Inc.*	26,630	1,810,574
Integra LifeSciences Hldgs. Corp.*	56,002	3,025,788
Jazz Pharmaceuticals PLC*	48,815	7,615,628
LHC Group, Inc.*	24,309	3,785,884
LivaNova PLC*	41,861	2,615,057
Masimo Corp.*	40,003	5,227,192
Medpace Hldgs., Inc.*	21,084	3,155,642
Neogen Corp.*	84,478	2,035,075
Neurocrine Biosciences, Inc.*	74,869	7,298,230
NuVasive, Inc.*	40,756	2,003,565
Option Care Health, Inc.*	108,603	3,018,077
Patterson Cos., Inc.	68,077	2,062,733
Penumbra, Inc.*	27,740	3,454,185
Perrigo Co. PLC	105,386	4,275,510
Progyny, Inc.*	55,448	1,610,764
QuidelOrtho Corp.*	39,184	3,807,901
R1 RCM, Inc.*	105,174	2,204,447
Repligen Corp.*	40,382	6,558,037
Shockwave Medical, Inc.*	28,033	5,359,069
Sotera Health Co.*	77,543	1,519,067
STAAR Surgical Co.*	37,456	2,656,754
Syneos Health, Inc. Cl A*	80,364	5,760,491
Tandem Diabetes Care, Inc.*	50,108	2,965,893
Tenet Healthcare Corp.*	84,386	4,435,328
United Therapeutics Corp.*	35,492	8,363,335

		155,710,926

INDUSTRIALS (18.1%)
Acuity Brands, Inc.	27,091	4,173,098
AECOM	110,723	7,221,354
AGCO Corp.	47,884	4,726,151
ASGN, Inc.*	40,030	3,612,707
Avis Budget Group, Inc.*	26,857	3,950,128
Axon Enterprise, Inc.*	55,620	5,182,115
Brink’s Co.	36,833	2,236,131
Builders FirstSource, Inc.*	135,329	7,267,167
CACI International, Inc. Cl A*	18,339	5,167,563
Carlisle Cos., Inc.	40,503	9,664,421
Chart Industries, Inc.*	28,083	4,700,533
Clean Harbors, Inc.*	39,219	3,438,330
Crane Hldgs. Co.	37,324	3,268,089
Curtiss-Wright Corp.	30,112	3,976,591
Donaldson Co., Inc.	96,799	4,659,904
Dycom Industries, Inc.*	23,205	2,158,993
EMCOR Group, Inc.	40,064	4,124,989
EnerSys	32,304	1,904,644
Esab Corp.	35,742	1,563,713
Flowserve Corp.	102,320	2,929,422
Fluor Corp.*	111,234	2,707,436

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
FTI Consulting, Inc.*	26,999	$4,882,769
GATX Corp.	27,893	2,626,405
Graco, Inc.	132,556	7,875,152
GXO Logistics, Inc.*	79,726	3,449,744
Hexcel Corp.	65,851	3,444,666
Hubbell, Inc. Cl B	42,035	7,506,610
IAA, Inc.*	104,961	3,439,572
Insperity, Inc.	27,912	2,786,455
ITT, Inc.	65,416	4,398,572
JetBlue Airways Corp.*	251,326	2,103,599
KBR, Inc.	109,331	5,290,527
Kennametal, Inc.	64,752	1,504,189
Kirby Corp.*	47,244	2,874,325
Knight-Swift Transportation Hldgs., Inc. Cl A	128,138	5,931,508
Landstar System, Inc.	29,085	4,229,541
Lennox International, Inc.	25,882	5,346,962
Lincoln Electric Hldgs., Inc.	45,512	5,614,360
ManpowerGroup, Inc.	41,312	3,156,650
MasTec, Inc.*	44,759	3,207,430
MDU Resources Group, Inc.	159,287	4,299,156
Mercury Systems, Inc.*	45,182	2,906,558
Middleby Corp.*	42,606	5,341,088
MillerKnoll, Inc.	59,398	1,560,385
MSA Safety, Inc.	28,657	3,469,503
MSC Industrial Direct Co., Inc. Cl A	36,971	2,776,892
nVent Electric PLC	130,295	4,082,142
Oshkosh Corp.	51,543	4,233,742
Owens Corning	76,056	5,651,721
Regal Rexnord Corp.	52,489	5,958,551
Ryder System, Inc.	40,063	2,846,877
Saia, Inc.*	20,686	3,888,968
Science Applications International Corp.	43,731	4,071,356
Simpson Manufacturing Co., Inc.	33,810	3,401,624
Stericycle, Inc.*	72,124	3,162,637
Sunrun, Inc.*	164,570	3,844,355
Terex Corp.	54,300	1,486,191
Tetra Tech, Inc.	42,050	5,741,928
Timken Co.	52,841	2,803,215
Toro Co.	81,890	6,206,443
Trex Co., Inc.*	88,661	4,824,932
Univar Solutions, Inc.*	132,585	3,297,389
Valmont Industries, Inc.	16,693	3,749,749
Vicor Corp.*	16,892	924,499
Watsco, Inc.	25,976	6,203,588
Watts Water Technologies, Inc. Cl A	21,490	2,639,832
Werner Enterprises, Inc.	46,390	1,787,871
Woodward, Inc.	47,514	4,394,570
XPO Logistics, Inc.*	77,487	3,731,774

		277,590,051

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (12.9%)
ACI Worldwide, Inc.*	89,890	$2,327,252
Amkor Technology, Inc.	78,573	1,331,812
Arrow Electronics, Inc.*	51,725	5,797,855
Aspen Technology, Inc.*	21,931	4,028,286
Avnet, Inc.	76,527	3,281,478
Belden, Inc.	34,670	1,846,871
Blackbaud, Inc.*	35,661	2,070,834
Bread Financial Hldgs., Inc.	38,992	1,445,044
Calix, Inc.*	43,527	1,486,012
CDK Global, Inc.	91,485	5,010,633
Ciena Corp.*	119,184	5,446,709
Cirrus Logic, Inc.*	44,865	3,254,507
CMC Materials, Inc.	22,416	3,911,368
Cognex Corp.	136,109	5,787,355
Coherent, Inc.*	19,438	5,174,784
CommVault Systems, Inc.*	34,935	2,197,412
Concentrix Corp.	33,707	4,572,018
Envestnet, Inc.*	43,238	2,281,669
Euronet Worldwide, Inc.*	39,604	3,983,766
Fair Isaac Corp.*	20,316	8,144,684
First Solar, Inc.*	77,651	5,290,363
Genpact Ltd.	133,443	5,652,645
II-VI, Inc.*	83,391	4,248,771
IPG Photonics Corp.*	27,222	2,562,407
Jabil, Inc.	110,622	5,664,953
Kyndryl Hldgs., Inc.*	140,781	1,376,838
Lattice Semiconductor Corp.*	107,804	5,228,494
Littelfuse, Inc.	19,377	4,922,533
Lumentum Hldgs., Inc.*	54,046	4,292,333
Manhattan Associates, Inc.*	49,435	5,665,251
Maximus, Inc.	48,113	3,007,544
MKS Instruments, Inc.	43,605	4,475,181
National Instruments Corp.	102,762	3,209,257
NCR Corp.*	107,007	3,328,988
Paylocity Hldg. Corp.*	31,092	5,423,067
Power Integrations, Inc.	45,674	3,426,007
Qualys, Inc.*	26,157	3,299,444
Sabre Corp.*	255,605	1,490,177
Sailpoint Technologies Hldgs., Inc.*	73,856	4,629,294
Semtech Corp.*	49,710	2,732,559
Silicon Laboratories, Inc.*	28,652	4,017,583
SiTime Corp.*	12,195	1,988,151
SunPower Corp. Cl A*	65,337	1,032,978
Synaptics, Inc.*	31,020	3,661,911
TD SYNNEX Corp.	32,372	2,949,089
Teradata Corp.*	82,012	3,035,264
Universal Display Corp.	34,023	3,441,086
Viasat, Inc.*	58,317	1,786,250
Vishay Intertechnology, Inc.	103,344	1,841,590
Vontier Corp.	126,107	2,899,200
Western Union Co.	302,430	4,981,022
WEX, Inc.*	35,247	5,483,023
Wolfspeed, Inc.*	96,839	6,144,435
Xerox Hldgs. Corp.	93,449	1,387,718

		197,955,755

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
MATERIALS (6.8%)
Alcoa Corp.	144,483	$6,585,535
AptarGroup, Inc.	51,366	5,301,485
Ashland Global Hldgs., Inc.	39,729	4,094,073
Avient Corp.	71,620	2,870,530
Cabot Corp.	44,210	2,820,156
Chemours Co.	121,794	3,899,844
Cleveland-Cliffs, Inc.*	374,024	5,748,749
Commercial Metals Co.	95,165	3,149,961
Eagle Materials, Inc.	30,946	3,402,203
Greif, Inc. Cl A	20,851	1,300,685
Ingevity Corp.*	30,358	1,916,804
Louisiana-Pacific Corp.	64,321	3,371,064
Minerals Technologies, Inc.	25,824	1,584,044
NewMarket Corp.	5,303	1,595,991
Olin Corp.	108,714	5,031,284
Reliance Steel & Aluminum Co.	48,538	8,244,665
Royal Gold, Inc.	51,415	5,490,094
RPM International, Inc.	101,441	7,985,435
Scotts Miracle-Gro Co.	31,678	2,502,245
Sensient Technologies Corp.	32,920	2,652,035
Silgan Hldgs., Inc.	65,971	2,727,901
Sonoco Products Co.	76,364	4,355,802
Steel Dynamics, Inc.	140,439	9,290,040
United States Steel Corp.	204,147	3,656,273
Valvoline, Inc.	139,576	4,023,976
Worthington Industries, Inc.	25,116	1,107,616

		104,708,490

REAL ESTATE (9.1%)
American Campus Communities, Inc.	109,254	7,043,605
Apartment Income REIT Corp.	123,049	5,118,838
Brixmor Property Group, Inc.	234,657	4,742,418
Corporate Office Properties Trust	88,040	2,305,768
Cousins Properties, Inc.	116,539	3,406,435
Douglas Emmett, Inc.	137,711	3,081,972
EastGroup Properties, Inc.	32,654	5,039,492
EPR Properties	58,719	2,755,683
First Industrial Realty Trust, Inc.	103,394	4,909,147
Healthcare Realty Trust, Inc.	118,759	3,230,245
Highwoods Properties, Inc.	82,358	2,815,820
Hudson Pacific Properties, Inc.	113,262	1,680,808
Independence Realty Trust, Inc.	173,025	3,586,808
JBG SMITH Properties	85,179	2,013,632
Jones Lang LaSalle, Inc.*	38,278	6,693,291
Kilroy Realty Corp.	82,272	4,305,294
Kite Realty Group Trust	171,623	2,967,362
Lamar Advertising Co. Cl A	68,195	5,999,114
Life Storage, Inc.	66,091	7,379,721
Macerich Co.	168,107	1,464,212
Medical Properties Trust, Inc.	470,140	7,179,038
National Retail Properties, Inc.	137,818	5,926,174
National Storage Affiliates Trust	65,913	3,300,264

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2022 (Unaudited)

-	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
REAL ESTATE (CONTINUED)
Omega Healthcare Investors, Inc.	184,234	$5,193,556
Park Hotels & Resorts, Inc.	182,784	2,480,379
Pebblebrook Hotel Trust	102,931	1,705,567
Physicians Realty Trust	176,460	3,079,227
PotlatchDeltic Corp.	54,339	2,401,240
PS Business Parks, Inc.	15,796	2,956,221
Rayonier, Inc.	114,616	4,284,346
Rexford Industrial Realty, Inc.	129,259	7,444,026
Sabra Health Care REIT, Inc.	180,878	2,526,866
SL Green Realty Corp.	50,220	2,317,653
Spirit Realty Capital, Inc.	105,223	3,975,325
STORE Capital Corp.	197,806	5,158,780

		140,468,327

UTILITIES (4.1%)
ALLETE, Inc.	44,649	2,624,468
Black Hills Corp.	50,795	3,696,352
Essential Utilities, Inc.	180,351	8,269,093

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
UTILITIES (CONTINUED)
Hawaiian Electric Industries, Inc.	85,706	$3,505,376
IDACORP, Inc.	39,610	4,195,491
National Fuel Gas Co.	71,645	4,732,152
New Jersey Resources Corp.	75,313	3,353,688
NorthWestern Corp.	42,418	2,499,693
OGE Energy Corp.	156,819	6,046,941
ONE Gas, Inc.	42,373	3,440,264
PNM Resources, Inc.	67,246	3,213,014
Portland General Electric Co.	69,786	3,372,757
Southwest Gas Hldgs., Inc.	52,375	4,560,815
Spire, Inc.	40,824	3,036,081
UGI Corp.	164,513	6,351,847

		62,898,032

TOTAL INDEXED ASSETS— COMMON STOCKS (COST: $1,409,124,997) 98.7%		1,516,203,642

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.1%)
U.S. Treasury Bill	A-1+	0.79	07/05/22	$4,400,000	$4,399,612
U.S. Treasury Bill (1)	A-1+	0.82	08/02/22	2,100,000	2,098,478
U.S. Treasury Bill	A-1+	1.00	07/26/22	4,500,000	4,496,881
U.S. Treasury Bill	A-1+	1.02	07/19/22	1,000,000	999,490
U.S. Treasury Bill	A-1+	1.13	07/12/22	5,000,000	4,998,278

					16,992,739

COMMERCIAL PAPER (0.1%)
J.P. Morgan Securities LLC	A-1	1.08	07/18/22	1,000,000	999,490

TOTAL SHORT-TERM DEBT SECURITIES (COST: $17,992,229) 1.2%					17,992,229

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.0%) (2)
JP Morgan Chase, New York Time Deposit		0.91	07/01/22	$970,839	$970,839

TOTAL TEMPORARY CASH INVESTMENT
(Cost: $970,839) 0.0% (2)					970,839

TOTAL INVESTMENTS
(Cost: $1,428,088,065) 99.9%					1,535,166,710

OTHER NET ASSETS 0.1%					1,177,617

NET ASSETS 100.0%					$1,536,344,327

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS:
COMMUNICATION SERVICES (3.4%)
AT&T, Inc.	48,322	$1,012,829
Comcast Corp. Cl A	48,122	1,888,307
Interpublic Group of Cos., Inc.	52,010	1,431,835
Verizon Communications, Inc.	22,285	1,130,964
Warner Bros Discovery, Inc.*	56,556	758,982

		6,222,917

CONSUMER DISCRETIONARY (5.9%)
Advance Auto Parts, Inc.	4,525	783,232
Amazon.com, Inc.*	13,520	1,435,959
Bath & Body Works, Inc.	16,140	434,489
Best Buy Co., Inc.	8,723	568,652
Home Depot, Inc.	5,877	1,611,885
Ralph Lauren Corp. Cl A	8,098	725,986
Tapestry, Inc.	27,750	846,930
Target Corp.	12,261	1,731,621
TJX Cos., Inc.	18,656	1,041,938
Ulta Beauty, Inc.*	2,657	1,024,220
Whirlpool Corp.	4,995	773,576

		10,978,488

CONSUMER STAPLES (2.1%)
Constellation Brands, Inc. Cl A	4,430	1,032,456
Procter & Gamble Co.	12,540	1,803,127
Walmart, Inc.	8,423	1,024,068

		3,859,651

ENERGY (4.1%)
Baker Hughes Co. Cl A	27,086	781,973
ConocoPhillips	20,693	1,858,438
Coterra Energy, Inc.	17,339	447,173
EOG Resources, Inc.	11,021	1,217,159
Exxon Mobil Corp.	14,610	1,251,200
Valaris Ltd.*	1,341	56,644
Valero Energy Corp.	9,449	1,004,240
Williams Cos., Inc.	28,110	877,313

		7,494,140

FINANCIALS (5.3%)
Allstate Corp.	6,231	789,655
Comerica, Inc.	13,902	1,020,129
Goldman Sachs Group, Inc.	2,692	799,578
Intercontinental Exchange, Inc.	6,617	622,263
JPMorgan Chase & Co.	18,148	2,043,646
KeyCorp.	38,254	659,116
Morgan Stanley	29,224	2,222,777
Synchrony Financial	25,353	700,250
Wells Fargo & Co.	25,811	1,011,017

		9,868,431

HEALTH CARE (10.7%)
Abbott Laboratories	9,053	983,609
AbbVie, Inc.	19,056	2,918,617
Bristol-Myers Squibb Co.	17,534	1,350,118
Cigna Corp.	5,783	1,523,936
CVS Health Corp.	17,005	1,575,683
Eli Lilly & Co.	5,334	1,729,443

	Shares	Value
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Gilead Sciences, Inc.	16,317	$1,008,554
HCA Healthcare, Inc.	6,073	1,020,628
Johnson & Johnson	11,758	2,087,163
Pfizer, Inc.	30,924	1,621,345
UnitedHealth Group, Inc.	7,560	3,883,043

		19,702,139

INDUSTRIALS (4.8%)
Caterpillar, Inc.	4,297	768,132
Deere & Co.	3,363	1,007,118
Delta Air Lines, Inc.*	13,174	381,651
FedEx Corp.	3,876	878,728
Honeywell International, Inc.	4,809	835,852
Masco Corp.	10,971	555,132
Parker-Hannifin Corp.	3,472	854,286
Quanta Svcs., Inc.	5,563	697,266
Snap-on, Inc.	3,927	773,737
Trane Technologies PLC	6,815	885,064
Union Pacific Corp.	6,019	1,283,732

		8,920,698

INFORMATION TECHNOLOGY (16.8%)
Adobe, Inc.*	3,793	1,388,466
Apple, Inc.	63,013	8,615,137
Broadcom, Inc.	4,849	2,355,693
Fortinet, Inc.*	21,535	1,218,450
HP, Inc.	49,914	1,636,181
Lam Research Corp.	3,555	1,514,963
Micron Technology, Inc.	12,301	679,999
Microsoft Corp.	31,326	8,045,457
NetApp, Inc.	10,955	714,704
NVIDIA Corp.	10,436	1,581,993
QUALCOMM, Inc.	9,377	1,197,818
Visa, Inc. Cl A	10,420	2,051,594
		31,000,455

MATERIALS (1.8%)
Eastman Chemical Co.	7,806	700,745
Freeport-McMoRan, Inc.	27,034	791,015
LyondellBasell Industries NV Cl A	5,643	493,537
Newmont Corp.	23,020	1,373,603

		3,358,900

REAL ESTATE (1.5%)
Alexandria Real Estate Equities, Inc.	3,208	465,256
American Tower Corp.	3,697	944,916
Equinix, Inc.	1,101	723,379
Extra Space Storage, Inc.	4,258	724,371

		2,857,922

UTILITIES (0.8%)
NextEra Energy, Inc.	18,964	1,468,951

TOTAL COMMON STOCKS
(Cost: $74,353,252) 57.2%		105,732,692

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2022 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (16.1%)
U.S. Treasury Bond	AA+	1.13	05/15/40	$2,025,000	$1,409,590
U.S. Treasury Bond	AA+	1.13	08/15/40	1,100,000	759,945
U.S. Treasury Bond	AA+	1.38	11/15/40	750,000	540,146
U.S. Treasury Bond	AA+	1.75	08/15/41	1,900,000	1,445,262
U.S. Treasury Bond	AA+	1.88	02/15/41	2,000,000	1,568,516
U.S. Treasury Note	AA+	0.63	05/15/30	725,000	604,525
U.S. Treasury Note	AA+	1.13	02/15/31	450,000	386,684
U.S. Treasury Note	AA+	1.50	02/15/30	900,000	808,383
U.S. Treasury Note	AA+	1.63	08/15/29	1,750,000	1,593,320
U.S. Treasury Note	AA+	1.63	05/15/31	1,000,000	893,516
U.S. Treasury Note	AA+	1.75	01/31/29	700,000	645,395
U.S. Treasury Note	AA+	2.25	02/15/27	745,000	718,314
U.S. Treasury Note	AA+	2.25	08/15/27	2,000,000	1,921,016
U.S. Treasury Note	AA+	2.25	11/15/27	2,150,000	2,061,228
U.S. Treasury Note	AA+	2.38	05/15/27	1,400,000	1,355,266
U.S. Treasury Note	AA+	2.63	04/15/25	3,000,000	2,967,422
U.S. Treasury Note	AA+	2.63	02/15/29	1,500,000	1,460,449
U.S. Treasury Note	AA+	2.88	05/15/28	4,250,000	4,200,361
U.S. Treasury Strip	AA+	0.00	08/15/29	5,500,000	4,413,036

					29,752,374

U.S. GOVERNMENT AGENCIES (11.1%)
MORTGAGE-BACKED OBLIGATIONS (11.1%)
FHLMC	AA+	2.00	11/01/50	169,904	148,119
FHLMC	AA+	2.50	09/01/27	71,754	70,804
FHLMC	AA+	2.50	06/01/35	183,696	175,840
FHLMC	AA+	2.50	06/01/50	159,454	144,239
FHLMC	AA+	2.50	11/01/50	443,030	401,322
FHLMC	AA+	2.50	10/01/51	237,531	214,014
FHLMC	AA+	3.00	06/01/27	49,921	49,071
FHLMC	AA+	3.00	08/01/27	48,485	47,513
FHLMC	AA+	3.00	02/01/32	119,611	119,325
FHLMC	AA+	3.00	10/15/37	31	31
FHLMC	AA+	3.00	11/01/42	101,250	96,378
FHLMC	AA+	3.00	04/01/43	90,077	86,169
FHLMC	AA+	3.00	11/01/49	260,298	244,629
FHLMC	AA+	3.00	11/01/49	187,241	174,878
FHLMC	AA+	3.50	02/01/32	50,746	50,794
FHLMC	AA+	3.50	01/01/43	115,132	113,298
FHLMC	AA+	3.50	06/01/45	158,447	155,065
FHLMC	AA+	3.50	07/01/45	161,527	158,830
FHLMC	AA+	3.50	03/01/52	1,492,567	1,438,386
FHLMC	AA+	4.00	11/01/33	43,419	44,033
FHLMC	AA+	4.00	01/01/38	102,295	105,891
FHLMC	AA+	4.00	03/01/41	33,796	34,214
FHLMC	AA+	4.00	07/01/41	64,925	65,727
FHLMC	AA+	4.00	11/01/42	20,354	20,511
FHLMC	AA+	4.00	01/01/43	72,131	72,867
FHLMC	AA+	4.00	10/01/44	56,406	56,747
FHLMC	AA+	4.00	06/01/45	137,337	138,439
FHLMC	AA+	4.00	04/01/52	478,880	475,306
FHLMC	AA+	4.50	08/15/35	5,818	5,968
FHLMC	AA+	4.50	02/01/44	60,043	61,735
FHLMC	AA+	4.50	05/01/48	69,765	71,042
FHLMC	AA+	5.00	02/01/26	3,549	3,629
FHLMC	AA+	5.00	06/01/52	980,685	1,003,508
FHLMC	AA+	5.50	07/01/32	14,492	15,375

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2022 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
U.S. GOVERNMENT AGENCIES (CONTINUED)
MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
FHLMC	AA+	5.50	05/01/33	$7,391	$7,689
FHLMC	AA+	5.50	06/01/37	60,118	64,608
FHLMC ARM	AA+	1.92	10/01/51	636,919	584,252
FHLMC Strip	AA+	3.00	06/15/42	195,671	188,114
FHLMC Strip	AA+	3.00	01/15/43	67,304	63,585
FNMA	AA+	1.83	09/01/51	717,879	657,135
FNMA	AA+	2.00	11/01/35	238,277	222,696
FNMA	AA+	2.00	07/01/36	922,954	862,863
FNMA	AA+	2.00	10/01/50	150,946	131,636
FNMA	AA+	2.50	02/01/33	128,160	117,689
FNMA	AA+	2.50	06/01/35	378,571	362,383
FNMA	AA+	2.50	10/01/35	378,083	364,503
FNMA	AA+	2.50	05/01/46	230,553	209,049
FNMA	AA+	2.50	10/01/50	412,797	372,364
FNMA	AA+	2.50	12/01/50	67,273	61,306
FNMA	AA+	2.50	01/01/51	430,979	391,125
FNMA	AA+	2.50	03/01/51	942,910	858,192
FNMA	AA+	2.50	03/01/51	382,761	347,137
FNMA	AA+	2.50	04/01/51	180,474	162,772
FNMA	AA+	2.50	08/01/51	540,189	488,635
FNMA	AA+	2.50	12/01/51	388,978	350,464
FNMA	AA+	3.00	06/01/33	150,130	147,446
FNMA	AA+	3.00	09/01/33	93,592	91,924
FNMA	AA+	3.00	12/01/42	58,265	53,911
FNMA	AA+	3.00	01/01/43	254,459	243,240
FNMA	AA+	3.00	02/01/43	77,478	73,192
FNMA	AA+	3.00	03/01/43	151,296	143,773
FNMA	AA+	3.00	09/01/43	133,295	127,308
FNMA	AA+	3.00	12/01/47	25,508	23,910
FNMA	AA+	3.00	03/01/48	59,550	56,296
FNMA	AA+	3.00	03/01/50	70,914	66,247
FNMA	AA+	3.00	09/01/50	285,827	266,996
FNMA	AA+	3.00	01/01/52	595,298	555,554
FNMA	AA+	3.50	08/01/38	96,723	95,176
FNMA	AA+	3.50	10/01/41	66,051	64,320
FNMA	AA+	3.50	11/01/41	93,654	92,038
FNMA	AA+	3.50	12/01/41	78,578	76,414
FNMA	AA+	3.50	04/01/42	180,557	177,448
FNMA	AA+	3.50	04/01/42	102,746	99,809
FNMA	AA+	3.50	08/01/42	109,710	107,821
FNMA	AA+	3.50	08/01/43	132,763	130,005
FNMA	AA+	3.50	08/01/43	161,842	159,055
FNMA	AA+	3.50	01/01/44	13,659	13,090
FNMA	AA+	3.50	04/01/45	126,386	124,000
FNMA	AA+	3.50	09/01/47	64,217	62,800
FNMA	AA+	4.00	01/01/31	50,969	51,828
FNMA	AA+	4.00	07/01/40	79,959	80,865
FNMA	AA+	4.00	11/01/40	34,401	34,791
FNMA	AA+	4.00	05/01/41	30,488	30,072
FNMA	AA+	4.00	11/01/45	87,147	87,337
FNMA	AA+	4.00	02/01/47	74,328	74,837
FNMA	AA+	4.00	04/01/49	291,650	291,904
FNMA	AA+	4.00	03/01/50	302,638	300,257
FNMA	AA+	4.00	07/01/56	305,798	305,694
FNMA	AA+	4.50	05/01/30	15,652	15,844
FNMA	AA+	4.50	06/01/34	19,709	19,884

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2022 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
U.S. GOVERNMENT AGENCIES (CONTINUED)
MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
FNMA	AA+	4.50	08/01/35	$10,453	$10,620
FNMA	AA+	4.50	05/01/39	22,047	22,755
FNMA	AA+	4.50	05/01/39	34,426	35,534
FNMA	AA+	4.50	05/01/40	38,347	37,807
FNMA	AA+	4.50	10/01/40	166,225	171,108
FNMA	AA+	4.50	11/01/47	30,442	30,912
FNMA	AA+	4.50	11/01/47	54,166	55,911
FNMA	AA+	4.50	05/01/50	404,835	407,828
FNMA	AA+	5.00	06/01/33	21,735	22,836
FNMA	AA+	5.00	10/01/33	23,899	25,123
FNMA	AA+	5.00	11/01/33	14,968	15,734
FNMA	AA+	5.00	11/01/33	66,713	70,120
FNMA	AA+	5.00	03/01/34	8,143	8,562
FNMA	AA+	5.00	04/01/34	14,053	14,581
FNMA	AA+	5.00	09/01/35	7,384	7,769
FNMA	AA+	5.00	11/25/35	29,946	31,144
FNMA	AA+	5.00	08/01/37	63,452	66,864
FNMA	AA+	5.00	05/01/39	29,342	30,405
FNMA	AA+	5.00	06/01/40	10,852	11,420
FNMA	AA+	5.00	05/01/52	420,285	430,132
FNMA	AA+	5.00	06/01/52	499,759	511,143
FNMA	AA+	5.50	03/01/34	4,233	4,401
FNMA	AA+	5.50	05/01/34	42,834	45,896
FNMA	AA+	5.50	07/01/34	23,961	25,156
FNMA	AA+	5.50	09/01/34	6,809	7,148
FNMA	AA+	5.50	10/01/34	15,260	16,331
FNMA	AA+	5.50	02/01/35	18,754	20,031
FNMA	AA+	5.50	02/01/35	15,822	16,966
FNMA	AA+	5.50	08/01/35	5,085	5,327
FNMA	AA+	5.50	08/01/37	3,191	3,414
FNMA	AA+	5.50	06/01/48	6,845	7,046
FNMA	AA+	6.00	05/01/32	4,647	5,066
FNMA	AA+	6.00	04/01/33	18,320	19,271
FNMA	AA+	6.00	05/01/33	8,387	8,816
FNMA	AA+	6.00	06/01/34	7,046	7,459
FNMA	AA+	6.00	09/01/34	1,972	2,072
FNMA	AA+	6.00	10/01/34	15,179	15,973
FNMA	AA+	6.00	01/01/37	11,963	13,100
FNMA	AA+	6.00	04/01/37	1,770	1,842
FNMA	AA+	6.00	05/01/37	2,782	2,903
FNMA	AA+	6.00	10/25/44	49,542	51,698
FNMA	AA+	6.00	12/25/49	13,132	13,838
FNMA	AA+	6.50	05/01/32	18,394	19,297
FNMA	AA+	6.50	07/01/34	8,255	8,751
FNMA	AA+	6.50	05/01/37	17,121	17,595
FNMA	AA+	7.00	04/01/32	1,305	1,357
FNMA	AA+	7.50	06/01/31	2,263	2,401
FNMA	AA+	7.50	02/01/32	2,397	2,572
FNMA	AA+	7.50	06/01/32	1,468	1,611
FNMA	AA+	8.00	04/01/32	1,205	1,237
FNMA Strip	AA+	3.00	08/25/42	61,389	58,044
FRESB Multifamily Mortgage	AA+	2.37	10/25/26	66,581	63,458
GNMA(3)	AA+	3.00	07/15/46	204,391	194,035
GNMA(3)	AA+	4.00	08/15/41	59,978	61,459
GNMA(3)	AA+	4.00	01/15/42	142,992	146,513
GNMA(3)	AA+	4.00	08/20/42	43,688	44,526

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2022 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
U.S. GOVERNMENT AGENCIES (CONTINUED)
MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
GNMA(3)	AA+	4.50	04/20/31	$36,840	$37,844
GNMA(3)	AA+	4.50	10/15/40	64,808	68,786
GNMA(3)	AA+	4.50	10/20/43	114,809	119,737
GNMA(3)	AA+	5.00	06/20/39	50,720	52,881
GNMA(3)	AA+	6.50	04/15/31	1,428	1,499
GNMA(3)	AA+	6.50	10/15/31	985	1,064
GNMA(3)	AA+	6.50	12/15/31	674	708
GNMA(3)	AA+	6.50	05/15/32	3,434	3,607
GNMA(3)	AA+	7.00	05/15/31	1,095	1,180
GNMA(3)	AA+	7.00	05/15/32	535	544

					20,499,748

CORPORATE DEBT (7.8%)
COMMUNICATION SERVICES (0.5%)
AT&T, Inc.	BBB	2.75	06/01/31	290,000	250,417
Comcast Corp.	A-	3.40	04/01/30	300,000	281,483
Verizon Communications, Inc.	BBB+	4.02	12/03/29	415,000	401,936

					933,836

CONSUMER DISCRETIONARY (1.5%)
Amazon.com, Inc.	AA	1.20	06/03/27	65,000	57,834
Amazon.com, Inc.	AA	5.20	12/03/25	300,000	314,767
AutoZone, Inc.	BBB	3.25	04/15/25	200,000	196,207
AutoZone, Inc.	BBB	3.75	04/18/29	65,000	61,408
Best Buy Co., Inc.	BBB+	1.95	10/01/30	250,000	198,567
Brunswick Corp.	BBB-	2.40	08/18/31	275,000	203,501
Dick’s Sporting Goods, Inc.	BBB	3.15	01/15/32	155,000	122,462
Dollar General Corp.	BBB	3.25	04/15/23	300,000	298,523
Harman International Industries, Inc.	A-	4.15	05/15/25	300,000	301,473
Kohl’s Corp.	BBB-	3.25	02/01/23	250,000	248,826
Lowe’s Cos., Inc.	BBB+	4.00	04/15/25	150,000	150,495
Mattel, Inc.	BB-	3.15	03/15/23	350,000	344,750
O’Reilly Automotive, Inc.	BBB	3.80	09/01/22	300,000	300,357

					2,799,170

CONSUMER STAPLES (0.2%)
Bunge Ltd. Finance Corp.	BBB	2.75	05/14/31	115,000	94,919
Hormel Foods Corp.	A	1.80	06/11/30	140,000	117,381
Sysco Corp.	BBB	3.75	10/01/25	100,000	99,180

					311,480

ENERGY (0.1%)
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	BBB-	5.50	03/01/30	120,000	114,502

FINANCIALS (2.5%)
Aflac, Inc.	A-	1.13	03/15/26	165,000	148,866
Allstate Corp.	A-	0.75	12/15/25	350,000	314,976
American Express Co.	BBB	3.63	12/05/24	250,000	248,540
Bank of America Corp.	A-	3.37	01/23/26	165,000	159,801
Bank of America Corp.	BBB+	3.95	04/21/25	300,000	295,891
Block Financial LLC	BBB	5.25	10/01/25	350,000	355,902
Capital One Financial Corp.	BBB	4.93	05/10/28	115,000	113,894
Citigroup, Inc.	BBB+	3.79	03/17/33	195,000	175,694
Citizens Financial Group, Inc.	BBB	3.75	07/01/24	250,000	246,216
Citizens Financial Group, Inc.	BBB	4.35	08/01/25	100,000	99,207
Fairfax U.S., Inc.†	BBB	4.88	08/13/24	250,000	249,338
Fifth Third Bancorp	BBB	4.30	01/16/24	300,000	301,327

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2022 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
FINANCIALS (CONTINUED)
JPMorgan Chase & Co.	A-	1.47	09/22/27	$350,000	$306,971
Kemper Corp.	BBB	3.80	02/23/32	165,000	145,790
Lincoln National Corp.	A-	4.00	09/01/23	250,000	251,306
Mercury General Corp.	BBB	4.40	03/15/27	125,000	122,112
Signet UK Finance PLC	BB-	4.70	06/15/24	250,000	241,250
Synchrony Financial	BBB-	3.70	08/04/26	400,000	370,356
Unum Group	BBB	4.00	03/15/24	150,000	149,962
Voya Financial, Inc.	BBB+	3.65	06/15/26	250,000	242,018
Wells Fargo & Co.	BBB+	3.53	03/24/28	115,000	108,922

					4,648,339

HEALTH CARE (0.7%)
AbbVie, Inc.	BBB+	4.25	11/14/28	175,000	173,319
Baxter International, Inc.	BBB	2.54	02/01/32	100,000	84,416
CVS Health Corp.	BBB	3.75	04/01/30	389,000	363,854
Elevance Health, Inc.	A	2.88	09/15/29	255,000	229,733
Merck & Co., Inc.	A+	2.15	12/10/31	165,000	141,930
Thermo Fisher Scientific, Inc.	A-	2.00	10/15/31	375,000	314,395

					1,307,647

INDUSTRIALS (0.5%)
Boeing Co.	BBB-	4.88	05/01/25	180,000	179,335
Deere & Co.	A	2.75	04/15/25	200,000	195,625
General Dynamics Corp.	A-	3.25	04/01/25	150,000	148,755
JB Hunt Transport Svcs., Inc.	BBB+	3.30	08/15/22	200,000	199,990
Verisk Analytics, Inc.	BBB	4.00	06/15/25	175,000	173,592

					897,297

INFORMATION TECHNOLOGY (1.0%)
Apple, Inc.	AA+	2.05	09/11/26	200,000	188,301
Applied Materials, Inc.	A	3.90	10/01/25	350,000	352,185
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	300,000	301,132
Intel Corp.	A+	3.40	03/25/25	135,000	134,781
Mastercard, Inc.	A+	3.30	03/26/27	300,000	294,786
PayPal Hldgs., Inc.	A-	2.65	10/01/26	350,000	331,894
QUALCOMM, Inc.	A	4.25	05/20/32	65,000	66,170
Teledyne Technologies, Inc.	BBB	2.75	04/01/31	250,000	208,986

					1,878,235

MATERIALS (0.4%)
AptarGroup, Inc.	BBB-	3.60	03/15/32	165,000	146,352
Eagle Materials, Inc.	BBB	2.50	07/01/31	200,000	157,959
Sherwin-Williams Co.	BBB	3.95	01/15/26	350,000	346,703
Southern Copper Corp.	BBB+	3.50	11/08/22	100,000	99,952
					750,966
REAL ESTATE (0.2%)
Boston Properties LP	BBB+	3.25	01/30/31	300,000	257,312
Duke Realty LP	BBB+	1.75	07/01/30	140,000	114,505

					371,817

UTILITIES (0.2%)
National Fuel Gas Co.	BBB-	5.20	07/15/25	100,000	101,237
NextEra Energy Capital Hldgs., Inc.	BBB+	3.55	05/01/27	180,000	173,777
Southern Co.	BBB	3.25	07/01/26	50,000	47,846

					322,860

TOTAL CORPORATE DEBT					14,336,149

TOTAL LONG-TERM DEBT SECURITIES (Cost: $69,836,442) 35.0%					64,588,271

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2022 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value

SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (5.7%)
U.S. Treasury Bill	A-1+	0.83	07/07/22	$1,500,000	$1,499,792
U.S. Treasury Bill	A-1+	0.95	07/14/22	1,000,000	999,658
U.S. Treasury Bill	A-1+	0.96	07/05/22	6,100,000	6,099,352
U.S. Treasury Bill	A-1+	1.05	07/12/22	2,000,000	1,999,358

					10,598,160

COMMERCIAL PAPER (0.8%)
Travelers Corp.†	A-1	1.53	07/01/22	1,500,000	1,500,000

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $12,098,160) 6.5%					12,098,160

		Rate(%)	Maturity	Face Amount	Value

TEMPORARY CASH INVESTMENT (1.8%)
JP Morgan Chase, New York Time Deposit		0.91	07/01/22	$3,271,481	$3,271,481

TOTAL TEMPORARY CASH INVESTMENT (Cost: $3,271,481) 1.8%					3,271,481

TOTAL INVESTMENTS (Cost: $159,559,335) 100.5%					185,690,604

OTHER NET ASSETS -0.5%					(915,134)

NET ASSETS 100.0%					$184,775,470

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS:
AUSTRALIA (5.4%)
CONSUMER DISCRETIONARY (0.3%)
Aristocrat Leisure Ltd.	148,678	$3,535,947

CONSUMER STAPLES (0.3%)
Woolworths Group Ltd.	115,935	2,847,222

ENERGY (0.2%)
Woodside Energy Group Ltd.*	67,885	1,491,796
Woodside Energy Group Ltd.*	58,606	1,241,131

		2,732,927

FINANCIALS (1.6%)
Australia & New Zealand Banking Group Ltd.	294,783	4,489,104
National Australia Bank Ltd.	292,444	5,544,766
Suncorp Group Ltd.	1,047,121	7,983,923

		18,017,793

HEALTH CARE (0.6%)
Sonic Healthcare Ltd.	289,941	6,607,750

INDUSTRIALS (0.8%)
Aurizon Hldgs. Ltd.	3,257,215	8,565,336

INFORMATION TECHNOLOGY (0.1%)
WiseTech Global Ltd.	47,887	1,255,523

MATERIALS (1.5%)
BHP Group Ltd.	569,906	16,316,105

TOTAL AUSTRALIA		59,878,603

AUSTRIA (0.9%)
ENERGY (0.6%)
OMV AG	142,823	6,717,074

FINANCIALS (0.1%)
Raiffeisen Bank International AG	118,348	1,293,014

MATERIALS (0.2%)
voestalpine AG	81,087	1,733,011

TOTAL AUSTRIA		9,743,099

DENMARK (3.4%)
CONSUMER DISCRETIONARY (0.6%)
Pandora A/S	104,455	6,636,333

FINANCIALS (0.3%)
Danske Bank A/S	231,038	3,288,321

HEALTH CARE (1.8%)
Novo Nordisk A/S Cl B	173,229	19,211,646

INDUSTRIALS (0.7%)
AP Moller - Maersk A/S Cl B	3,118	7,319,862

TOTAL DENMARK		36,456,162

FINLAND (1.8%)
FINANCIALS (0.7%)
Nordea Bank Abp	837,405	7,396,189

INFORMATION TECHNOLOGY (0.7%)
Nokia OYJ	1,641,814	7,609,894

	Shares	Value
COMMON STOCKS (CONTINUED):
FINLAND (CONTINUED)
UTILITIES (0.4%)
Fortum OYJ	319,753	$4,833,023

TOTAL FINLAND		19,839,106

FRANCE (11.4%)
COMMUNICATION SERVICES (1.3%)
Orange S.A.	607,049	7,153,207
Publicis Groupe S.A.*	132,464	6,514,651

		13,667,858

CONSUMER DISCRETIONARY (2.2%)
Faurecia SE*	168,109	3,368,968
Hermes International	2,401	2,702,153
La Francaise des Jeux SAEM†	84,953	2,949,931
LVMH Moet Hennessy Louis Vuitton SE	23,922	14,661,268

		23,682,320

CONSUMER STAPLES (1.6%)
Carrefour S.A.	484,381	8,598,397
L’Oreal S.A.	26,411	9,170,046

		17,768,443

ENERGY (0.6%)
TotalEnergies SE	119,344	6,281,906

FINANCIALS (1.8%)
AXA S.A.	197,246	4,505,403
BNP Paribas S.A.	185,535	8,874,505
Societe Generale S.A.	285,013	6,301,555

		19,681,463

HEALTH CARE (1.3%)
Sanofi	137,935	13,910,202

INDUSTRIALS (1.9%)
Bouygues S.A.	230,949	7,127,899
Cie de Saint-Gobain	148,602	6,420,980
Eiffage S.A.	84,057	7,603,797

		21,152,676

INFORMATION TECHNOLOGY (0.2%)
Dassault Systemes SE	58,195	2,155,593

UTILITIES (0.5%)
Engie S.A.	497,431	5,759,735

TOTAL FRANCE		124,060,196

GERMANY (5.8%)
COMMUNICATION SERVICES (0.7%)
Deutsche Telekom AG	359,340	7,147,007

CONSUMER DISCRETIONARY (1.4%)
Bayerische Motoren Werke AG	95,399	7,395,389
Mercedes-Benz Group AG	129,775	7,537,119

		14,932,508

HEALTH CARE (0.6%)
Merck KGaA	39,983	6,781,969

INDUSTRIALS (0.7%)
Deutsche Post AG	195,129	7,367,321

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS (CONTINUED):
GERMANY (CONTINUED)
INFORMATION TECHNOLOGY (0.9%)
SAP SE	107,653	$9,812,621

MATERIALS (0.5%)
Covestro AG†	139,031	4,831,147
HeidelbergCement AG	29,223	1,410,925

		6,242,072

REAL ESTATE (0.4%)
LEG Immobilien SE	59,485	4,950,438

UTILITIES (0.6%)
E.ON SE	770,617	6,490,966

TOTAL GERMANY		63,724,902

HONG KONG (2.0%)
INDUSTRIALS (0.8%)
CK Hutchison Hldgs. Ltd.	1,378,500	9,352,043

REAL ESTATE (1.2%)
Henderson Land Development Co. Ltd.	1,963,000	7,377,925
Sun Hung Kai Properties Ltd.	447,000	5,292,676

		12,670,601

TOTAL HONG KONG		22,022,644

ISRAEL (0.9%)
INFORMATION TECHNOLOGY (0.9%)
Check Point Software Technologies Ltd.*	76,150	9,273,547

ITALY (1.0%)
COMMUNICATION SERVICES (0.3%)
Telecom Italia SpA*	11,674,969	3,061,265

FINANCIALS (0.7%)
Assicurazioni Generali SpA	118,590	1,894,211
Poste Italiane SpA†	610,040	5,707,826

		7,602,037

TOTAL ITALY		10,663,302

JAPAN (18.9%)
COMMUNICATION SERVICES (1.0%)
Nintendo Co. Ltd.	25,300	10,878,424

CONSUMER DISCRETIONARY (3.1%)
Aisin Corp.	218,300	6,755,351
Honda Motor Co. Ltd.	376,400	9,073,747
Iida Group Hldgs. Co. Ltd.	349,900	5,370,804
Toyota Motor Corp.	197,700	3,049,812
Yamaha Motor Co. Ltd.	309,200	5,676,719
ZOZO, Inc.	250,400	4,529,580

		34,456,013

CONSUMER STAPLES (1.4%)
Japan Tobacco, Inc.	457,400	7,924,727
Suntory Beverage & Food Ltd.	204,300	7,713,559

		15,638,286

	Shares	Value
COMMON STOCKS (CONTINUED):
JAPAN (CONTINUED)
ENERGY (0.9%)
ENEOS Hldgs., Inc.	2,183,600	$8,214,922
Inpex Corp.	135,300	1,450,187

		9,665,109

FINANCIALS (2.5%)
Dai-ichi Life Hldgs., Inc.	383,200	7,086,128
Daiwa Securities Group, Inc.	1,465,700	6,561,654
Japan Post Insurance Co. Ltd.	505,000	8,080,891
Mitsubishi UFJ Financial Group, Inc.	1,000,200	5,350,136

		27,078,809

HEALTH CARE (1.3%)
Otsuka Hldgs. Co. Ltd.	104,600	3,733,188
Takeda Pharmaceutical Co. Ltd.	400,600	11,250,121

		14,983,309

INDUSTRIALS (5.6%)
AGC, Inc.	167,500	5,884,478
ITOCHU Corp.	340,400	9,181,609
Marubeni Corp.	960,200	8,612,928
Mitsubishi Corp.	326,800	9,730,695
Mitsui & Co. Ltd.	437,700	9,616,483
Nippon Yusen KK	124,600	8,541,618
Sumitomo Corp.	613,300	8,335,327
Yamato Hldgs. Co. Ltd.	57,300	916,812

		60,819,950

INFORMATION TECHNOLOGY (2.5%)
Brother Industries Ltd.	410,700	7,224,689
Canon, Inc.	402,900	9,128,589
Keyence Corp.	13,472	4,619,213
Seiko Epson Corp.	469,400	6,639,371

		27,611,862

MATERIALS (0.6%)
Sumitomo Chemical Co. Ltd.	1,687,100	6,601,583

TOTAL JAPAN		207,733,345

LUXEMBOURG (0.9%)
MATERIALS (0.5%)
ArcelorMittal S.A.	257,349	5,771,150

REAL ESTATE (0.4%)
Aroundtown S.A.	1,255,065	4,014,199

TOTAL LUXEMBOURG		9,785,349

NETHERLANDS (4.0%)
CONSUMER STAPLES (0.7%)
Koninklijke Ahold Delhaize N.V.	298,951	7,781,401

FINANCIALS (0.7%)
ING Groep N.V.	818,949	8,067,963

INDUSTRIALS (1.0%)
Wolters Kluwer N.V.	111,882	10,843,378

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS (CONTINUED):
NETHERLANDS (CONTINUED)
INFORMATION TECHNOLOGY (1.6%)
ASML Hldg. N.V.	36,239	$17,120,678

TOTAL NETHERLANDS		43,813,420

NORWAY (0.5%)
ENERGY (0.3%)
Aker BP ASA*	81,223	2,589,583

FINANCIALS (0.2%)
Gjensidige Forsikring ASA	87,239	1,776,063

TOTAL NORWAY		4,365,646

PORTUGAL (0.7%)
CONSUMER STAPLES (0.7%)
Jeronimo Martins SGPS S.A.	361,921	7,845,852

SPAIN (2.8%)
COMMUNICATION SERVICES (1.0%)
Telefonica S.A.	2,222,895	11,349,070

CONSUMER DISCRETIONARY (0.2%)
Industria de Diseno Textil S.A.	88,596	2,013,386

FINANCIALS (0.7%)
Banco Bilbao Vizcaya Argentaria S.A.	592,000	2,689,208
Banco Santander S.A.	1,409,869	3,989,106

		6,678,314

UTILITIES (0.9%)
Red Electrica Corp. S.A.	506,195	9,582,059

TOTAL SPAIN		29,622,829

SWEDEN (0.7%)
CONSUMER DISCRETIONARY (0.5%)
H & M Hennes & Mauritz AB Cl B	466,679	5,600,590

ENERGY (0.0%) (2)
Lundin Energy AB	85,410	58,067

FINANCIALS (0.2%)
Svenska Handelsbanken AB Cl A	281,369	2,414,903

TOTAL SWEDEN		8,073,560

SWITZERLAND (9.7%)
CONSUMER DISCRETIONARY (1.5%)
Cie Financiere Richemont S.A. Cl A	86,482	9,303,254
Swatch Group AG	28,795	6,840,639

		16,143,893

CONSUMER STAPLES (1.5%)
Nestle S.A.	135,000	15,779,475

FINANCIALS (1.8%)
Partners Group Hldg. AG	3,973	3,588,380
UBS Group AG	657,160	10,625,241
Zurich Insurance Group AG	12,375	5,396,974

		19,610,595

HEALTH CARE (4.9%)
Novartis AG	250,311	21,223,748

	Shares	Value
COMMON STOCKS (CONTINUED):
SWITZERLAND (CONTINUED)
HEALTH CARE (CONTINUED)
Roche Hldg. AG	63,929	$21,373,694
Sonova Hldg. AG	30,483	9,742,826

		52,340,268

TOTAL SWITZERLAND		103,874,231

UNITED KINGDOM (14.1%)
COMMUNICATION SERVICES (1.4%)
Vodafone Group PLC	7,092,690	11,026,559
WPP PLC	469,828	4,745,070

		15,771,629

CONSUMER DISCRETIONARY (1.2%)
Barratt Developments PLC	294,798	1,648,730
Burberry Group PLC	295,336	5,923,903
Persimmon PLC	231,114	5,257,418

		12,830,051

CONSUMER STAPLES (2.8%)
British American Tobacco PLC	367,971	15,770,218
Imperial Brands PLC	438,962	9,825,749
J Sainsbury PLC	2,149,145	5,347,616

		30,943,583

ENERGY (1.5%)
Shell PLC	636,477	16,572,908

FINANCIALS (2.8%)
3i Group PLC	343,652	4,657,034
Barclays PLC	4,106,747	7,678,182
Direct Line Insurance Group PLC	1,406,843	4,317,509
Lloyds Banking Group PLC	16,302,538	8,386,383
NatWest Group PLC	2,106,401	5,605,818

		30,644,926

HEALTH CARE (0.8%)
GSK PLC	425,895	9,177,211

INDUSTRIALS (2.2%)
BAE Systems PLC	1,250,113	12,654,057
RELX PLC	399,940	10,857,131

		23,511,188

MATERIALS (1.4%)
Anglo American PLC	247,566	8,848,676
Rio Tinto PLC	102,650	6,136,091

		14,984,767

TOTAL UNITED KINGDOM		154,436,263

UNITED STATES (6.6%)
FINANCIALS (6.6%)
iShares Core MSCI Emerging Markets ETF	616,570	30,248,924
iShares MSCI Emerging Markets ex China ETF	200,000	9,552,000
Vanguard FTSE Emerging Markets ETF	769,298	32,041,262

		71,842,186

TOTAL COMMON STOCKS
(Cost: $1,198,551,717) 91.5%		997,054,242

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2022 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
UNITED STATES (0.3%)
U.S. GOVERNMENT (0.3%)
U.S. Treasury Bill (1)	A-1+	0.82	08/02/22	$3,000,000	$2,997,826

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $2,997,826) 0.3%					2,997,826

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (5.7%)
BBVA, Madrid Time Deposit		(0.78)	07/01/22	EUR 899	$942
BNP Paribas, Paris Time Deposit		(0.73)	07/01/22	DKK 1,338	189
BNP Paribas, Paris Time Deposit		0.52	07/01/22	GBP 87,152	106,073
Royal Bank of Canada, Toronto Time Deposit		0.91	07/01/22	USD 61,802,320	61,802,320

					61,909,524

TOTAL TEMPORARY CASH INVESTMENT (Cost: $61,909,524) 5.7%					61,909,524

TOTAL INVESTMENTS (Cost: $1,263,459,067) 97.5%					1,061,961,592

OTHER NET ASSETS 2.5%					26,926,333

NET ASSETS 100.0%					$1,088,887,925

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — CATHOLIC VALUES INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2022 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (8.8%)
Activision Blizzard, Inc.	94	$7,319
Alphabet, Inc. Cl A*	37	80,633
Alphabet, Inc. Cl C*	34	74,373
AT&T, Inc.	863	18,089
Charter Communications, Inc. Cl A*	14	6,559
Comcast Corp. Cl A	539	21,150
DISH Network Corp. Cl A*	30	538
Electronic Arts, Inc.	34	4,136
Fox Corp. Cl A	38	1,222
Fox Corp. Cl B	17	505
Interpublic Group of Cos., Inc.	47	1,294
Lumen Technologies, Inc.	112	1,222
Match Group, Inc.*	34	2,370
Meta Platforms, Inc. Cl A*	277	44,666
Netflix, Inc.*	53	9,268
News Corp. Cl A	47	732
News Corp. Cl B	14	223
Omnicom Group, Inc.	25	1,590
Paramount Global Cl B	73	1,802
Take-Two Interactive Software, Inc.*	19	2,328
T-Mobile US, Inc.*	71	9,552
Twitter, Inc.*	92	3,440
Verizon Communications, Inc.	507	25,730
Walt Disney Co.*	220	20,768
Warner Bros Discovery, Inc.*	267	3,583

		343,092

CONSUMER DISCRETIONARY (10.6%)
Advance Auto Parts, Inc.	7	1,212
Amazon.com, Inc.*	1,070	113,645
Aptiv PLC*	33	2,939
AutoZone, Inc.*	3	6,447
Bath & Body Works, Inc.	29	781
Best Buy Co., Inc.	25	1,630
Booking Hldgs., Inc.*	5	8,745
BorgWarner, Inc.	29	968
CarMax, Inc.*	19	1,719
Carnival Corp.*	99	856
Chipotle Mexican Grill, Inc. Cl A*	4	5,229
Darden Restaurants, Inc.	15	1,697
Dollar General Corp.	28	6,872
Dollar Tree, Inc.*	27	4,208
Domino’s Pizza, Inc.	4	1,559
DR Horton, Inc.	39	2,581
eBay, Inc.	68	2,834
Etsy, Inc.*	15	1,098
Expedia Group, Inc.*	18	1,707
Ford Motor Co.	480	5,342
Garmin Ltd.	18	1,769
General Motors Co.*	178	5,653
Genuine Parts Co.	17	2,261
Hasbro, Inc.	15	1,228
Hilton Worldwide Hldgs., Inc.	34	3,789

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
CONSUMER DISCRETIONARY (CONTINUED)
Home Depot, Inc.	126	$34,558
Las Vegas Sands Corp.*	42	1,411
Lennar Corp. Cl A	32	2,258
LKQ Corp.	32	1,571
Lowe’s Cos., Inc.	81	14,148
Marriott International, Inc. Cl A	33	4,488
McDonald’s Corp.	91	22,466
Mohawk Industries, Inc.*	6	745
NIKE, Inc. Cl B	154	15,739
Norwegian Cruise Line Hldgs. Ltd.*	51	567
NVR, Inc.*	1	4,004
O’Reilly Automotive, Inc.*	8	5,054
Penn National Gaming, Inc.*	20	608
Pool Corp.	4	1,405
PulteGroup, Inc.	29	1,149
PVH Corp.	8	455
Ralph Lauren Corp. Cl A	5	448
Ross Stores, Inc.	43	3,020
Starbucks Corp.	140	10,695
Tapestry, Inc.	31	946
Target Corp.	56	7,909
Tesla, Inc.*	103	69,362
TJX Cos., Inc.	143	7,987
Tractor Supply Co.	13	2,520
Ulta Beauty, Inc.*	6	2,313
VF Corp.	39	1,723
Whirlpool Corp.	7	1,084
Wynn Resorts Ltd.*	12	684
Yum! Brands, Inc.	35	3,973

		410,059

CONSUMER STAPLES (6.8%)
Altria Group, Inc.	319	13,325
Archer-Daniels-Midland Co.	99	7,682
Brown-Forman Corp. Cl B	32	2,245
Campbell Soup Co.	35	1,682
Clorox Co.	21	2,961
Coca-Cola Co.	688	43,282
Colgate-Palmolive Co.	148	11,861
Conagra Brands, Inc.	84	2,876
Constellation Brands, Inc. Cl A	28	6,526
Costco Wholesale Corp.	78	37,384
Estee Lauder Cos., Inc. Cl A	40	10,187
General Mills, Inc.	106	7,998
Hormel Foods Corp.	49	2,321
JM Smucker Co.	19	2,432
Kellogg Co.	45	3,210
Kimberly-Clark Corp.	59	7,974
Kraft Heinz Co.	125	4,767
Kroger Co.	116	5,490
Lamb Weston Hldgs., Inc.	25	1,787
McCormick & Co., Inc.	44	3,663
Molson Coors Beverage Co. Cl B	33	1,799
Monster Beverage Corp.*	66	6,118

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — CATHOLIC VALUES INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
CONSUMER STAPLES (CONTINUED)
Procter & Gamble Co.	423	$60,823
Sysco Corp.	89	7,539
Tyson Foods, Inc. Cl A	51	4,389
Walgreens Boots Alliance, Inc.	126	4,775

		265,096

ENERGY (4.3%)
APA Corp.	41	1,431
Baker Hughes Co. Cl A	112	3,233
Chevron Corp.	236	34,168
ConocoPhillips	155	13,920
Coterra Energy, Inc.	97	2,502
Devon Energy Corp.	74	4,078
Diamondback Energy, Inc.	20	2,423
EOG Resources, Inc.	70	7,731
Exxon Mobil Corp.	506	43,334
Halliburton Co.	108	3,387
Hess Corp.	33	3,496
Kinder Morgan, Inc.	235	3,939
Marathon Oil Corp.	85	1,911
Marathon Petroleum Corp.	65	5,344
Occidental Petroleum Corp.	107	6,300
ONEOK, Inc.	53	2,941
Phillips 66	58	4,755
Pioneer Natural Resources Co.	27	6,023
Schlumberger NV	169	6,043
Valero Energy Corp.	49	5,208
Williams Cos., Inc.	146	4,557

		166,724

FINANCIALS (12.3%)
Aflac, Inc.	71	3,928
Allstate Corp.	33	4,182
American Express Co.	74	10,258
American International Group, Inc.	95	4,857
Ameriprise Financial, Inc.	13	3,090
Aon PLC Cl A	25	6,742
Arthur J. Gallagher & Co.	25	4,076
Assurant, Inc.	6	1,037
Bank of America Corp.	852	26,523
Bank of New York Mellon Corp.	89	3,712
Berkshire Hathaway, Inc. Cl B*	218	59,518
BlackRock, Inc. Cl A	17	10,354
Brown & Brown, Inc.	28	1,634
Capital One Financial Corp.	47	4,897
Cboe Global Markets, Inc.	12	1,358
Charles Schwab Corp.	181	11,436
Chubb Ltd.	51	10,026
Cincinnati Financial Corp.	18	2,142
Citigroup, Inc.	233	10,716
Citizens Financial Group, Inc.	59	2,106
CME Group, Inc. Cl A	43	8,802
Comerica, Inc.	15	1,101
Discover Financial Svcs.	34	3,216
Everest Re Group Ltd.	4	1,121

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
FactSet Research Systems, Inc.	4	$1,538
Fifth Third Bancorp	83	2,789
First Republic Bank	21	3,028
Franklin Resources, Inc.	33	769
Global X S&P 500 Catholic Values ETF	1,402	64,380
Globe Life, Inc.	11	1,072
Goldman Sachs Group, Inc.	41	12,178
Hartford Financial Svcs. Group, Inc.	40	2,617
Huntington Bancshares, Inc.	173	2,081
Intercontinental Exchange, Inc.	67	6,301
Invesco Ltd.	41	661
JPMorgan Chase & Co.	353	39,751
KeyCorp.	112	1,930
Lincoln National Corp.	20	935
Loews Corp.	23	1,363
M&T Bank Corp.	21	3,347
MarketAxess Hldgs., Inc.	4	1,024
Marsh & McLennan Cos., Inc.	61	9,470
MetLife, Inc.	84	5,274
Moody’s Corp.	19	5,167
Morgan Stanley	168	12,778
MSCI, Inc. Cl A	10	4,122
Nasdaq, Inc.	14	2,136
Northern Trust Corp.	25	2,412
PNC Financial Svcs. Group, Inc.	50	7,889
Principal Financial Group, Inc.	29	1,937
Progressive Corp.	70	8,139
Prudential Financial, Inc.	45	4,306
Raymond James Financial, Inc.	23	2,056
Regions Financial Corp.	113	2,119
S&P Global, Inc.	42	14,157
Signature Bank	7	1,254
State Street Corp.	44	2,713
SVB Financial Group*	7	2,765
Synchrony Financial	60	1,657
T. Rowe Price Group, Inc.	27	3,067
Travelers Cos., Inc.	29	4,905
Truist Financial Corp.	160	7,589
U.S. Bancorp	163	7,501
Wells Fargo & Co.	455	17,822
Willis Towers Watson PLC	14	2,763
WR Berkley Corp.	25	1,706
Zions Bancorp N.A.	18	916

		479,216

HEALTH CARE (14.6%)
ABIOMED, Inc.*	18	4,455
Align Technology, Inc.*	29	6,863
AmerisourceBergen Corp. Cl A	60	8,489
Baxter International, Inc.	201	12,910
Boston Scientific Corp.*	572	21,319
Cardinal Health, Inc.	109	5,697
Cigna Corp.	127	33,467
CVS Health Corp.	524	48,554

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — CATHOLIC VALUES INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
DaVita, Inc.*	24	$1,919
DENTSPLY SIRONA, Inc.	86	3,073
Dexcom, Inc.*	157	11,701
Edwards Lifesciences Corp.*	249	23,677
Elevance Health, Inc.	97	46,810
Gilead Sciences, Inc.	502	31,029
Henry Schein, Inc.*	55	4,221
Hologic, Inc.*	100	6,930
Humana, Inc.	51	23,872
IDEXX Laboratories, Inc.*	34	11,925
Incyte Corp.*	75	5,698
Intuitive Surgical, Inc.*	144	28,902
IQVIA Hldgs., Inc.*	76	16,491
Laboratory Corp. of America Hldgs.	37	8,671
McKesson Corp.	58	18,920
Medtronic PLC	536	48,106
Mettler-Toledo International, Inc.*	9	10,339
Molina Healthcare, Inc.*	23	6,431
Quest Diagnostics, Inc.	47	6,250
ResMed, Inc.	59	12,368
STERIS PLC	40	8,246
Stryker Corp.	135	26,856
Teleflex, Inc.	19	4,671
Waters Corp.*	24	7,944
West Pharmaceutical Svcs., Inc.	30	9,071
Zimmer Biomet Hldgs., Inc.	84	8,825
Zoetis, Inc. Cl A	188	32,315

		567,015

INDUSTRIALS (7.6%)
3M Co.	95	12,294
Alaska Air Group, Inc.*	21	841
Allegion PLC	15	1,469
American Airlines Group, Inc.*	109	1,382
AMETEK, Inc.	39	4,286
AO Smith Corp.	22	1,203
Carrier Global Corp.	142	5,064
Caterpillar, Inc.	89	15,910
CH Robinson Worldwide, Inc.	22	2,230
Cintas Corp.	15	5,603
Copart, Inc.*	36	3,912
CSX Corp.	364	10,578
Cummins, Inc.	24	4,645
Deere & Co.	47	14,075
Delta Air Lines, Inc.*	107	3,100
Dover Corp.	24	2,912
Eaton Corp. PLC	67	8,441
Emerson Electric Co.	100	7,954
Equifax, Inc.	20	3,656
Expeditors International of Washington, Inc.	29	2,826
Fastenal Co.	96	4,792
FedEx Corp.	40	9,068
Fortive Corp.	61	3,317

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
Fortune Brands Home & Security, Inc.	22	$1,317
Generac Hldgs., Inc.*	10	2,106
Howmet Aerospace, Inc.	63	1,981
IDEX Corp.	13	2,361
Illinois Tool Works, Inc.	48	8,748
Ingersoll Rand, Inc.	69	2,904
JB Hunt Transport Svcs., Inc.	14	2,205
Johnson Controls International PLC	117	5,602
Masco Corp.	40	2,024
Nielsen Hldgs. PLC	61	1,416
Nordson Corp.	9	1,822
Norfolk Southern Corp.	40	9,092
Old Dominion Freight Line, Inc.	15	3,844
Otis Worldwide Corp.	71	5,018
PACCAR, Inc.	59	4,858
Parker-Hannifin Corp.	22	5,413
Pentair PLC	28	1,282
Quanta Svcs., Inc.	24	3,008
Republic Svcs., Inc. Cl A	35	4,580
Robert Half International, Inc.	18	1,348
Rockwell Automation, Inc.	19	3,787
Rollins, Inc.	38	1,327
Snap-on, Inc.	9	1,773
Southwest Airlines Co.*	99	3,576
Stanley Black & Decker, Inc.	25	2,622
Trane Technologies PLC	40	5,195
TransDigm Group, Inc.*	9	4,830
Union Pacific Corp.	105	22,394
United Airlines Hldgs., Inc.*	55	1,948
United Parcel Svc., Inc. Cl B	123	22,452
United Rentals, Inc.*	12	2,915
Verisk Analytics, Inc. Cl A	27	4,673
Waste Management, Inc.	65	9,944
Westinghouse Air Brake Technologies Corp.	31	2,544
WW Grainger, Inc.	7	3,181
Xylem, Inc.	30	2,345

		295,993

INFORMATION TECHNOLOGY (26.4%)
Accenture PLC Cl A	76	21,101
Adobe, Inc.*	57	20,865
Advanced Micro Devices, Inc.*	195	14,912
Akamai Technologies, Inc.*	19	1,735
Amphenol Corp. Cl A	72	4,635
Analog Devices, Inc.	63	9,204
ANSYS, Inc.*	10	2,393
Apple, Inc.	1,860	254,299
Applied Materials, Inc.	107	9,735
Arista Networks, Inc.*	27	2,531
Autodesk, Inc.*	26	4,471
Automatic Data Processing, Inc.	50	10,502
Broadcom, Inc.	50	24,290

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — CATHOLIC VALUES INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (CONTINUED)
Broadridge Financial Solutions, Inc.	14	$1,996
Cadence Design Systems, Inc.*	33	4,951
CDW Corp.	16	2,521
Ceridian HCM Hldg., Inc.*	16	753
Cisco Systems, Inc.	501	21,363
Citrix Systems, Inc.	15	1,458
Cognizant Technology Solutions Corp. Cl A	63	4,252
DXC Technology Co.*	29	879
Enphase Energy, Inc.*	16	3,124
EPAM Systems, Inc.*	6	1,769
F5, Inc.*	7	1,071
Fidelity National Information Svcs., Inc.	73	6,692
Fiserv, Inc.*	70	6,228
FleetCor Technologies, Inc.*	9	1,891
Fortinet, Inc.*	80	4,526
Gartner, Inc.*	9	2,176
Global Payments, Inc.	34	3,762
Hewlett Packard Enterprise Co.	156	2,069
HP, Inc.	127	4,163
Intel Corp.	493	18,443
International Business Machines Corp.	108	15,249
Intuit, Inc.	34	13,105
Jack Henry & Associates, Inc.	8	1,440
Juniper Networks, Inc.	39	1,111
Keysight Technologies, Inc.*	22	3,033
KLA Corp.	18	5,743
Lam Research Corp.	17	7,245
Mastercard, Inc. Cl A	104	32,810
Microchip Technology, Inc.	67	3,891
Micron Technology, Inc.	135	7,463
Microsoft Corp.	905	232,431
Monolithic Power Systems, Inc.	5	1,920
Motorola Solutions, Inc.	20	4,192
NetApp, Inc.	26	1,696
NortonLifeLock, Inc.	71	1,559
NVIDIA Corp.	302	45,780
NXP Semiconductors NV	32	4,737
Oracle Corp.	190	13,275
Paychex, Inc.	38	4,327
Paycom Software, Inc.*	5	1,401
PayPal Hldgs., Inc.*	140	9,778
PTC, Inc.*	12	1,276
Qorvo, Inc.*	13	1,226
QUALCOMM, Inc.	135	17,245
Roper Technologies, Inc.	13	5,130
Salesforce, Inc.*	119	19,640
Seagate Technology Hldgs. PLC	24	1,715
ServiceNow, Inc.*	24	11,412
Skyworks Solutions, Inc.	19	1,760
SolarEdge Technologies, Inc.*	6	1,642

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (CONTINUED)
Synopsys, Inc.*	18	$5,467
TE Connectivity Ltd.	39	4,413
Teledyne Technologies, Inc.*	6	2,251
Teradyne, Inc.	19	1,701
Texas Instruments, Inc.	111	17,055
Trimble, Inc.*	30	1,747
Tyler Technologies, Inc.*	5	1,662
VeriSign, Inc.*	11	1,841
Visa, Inc. Cl A	198	38,984
Western Digital Corp.*	37	1,659
Zebra Technologies Corp. Cl A*	6	1,764

		1,026,536

MATERIALS (2.6%)
Air Products & Chemicals, Inc.	26	6,252
Albemarle Corp.	14	2,926
Amcor PLC	180	2,237
Avery Dennison Corp.	10	1,619
Ball Corp.	39	2,682
Celanese Corp. Cl A	13	1,529
CF Industries Hldgs., Inc.	25	2,143
Corteva, Inc.	87	4,710
Dow, Inc.	88	4,542
DuPont de Nemours, Inc.	62	3,446
Eastman Chemical Co.	15	1,347
Ecolab, Inc.	30	4,613
FMC Corp.	15	1,605
Freeport-McMoRan, Inc.	174	5,091
International Flavors & Fragrances, Inc.	30	3,574
International Paper Co.	45	1,882
Linde PLC	61	17,539
LyondellBasell Industries NV Cl A	31	2,711
Martin Marietta Materials, Inc.	7	2,095
Mosaic Co.	44	2,078
Newmont Corp.	96	5,728
Nucor Corp.	32	3,341
Packaging Corp. of America	11	1,513
PPG Industries, Inc.	28	3,202
Sealed Air Corp.	17	981
Sherwin-Williams Co.	29	6,493
Vulcan Materials Co.	16	2,274
Westrock Co.	31	1,235

		99,388

REAL ESTATE (2.8%)
Alexandria Real Estate Equities, Inc.	18	2,611
American Tower Corp.	58	14,824
AvalonBay Communities, Inc.	17	3,302
Boston Properties, Inc.	17	1,513
Camden Property Trust	13	1,748
CBRE Group, Inc. Cl A*	41	3,018
Crown Castle International Corp.	54	9,093

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — CATHOLIC VALUES INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
REAL ESTATE (CONTINUED)
Digital Realty Trust, Inc.	35	$4,544
Duke Realty Corp.	48	2,638
Equinix, Inc.	11	7,227
Equity Residential	42	3,033
Essex Property Trust, Inc.	8	2,092
Extra Space Storage, Inc.	16	2,722
Federal Realty OP LP	8	766
Host Hotels & Resorts, Inc.	89	1,396
Iron Mountain, Inc.	36	1,753
Kimco Realty Corp.	78	1,542
Mid-America Apartment Communities, Inc.	14	2,445
Prologis, Inc.	93	10,941
Public Storage	19	5,941
Realty Income Corp.	75	5,119
Regency Centers Corp.	19	1,127
SBA Communications Corp. Cl A	13	4,161
Simon Property Group, Inc.	41	3,892
UDR, Inc.	37	1,703
Vornado Realty Trust	20	572
Welltower, Inc.	57	4,694
Weyerhaeuser Co.	94	3,113

		107,530

UTILITIES (3.0%)
AES Corp.	81	1,702
Alliant Energy Corp.	30	1,758
Ameren Corp.	31	2,801
American Electric Power Co., Inc.	62	5,948
American Water Works Co., Inc.	21	3,124
Atmos Energy Corp.	16	1,794

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
UTILITIES (CONTINUED)
CenterPoint Energy, Inc.	76	$2,248
CMS Energy Corp.	35	2,363
Consolidated Edison, Inc.	42	3,994
Constellation Energy Corp.	39	2,233
Dominion Energy, Inc.	97	7,742
DTE Energy Co.	23	2,915
Duke Energy Corp.	92	9,863
Edison International	45	2,846
Entergy Corp.	24	2,703
Evergy, Inc.	27	1,762
Eversource Energy	41	3,463
Exelon Corp.	118	5,348
FirstEnergy Corp.	68	2,611
NextEra Energy, Inc.	236	18,281
NiSource, Inc.	49	1,445
NRG Energy, Inc.	29	1,107
Pinnacle West Capital Corp.	13	951
PPL Corp.	88	2,387
Public Svc. Enterprise Group, Inc.	60	3,797
Sempra Energy	38	5,710
Southern Co.	128	9,128
WEC Energy Group, Inc.	38	3,824
Xcel Energy, Inc.	65	4,599

		118,447

TOTAL COMMON STOCKS
(Cost: $3,734,614) 99.8%		3,879,096

TOTAL INVESTMENTS
(Cost: $3,734,614) 99.8%		3,879,096

OTHER NET ASSETS 0.2%		6,518

NET ASSETS 100.0%		$3,885,614

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — RETIREMENT INCOME FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (33.2%)	5,248,444	$67,337,537
Equity Index Fund (20.0%)	816,885	40,501,175
International Fund (2.7%)	731,434	5,551,587
Mid-Cap Equity Index Fund (4.7%)	474,284	9,509,401
Mid-Term Bond Fund (32.9%)	6,880,532	66,672,355
Money Market Fund (6.5%)	1,109,168	13,121,461

TOTAL INVESTMENTS (Cost: $222,646,693) 100.0%		202,693,516

OTHER NET ASSETS -0.0% (2)		(32,789)

NET ASSETS 100.0%		$202,660,727

MUTUAL OF AMERICA INVESTMENT CORPORATION — 2015 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (34.1%)	3,177,448	$40,766,662
Equity Index Fund (22.1%)	534,406	26,495,867
International Fund (4.8%)	755,958	5,737,720
Mid-Cap Equity Index Fund (5.4%)	324,517	6,506,567
Mid-Term Bond Fund (29.2%)	3,604,180	34,924,500
Money Market Fund (4.4%)	445,139	5,265,993

TOTAL INVESTMENTS (Cost: $127,987,480) 100.0%		119,697,309

OTHER NET ASSETS -0.0% (2)		(21,139)

NET ASSETS 100.0%		$119,676,170

MUTUAL OF AMERICA INVESTMENT CORPORATION — 2020 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (32.9%)	13,275,163	$170,320,347
Equity Index Fund (24.0%)	2,501,947	124,046,553
International Fund (7.5%)	5,113,443	38,811,036
Mid-Cap Equity Index Fund (7.0%)	1,805,665	36,203,587
Mid-Term Bond Fund (22.9%)	12,222,381	118,434,868
Money Market Fund (2.3%)	1,002,663	11,861,499
Small Cap Growth Fund (1.4%)	636,485	7,217,741
Small Cap Value Fund (2.0%)	734,308	10,368,422

TOTAL INVESTMENTS (Cost: $551,724,091) 100.0%		517,264,053

OTHER NET ASSETS -0.0% (2)		(63,678)

NET ASSETS 100.0%		$517,200,375

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — 2025 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (28.2%)	22,651,378	$290,617,178
Equity Index Fund (28.7%)	5,984,693	296,721,059
International Fund (10.2%)	13,871,227	105,282,616
Mid-Cap Equity Index Fund (8.7%)	4,501,015	90,245,350
Mid-Term Bond Fund (17.9%)	19,095,224	185,032,723
Money Market Fund (2.3%)	2,010,339	23,782,311
Small Cap Equity Index Fund (0.3%)	298,027	2,780,595
Small Cap Growth Fund (1.5%)	1,393,998	15,807,936
Small Cap Value Fund (2.2%)	1,587,384	22,413,858

TOTAL INVESTMENTS (Cost: $1,096,380,431) 100.0%		1,032,683,626

OTHER NET ASSETS -0.0% (2)		(102,907)

NET ASSETS 100.0%		$1,032,580,719

MUTUAL OF AMERICA INVESTMENT CORPORATION — 2030 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (22.2%)	18,421,998	$236,354,230
Equity Index Fund (34.5%)	7,419,224	367,845,113
International Fund (12.3%)	17,351,025	131,694,276
Mid-Cap Equity Index Fund (11.2%)	5,941,519	119,127,452
Mid-Term Bond Fund (11.9%)	13,120,908	127,141,595
Money Market Fund (2.4%)	2,197,685	25,998,615
Small Cap Equity Index Fund (0.7%)	852,570	7,954,477
Small Cap Growth Fund (1.9%)	1,759,936	19,957,678
Small Cap Value Fund (2.9%)	2,164,065	30,556,604

TOTAL INVESTMENTS (Cost: $1,115,810,953) 100.0%		1,066,630,040

OTHER NET ASSETS -0.0% (2)		(104,085)

NET ASSETS 100.0%		$1,066,525,955

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — 2035 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (21.6%)	15,913,340	$204,168,158
Equity Index Fund (39.2%)	7,477,679	370,743,320
International Fund (15.1%)	18,888,104	143,360,706
Mid-Cap Equity Index Fund (14.0%)	6,618,435	132,699,621
Mid-Term Bond Fund (1.8%)	1,789,136	17,336,732
Money Market Fund (0.4%)	323,385	3,825,643
Small Cap Equity Index Fund (1.9%)	1,934,805	18,051,733
Small Cap Growth Fund (2.8%)	2,328,649	26,406,879
Small Cap Value Fund (3.2%)	2,135,415	30,152,054

TOTAL INVESTMENTS (Cost: $992,603,300) 100.0%		946,744,846

OTHER NET ASSETS -0.0% (2)		(91,141)

NET ASSETS 100.0%		$946,653,705

MUTUAL OF AMERICA INVESTMENT CORPORATION — 2040 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (16.5%)	10,082,349	$129,356,532
Equity Index Fund (42.6%)	6,739,226	334,130,843
International Fund (17.1%)	17,717,613	134,476,680
Mid-Cap Equity Index Fund (15.4%)	6,022,122	120,743,546
Money Market Fund (0.5%)	356,255	4,214,492
Small Cap Equity Index Fund (2.0%)	1,689,959	15,767,319
Small Cap Growth Fund (2.5%)	1,722,328	19,531,202
Small Cap Value Fund (3.4%)	1,865,989	26,347,769

TOTAL INVESTMENTS (Cost: $815,836,159) 100.0%		784,568,383

OTHER NET ASSETS -0.0% (2)		(82,986)

NET ASSETS 100.0%		$784,485,397

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — 2045 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (12.1%)	7,670,205	$98,408,735
Equity Index Fund (44.5%)	7,276,144	360,751,220
International Fund (18.5%)	19,720,088	149,675,468
Mid-Cap Equity Index Fund (15.2%)	6,135,942	123,025,628
Money Market Fund (0.1%)	103,789	1,227,821
Small Cap Equity Index Fund (2.4%)	2,107,216	19,660,325
Small Cap Growth Fund (3.2%)	2,286,058	25,923,901
Small Cap Value Fund (4.0%)	2,298,489	32,454,670

TOTAL INVESTMENTS (Cost: $840,939,295) 100.0%		811,127,768

OTHER NET ASSETS -0.0% (2)		(85,688)

NET ASSETS 100.0%		$811,042,080

MUTUAL OF AMERICA INVESTMENT CORPORATION — 2050 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (10.2%)	4,850,544	$62,232,480
Equity Index Fund (46.1%)	5,661,566	280,700,431
International Fund (18.5%)	14,853,682	112,739,445
Mid-Cap Equity Index Fund (15.2%)	4,617,000	92,570,855
Money Market Fund (0.2%)	101,483	1,200,548
Small Cap Equity Index Fund (2.9%)	1,920,489	17,918,160
Small Cap Growth Fund (3.3%)	1,785,031	20,242,249
Small Cap Value Fund (3.6%)	1,534,191	21,662,772

TOTAL INVESTMENTS (Cost: $639,065,102) 100.0%		609,266,940

OTHER NET ASSETS -0.0% (2)		(69,579)

NET ASSETS 100.0%		$609,197,361

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — 2055 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (8.6%)	1,985,944	$25,479,662
Equity Index Fund (45.6%)	2,709,253	134,324,770
International Fund (19.4%)	7,514,944	57,038,422
Mid-Cap Equity Index Fund (14.7%)	2,166,006	43,428,415
Money Market Fund (0.4%)	93,747	1,109,029
Small Cap Equity Index Fund (1.9%)	594,072	5,542,691
Small Cap Growth Fund (4.1%)	1,062,415	12,047,786
Small Cap Value Fund (5.3%)	1,115,697	15,753,638

TOTAL INVESTMENTS (Cost: $321,268,224) 100.0%		294,724,413

OTHER NET ASSETS -0.0% (2)		(39,672)

NET ASSETS 100.0%		$294,684,741

MUTUAL OF AMERICA INVESTMENT CORPORATION — 2060 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (7.1%)	694,616	$8,911,923
Equity Index Fund (45.5%)	1,154,851	57,257,515
International Fund (20.7%)	3,441,437	26,120,507
Mid-Cap Equity Index Fund (14.5%)	911,770	18,280,981
Money Market Fund (0.5%)	49,265	582,805
Small Cap Equity Index Fund (2.5%)	340,928	3,180,855
Small Cap Growth Fund (3.8%)	425,495	4,825,114
Small Cap Value Fund (5.4%)	481,292	6,795,836

TOTAL INVESTMENTS (Cost: $142,114,913) 100.0%		125,955,536

OTHER NET ASSETS -0.0% (2)		(22,712)

NET ASSETS 100.0%		$125,932,824

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — 2065 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (4.9%)	81,737	$1,048,692
Equity Index Fund (45.4%)	196,723	9,753,531
International Fund (21.7%)	614,599	4,664,805
Mid-Cap Equity Index Fund (15.7%)	168,991	3,388,260
Money Market Fund (0.6%)	10,436	123,459
Small Cap Equity Index Fund (3.1%)	71,967	671,456
Small Cap Growth Fund (4.3%)	80,981	918,321
Small Cap Value Fund (4.3%)	65,210	920,760

TOTAL INVESTMENTS (Cost: $25,689,352) 100.0%		21,489,284

OTHER NET ASSETS 0.0% (2)		5,184

NET ASSETS 100.0%		$21,494,468

MUTUAL OF AMERICA INVESTMENT CORPORATION — CONSERVATIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (27.9%)	3,736,662	$47,941,375
Equity Index Fund (24.1%)	835,502	41,424,190
International Fund (5.5%)	1,238,212	9,398,031
Mid-Cap Equity Index Fund (5.4%)	461,693	9,256,936
Mid-Term Bond Fund (37.1%)	6,578,358	63,744,289

TOTAL INVESTMENTS (Cost: $183,470,879) 100.0%		171,764,821

OTHER NET ASSETS -0.0% (2)		(17,789)

NET ASSETS 100.0%		$171,747,032

MUTUAL OF AMERICA INVESTMENT CORPORATION — MODERATE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (24.1%)	7,485,775	$96,042,495
Equity Index Fund (34.5%)	2,770,971	137,384,748
International Fund (10.0%)	5,255,142	39,886,525
Mid-Cap Equity Index Fund (15.1%)	2,985,732	59,863,924
Mid-Term Bond Fund (16.3%)	6,705,127	64,972,679

TOTAL INVESTMENTS (Cost: $402,735,869) 100.0%		398,150,371

OTHER NET ASSETS -0.0% (2)		(25,781)

NET ASSETS 100.0%		$398,124,590

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — AGGRESSIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (20.5%)	4,961,600	$63,657,331
Equity Index Fund (35.2%)	2,209,868	109,565,266
International Fund (14.8%)	6,087,255	46,202,268
Mid-Cap Equity Index Fund (20.2%)	3,130,227	62,761,042
Small Cap Growth Fund (4.0%)	1,098,624	12,458,396
Small Cap Value Fund (5.3%)	1,163,969	16,435,249

TOTAL INVESTMENTS (Cost: $310,263,879) 100.0%		311,079,552

OTHER NET ASSETS -0.0% (2)		(24,607)

NET ASSETS 100.0%		$311,054,945

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2022 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (24.0%)
U.S. Treasury Bill	A-1+	0.76	07/12/22	$5,200,000	$5,198,795
U.S. Treasury Bill	A-1+	0.84	07/19/22	17,000,000	16,992,911
U.S. Treasury Bill	A-1+	0.85	07/05/22	7,300,000	7,299,312
U.S. Treasury Bill	A-1+	1.00	07/26/22	4,500,000	4,496,873
U.S. Treasury Bill	A-1+	1.01	08/02/22	13,000,000	12,988,329

					46,976,220

U.S. GOVERNMENT AGENCIES (25.1%)
FHLB	A-1+	0.82	07/06/22	5,000,000	4,999,431
FHLB	A-1+	0.83	07/19/22	10,000,000	9,995,875
FHLB	A-1+	0.84	07/08/22	10,000,000	9,998,367
FHLB	A-1+	0.93	07/15/22	2,000,000	1,999,279
FHLB	A-1+	1.60	08/24/22	8,500,000	8,479,664
FHLB	A-1+	1.60	08/29/22	1,360,000	1,356,434
FHLB	A-1+	1.67	09/02/22	7,000,000	6,976,741
FHLB	A-1+	1.71	09/01/22	5,300,000	5,282,669

					49,088,460

COMMERCIAL PAPER (50.8%)
Apple, Inc.†	A-1+	1.55	08/02/22	4,600,000	4,593,662
Apple, Inc.†	A-1+	1.65	08/19/22	3,000,000	2,993,263
Coca-Cola Co.†	A-1	0.95	07/20/22	450,000	449,774
Eli Lilly & Co.†	A-1+	0.88	07/01/22	7,400,000	7,400,000
Emerson Electric Co.†	A-1	1.83	08/23/22	7,500,000	7,479,904
Exxon Mobil Corp.	A-1+	1.58	07/26/22	7,700,000	7,691,551
Illinois Tool Works, Inc.†	A-1	1.00	07/27/22	7,300,000	7,294,728
J.P. Morgan Securities LLC	A-1	1.08	07/18/22	5,000,000	4,997,450
Johnson & Johnson†	A-1+	1.62	08/29/22	7,500,000	7,480,087
Kimberly-Clark Corp.†	A-1	1.55	07/06/22	2,475,000	2,474,467
Nestle Capital Corp.†	A-1+	0.95	07/25/22	7,270,000	7,265,396
Novartis Financial Corp.†	A-1+	1.58	07/11/22	7,500,000	7,496,721
PepsiCo, Inc.†	A-1	1.75	08/23/22	1,975,000	1,969,912
Toyota Motor Credit Corp.	A-1+	1.14	07/14/22	7,400,000	7,396,954
Travelers Cos., Inc.†	A-1	1.53	07/01/22	7,500,000	7,500,000
Unilever Capital Corp.†	A-1	0.97	07/18/22	7,300,000	7,296,656
Walmart, Inc.†	A-1+	0.93	07/11/22	5,000,000	4,998,708
Walmart, Inc.†	A-1+	1.01	07/18/22	2,500,000	2,498,808

					99,278,041

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $195,347,458) 99.9%					195,342,721

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (2.7%)
JP Morgan Chase, New York Time Deposit		0.91	07/01/22	$5,312,066	$5,312,066

TOTAL TEMPORARY CASH INVESTMENT (Cost: $5,312,066) 2.7%					5,312,066

TOTAL INVESTMENTS (Cost: $200,659,524) 102.6%					200,654,787

OTHER NET ASSETS -2.6%					(5,066,833)

NET ASSETS 100.0%					$195,587,954

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — MID-TERM BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2022 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (74.0%)
U.S. Treasury Note	AA+	0.25	09/30/23	$22,000,000	$21,274,688
U.S. Treasury Note	AA+	0.25	03/15/24	5,000,000	4,774,023
U.S. Treasury Note	AA+	0.25	06/15/24	11,000,000	10,431,094
U.S. Treasury Note	AA+	0.38	09/30/27	41,300,000	35,924,547
U.S. Treasury Note	AA+	0.50	04/30/27	18,500,000	16,373,945
U.S. Treasury Note	AA+	0.50	06/30/27	46,500,000	40,987,207
U.S. Treasury Note	AA+	0.50	10/31/27	41,000,000	35,820,547
U.S. Treasury Note	AA+	0.63	10/15/24	22,000,000	20,844,141
U.S. Treasury Note	AA+	0.63	03/31/27	23,100,000	20,621,262
U.S. Treasury Note	AA+	0.63	11/30/27	26,000,000	22,831,250
U.S. Treasury Note	AA+	0.63	05/15/30	6,250,000	5,211,426
U.S. Treasury Note	AA+	0.63	08/15/30	45,000,000	37,307,812
U.S. Treasury Note	AA+	0.75	05/31/26	31,000,000	28,363,789
U.S. Treasury Note	AA+	0.88	06/30/26	6,500,000	5,967,051
U.S. Treasury Note	AA+	1.25	08/31/24	22,855,000	22,018,471
U.S. Treasury Note	AA+	1.25	06/30/28	500,000	449,785
U.S. Treasury Note	AA+	1.38	06/30/23	19,450,000	19,152,172
U.S. Treasury Note	AA+	1.38	09/30/23	24,315,000	23,842,947
U.S. Treasury Note	AA+	1.50	02/28/23	9,315,000	9,237,860
U.S. Treasury Note	AA+	1.50	09/30/24	4,865,000	4,706,127
U.S. Treasury Note	AA+	1.50	08/15/26	16,175,000	15,190,600
U.S. Treasury Note	AA+	1.50	11/30/28	17,000,000	15,436,797
U.S. Treasury Note	AA+	1.63	10/31/23	8,755,000	8,603,497
U.S. Treasury Note	AA+	1.63	05/15/26	29,175,000	27,649,011
U.S. Treasury Note	AA+	1.63	09/30/26	4,620,000	4,358,140
U.S. Treasury Note	AA+	1.75	01/31/29	28,500,000	26,276,777
U.S. Treasury Note	AA+	2.00	05/31/24	24,315,000	23,875,240
U.S. Treasury Note	AA+	2.00	06/30/24	24,315,000	23,856,244
U.S. Treasury Note	AA+	2.38	04/30/26	18,480,000	18,036,769
U.S. Treasury Note	AA+	2.38	05/15/29	19,450,000	18,633,252
U.S. Treasury Note	AA+	2.50	01/31/24	19,450,000	19,304,125
U.S. Treasury Note	AA+	2.50	05/31/24	12,000,000	11,891,719
U.S. Treasury Note	AA+	2.50	02/28/26	14,450,000	14,172,289
U.S. Treasury Note	AA+	2.75	05/31/23	13,500,000	13,482,070
U.S. Treasury Note	AA+	2.75	05/15/25	10,000,000	9,923,438
U.S. Treasury Note	AA+	2.88	05/31/25	10,495,000	10,449,904

					647,280,016

CORPORATE DEBT (24.4%)
COMMUNICATION SERVICES (1.1%)
AT&T, Inc.	BBB	2.75	06/01/31	4,050,000	3,497,207
Comcast Corp.	A-	2.35	01/15/27	4,100,000	3,821,844
Verizon Communications, Inc.	BBB+	4.02	12/03/29	2,700,000	2,615,004

					9,934,055

CONSUMER DISCRETIONARY (3.1%)
Amazon.com, Inc.	AA	1.20	06/03/27	4,009,000	3,567,021
AutoZone, Inc.	BBB	3.25	04/15/25	2,300,000	2,256,385
Best Buy Co., Inc.	BBB+	1.95	10/01/30	3,935,000	3,125,438
Booking Hldgs., Inc.	A-	3.65	03/15/25	1,827,000	1,823,884
Brunswick Corp.	BBB-	0.85	08/18/24	4,520,000	4,177,074
Dollar General Corp.	BBB	3.25	04/15/23	1,017,000	1,011,992
Genuine Parts Co.	BBB	1.75	02/01/25	2,765,000	2,605,099
Harman International Industries, Inc.	A-	4.15	05/15/25	1,945,000	1,954,546
Kohl’s Corp.	BBB-	3.25	02/01/23	680,000	676,806
Lowe’s Cos., Inc.	BBB+	4.00	04/15/25	1,320,000	1,324,359
Marriott International, Inc.	BBB	3.13	02/15/23	1,945,000	1,939,856

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — MID-TERM BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2022 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
CORPORATE DEBT (CONTINUED)
CONSUMER DISCRETIONARY (CONTINUED)
Travel + Leisure Co.	BB-	5.65	04/01/24	$2,430,000	$2,387,475

					26,849,935

CONSUMER STAPLES (1.0%)
Bunge Ltd. Finance Corp.	BBB	3.25	08/15/26	4,400,000	4,175,989
Kellogg Co.	BBB	2.65	12/01/23	1,945,000	1,926,215
Keurig Dr Pepper, Inc.	BBB	3.13	12/15/23	2,910,000	2,908,724

					9,010,928

ENERGY (0.7%)
Devon Energy Corp.	BBB	5.25	09/15/24	4,400,000	4,488,607
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	BBB-	5.50	03/01/30	1,480,000	1,412,186

					5,900,793

FINANCIALS (8.0%)
Aflac, Inc.	A-	1.13	03/15/26	2,075,000	1,872,102
Allstate Corp.	A-	0.75	12/15/25	4,460,000	4,013,695
American International Group, Inc.	BBB+	4.13	02/15/24	1,945,000	1,957,120
Bank of America Corp.	A-	3.37	01/23/26	4,000,000	3,873,967
Brown & Brown, Inc.	BBB-	4.20	09/15/24	2,574,000	2,565,116
Capital One Financial Corp.	BBB	4.93	05/10/28	1,475,000	1,460,814
Citigroup, Inc.	BBB+	4.14	05/24/25	1,950,000	1,942,034
Citizens Financial Group, Inc.	BBB	3.75	07/01/24	3,693,000	3,637,106
FactSet Research Systems, Inc.	BBB-	2.90	03/01/27	2,940,000	2,748,900
Fairfax U.S., Inc.†	BBB	4.88	08/13/24	730,000	728,067
Fifth Third Bancorp	BBB	4.30	01/16/24	2,430,000	2,440,746
Goldman Sachs Group, Inc.	BBB+	2.64	02/24/28	2,935,000	2,663,738
Goldman Sachs Group, Inc.	BBB+	3.20	02/23/23	2,430,000	2,430,846
JPMorgan Chase & Co.	A-	1.47	09/22/27	2,620,000	2,297,900
JPMorgan Chase & Co.	BBB+	3.88	09/10/24	1,480,000	1,477,093
Legg Mason, Inc.	A	3.95	07/15/24	1,945,000	1,955,019
Lincoln National Corp.	A-	4.00	09/01/23	1,945,000	1,955,162
M&T Bank Corp.	BBB+	4.00	07/15/24	1,750,000	1,740,314
Mercury General Corp.	BBB	4.40	03/15/27	3,530,000	3,448,440
Morgan Stanley	A-	1.16	10/21/25	1,500,000	1,389,707
Morgan Stanley	A-	3.13	01/23/23	2,430,000	2,429,163
PNC Bank N.A.	A-	3.80	07/25/23	2,500,000	2,506,789
Progressive Corp.	A	2.50	03/15/27	1,950,000	1,843,184
Prospect Capital Corp.	BBB-	4.95	07/15/22	2,430,000	2,429,765
Prospect Capital Corp.	BBB-	5.88	03/15/23	1,870,000	1,878,444
Signet UK Finance PLC	BB-	4.70	06/15/24	1,945,000	1,876,925
Stifel Financial Corp.	BBB-	4.25	07/18/24	1,945,000	1,946,282
Synchrony Financial	BBB-	3.70	08/04/26	1,460,000	1,351,801
Unum Group	BBB	4.00	03/15/24	3,905,000	3,904,007
Voya Financial, Inc.	BBB+	3.65	06/15/26	1,945,000	1,882,901
Wells Fargo & Co.	BBB+	3.53	03/24/28	1,480,000	1,401,778

					70,048,925

HEALTH CARE (2.4%)
AbbVie, Inc.	BBB+	4.25	11/14/28	4,046,000	4,007,132
Aetna, Inc.	BBB	2.80	06/15/23	2,430,000	2,399,857
Baxter International, Inc.	BBB	1.92	02/01/27	4,500,000	4,029,869
CVS Health Corp.	BBB	3.38	08/12/24	575,000	571,471
CVS Health Corp.	BBB	3.88	07/20/25	1,460,000	1,450,811
Elevance Health, Inc.	A	2.88	09/15/29	2,900,000	2,612,649
Humana, Inc.	BBB+	3.85	10/01/24	2,430,000	2,426,601

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — MID-TERM BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2022 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
CORPORATE DEBT (CONTINUED)
HEALTH CARE (CONTINUED)
Thermo Fisher Scientific, Inc.	A-	1.75	10/15/28	$4,410,000	$3,855,437

					21,353,827

INDUSTRIALS (2.6%)
3M Co.	A+	2.65	04/15/25	3,000,000	2,941,918
Boeing Co.	BBB-	4.88	05/01/25	3,290,000	3,277,855
Deere & Co.	A	2.75	04/15/25	2,540,000	2,484,432
General Dynamics Corp.	A-	3.25	04/01/25	1,320,000	1,309,045
JB Hunt Transport Svcs., Inc.	BBB+	3.30	08/15/22	1,945,000	1,944,905
Lennox International, Inc.	BBB	1.70	08/01/27	2,186,000	1,910,409
Stanley Black & Decker, Inc.	A	2.30	02/24/25	4,900,000	4,742,223
Verisk Analytics, Inc.	BBB	4.00	06/15/25	2,010,000	1,993,825
Verisk Analytics, Inc.	BBB	4.13	09/12/22	1,945,000	1,948,366

					22,552,978

INFORMATION TECHNOLOGY (1.8%)
Apple, Inc.	AA+	2.05	09/11/26	2,050,000	1,930,087
Applied Materials, Inc.	A	3.90	10/01/25	3,300,000	3,320,604
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	50,000	50,189
Global Payments, Inc.	BBB-	3.75	06/01/23	925,000	918,334
Intel Corp.	A+	3.40	03/25/25	2,000,000	1,996,749
PayPal Hldgs., Inc.	A-	2.65	10/01/26	3,960,000	3,755,149
Teledyne Technologies, Inc.	BBB	2.75	04/01/31	4,175,000	3,490,062

					15,461,174

MATERIALS (1.7%)
Ecolab, Inc.	A-	1.65	02/01/27	2,780,000	2,541,929
International Flavors & Fragrances, Inc.†	BBB	1.23	10/01/25	4,019,000	3,625,758
Nucor Corp.	A-	3.95	05/23/25	1,950,000	1,939,061
Packaging Corp. of America	BBB	3.65	09/15/24	4,400,000	4,380,051
Southern Copper Corp.	BBB+	3.50	11/08/22	1,945,000	1,944,066

					14,430,865

REAL ESTATE (1.2%)
Boston Properties LP	BBB+	3.25	01/30/31	3,100,000	2,658,889
Crown Castle International Corp.	BBB-	3.15	07/15/23	2,430,000	2,403,571
Duke Realty LP	BBB+	1.75	07/01/30	2,320,000	1,897,507
Jones Lang LaSalle, Inc.	BBB+	4.40	11/15/22	1,370,000	1,371,496
Omega Healthcare Investors, Inc.	BBB-	4.38	08/01/23	1,700,000	1,705,228
Omega Healthcare Investors, Inc.	BBB-	4.50	01/15/25	730,000	723,508

					10,760,199

UTILITIES (0.8%)
American Electric Power Co., Inc.	BBB+	2.03	03/15/24	2,770,000	2,679,665
NextEra Energy Capital Hldgs., Inc.	BBB+	3.55	05/01/27	2,270,000	2,191,527
Southern Co.	BBB	3.25	07/01/26	2,430,000	2,325,314

					7,196,506

TOTAL CORPORATE DEBT					213,500,185

TOTAL LONG-TERM DEBT SECURITIES (Cost: $920,471,412) 98.4%					860,780,201

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — MID-TERM BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2022 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.9%)
U.S. Treasury Bill	A-1+	1.00	07/19/22	$6,000,000	$5,997,000
U.S. Treasury Bill	A-1+	1.01	07/05/22	1,800,000	1,799,797

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $7,796,797) 0.9%					7,796,797

				Shares	Value
COMMON STOCKS:
ENERGY (0.1%)
Diamond Offshore Drilling, Inc.*				50,816	$299,307
Superior Energy Svcs., Inc.*				32,351	815,096	††
Valaris Ltd.*				8,695	367,277

					1,481,680

TOTAL COMMON STOCKS (Cost: $5,319,577) 0.1%					1,481,680

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.2%)
JP Morgan Chase, New York Time Deposit		0.91	07/01/22	$1,560,252	$1,560,252

TOTAL TEMPORARY CASH INVESTMENT (Cost: $1,560,252) 0.2%					1,560,252

TOTAL INVESTMENTS (Cost: $935,148,038) 99.6%					871,618,930

OTHER NET ASSETS 0.4%					3,180,451

NET ASSETS 100.0%					$874,799,381

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2022 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (46.6%)
U.S. Treasury Bond	AA+	1.13	05/15/40	$71,625,000	$49,857,715
U.S. Treasury Bond	AA+	1.13	08/15/40	60,750,000	41,969,707
U.S. Treasury Bond	AA+	1.38	11/15/40	22,500,000	16,204,394
U.S. Treasury Bond	AA+	2.25	08/15/46	28,985,000	23,371,421
U.S. Treasury Bond	AA+	2.75	08/15/47	9,790,000	8,754,402
U.S. Treasury Bond	AA+	2.88	05/15/43	200,000	182,375
U.S. Treasury Bond	AA+	2.88	05/15/49	6,000,000	5,594,297
U.S. Treasury Note	AA+	0.63	12/31/27	60,000,000	52,577,344
U.S. Treasury Note	AA+	0.63	05/15/30	69,425,000	57,888,517
U.S. Treasury Note	AA+	1.13	02/29/28	50,000,000	44,957,031
U.S. Treasury Note	AA+	1.13	08/31/28	5,000,000	4,449,805
U.S. Treasury Note	AA+	1.25	05/31/28	18,400,000	16,574,375
U.S. Treasury Note	AA+	1.25	06/30/28	36,950,000	33,239,123
U.S. Treasury Note	AA+	1.25	09/30/28	7,000,000	6,269,648
U.S. Treasury Note	AA+	1.38	11/15/31	14,000,000	12,142,812
U.S. Treasury Note	AA+	1.50	02/15/25	12,000,000	11,533,125
U.S. Treasury Note	AA+	1.50	11/30/28	14,000,000	12,712,656
U.S. Treasury Note	AA+	1.50	02/15/30	5,800,000	5,209,578
U.S. Treasury Note	AA+	1.63	08/15/29	49,705,000	45,254,849
U.S. Treasury Note	AA+	2.25	03/31/24	35,000,000	34,559,766
U.S. Treasury Note	AA+	2.25	08/15/27	66,000,000	63,393,515
U.S. Treasury Note	AA+	2.25	11/15/27	50,535,000	48,448,457
U.S. Treasury Note	AA+	2.38	05/15/27	39,395,000	38,136,207
U.S. Treasury Note	AA+	2.38	05/15/29	2,000,000	1,916,016
U.S. Treasury Note	AA+	2.50	05/31/24	35,000,000	34,684,180
U.S. Treasury Note	AA+	2.63	04/15/25	17,450,000	17,260,504
U.S. Treasury Note	AA+	2.63	02/15/29	49,655,000	48,345,737
U.S. Treasury Note	AA+	2.75	05/15/25	30,000,000	29,770,312
U.S. Treasury Note	AA+	2.88	05/15/28	39,165,000	38,707,565
U.S. Treasury Note	AA+	3.13	11/15/28	3,915,000	3,923,105
U.S. Treasury Strip	AA+	0.00	08/15/26	14,080,000	12,434,717
U.S. Treasury Strip	AA+	0.00	08/15/28	20,580,000	17,040,327
U.S. Treasury Strip	AA+	0.00	08/15/29	20,680,000	16,593,017
U.S. Treasury Strip	AA+	0.00	08/15/33	9,790,000	6,894,925
U.S. Treasury Strip	AA+	0.00	08/15/35	9,790,000	6,430,336
U.S. Treasury Strip	AA+	0.00	08/15/37	9,790,000	6,004,740

					873,286,600

U.S. GOVERNMENT AGENCIES (30.6%)
MORTGAGE-BACKED OBLIGATIONS (30.6%)
FHLMC	AA+	2.00	11/01/50	3,513,932	3,063,380
FHLMC	AA+	2.00	02/01/51	3,895,155	3,406,733
FHLMC	AA+	2.50	09/01/27	430,525	424,436
FHLMC	AA+	2.50	09/01/27	14,968	14,770
FHLMC	AA+	2.50	12/01/27	453,891	440,125
FHLMC	AA+	2.50	06/01/35	2,193,383	2,099,582
FHLMC	AA+	2.50	10/01/40	3,543,333	3,261,467
FHLMC	AA+	2.50	10/01/49	1,951,811	1,770,080
FHLMC	AA+	2.50	01/01/50	1,257,834	1,175,403
FHLMC	AA+	2.50	01/01/50	1,505,414	1,358,924
FHLMC	AA+	2.50	05/01/50	3,837,807	3,468,413
FHLMC	AA+	2.50	06/01/50	4,117,142	3,724,290
FHLMC	AA+	2.50	10/01/50	4,165,828	3,753,619
FHLMC	AA+	2.50	02/01/51	1,053,768	951,530
FHLMC	AA+	2.50	02/01/51	1,224,938	1,117,403
FHLMC	AA+	2.50	04/01/51	2,233,041	2,024,612
FHLMC	AA+	2.50	04/01/51	5,578,295	5,065,426

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2022 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
U.S. GOVERNMENT AGENCIES (CONTINUED)
MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
FHLMC	AA+	2.50	04/01/51	$6,454,533	$5,815,523
FHLMC	AA+	2.50	04/01/51	1,183,666	1,066,477
FHLMC	AA+	2.50	05/01/51	9,164,677	8,306,832
FHLMC	AA+	2.50	05/01/51	6,727,475	6,101,444
FHLMC	AA+	2.50	09/01/51	4,642,612	4,195,202
FHLMC	AA+	2.50	10/01/51	3,325,438	2,996,190
FHLMC	AA+	3.00	06/01/27	272,390	267,505
FHLMC	AA+	3.00	06/01/27	10,414	10,236
FHLMC	AA+	3.00	08/01/27	10,114	9,911
FHLMC	AA+	3.00	08/01/27	158,051	154,739
FHLMC	AA+	3.00	02/01/32	1,881,874	1,875,663
FHLMC	AA+	3.00	07/01/35	799,740	784,368
FHLMC	AA+	3.00	10/15/37	211	211
FHLMC	AA+	3.00	07/01/42	199,925	192,895
FHLMC	AA+	3.00	11/01/42	475,810	440,210
FHLMC	AA+	3.00	11/01/42	21,121	20,105
FHLMC	AA+	3.00	03/01/43	815,555	779,080
FHLMC	AA+	3.00	04/01/43	5,785,402	5,531,155
FHLMC	AA+	3.00	04/01/43	18,790	17,975
FHLMC	AA+	3.00	04/01/43	3,588,154	3,414,965
FHLMC	AA+	3.00	04/01/43	1,107,889	1,058,797
FHLMC	AA+	3.00	09/15/43	239,908	239,296
FHLMC	AA+	3.00	04/15/44	251,028	245,506
FHLMC	AA+	3.00	04/15/45	147,448	147,208
FHLMC	AA+	3.00	09/01/46	2,312,075	2,189,295
FHLMC	AA+	3.00	09/01/46	1,026,110	987,447
FHLMC	AA+	3.00	11/01/46	279,316	258,401
FHLMC	AA+	3.00	05/01/49	2,604,225	2,432,266
FHLMC	AA+	3.00	11/01/49	1,561,786	1,467,775
FHLMC	AA+	3.00	11/01/49	1,778,794	1,661,343
FHLMC	AA+	3.00	12/01/49	1,667,537	1,557,344
FHLMC	AA+	3.00	02/01/50	2,263,424	2,135,288
FHLMC	AA+	3.00	11/01/50	3,772,304	3,520,887
FHLMC	AA+	3.00	04/01/51	1,246,014	1,162,922
FHLMC	AA+	3.50	02/01/35	479,549	479,560
FHLMC	AA+	3.50	02/01/35	873,100	873,120
FHLMC	AA+	3.50	04/01/35	436,884	436,895
FHLMC	AA+	3.50	02/01/36	401,118	400,138
FHLMC	AA+	3.50	11/01/39	2,242,656	2,192,775
FHLMC	AA+	3.50	01/01/41	384,548	378,375
FHLMC	AA+	3.50	05/01/42	27,738	27,284
FHLMC	AA+	3.50	07/01/42	1,065,890	1,050,171
FHLMC	AA+	3.50	01/01/43	24,017	23,634
FHLMC	AA+	3.50	04/01/43	22,005	21,645
FHLMC	AA+	3.50	06/01/43	736,546	720,334
FHLMC	AA+	3.50	11/01/43	21,831	21,474
FHLMC	AA+	3.50	01/01/44	9,740,736	9,572,302
FHLMC	AA+	3.50	04/01/45	885,043	869,720
FHLMC	AA+	3.50	07/01/45	969,162	952,075
FHLMC	AA+	3.50	07/01/45	32,305	31,766
FHLMC	AA+	3.50	09/01/45	548,648	536,431
FHLMC	AA+	3.50	11/01/45	2,740,282	2,691,451
FHLMC	AA+	3.50	08/01/46	955,473	934,189
FHLMC	AA+	3.50	08/01/47	2,840,221	2,779,713
FHLMC	AA+	3.50	12/01/47	486,474	475,635

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2022 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
U.S. GOVERNMENT AGENCIES (CONTINUED)
MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
FHLMC	AA+	3.50	02/01/50	$1,563,519	$1,517,633
FHLMC	AA+	3.50	03/01/52	9,898,819	9,539,487
FHLMC	AA+	4.00	02/01/25	13,013	13,153
FHLMC	AA+	4.00	05/01/26	54,685	55,378
FHLMC	AA+	4.00	11/01/33	17,368	17,613
FHLMC	AA+	4.00	12/01/33	546,277	552,478
FHLMC	AA+	4.00	01/01/38	1,368,318	1,415,140
FHLMC	AA+	4.00	01/01/38	76,721	79,418
FHLMC	AA+	4.00	01/15/40	2,000,000	1,967,469
FHLMC	AA+	4.00	03/01/41	7,050	7,137
FHLMC	AA+	4.00	07/01/41	405,781	410,410
FHLMC	AA+	4.00	07/01/41	13,543	13,711
FHLMC	AA+	4.00	11/01/42	5,944	5,990
FHLMC	AA+	4.00	10/01/44	347,342	349,799
FHLMC	AA+	4.00	10/01/44	838,725	844,655
FHLMC	AA+	4.00	10/01/44	18,802	18,916
FHLMC	AA+	4.00	10/01/44	564,060	566,933
FHLMC	AA+	4.00	02/01/45	2,393,430	2,420,592
FHLMC	AA+	4.00	06/01/45	29,184	29,418
FHLMC	AA+	4.00	05/01/47	423,456	424,438
FHLMC	AA+	4.00	02/01/48	365,403	365,731
FHLMC	AA+	4.00	05/01/48	177,383	177,311
FHLMC	AA+	4.00	03/01/52	7,068,727	6,999,343
FHLMC	AA+	4.00	04/01/52	3,352,163	3,327,141
FHLMC	AA+	4.50	03/01/34	3,508	3,595
FHLMC	AA+	4.50	02/01/44	12,525	12,878
FHLMC	AA+	4.50	05/01/48	1,009,778	1,026,567
FHLMC	AA+	4.50	05/01/48	547,655	557,147
FHLMC	AA+	5.00	02/01/26	555	568
FHLMC	AA+	5.00	10/01/40	266,064	280,068
FHLMC	AA+	5.00	04/01/52	7,408,392	7,572,360
FHLMC	AA+	5.00	04/01/52	3,926,310	4,027,603
FHLMC	AA+	5.00	06/01/52	7,742,007	7,922,185
FHLMC	AA+	5.50	07/01/32	2,015	2,138
FHLMC	AA+	5.50	01/15/33	73,428	77,218
FHLMC	AA+	5.50	05/01/33	685	713
FHLMC	AA+	5.50	06/01/37	12,541	13,477
FHLMC	AA+	6.00	07/15/29	42,591	44,766
FHLMC ARM	AA+	1.92	10/01/51	12,618,678	11,575,226
FHLMC ARM	AA+	2.91	04/01/37	32,435	33,478
FHLMC Strip	AA+	3.00	06/15/42	4,737,973	4,554,986
FHLMC Strip	AA+	3.00	01/15/43	794,762	750,846
FHLMC Strip	AA+	3.50	10/15/47	514,843	498,472
FNMA	AA+	1.83	09/01/51	10,299,398	9,427,908
FNMA	AA+	2.00	07/01/36	28,497,496	26,485,585
FNMA	AA+	2.00	10/01/50	4,244,078	3,702,729
FNMA	AA+	2.00	10/01/50	3,493,318	3,046,435
FNMA	AA+	2.00	03/01/51	7,098,491	6,216,893
FNMA	AA+	2.50	01/01/33	205,980	189,152
FNMA	AA+	2.50	02/01/33	618,128	567,621
FNMA	AA+	2.50	05/01/35	695,347	665,289
FNMA	AA+	2.50	06/01/35	3,073,014	2,941,609
FNMA	AA+	2.50	07/01/35	940,533	900,318
FNMA	AA+	2.50	07/01/35	3,028,174	2,901,341
FNMA	AA+	2.50	09/01/35	4,082,129	3,907,760

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2022 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
U.S. GOVERNMENT AGENCIES (CONTINUED)
MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
FNMA	AA+	2.50	10/01/35	$7,473,231	$7,204,806
FNMA	AA+	2.50	05/01/43	956,536	859,701
FNMA	AA+	2.50	05/01/46	8,392,137	7,609,391
FNMA	AA+	2.50	06/01/50	4,510,952	4,072,494
FNMA	AA+	2.50	10/01/50	3,460,604	3,121,638
FNMA	AA+	2.50	10/01/50	1,689,327	1,530,230
FNMA	AA+	2.50	10/01/50	3,053,166	2,752,129
FNMA	AA+	2.50	10/01/50	863,680	787,936
FNMA	AA+	2.50	11/01/50	1,757,256	1,603,064
FNMA	AA+	2.50	12/01/50	1,969,564	1,775,494
FNMA	AA+	2.50	12/01/50	1,826,207	1,658,913
FNMA	AA+	2.50	12/01/50	2,690,934	2,452,242
FNMA	AA+	2.50	01/01/51	10,496,847	9,526,179
FNMA	AA+	2.50	03/01/51	7,272,466	6,595,609
FNMA	AA+	2.50	03/01/51	7,194,831	6,548,399
FNMA	AA+	2.50	03/01/51	1,648,965	1,488,310
FNMA	AA+	2.50	04/01/51	10,828,427	9,766,294
FNMA	AA+	2.50	04/01/51	5,978,708	5,422,788
FNMA	AA+	2.50	04/01/51	4,831,739	4,395,180
FNMA	AA+	2.50	04/01/51	4,114,810	3,725,423
FNMA	AA+	2.50	04/01/51	2,327,517	2,097,099
FNMA	AA+	2.50	05/01/51	1,781,527	1,605,864
FNMA	AA+	2.50	05/01/51	933,341	840,871
FNMA	AA+	2.50	05/01/51	3,862,128	3,480,128
FNMA	AA+	2.50	05/01/51	3,134,384	2,846,276
FNMA	AA+	2.50	06/01/51	2,105,813	1,897,332
FNMA	AA+	2.50	08/01/51	1,338,890	1,206,749
FNMA	AA+	2.50	08/01/51	12,669,884	11,460,710
FNMA	AA+	2.50	08/01/51	2,868,243	2,587,278
FNMA	AA+	2.50	08/01/51	5,070,665	4,570,201
FNMA	AA+	2.50	09/01/51	870,137	784,273
FNMA	AA+	2.50	11/01/51	4,940,272	4,451,114
FNMA	AA+	2.50	12/01/51	13,710,848	12,353,315
FNMA	AA+	3.00	06/01/33	661,182	649,360
FNMA	AA+	3.00	07/01/33	885,078	869,249
FNMA	AA+	3.00	09/01/33	1,061,105	1,042,194
FNMA	AA+	3.00	03/01/36	921,788	905,336
FNMA	AA+	3.00	09/01/40	1,031,667	977,781
FNMA	AA+	3.00	04/25/42	155,872	155,527
FNMA	AA+	3.00	12/01/42	355,919	329,319
FNMA	AA+	3.00	12/01/42	601,667	581,725
FNMA	AA+	3.00	02/01/43	16,162	15,268
FNMA	AA+	3.00	03/01/43	14,202	13,496
FNMA	AA+	3.00	09/01/43	39,988	38,192
FNMA	AA+	3.00	02/01/45	931,469	887,281
FNMA	AA+	3.00	03/01/45	251,899	233,176
FNMA	AA+	3.00	09/01/46	1,670,380	1,585,190
FNMA	AA+	3.00	01/01/47	303,272	280,713
FNMA	AA+	3.00	12/01/47	151,307	141,832
FNMA	AA+	3.00	03/01/48	379,266	358,542
FNMA	AA+	3.00	03/01/50	9,535,593	8,908,023
FNMA	AA+	3.00	03/01/50	1,471,444	1,374,850
FNMA	AA+	3.00	05/01/50	2,703,400	2,524,900
FNMA	AA+	3.00	06/01/50	4,613,190	4,308,658
FNMA	AA+	3.00	08/01/50	2,941,198	2,749,069

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2022 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
U.S. GOVERNMENT AGENCIES (CONTINUED)
MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
FNMA	AA+	3.00	09/01/50	$5,716,543	$5,339,923
FNMA	AA+	3.00	01/01/52	9,989,076	9,322,161
FNMA	AA+	3.50	03/01/32	327,807	327,815
FNMA	AA+	3.50	09/01/32	19,777	19,778
FNMA	AA+	3.50	07/01/34	589,373	589,664
FNMA	AA+	3.50	10/01/34	777,606	777,624
FNMA	AA+	3.50	02/01/35	646,693	645,151
FNMA	AA+	3.50	08/01/38	20,176	19,854
FNMA	AA+	3.50	03/01/41	747,648	735,660
FNMA	AA+	3.50	10/01/41	481,648	469,026
FNMA	AA+	3.50	12/01/41	393,565	382,729
FNMA	AA+	3.50	04/01/42	473,515	459,979
FNMA	AA+	3.50	08/01/42	22,885	22,491
FNMA	AA+	3.50	12/01/42	905,639	873,400
FNMA	AA+	3.50	01/01/43	456,725	446,672
FNMA	AA+	3.50	08/01/43	1,739,201	1,703,070
FNMA	AA+	3.50	08/01/43	840,336	825,861
FNMA	AA+	3.50	10/01/43	218,008	214,840
FNMA	AA+	3.50	01/01/44	154,301	147,877
FNMA	AA+	3.50	08/01/44	1,290,455	1,236,606
FNMA	AA+	3.50	04/01/45	1,637,254	1,591,224
FNMA	AA+	3.50	04/01/45	995,290	976,500
FNMA	AA+	3.50	05/01/45	1,185,116	1,162,952
FNMA	AA+	3.50	10/01/45	1,404,367	1,366,736
FNMA	AA+	3.50	02/01/46	623,586	608,878
FNMA	AA+	3.50	02/01/46	1,973,782	1,930,011
FNMA	AA+	3.50	08/01/46	823,570	805,303
FNMA	AA+	3.50	12/01/46	318,946	310,748
FNMA	AA+	3.50	09/01/47	1,412,770	1,381,606
FNMA	AA+	3.50	11/01/47	6,318,603	6,176,584
FNMA	AA+	3.50	04/01/48	215,290	207,079
FNMA	AA+	3.50	02/01/50	1,701,062	1,653,215
FNMA	AA+	3.50	03/01/50	3,582,033	3,475,321
FNMA	AA+	4.00	01/01/31	21,657	22,022
FNMA	AA+	4.00	03/01/35	178,762	180,781
FNMA	AA+	4.00	06/01/36	339,024	344,743
FNMA	AA+	4.00	10/01/36	353,330	359,278
FNMA	AA+	4.00	10/01/40	422,093	426,911
FNMA	AA+	4.00	11/01/40	7,176	7,257
FNMA	AA+	4.00	01/01/41	30,154	30,495
FNMA	AA+	4.00	05/01/41	199,997	197,269
FNMA	AA+	4.00	05/01/43	2,408,779	2,436,075
FNMA	AA+	4.00	01/01/44	4,799,540	4,854,312
FNMA	AA+	4.00	09/01/45	260,222	258,397
FNMA	AA+	4.00	11/01/45	522,880	524,022
FNMA	AA+	4.00	02/01/47	1,362,680	1,372,019
FNMA	AA+	4.00	11/01/47	612,780	613,512
FNMA	AA+	4.00	04/01/48	264,153	264,466
FNMA	AA+	4.00	04/01/49	6,469,176	6,474,810
FNMA	AA+	4.00	03/01/50	347,831	344,681
FNMA	AA+	4.00	03/01/50	4,457,836	4,422,774
FNMA	AA+	4.00	03/01/52	2,276,099	2,278,849
FNMA	AA+	4.00	07/01/56	2,951,530	2,950,527
FNMA	AA+	4.50	05/01/30	3,265	3,305
FNMA	AA+	4.50	05/01/34	2,260	2,313

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2022 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
U.S. GOVERNMENT AGENCIES (CONTINUED)
MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
FNMA	AA+	4.50	06/01/34	$2,144	$2,163
FNMA	AA+	4.50	08/01/35	2,180	2,215
FNMA	AA+	4.50	05/01/39	369,095	380,936
FNMA	AA+	4.50	05/01/39	265,378	273,915
FNMA	AA+	4.50	12/01/39	1,590,474	1,634,784
FNMA	AA+	4.50	05/01/40	199,736	196,920
FNMA	AA+	4.50	07/01/40	1,032,012	1,032,524
FNMA	AA+	4.50	10/01/40	55,408	57,036
FNMA	AA+	4.50	07/01/42	3,662,705	3,779,926
FNMA	AA+	4.50	03/01/44	494,331	508,889
FNMA	AA+	4.50	04/01/44	828,074	848,250
FNMA	AA+	4.50	11/01/47	974,151	989,189
FNMA	AA+	4.50	11/01/47	1,217,449	1,248,947
FNMA	AA+	4.50	11/01/47	974,991	1,006,399
FNMA	AA+	4.50	02/01/49	365,067	368,758
FNMA	AA+	4.50	05/01/50	17,515,083	17,644,593
FNMA	AA+	5.00	06/01/33	3,526	3,705
FNMA	AA+	5.00	09/01/33	2,825	2,935
FNMA	AA+	5.00	10/01/33	4,106	4,316
FNMA	AA+	5.00	11/01/33	5,709	6,001
FNMA	AA+	5.00	03/01/34	944	992
FNMA	AA+	5.00	04/01/34	752	791
FNMA	AA+	5.00	04/01/34	1,759	1,825
FNMA	AA+	5.00	04/01/35	2,348	2,470
FNMA	AA+	5.00	06/01/35	983	1,033
FNMA	AA+	5.00	09/01/35	1,540	1,621
FNMA	AA+	5.00	11/25/35	254,751	264,944
FNMA	AA+	5.00	10/01/36	1,862	1,959
FNMA	AA+	5.00	08/01/37	1,802,933	1,895,716
FNMA	AA+	5.00	05/01/39	205,637	213,082
FNMA	AA+	5.00	06/01/40	3,405	3,584
FNMA	AA+	5.00	04/01/52	2,725,243	2,788,856
FNMA	AA+	5.00	05/01/52	6,939,387	7,101,969
FNMA	AA+	5.00	06/01/52	1,040,500	1,063,439
FNMA	AA+	5.00	06/01/52	2,201,071	2,252,645
FNMA	AA+	5.00	06/01/52	3,984,779	4,075,548
FNMA	AA+	5.50	01/01/24	14,143	14,684
FNMA	AA+	5.50	03/01/24	27,969	29,038
FNMA	AA+	5.50	08/01/25	824	864
FNMA	AA+	5.50	11/01/26	18,830	19,556
FNMA	AA+	5.50	03/01/33	93,487	95,830
FNMA	AA+	5.50	09/01/33	1,624	1,702
FNMA	AA+	5.50	10/01/33	4,044	4,236
FNMA	AA+	5.50	03/01/34	1,554	1,665
FNMA	AA+	5.50	03/01/34	378	393
FNMA	AA+	5.50	07/01/34	2,352	2,469
FNMA	AA+	5.50	09/01/34	3,344	3,477
FNMA	AA+	5.50	09/01/34	663	696
FNMA	AA+	5.50	10/01/34	1,508	1,614
FNMA	AA+	5.50	02/01/35	1,980	2,123
FNMA	AA+	5.50	02/01/35	2,134	2,279
FNMA	AA+	5.50	04/01/35	1,975	2,090
FNMA	AA+	5.50	08/01/35	1,994	2,089
FNMA	AA+	5.50	02/25/37	10,222	10,445
FNMA	AA+	5.50	06/01/37	2,356	2,529

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2022 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
U.S. GOVERNMENT AGENCIES (CONTINUED)
MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
FNMA	AA+	5.50	05/01/38	$1,729,862	$1,854,088
FNMA	AA+	5.50	06/01/48	39,859	41,031
FNMA	AA+	6.00	04/01/23	108	113
FNMA	AA+	6.00	03/01/28	42,539	44,697
FNMA	AA+	6.00	05/01/32	62,613	68,255
FNMA	AA+	6.00	04/01/33	104,636	110,067
FNMA	AA+	6.00	05/01/33	2,624	2,758
FNMA	AA+	6.00	09/01/34	960	1,008
FNMA	AA+	6.00	10/01/34	5,094	5,360
FNMA	AA+	6.00	01/01/37	59,812	65,499
FNMA	AA+	6.00	05/01/37	12,947	13,510
FNMA	AA+	6.00	08/01/37	42,950	47,031
FNMA	AA+	6.00	12/01/37	373	405
FNMA	AA+	6.00	10/25/44	259,074	270,345
FNMA	AA+	6.00	12/25/49	134,061	141,271
FNMA	AA+	6.50	05/01/32	73,334	76,937
FNMA	AA+	6.50	07/01/34	1,531	1,623
FNMA	AA+	6.50	09/01/34	382	401
FNMA	AA+	6.50	09/01/36	8,284	8,686
FNMA	AA+	6.50	05/01/37	79,278	81,472
FNMA	AA+	6.50	07/01/37	4,423	4,655
FNMA	AA+	6.50	05/01/38	6,569	7,137
FNMA	AA+	7.00	04/01/32	272	283
FNMA	AA+	7.50	06/01/31	124	132
FNMA	AA+	7.50	02/01/32	500	537
FNMA	AA+	7.50	06/01/32	20,937	22,973
FNMA	AA+	8.00	04/01/32	15,750	16,173
FNMA Strip	AA+	3.00	08/25/42	545,679	515,951
FRESB Multifamily Mortgage	AA+	2.37	10/25/26	865,548	824,950
FRESB Multifamily Mortgage	AA+	3.61	10/25/28	790,256	772,346
GNMA (3)	AA+	2.00	04/20/32	561,167	525,177
GNMA (3)	AA+	2.00	09/20/50	1,829,991	1,617,799
GNMA (3)	AA+	2.50	12/20/50	5,675,661	5,131,667
GNMA (3)	AA+	2.50	03/20/51	2,003,280	1,810,443
GNMA (3)	AA+	3.00	07/16/36	1,338,597	1,273,376
GNMA (3)	AA+	3.00	01/15/46	920,511	873,917
GNMA (3)	AA+	3.00	03/15/46	3,644,514	3,460,428
GNMA (3)	AA+	3.00	07/15/46	1,975,120	1,875,042
GNMA (3)	AA+	3.00	02/20/47	1,253,706	1,183,909
GNMA (3)	AA+	3.50	02/20/42	354,543	342,452
GNMA (3)	AA+	3.50	07/15/42	898,969	898,152
GNMA (3)	AA+	3.50	11/15/42	286,417	285,628
GNMA (3)	AA+	3.50	03/20/45	1,075,011	1,053,295
GNMA (3)	AA+	3.50	05/20/45	1,034,506	1,020,396
GNMA (3)	AA+	3.50	12/20/50	926,821	902,117
GNMA (3)	AA+	3.70	05/15/42	517,254	522,082
GNMA (3)	AA+	4.00	01/20/41	585,381	590,101
GNMA (3)	AA+	4.00	03/15/41	210,587	214,683
GNMA (3)	AA+	4.00	08/15/41	386,492	396,032
GNMA (3)	AA+	4.00	11/15/41	344,195	352,574
GNMA (3)	AA+	4.00	12/15/41	556,692	564,522
GNMA (3)	AA+	4.00	01/15/42	29,828	30,563
GNMA (3)	AA+	4.00	08/20/42	294,166	299,805
GNMA (3)	AA+	4.00	09/20/50	443,009	442,846
GNMA (3)	AA+	4.25	04/20/41	339,943	343,846

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2022 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
U.S. GOVERNMENT AGENCIES (CONTINUED)
MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
GNMA (3)	AA+	4.29	04/15/41	$14,918	$15,388
GNMA (3)	AA+	4.50	06/20/30	18,131	18,775
GNMA (3)	AA+	4.50	09/15/30	207,561	213,200
GNMA (3)	AA+	4.50	04/20/31	7,685	7,894
GNMA (3)	AA+	4.50	06/20/34	115,876	121,166
GNMA (3)	AA+	4.50	09/15/40	411,319	425,923
GNMA (3)	AA+	4.50	10/15/40	507,683	538,844
GNMA (3)	AA+	4.50	10/20/43	14,370	14,986
GNMA (3)	AA+	5.00	06/20/39	441,698	460,520
GNMA (3)	AA+	5.00	05/15/40	44,321	46,578
GNMA (3)	AA+	5.00	06/20/40	25,034	25,697
GNMA (3)	AA+	5.50	01/15/36	5,547	5,806
GNMA (3)	AA+	6.50	04/15/31	5,409	5,681
GNMA (3)	AA+	6.50	10/15/31	205	222
GNMA (3)	AA+	6.50	12/15/31	9,657	10,143
GNMA (3)	AA+	6.50	05/15/32	13,307	13,976
GNMA (3)	AA+	7.00	05/15/31	228	249
GNMA (3)	AA+	7.00	05/15/32	2,119	2,152

					574,040,233

CORPORATE DEBT (21.5%)
COMMUNICATION SERVICES (1.2%)
AT&T, Inc.	BBB	2.75	06/01/31	10,048,000	8,676,527
Comcast Corp.	A-	3.40	04/01/30	9,395,000	8,815,117
Verizon Communications, Inc.	BBB+	4.02	12/03/29	5,450,000	5,278,433

					22,770,077

CONSUMER DISCRETIONARY (3.5%)
Amazon.com, Inc.	AA	1.20	06/03/27	4,100,000	3,647,989
Amazon.com, Inc.	AA	5.20	12/03/25	4,995,000	5,240,864
AutoZone, Inc.	BBB	3.25	04/15/25	7,363,000	7,223,374
AutoZone, Inc.	BBB	3.75	04/18/29	1,795,000	1,695,815
Best Buy Co., Inc.	BBB+	1.95	10/01/30	3,615,000	2,871,272
Brinker International, Inc.	B	3.88	05/15/23	3,925,000	3,865,811
Brunswick Corp.	BBB-	2.40	08/18/31	7,970,000	5,897,838
Dick’s Sporting Goods, Inc.	BBB	3.15	01/15/32	4,440,000	3,507,938
Dollar General Corp.	BBB	3.25	04/15/23	4,000,000	3,980,304
Harman International Industries, Inc.	A-	4.15	05/15/25	4,970,000	4,994,393
Kohl’s Corp.	BBB-	3.25	02/01/23	1,794,000	1,785,573
Lowe’s Cos., Inc.	BBB+	4.00	04/15/25	3,270,000	3,280,799
Marriott International, Inc.	BBB	3.13	02/15/23	2,935,000	2,927,238
Mattel, Inc.	BB-	3.15	03/15/23	1,960,000	1,930,600
McDonald’s Corp.	BBB+	3.50	07/01/27	4,305,000	4,218,136
O’Reilly Automotive, Inc.	BBB	3.80	09/01/22	3,255,000	3,258,876
Travel + Leisure Co.	BB-	3.90	03/01/23	4,000,000	3,932,726
Whirlpool Corp.	BBB	3.70	05/01/25	1,960,000	1,946,970

					66,206,516

CONSUMER STAPLES (0.6%)
Bunge Ltd. Finance Corp.	BBB	2.75	05/14/31	4,150,000	3,425,324
Church & Dwight Co., Inc.	BBB+	2.88	10/01/22	50,000	49,988
Hormel Foods Corp.	A	1.80	06/11/30	3,600,000	3,018,374
Mead Johnson Nutrition Co.	A-	4.13	11/15/25	1,910,000	1,929,459
Sysco Corp.	BBB	3.75	10/01/25	3,550,000	3,520,901

					11,944,046

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2022 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
CORPORATE DEBT (CONTINUED)
ENERGY (0.6%)
Devon Energy Corp.	BBB	5.85	12/15/25	$2,450,000	$2,550,121
Kinder Morgan Energy Partners LP	BBB	4.30	05/01/24	4,895,000	4,904,887
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	BBB-	5.50	03/01/30	3,100,000	2,957,958

					10,412,966

FINANCIALS (6.3%)
Aflac, Inc.	A-	1.13	03/15/26	4,380,000	3,951,714
Allstate Corp.	A-	0.75	12/15/25	10,375,000	9,336,791
American Express Co.	BBB	3.63	12/05/24	4,895,000	4,866,407
American International Group, Inc.	BBB+	3.75	07/10/25	4,895,000	4,828,570
Bank of America Corp.	A-	3.37	01/23/26	5,160,000	4,997,417
Bank of America Corp.	BBB+	3.95	04/21/25	4,970,000	4,901,926
Block Financial LLC	BBB	5.25	10/01/25	2,985,000	3,035,339
Capital One Financial Corp.	BBB	4.93	05/10/28	3,165,000	3,134,560
Citigroup, Inc.	BBB+	3.79	03/17/33	5,330,000	4,802,293
Citigroup, Inc.	BBB	3.88	03/26/25	4,895,000	4,826,643
Citizens Financial Group, Inc.	BBB	3.75	07/01/24	5,000,000	4,924,324
Fairfax U.S., Inc.†	BBB	4.88	08/13/24	3,475,000	3,465,800
Fifth Third Bancorp	BBB	4.30	01/16/24	4,895,000	4,916,646
Goldman Sachs Group, Inc.	BBB+	3.63	01/22/23	25,000	25,078
JPMorgan Chase & Co.	A-	1.47	09/22/27	6,245,000	5,477,246
JPMorgan Chase & Co.	BBB+	3.88	09/10/24	4,895,000	4,885,386
Kemper Corp.	BBB	3.80	02/23/32	4,500,000	3,976,079
Kemper Corp.	BBB	4.35	02/15/25	1,960,000	1,952,570
Lincoln National Corp.	A-	4.00	09/01/23	3,915,000	3,935,455
M&T Bank Corp.	BBB+	4.00	07/15/24	2,000,000	1,988,931
Mercury General Corp.	BBB	4.40	03/15/27	3,330,000	3,253,061
Old Republic International Corp.	BBB+	3.88	08/26/26	4,895,000	4,757,186
Reinsurance Group of America, Inc.	A	4.70	09/15/23	980,000	988,454
Signet UK Finance PLC	BB-	4.70	06/15/24	4,945,000	4,771,925
Stifel Financial Corp.	BBB-	4.25	07/18/24	1,520,000	1,521,001
Synchrony Financial	BBB-	3.70	08/04/26	2,745,000	2,541,571
Unum Group	BBB	4.00	03/15/24	7,620,000	7,618,062
Voya Financial, Inc.	BBB+	3.65	06/15/26	4,970,000	4,811,319
Wells Fargo & Co.	BBB+	3.53	03/24/28	3,105,000	2,940,892
Wells Fargo & Co.	BBB	4.13	08/15/23	980,000	987,090

					118,419,736

HEALTH CARE (2.9%)
AbbVie, Inc.	BBB+	4.25	11/14/28	8,830,000	8,745,175
Baxter International, Inc.	BBB	2.54	02/01/32	2,697,000	2,276,711
Biogen, Inc.	BBB+	4.05	09/15/25	2,450,000	2,424,749
CVS Health Corp.	BBB	3.75	04/01/30	9,660,000	9,035,554
Elevance Health, Inc.	A	2.88	09/15/29	7,245,000	6,527,118
Elevance Health, Inc.	A	3.30	01/15/23	3,464,000	3,468,731
Evernorth Health, Inc.	A-	3.50	06/15/24	1,960,000	1,946,709
Humana, Inc.	BBB+	3.85	10/01/24	2,935,000	2,930,894
Merck & Co., Inc.	A+	2.15	12/10/31	6,450,000	5,548,171
Owens & Minor, Inc.	BB-	4.38	12/15/24	2,740,000	2,672,847
Quest Diagnostics, Inc.	BBB+	3.50	03/30/25	685,000	674,399
Thermo Fisher Scientific, Inc.	A-	2.00	10/15/31	10,046,000	8,422,433

					54,673,491

INDUSTRIALS (1.3%)
Boeing Co.	BBB-	4.88	05/01/25	4,870,000	4,852,023
Deere & Co.	A	2.75	04/15/25	6,535,000	6,392,034

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2022 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
CORPORATE DEBT (CONTINUED)
INDUSTRIALS (CONTINUED)
General Dynamics Corp.	A-	3.25	04/01/25	$3,235,000	$3,208,150
Hexcel Corp.	BB+	4.95	08/15/25	3,820,000	3,731,210
JB Hunt Transport Svcs., Inc.	BBB+	3.30	08/15/22	75,000	74,997
Verisk Analytics, Inc.	BBB	4.00	06/15/25	5,895,000	5,847,561

					24,105,975

INFORMATION TECHNOLOGY (2.8%)
Apple, Inc.	AA+	2.05	09/11/26	5,750,000	5,413,659
Applied Materials, Inc.	A	3.90	10/01/25	9,920,000	9,981,936
Arrow Electronics, Inc.	BBB-	4.00	04/01/25	980,000	974,196
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	1,160,000	1,164,375
Global Payments, Inc.	BBB-	3.75	06/01/23	4,000,000	3,971,176
Intel Corp.	A+	3.40	03/25/25	2,550,000	2,545,855
Keysight Technologies, Inc.	BBB	4.55	10/30/24	4,895,000	4,957,297
Mastercard, Inc.	A+	3.30	03/26/27	2,300,000	2,260,026
Motorola Solutions, Inc.	BBB-	4.00	09/01/24	980,000	975,542
PayPal Hldgs., Inc.	A-	2.65	10/01/26	9,880,000	9,368,908
QUALCOMM, Inc.	A	4.25	05/20/32	1,785,000	1,817,125
Teledyne Technologies, Inc.	BBB	2.75	04/01/31	10,450,000	8,735,604

					52,165,699

MATERIALS (1.0%)
AptarGroup, Inc.	BBB-	3.60	03/15/32	4,430,000	3,929,332
Eagle Materials, Inc.	BBB	2.50	07/01/31	5,700,000	4,501,832
Sherwin-Williams Co.	BBB	3.95	01/15/26	4,895,000	4,848,891
Southern Copper Corp.	BBB+	3.50	11/08/22	4,000,000	3,998,080
Teck Resources Ltd.	BBB-	3.75	02/01/23	980,000	975,878

					18,254,013

REAL ESTATE (0.9%)
Boston Properties LP	BBB+	3.25	01/30/31	6,488,000	5,564,796
Duke Realty LP	BBB+	1.75	07/01/30	3,906,000	3,194,683
Healthpeak Properties, Inc.	BBB+	3.40	02/01/25	3,670,000	3,609,945
Jones Lang LaSalle, Inc.	BBB+	4.40	11/15/22	4,000,000	4,004,367

					16,373,791

UTILITIES (0.4%)
National Fuel Gas Co.	BBB-	5.20	07/15/25	1,960,000	1,984,237
NextEra Energy Capital Hldgs., Inc.	BBB+	3.55	05/01/27	4,777,000	4,611,861
Southern Co.	BBB	3.25	07/01/26	50,000	47,846

					6,643,944

TOTAL CORPORATE DEBT					401,970,254

SOVEREIGN DEBT (0.1%) Sri Lanka AID	NR	6.59	09/15/28	1,892,809	2,017,243	††

TOTAL LONG-TERM DEBT SECURITIES (Cost: $2,028,427,773) 98.8%					1,851,314,330

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2022 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value

SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.1%)
U.S. Treasury Bill	A-1+	0.95	07/14/22	$11,000,000	$10,996,237
U.S. Treasury Bill	A-1+	1.00	07/19/22	3,500,000	3,498,250
U.S. Treasury Bill	A-1+	1.01	07/05/22	5,000,000	4,999,436

					19,493,923

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $19,493,923) 1.1%					19,493,923

				Shares	Value

COMMON STOCKS:
ENERGY (0.2%)
Diamond Offshore Drilling, Inc.*				102,155	$601,693
Superior Energy Svcs., Inc.*				68,184	1,717,923	††
Valaris Ltd.*				17,882	755,335

					3,074,951

TOTAL COMMON STOCKS (Cost: $10,964,416) 0.2%					3,074,951

		Rate(%)	Maturity	Face Amount	Value

TEMPORARY CASH INVESTMENT (0.1%)
JP Morgan Chase, New York Time Deposit		0.91	07/01/22	$2,238,467	$2,238,467

TOTAL TEMPORARY CASH INVESTMENT (Cost: $2,238,467) 0.1%					2,238,467

TOTAL INVESTMENTS (Cost: $2,061,124,579) 100.2%					1,876,121,671

OTHER NET ASSETS -0.2%					(2,877,039)

NET ASSETS 100.0%					$1,873,244,632

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

June 30, 2022 (Unaudited)

Abbreviations:	ARM = Adjustable Rate Mortgage
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
FRESB = Federal Home Loan Mortgage Corporation Multifamily Securitization Small Loan Balance
GNMA = Government National Mortgage Association
NR = Not Rated

*	Non-income producing security.

**	Ratings as per Standard & Poor’s Corporation (unaudited).

†

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022, the aggregate values of these securities and their percentages of the respective Funds’ net assets were as follows:

Fund	Aggregate Market Value	Percentage of Net Assets
COMPOSITE FUND	$1,749,338	0.9%
INTERNATIONAL FUND	$13,488,904	1.2%
MONEY MARKET FUND	$79,192,086	40.5%
MID-TERM BOND FUND	$4,353,825	0.5%
BOND FUND	$3,465,800	0.2%

††	Level 3 Security.

(1)

This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts. Information on futures contracts outstanding in the Funds as of June 30, 2022, was as follows:

Fund	Number of Contracts	Contract Type	Purchased (P) or Sold (S)	Expiration Date	Underlying Face Amount at Value	Unrealized Gain(Loss)(a)	Face Value of Futures as a % of Total Investments
EQUITY INDEX FUND	332	E-mini S&P 500 Stock Index	P	September 2022	$62,905,700	$(1,600,123)	1.5%
ALL AMERICA FUND	9	E-mini S&P 500 Stock Index	P	September 2022	$1,705,275	$(49,793)	0.6%
MID-CAP EQUITY INDEX FUND	90	E-mini S&P MidCap 400 Stock Index	P	September 2022	$20,412,000	$(1,044,365)	1.3%
INTERNATIONAL FUND	311	MSCI EAFE Stock Index	P	September 2022	$28,870,130	$(216,510)	2.7%

(a)

Includes the cumulative appreciation(depreciation) of futures contracts, which is included in Total Distributable Earnings (Loss) in the Components of Net Assets section of the Statements of Assets and Liabilities. The Receivable or Payable for Daily Variation on Futures Contracts in the Statements of Assets and Liabilities only includes the current day’s variation margin payable or receivable.

(2)	Percentage is less than 0.05%.

(3)	U.S. Government guaranteed security.

MUTUAL OF AMERICA INVESTMENT CORPORATION

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2022 (Unaudited)

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Small Cap Equity Index Fund
ASSETS
Investments at fair value

(Cost:  Equity Index Fund — $2,492,574,645

All America Fund — $221,967,597

Small Cap Value Fund — $431,590,548

Small Cap Growth Fund — $476,927,964

Small Cap Equity Index Fund — $147,110,459

Mid Cap Value Fund — $101,313,166

Mid-Cap Equity Index Fund — $1,428,088,065

Composite Fund — $159,559,335

International Fund — $1,263,459,067

Catholic Values Index Fund — $3,734,614

Retirement Income Fund — $222,646,693

2015 Retirement Fund — $127,987,480

2020 Retirement Fund — $551,724,091

2025 Retirement Fund — $1,096,380,431)

(Notes 1 and 3)	$4,099,299,868	$285,673,344	$460,639,996	$457,282,852	$140,353,022
Cash	862	3,180	652	886	173
Interest and dividends receivable	3,183,809	228,928	407,786	236,529	162,845
Receivable for securities sold	—	80,244	—	2,014,114	—
Shareholder subscriptions receivable	1,478,369	—	98,750	124,606	74,315
Due from the Adviser	—	—	—	—	—
Other receivables	—	—	—	—	—

TOTAL ASSETS	4,103,962,908	285,985,696	461,147,184	459,658,987	140,590,355

LIABILITIES
Payable for securities purchased	4,995,404	75,092	—	1,416,639	126,006
Payable for daily variation on future contracts	518,490	14,287	—	—	—
Shareholder redemptions payable	383,331	273,433	72,840	20,760	65,055
Payable to the Adviser	259,854	97,578	300,877	294,632	8,934
Accrued expenses	733,552	108,503	65,975	54,390	56,218
Other payables	—	—	—	—	42,214

TOTAL LIABILITIES:	6,890,631	568,893	439,692	1,786,421	298,427

NET ASSETS	$4,097,072,277	$285,416,803	$460,707,492	$457,872,566	$140,291,928

NUMBER OF SHARES OUTSTANDING (Note 4)	82,628,793	12,927,746	32,620,984	40,387,516	15,030,559

NET ASSET VALUES, offering and redemption price per share	$49.58	$22.08	$14.12	$11.34	$9.33

COMPONENTS OF NET ASSETS
Paid-in capital	$2,411,603,896	$194,130,268	$400,557,685	$470,563,423	$142,702,708
Total Distributable Earnings (Loss) (Notes 1 and 5)	1,685,468,381	91,286,535	60,149,807	(12,690,857)	(2,410,780)

NET ASSETS	$4,097,072,277	$285,416,803	$460,707,492	$457,872,566	$140,291,928

(a)	The Retirement and Allocation Funds are invested in affiliated investment companies of Mutual of America Investment Corporation.

The accompanying notes are an integral part of these financial statements.

Mid Cap Value Fund	Mid-Cap Equity Index Fund	Composite Fund	International Fund	Catholic Values Index Fund	Retirement Income Fund		2015 Retirement Fund		2020 Retirement Fund		2025 Retirement Fund

$119,450,056	$1,535,166,710	$185,690,604	$1,061,961,592	$3,879,096	$202,693,516	(a)	$119,697,309	(a)	$517,264,053	(a)	$1,032,683,626	(a)
853	471	3,058	31,353	6,736	11,943		3,230		100		100
89,521	1,630,255	436,281	7,267,908	3,374	—		—		—		—
—	—	20,273	19,712,464	—	—		—		—		—
19,327	366,425	13,229	437,689	1,291	—		—		—		—
—	—	—	—	10,305	—		—		—		—
2,139	—	—	—	—	—		—		—		—

119,561,896	1,537,163,861	186,163,445	1,089,411,006	3,900,802	202,705,459		119,700,539		517,264,153		1,032,683,726

—	—	997,779	—	1,695	—		—		—		—
—	196,640	—	144,616	—	—		—		—		—
84,308	228,542	307,846	111,868	—	—		—		—		—
57,291	99,026	62,199	69,349	494	8,394		4,998		21,634		43,247
—	295,326	20,151	197,248	12,999	36,338		19,371		42,144		59,760
—	—	—	—	—	—		—		—		—

141,599	819,534	1,387,975	523,081	15,188	44,732		24,369		63,778		103,007

$119,420,297	$1,536,344,327	$184,775,470	$1,088,887,925	$3,885,614	$202,660,727		$119,676,170		$517,200,375		$1,032,580,719

7,245,481	76,620,429	10,181,820	143,484,219	355,350	18,580,745		14,477,147		49,362,293		86,842,764

$16.48	$20.05	$18.15	$7.59	$10.93	$10.91		$8.27		$10.48		$11.89

$94,309,867	$1,288,425,306	$150,291,788	$1,201,380,502	$3,721,403	$214,799,791		$130,120,081		$522,221,451		$1,042,498,502
25,110,430	247,919,021	34,483,682	(112,492,577)	164,211	(12,139,064)		(10,443,911)		(5,021,076)		(9,917,783)

$119,420,297	$1,536,344,327	$184,775,470	$1,088,887,925	$3,885,614	$202,660,727		$119,676,170		$517,200,375		$1,032,580,719

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

June 30, 2022 (Unaudited)

	2030 Retirement Fund		2035 Retirement Fund		2040 Retirement Fund		2045 Retirement Fund		2050 Retirement Fund
ASSETS
Investments at fair value

(Cost:  2030 Retirement Fund — $1,115,810,953

2035 Retirement Fund — $992,603,300

2040 Retirement Fund — $815,836,159

2045 Retirement Fund — $840,939,295

2050 Retirement Fund — $639,065,102

2055 Retirement Fund — $321,268,224

2060 Retirement Fund — $142,114,913

2065 Retirement Fund — $25,689,352

Conservative Allocation Fund — $183,470,879

Moderate Allocation Fund — $402,735,869

Aggressive Allocation Fund — $310,263,879

Money Market Fund — $200,659,524

Mid-Term Bond Fund — $935,148,038

Bond Fund — $2,061,124,579)

(Notes 1 and 3)	$1,066,630,040	(a)	$946,744,846	(a)	$784,568,383	(a)	$811,127,768	(a)	$609,266,940	(a)
Cash	100		100		100		100		100
Interest and dividends receivable	—		—		—		—		—
Receivable for securities sold	—		—		—		—		—
Shareholder subscriptions receivable	—		—		—		—		—
Due from the Adviser	—		—		—		—		—
Other receivables	—		—		—		—		—

TOTAL ASSETS	1,066,630,140		946,744,946		784,568,483		811,127,868		609,267,040

LIABILITIES
Payable for securities purchased	—		—		—		—		—
Payable for daily variation on future contracts	—		—		—		—		—
Shareholder redemptions payable	—		—		—		—		—
Payable to the Adviser	44,699		39,863		33,041		34,237		25,730
Accrued expenses	59,486		51,378		50,045		51,551		43,949
Other payables	—		—		—		—		—

TOTAL LIABILITIES	104,185		91,241		83,086		85,788		69,679

NET ASSETS	$1,066,525,955		$946,653,705		$784,485,397		$811,042,080		$609,197,361

NUMBER OF SHARES OUTSTANDING (Note 4)	83,524,330		72,185,492		59,626,447		62,706,330		37,093,020

NET ASSET VALUES, offering and redemption price per share	$12.77		$13.11		$13.16		$12.93		$16.42

COMPONENTS OF NET ASSETS
Paid-in capital	$1,059,129,157		$931,430,843		$761,941,032		$782,030,649		$599,279,958
Total Distributable Earnings (Loss) (Notes 1 and 5)	7,396,798		15,222,862		22,544,365		29,011,431		9,917,403

NET ASSETS	$1,066,525,955		$946,653,705		$784,485,397		$811,042,080		$609,197,361

(a)	The Retirement and Allocation Funds are invested in affiliated investment companies of Mutual of America Investment Corporation.

The accompanying notes are an integral part of these financial statements.

2055 Retirement Fund		2060 Retirement Fund		2065 Retirement Fund		Conservative Allocation Fund		Moderate Allocation Fund		Aggressive Allocation Fund		Money Market Fund	Mid-Term Bond Fund	Bond Fund

$294,724,413	(a)	$125,955,536	(a)	$21,489,284	(a)	$171,764,821	(a)	$398,150,371	(a)	$311,079,552	(a)	$200,654,787	$871,618,930	$1,876,121,671
100		100		100		100		100		100		475	208	251
—		—		—		—		—		—		—	3,647,330	8,732,716
—		—		—		—		—		—		—	—	401,752
—		—		—		—		—		—		340,675	183,009	521,020
—		15,353		39,405		—		—		—		—	—	—
—		—		—		—		—		—		—	—	—

294,724,513		125,970,989		21,528,789		171,764,921		398,150,471		311,079,652		200,995,937	875,449,477	1,885,777,410

—		—		—		—		—		—		5,284,232	—	11,011,935
—		—		—		—		—		—		—	—	—
—		—		—		—		—		—		79,617	246,910	736,087
12,378		5,249		881		—		—		—		23,730	286,847	597,313
27,394		32,916		33,440		17,889		25,881		24,707		20,404	116,339	187,443
—		—		—		—		—		—		—	—	—

39,772		38,165		34,321		17,889		25,881		24,707		5,407,983	650,096	12,532,778

$294,684,741		$125,932,824		$21,494,468		$171,747,032		$398,124,590		$311,054,945		$195,587,954	$874,799,381	$1,873,244,632

22,844,535		11,502,922		2,023,203		15,312,755		29,615,436		21,335,446		16,534,122	90,290,147	145,974,222

$12.90		$10.95		$10.62		$11.22		$13.44		$14.58		$11.8294	$9.69	$12.83

$302,625,075		$133,420,152		$24,872,563		$177,173,144		$375,389,999		$288,939,143		$195,544,587	$936,726,309	$2,064,858,281
(7,940,334)		(7,487,328)		(3,378,095)		(5,426,112)		22,734,591		22,115,802		43,367	(61,926,928)	(191,613,649)

$294,684,741		$125,932,824		$21,494,468		$171,747,032		$398,124,590		$311,054,945		$195,587,954	$874,799,381	$1,873,244,632

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2022 (Unaudited)

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Small Cap Equity Index Fund
INVESTMENT INCOME AND EXPENSES
INVESTMENT INCOME
Dividends	$34,725,756	$2,465,226	$4,689,510	$1,637,728	$1,022,356
Non-cash dividends	—	—	—	—	—
Interest	80,165	9,609	20,093	16,673	477

Total investment income	34,805,921	2,474,835	4,709,603	1,654,401	1,022,833

EXPENSES
Investment advisory fees (Note 2)	1,692,733	656,811	2,002,846	2,026,983	51,932

Other operating expenses
Accounting and recordkeeping expenses	456,903	58,767	74,828	81,337	38,219
Shareholders reports	1,255	1,941	1,136	1,275	1,971
Custodian expenses	52,494	26,714	3,566	4,205	9,386
Independent directors’ fees and expenses	109,431	8,074	13,029	13,570	3,248
Professional fees	20,669	20,668	20,668	20,668	20,666
Legal and Compliance	162,732	25,562	24,138	18,574	4,852
Administrative	186,931	13,543	21,778	22,330	5,418
Licenses	450,773	32,658	—	—	13,065
Fees and registration	153,812	20,206	21,132	24,015	12,506

Total operating expenses	1,595,000	208,133	180,275	185,974	109,331

Total expenses before reimbursement	3,287,733	864,944	2,183,121	2,212,957	161,263
Fee waiver and expense reimbursement (Note 2)	—	—	—	—	(60,861)

Net expenses	3,287,733	864,944	2,183,121	2,212,957	100,402

Net Investment Income (Loss)	31,518,188	1,609,891	2,526,482	(558,556)	922,431

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (Note 1)
Net realized gain (loss) on:
Investment securities	48,791,534	12,213,847	15,424,724	3,038,136	2,713,680
Futures contracts (Note 1)	(10,726,634)	(402,822)	—	—	—
Foreign currency translations	—	—	—	—	—

	38,064,900	11,811,025	15,424,724	3,038,136	2,713,680

Change in net unrealized appreciation (depreciation) of:
Investment securities	(1,075,573,327)	(86,435,845)	(96,878,566)	(201,903,255)	(33,351,979)
Futures contracts (Note 1)	(3,073,343)	(127,058)	—	—	—
Foreign currency translations	—	—	—	—	—

	(1,078,646,670)	(86,562,903)	(96,878,566)	(201,903,255)	(33,351,979)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS	(1,040,581,770)	(74,751,878)	(81,453,842)	(198,865,119)	(30,638,299)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,009,063,582)	$(73,141,987)	$(78,927,360)	$(199,423,675)	$(29,715,868)

(a)	The Retirement and Allocation Funds are invested in affiliated funds of Mutual of America Investment Corporation and receive dividend income entirely from these affiliated funds.

(b)

The Retirement and Allocation Funds incur direct investment management expenses of .05% and .00%, respectively. Certain operating expenses that can be attributed only to the Retirement and Allocation Funds were charged directly to those Funds, subject to the Adviser’s agreement to reimburse direct non-advisory operating expenses of any such Fund whose average daily net assets for the prior calendar year was less than $50 million. The Retirement and Allocation Funds will also continue to bear their pro-rata share of the non-advisory operating expenses borne by each of the underlying Funds in which they invest.

(c)	Realized gains and losses for the Retirement and Allocation Funds result from the disposition of shares of the underlying funds.

(d)	The Retirement and Allocation Funds are invested in affiliated funds of Mutual of America Investment Corporation and derive unrealized gains and losses entirely from these affiliated funds.

The accompanying notes are an integral part of these financial statements.

Mid Cap Value Fund	Mid-Cap Equity Index Fund	Composite Fund	International Fund	Catholic Values Index Fund	Retirement Income Fund		2015 Retirement Fund		2020 Retirement Fund		2025 Retirement Fund

$1,350,265	$14,505,983	$1,319,383	$28,067,488	$31,207	$1,316,836	(a)	$843,118	(a)	$4,095,487	(a)	$8,614,549	(a)
—	—	—	3,104,210	—	—		—		—		—
5,816	34,040	879,887	57,592	(19)	—		—		—		—

1,356,081	14,540,023	2,199,270	31,229,290	31,188	1,316,836		843,118		4,095,487		8,614,549

359,504	697,895	402,527	435,881	3,183	52,738	(b)	32,188	(b)	140,429	(b)	276,707	(b)

35,805	210,759	52,078	133,205	18,307	24,111	(b)	24,007	(b)	24,571	(b)	25,284	(b)
1,345	1,841	1,618	1,273	2,001	1,136	(b)	1,273	(b)	1,268	(b)	1,270	(b)
977	30,744	3,169	110,983	28	19,935	(b)	17,612	(b)	39,459	(b)	57,941	(b)
3,172	47,192	4,839	27,984	63	—	(b)	—	(b)	—	(b)	—	(b)
20,668	20,668	20,668	19,623	6,892	19,623	(b)	19,621	(b)	19,621	(b)	19,621	(b)
8,478	70,183	15,456	35,197	173	198	(b)	153	(b)	668	(b)	985	(b)
5,384	79,022	8,105	46,856	179	—	(b)	—	(b)	—	(b)	—	(b)
—	190,557	—	—	—	—	(b)	—	(b)	—	(b)	—	(b)
8,684	45,862	11,223	31,626	5,136	17,422	(b)	8,205	(b)	21,700	(b)	37,161	(b)

84,513	696,828	117,156	406,747	32,779	82,425		70,871		107,287		142,262

444,017	1,394,723	519,683	842,628	35,962	135,163		103,059		247,716		418,969
—	—	—	—	(31,294)	—		—		—		—

444,017	1,394,723	519,683	842,628	4,668	135,163		103,059		247,716		418,969

912,064	13,145,300	1,679,587	30,386,662	26,520	1,181,673		740,059		3,847,771		8,195,580

2,281,363	93,042,879	5,048,869	(7,079,281)	7,626	1,151,458	(c)	1,715,526	(c)	4,525,061	(c)	7,142,270	(c)
—	(5,207,768)	—	(5,999,140)	—	—		—		—		—
—	—	—	(506,661)	—	—		—		—		—

2,281,363	87,835,111	5,048,869	(13,585,082)	7,626	1,151,458		1,715,526		4,525,061		7,142,270

(22,218,236)	(494,453,126)	(36,200,528)	(218,120,631)	(1,075,159)	(25,898,323	)(d)	(18,756,764	)(d)	(88,402,360	)(d)	(186,424,117	)(d)
—	(2,364,883)	—	(623,400)	—	—		—		—		—
—	—	—	(316,301)	—	—		—		—		—

(22,218,236)	(496,818,009)	(36,200,528)	(219,060,332)	(1,075,159)	(25,898,323)		(18,756,764)		(88,402,360)		(186,424,117)

(19,936,873)	(408,982,898)	(31,151,659)	(232,645,414)	(1,067,533)	(24,746,865)		(17,041,238)		(83,877,299)		(179,281,847)

$(19,024,809)	$(395,837,598)	$(29,472,072)	$(202,258,752)	$(1,041,013)	$(23,565,192)		$(16,301,179)		$(80,029,528)		$(171,086,267)

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION

STATEMENTS OF OPERATIONS (Continued)

For the Six Months Ended June 30, 2022 (Unaudited)

	2030 Retirement Fund		2035 Retirement Fund		2040 Retirement Fund		2045 Retirement Fund		2050 Retirement Fund
INVESTMENT INCOME AND EXPENSES
INVESTMENT INCOME
Dividends	$9,218,368	(a)	$8,973,974	(a)	$7,705,153	(a)	$8,168,333	(a)	$6,108,283	(a)
Interest	—		—		—		—		—

Total investment income	9,218,368		8,973,974		7,705,153		8,168,333		6,108,283

EXPENSES
Investment advisory fees (Note 2)	285,094	(b)	254,874	(b)	212,175	(b)	220,162	(b)	164,974	(b)

Other operating expenses
Accounting and recordkeeping expenses	25,341	(b)	27,278	(b)	24,967	(b)	25,016	(b)	24,722	(b)
Shareholders reports	1,280	(b)	1,284	(b)	1,281	(b)	1,283	(b)	1,281	(b)
Custodian expenses	60,883	(b)	50,934	(b)	46,369	(b)	47,623	(b)	39,911	(b)
Independent directors’ fees and expenses	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Professional fees	19,621	(b)	19,621	(b)	19,620	(b)	19,621	(b)	19,620	(b)
Legal and Compliance	968	(b)	803	(b)	662	(b)	715	(b)	501	(b)
Administrative	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Licenses	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Fees and registration	37,379	(b)	33,692	(b)	30,804	(b)	30,705	(b)	27,305	(b)

Total operating expenses	145,472		133,612		123,703		124,963		113,340

Total expenses before reimbursement	430,566		388,486		335,878		345,125		278,314
Fee waiver and expense reimbursement (Note 2)	—		—		—		—		—

Net expenses	430,566		388,486		335,878		345,125		278,314

Net Investment Income (Loss)	8,787,802		8,585,488		7,369,275		7,823,208		5,829,969

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (Note 1)
Net realized gain (loss) on:
Investment securities	4,775,466	(c)	6,702,721	(c)	6,430,346	(c)	7,723,843	(c)	918,163	(c)
Futures contracts (Note 1)	—		—		—		—		—
Foreign currency translations	—		—		—		—		—

	4,775,466		6,702,721		6,430,346		7,723,843		918,163

Change in net unrealized appreciation (depreciation) of:
Investment securities	(207,808,753	)(d)	(209,860,169	)(d)	(180,361,322	)(d)	(192,451,345	)(d)	(140,856,321	)(d)
Futures contracts (Note 1)	—		—		—		—		—
Foreign currency translations	—		—		—		—		—

	(207,808,753)		(209,860,169)		(180,361,322)		(192,451,345)		(140,856,321)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS	(203,033,287)		(203,157,448)		(173,930,976)		(184,727,502)		(139,938,158)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(194,245,485)		$(194,571,960)		$(166,561,701)		$(176,904,294)		$(134,108,189)

(a)	The Retirement and Allocation Funds are invested in affiliated funds of Mutual of America Investment Corporation and receive dividend income entirely from these affiliated funds.
(b)

The Retirement and Allocation Funds incur direct investment management expenses of .05% and .00%, respectively. Certain operating expenses that can be attributed only to the Retirement and Allocation Funds were charged directly to those Funds, subject to the Adviser’s agreement to reimburse direct non-advisory operating expenses of any such Fund whose average daily net assets for the prior calendar year was less than $50 million. The Retirement and Allocation Funds will also continue to bear their pro-rata share of the non-advisory operating expenses borne by each of the underlying Funds in which they invest.

(c)	Realized gains and losses for the Retirement and Allocation Funds result from the disposition of shares of the underlying funds.
(d)	The Retirement and Allocation Funds are invested in affiliated funds of Mutual of America Investment Corporation and derive unrealized gains and losses entirely from these affiliated funds.

The accompanying notes are an integral part of these financial statements.

2055 Retirement Fund		2060 Retirement Fund		2065 Retirement Fund		Conservative Allocation Fund		Moderate Allocation Fund		Aggressive Allocation Fund		Money Market Fund	Mid-Term Bond Fund	Bond Fund

$2,952,078	(a)	$1,278,011	(a)	$217,661	(a)	$1,324,005	(a)	$3,551,327	(a)	$2,986,168	(a)	$—	$—	$—
—		—		—		—		—		—		350,919	7,626,755	21,355,885

2,952,078		1,278,011		217,661		1,324,005		3,551,327		2,986,168		350,919	7,626,755	21,355,885

77,580	(b)	31,863	(b)	4,919	(b)	—	(b)	—	(b)	—	(b)	137,140	1,736,753	3,642,847

24,256	(b)	24,010	(b)	18,163	(b)	24,005	(b)	24,417	(b)	24,299	(b)	33,221	106,180	206,627
1,280	(b)	1,280	(b)	1,668	(b)	1,189	(b)	1,185	(b)	1,189	(b)	2,341	1,809	2,349
26,853	(b)	20,068	(b)	13,915	(b)	17,620	(b)	26,797	(b)	26,082	(b)	1,783	8,040	16,148
—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	4,228	20,129	42,331
19,620	(b)	19,620	(b)	19,620	(b)	19,623	(b)	19,623	(b)	21,028	(b)	18,919	19,623	19,623
174	(b)	61	(b)	10	(b)	182	(b)	438	(b)	331	(b)	5,622	28,230	55,230
—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	4,708	33,908	70,239
—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	—	—
22,971	(b)	14,827	(b)	8,219	(b)	9,252	(b)	12,710	(b)	12,022	(b)	16,040	28,129	38,481

95,154		79,866		61,595		71,871		85,170		84,951		86,862	246,048	451,028

172,734		111,729		66,514		71,871		85,170		84,951		224,002	1,982,801	4,093,875
—		—		(61,595)		—		—		—		—	—	—

172,734		111,729		4,919		71,871		85,170		84,951		224,002	1,982,801	4,093,875

2,779,344		1,166,282		212,742		1,252,134		3,466,157		2,901,217		126,917	5,643,954	17,262,010

1,390,135	(c)	1,241,826	(c)	(186,038	)(c)	712,175	(c)	3,292,496	(c)	4,331,958	(c)	(157)	330,927	(9,504,572)
—		—		—		—		—		—		—	—	—
—		—		—		—		—		—		—	—	—

1,390,135		1,241,826		(186,038)		712,175		3,292,496		4,331,958		(157)	330,927	(9,504,572)

(68,036,358	)(d)	(28,796,525	)(d)	(4,173,236	)(d)	(26,053,022	)(d)	(79,547,441	)(d)	(74,870,711	)(d)	(4,737)	(60,211,364)	(199,884,935)
—		—		—		—		—		—		—	—	—
—		—		—		—		—		—		—	—	—

(68,036,358)		(28,796,525)		(4,173,236)		(26,053,022)		(79,547,441)		(74,870,711)		(4,737)	(60,211,364)	(199,884,935)

(66,646,223)		(27,554,699)		(4,359,274)		(25,340,847)		(76,254,945)		(70,538,753)		(4,894)	(59,880,437)	(209,389,507)

$(63,866,879)		$(26,388,417)		$(4,146,532)		$(24,088,713)		$(72,788,788)		$(67,637,536)		$122,023	$(54,236,483)	$(192,127,497)

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION

STATEMENTS OF CHANGES IN NET ASSETS

	Equity Index Fund		All America Fund
	For the Six Months Ended June 30, 2022 (Unaudited)	For the Year Ended December 31, 2021	For the Six Months Ended June 30, 2022 (Unaudited)	For the Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$31,518,188	$55,676,909	$1,609,891	$3,169,290
Net realized gain (loss) on investments and futures contracts	38,064,900	203,128,598	11,811,025	45,115,237
Change in net unrealized appreciation (depreciation) of investments and futures contracts	(1,078,646,670)	834,757,538	(86,562,903)	34,836,849

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,009,063,582)	1,093,563,045	(73,141,987)	83,121,376

DISTRIBUTIONS (Notes 1 and 5)
From Distributable Earnings	(27,846,940)	(242,994,218)	(1,396,719)	(35,961,072)

Total distributions	(27,846,940)	(242,994,218)	(1,396,719)	(35,961,072)

CAPITAL TRANSACTIONS (Note 4)
Net proceeds from sale of shares	293,920,268	630,621,733	3,364,345	21,551,560
Dividends reinvested	27,846,037	242,985,966	1,396,319	35,952,399
Cost of shares redeemed	(179,295,474)	(446,727,106)	(19,224,867)	(50,188,312)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS	142,470,831	426,880,593	(14,464,203)	7,315,647

INCREASE (DECREASE) IN NET ASSETS	(894,439,691)	1,277,449,420	(89,002,909)	54,475,951
NET ASSETS, BEGINNING OF PERIOD	4,991,511,968	3,714,062,548	374,419,712	319,943,761

NET ASSETS, END OF PERIOD	$4,097,072,277	$4,991,511,968	$285,416,803	$374,419,712

OTHER INFORMATION (Note 4):
Shares outstanding at the beginning of period	79,982,941	72,617,764	13,500,649	13,230,675

Shares sold	5,278,243	10,887,031	132,812	753,416
Shares issued as reinvestment of dividends	545,466	4,025,477	60,762	1,323,948
Shares redeemed	(3,177,857)	(7,547,331)	(766,477)	(1,807,390)

Net Increase (decrease)	2,645,852	7,365,177	(572,903)	269,974

Shares outstanding at the end of period	82,628,793	79,982,941	12,927,746	13,500,649

The accompanying notes are an integral part of these financial statements.

Small Cap Value Fund		Small Cap Growth Fund		Small Cap Equity Index Fund		Mid Cap Value Fund		Mid-Cap Equity Index Fund
For the Six Months Ended June 30, 2022 (Unaudited)	For the Year Ended December 31, 2021	For the Six Months Ended June 30, 2022 (Unaudited)	For the Year Ended December 31, 2021	For the Six Months Ended June 30, 2022 (Unaudited)	For the Year Ended December 31, 2021	For the Six Months Ended June 30, 2022 (Unaudited)	For the Year Ended December 31, 2021	For the Six Months Ended June 30, 2022 (Unaudited)	For the Year Ended December 31, 2021

$2,526,482	$5,645,023	$(558,556)	$(1,675,655)	$922,431	$1,763,037	$912,064	$1,678,437	$13,145,300	$24,834,831
15,424,724	91,970,648	3,038,136	111,174,573	2,713,680	20,608,774	2,281,363	12,682,385	87,835,111	279,514,843
(96,878,566)	49,877,797	(201,903,255)	(43,094,161)	(33,351,979)	7,090,640	(22,218,236)	17,071,365	(496,818,009)	130,296,309

(78,927,360)	147,493,468	(199,423,675)	66,404,757	(29,715,868)	29,462,451	(19,024,809)	31,432,187	(395,837,598)	434,645,983

(2,306,665)	(40,135,620)	—	(105,443,054)	(746,313)	(20,275,131)	(801,142)	(9,993,931)	(11,416,992)	(257,518,766)

(2,306,665)	(40,135,620)	—	(105,443,054)	(746,313)	(20,275,131)	(801,142)	(9,993,931)	(11,416,992)	(257,518,766)

15,719,311	70,193,019	14,490,095	66,153,279	36,621,331	64,351,125	16,222,405	28,792,535	81,365,607	208,074,838
2,306,553	40,133,649	—	105,443,019	746,313	20,275,131	801,142	9,993,931	11,416,512	257,507,697
(56,209,664)	(109,991,877)	(30,351,515)	(126,473,415)	(9,389,809)	(58,214,615)	(8,904,803)	(18,629,960)	(267,526,995)	(380,171,782)

(38,183,800)	334,791	(15,861,420)	45,122,883	27,977,835	26,411,641	8,118,744	20,156,506	(174,744,876)	85,410,753

(119,417,825)	107,692,639	(215,285,095)	6,084,586	(2,484,346)	35,598,961	(11,707,207)	41,594,762	(581,999,466)	262,537,970
580,125,317	472,432,678	673,157,661	667,073,075	142,776,274	107,177,313	131,127,504	89,532,742	2,118,343,793	1,855,805,823

$460,707,492	$580,125,317	$457,872,566	$673,157,661	$140,291,928	$142,776,274	$119,420,297	$131,127,504	$1,536,344,327	$2,118,343,793

35,118,423	35,115,373	41,508,728	38,046,457	12,322,568	9,975,863	6,825,903	5,764,324	84,330,880	80,440,238

1,002,640	4,244,420	1,081,725	3,479,903	3,529,332	5,070,974	870,004	1,516,493	3,551,806	7,784,589
153,463	2,506,842	—	6,704,131	75,922	1,805,561	45,963	538,613	538,261	10,565,990
(3,653,542)	(6,748,212)	(2,202,937)	(6,721,763)	(897,263)	(4,529,830)	(496,389)	(993,527)	(11,800,518)	(14,459,937)

(2,497,439)	3,050	(1,121,212)	3,462,271	2,707,991	2,346,705	419,578	1,061,579	(7,710,451)	3,890,642

32,620,984	35,118,423	40,387,516	41,508,728	15,030,559	12,322,568	7,245,481	6,825,903	76,620,429	84,330,880

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Composite Fund		International Fund
	For the Six Months Ended June 30, 2022 (Unaudited)	For the Year Ended December 31, 2021	For the Six Months Ended June 30, 2022 (Unaudited)	For the Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$1,679,587	$3,157,621	$30,386,662	$22,676,620
Net realized gain (loss) on investments and futures contracts	5,048,869	10,018,834	(13,585,082)	207,617,117
Change in net unrealized appreciation (depreciation) of investments and futures contracts	(36,200,528)	18,110,882	(219,060,332)	(128,159,264)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(29,472,072)	31,287,337	(202,258,752)	102,134,473

DISTRIBUTIONS (Notes 1 and 5)
From Distributable Earnings	(1,461,529)	(10,995,338)	(27,617,080)	(118,846,144)

Total distributions	(1,461,529)	(10,995,338)	(27,617,080)	(118,846,144)

CAPITAL TRANSACTIONS (Note 4)
Net proceeds from sale of shares	4,069,407	13,189,190	126,366,332	230,652,095
Dividends reinvested	1,461,539	10,995,328	27,617,080	118,846,144
Cost of shares redeemed	(7,900,141)	(17,696,981)	(38,030,400)	(70,392,826)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS	(2,369,195)	6,487,537	115,953,012	279,105,413

INCREASE (DECREASE) IN NET ASSETS	(33,302,796)	26,779,536	(113,922,820)	262,393,742
NET ASSETS, BEGINNING OF PERIOD	218,078,266	191,298,730	1,202,810,745	940,417,003

NET ASSETS, END OF PERIOD	$184,775,470	$218,078,266	$1,088,887,925	$1,202,810,745

OTHER INFORMATION (Note 4):
Shares outstanding at the beginning of period	10,298,831	9,984,951	129,918,710	100,642,322

Shares sold	204,022	637,935	14,462,957	23,352,619
Shares issued as reinvestment of dividends	78,789	528,353	3,491,413	13,050,626
Shares redeemed	(399,822)	(852,408)	(4,388,861)	(7,126,857)

Net Increase (decrease)	(117,011)	313,880	13,565,509	29,276,388

Shares outstanding at the end of period	10,181,820	10,298,831	143,484,219	129,918,710

(a)

In 2021, the Fund had accrued a non-recurring capital contribution from Mutual of America Capital Management LLC of $410,599 to reflect the estimated lost opportunity cost arising when a portion of the portfolio was uninvested. The 2022 amount disclosed includes adjustments to the prior accrual to record the final settlement amount of the capital contribution accrued as of December 31, 2021.

The accompanying notes are an integral part of these financial statements.

Catholic Values Index Fund		Retirement Income Fund		2015 Retirement Fund		2020 Retirement Fund		2025 Retirement Fund
For the Six Months Ended June 30, 2022 (Unaudited)	For the Year Ended December 31, 2021	For the Six Months Ended June 30, 2022 (Unaudited)	For the Year Ended December 31, 2021	For the Six Months Ended June 30, 2022 (Unaudited)	For the Year Ended December 31, 2021	For the Six Months Ended June 30, 2022 (Unaudited)	For the Year Ended December 31, 2021	For the Six Months Ended June 30, 2022 (Unaudited)	For the Year Ended December 31, 2021

$26,520	$44,932	$1,181,673	$2,471,494	$740,059	$1,768,048	$3,847,771	$7,897,617	$8,195,580	$14,342,551
7,626	55,115	1,151,458	8,348,098	1,715,526	9,248,151	4,525,061	46,329,497	7,142,270	80,782,114
(1,075,159)	879,011	(25,898,323)	409,403	(18,756,764)	(466,636)	(88,402,360)	2,470,047	(186,424,117)	28,859,205

(1,041,013)	979,058	(23,565,192)	11,228,995	(16,301,179)	10,549,563	(80,029,528)	56,697,161	(171,086,267)	123,983,870

(22,883)	(101,804)	(1,193,372)	(8,892,185)	(748,946)	(16,637,227)	(3,868,683)	(40,224,129)	(8,230,617)	(72,513,821)

(22,883)	(101,804)	(1,193,372)	(8,892,185)	(748,946)	(16,637,227)	(3,868,683)	(40,224,129)	(8,230,617)	(72,513,821)

349,005	236,296	18,160,105	52,213,839	4,085,731 (a)	12,258,619 (a)	18,954,326	43,652,920	51,120,142	126,192,454
22,883	101,803	1,193,372	8,892,184	748,946	16,637,214	3,868,587	40,224,177	8,230,617	72,513,741
(859)	(195)	(15,654,104)	(32,312,844)	(8,620,876)	(22,098,034)	(42,829,105)	(73,701,015)	(50,261,043)	(67,718,261)

371,029	337,904	3,699,373	28,793,179	(3,786,199)	6,797,799	(20,006,192)	10,176,082	9,089,716	130,987,934

(692,867)	1,215,158	(21,059,191)	31,129,989	(20,836,324)	710,135	(103,904,403)	26,649,114	(170,227,168)	182,457,983
4,578,481	3,363,323	223,719,918	192,589,929	140,512,494	139,802,359	621,104,778	594,455,664	1,202,807,887	1,020,349,904

$3,885,614	$4,578,481	$202,660,727	$223,719,918	$119,676,170	$140,512,494	$517,200,375	$621,104,778	$1,032,580,719	$1,202,807,887

325,700	301,135	18,254,992	15,926,251	14,861,652	14,119,917	51,097,902	50,203,998	86,096,717	76,786,323

27,698	16,992	1,572,365	4,219,877	505,528	1,158,254	1,687,940	3,527,159	3,949,963	8,918,442
2,023	7,587	110,191	726,833	91,224	1,750,775	370,554	3,307,226	693,397	5,211,134
(71)	(14)	(1,356,803)	(2,617,969)	(981,257)	(2,167,294)	(3,794,103)	(5,940,481)	(3,897,313)	(4,819,182)

29,650	24,565	325,753	2,328,741	(384,505)	741,735	(1,735,609)	893,904	746,047	9,310,394

355,350	325,700	18,580,745	18,254,992	14,477,147	14,861,652	49,362,293	51,097,902	86,842,764	86,096,717

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	2030 Retirement Fund		2035 Retirement Fund
	For the Six Months Ended June 30, 2022 (Unaudited)	For the Year Ended December 31, 2021	For the Six Months Ended June 30, 2022 (Unaudited)	For the Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$8,787,802	$13,835,531	$8,585,488	$12,221,239
Net realized gain (loss) on investments and futures contracts	4,775,466	85,324,397	6,702,721	82,429,431
Change in net unrealized appreciation (depreciation) of investments and futures contracts	(207,808,753)	54,751,574	(209,860,169)	61,221,396

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(194,245,485)	153,911,502	(194,571,960)	155,872,066

DISTRIBUTIONS (Notes 1 and 5)
From Distributable Earnings	(8,823,943)	(72,519,277)	(8,618,452)	(60,726,019)

Total distributions	(8,823,943)	(72,519,277)	(8,618,452)	(60,726,019)

CAPITAL TRANSACTIONS (Note 4)
Net proceeds from sale of shares	59,871,177	140,945,047	64,952,390	141,579,441
Dividends reinvested	8,823,943	72,519,276	8,618,452	60,726,019
Cost of shares redeemed	(29,761,930)	(45,542,303)	(24,868,679)	(42,732,339)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS	38,933,190	167,922,020	48,702,163	159,573,121

INCREASE (DECREASE) IN NET ASSETS	(164,136,238)	249,314,245	(154,488,249)	254,719,168
NET ASSETS, BEGINNING OF PERIOD	1,230,662,193	981,347,948	1,101,141,954	846,422,786

NET ASSETS, END OF PERIOD	$1,066,525,955	$1,230,662,193	$946,653,705	$1,101,141,954

OTHER INFORMATION (Note 4):
Shares outstanding at the beginning of period	80,707,269	69,679,174	68,807,569	58,765,329

Shares sold	4,247,264	9,224,072	4,417,022	8,909,667
Shares issued as reinvestment of dividends	690,449	4,795,538	654,898	3,844,043
Shares redeemed	(2,120,652)	(2,991,515)	(1,693,997)	(2,711,470)

Net Increase (decrease)	2,817,061	11,028,095	3,377,923	10,042,240

Shares outstanding at the end of period	83,524,330	80,707,269	72,185,492	68,807,569

The accompanying notes are an integral part of these financial statements.

2040 Retirement Fund		2045 Retirement Fund		2050 Retirement Fund		2055 Retirement Fund		2060 Retirement Fund
For the Six Months Ended June 30, 2022 (Unaudited)	For the Year Ended December 31, 2021	For the Six Months Ended June 30, 2022 (Unaudited)	For the Year Ended December 31, 2021	For the Six Months Ended June 30, 2022 (Unaudited)	For the Year Ended December 31, 2021	For the Six Months Ended June 30, 2022 (Unaudited)	For the Year Ended December 31, 2021	For the Six Months Ended June 30, 2022 (Unaudited)	For the Year Ended December 31, 2021

$7,369,275	$10,082,773	$7,823,208	$10,148,542	$5,829,969	$7,485,024	$2,779,344	$3,214,289	$1,166,282	$1,247,042
6,430,346	80,364,732	7,723,843	89,159,452	918,163	61,931,032	1,390,135	27,028,897	1,241,826	11,751,768

(180,361,322)	54,845,275	(192,451,345)	55,263,833	(140,856,321)	46,655,659	(68,036,358)	20,261,616	(28,796,525)	5,196,328

(166,561,701)	145,292,780	(176,904,294)	154,571,827	(134,108,189)	116,071,715	(63,866,879)	50,504,802	(26,388,417)	18,195,138

(7,397,329)	(60,303,681)	(7,851,986)	(67,410,365)	(5,853,272)	(42,920,507)	(2,794,177)	(17,476,074)	(1,239,212)	(7,148,245)

(7,397,329)	(60,303,681)	(7,851,986)	(67,410,365)	(5,853,272)	(42,920,507)	(2,794,177)	(17,476,074)	(1,239,212)	(7,148,245)

49,587,424	107,205,422	51,172,913	100,357,118	41,277,318	92,838,414	37,818,431	68,045,914	24,770,844	44,933,830
7,397,329	60,303,681	7,851,987	67,410,365	5,853,272	42,920,475	2,794,177	17,476,074	1,239,212	7,148,245
(23,965,329)	(34,857,331)	(20,081,325)	(31,415,886)	(15,428,387)	(27,218,319)	(9,087,310)	(8,500,846)	(2,747,430)	(5,211,682)

33,019,424	132,651,772	38,943,575	136,351,597	31,702,203	108,540,570	31,525,298	77,021,142	23,262,626	46,870,393

(140,939,606)	217,640,871	(145,812,705)	223,513,059	(108,259,258)	181,691,778	(35,135,758)	110,049,870	(4,365,003)	57,917,286
925,425,003	707,784,132	956,854,785	733,341,726	717,456,619	535,764,841	329,820,499	219,770,629	130,297,827	72,380,541

$784,485,397	$925,425,003	$811,042,080	$956,854,785	$609,197,361	$717,456,619	$294,684,741	$329,820,499	$125,932,824	$130,297,827

57,286,669	49,008,583	59,930,841	51,349,800	35,318,488	29,903,295	20,628,628	15,724,944	9,594,249	6,098,095

3,377,934	6,659,929	3,524,607	6,282,162	2,235,838	4,627,732	2,608,217	4,334,405	2,016,533	3,356,560
559,133	3,779,500	603,071	4,270,949	353,886	2,144,103	214,937	1,111,407	112,146	535,001
(1,597,289)	(2,161,343)	(1,352,189)	(1,972,070)	(815,192)	(1,356,642)	(607,247)	(542,128)	(220,006)	(395,407)

2,339,778	8,278,086	2,775,489	8,581,041	1,774,532	5,415,193	2,215,907	4,903,684	1,908,673	3,496,154

59,626,447	57,286,669	62,706,330	59,930,841	37,093,020	35,318,488	22,844,535	20,628,628	11,502,922	9,594,249

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	2065 Retirement Fund		Conservative Allocation Fund
	For the Six Months Ended June 30, 2022 (Unaudited)	For the Year Ended December 31, 2021	For the Six Months Ended June 30, 2022 (Unaudited)	For the Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$212,742	$140,337	$1,252,134	$2,663,383
Net realized gain (loss) on investments and futures contracts	(186,038)	1,601,285	712,175	13,106,619
Change in net unrealized appreciation (depreciation) of investments and futures contracts	(4,173,236)	(180,693)	(26,053,022)	(1,210,700)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(4,146,532)	1,560,929	(24,088,713)	14,559,302

DISTRIBUTIONS (Notes 1 and 5)
From Distributable Earnings	(213,205)	(798,991)	(1,258,493)	(11,828,438)

Total distributions	(213,205)	(798,991)	(1,258,493)	(11,828,438)

CAPITAL TRANSACTIONS (Note 4)
Net proceeds from sale of shares	9,313,686	14,789,318	6,837,452	18,231,133
Dividends reinvested	213,205	798,991	1,258,493	11,828,438
Cost of shares redeemed	(939,532)	(2,188,183)	(11,808,998)	(20,315,447)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS	8,587,359	13,400,126	(3,713,053)	9,744,124

INCREASE (DECREASE) IN NET ASSETS	4,227,622	14,162,064	(29,060,259)	12,474,988
NET ASSETS, BEGINNING OF PERIOD	17,266,846	3,104,782	200,807,291	188,332,303

NET ASSETS, END OF PERIOD	$21,494,468	$17,266,846	$171,747,032	$200,807,291

OTHER INFORMATION (Note 4):
Shares outstanding at the beginning of period	1,308,482	271,146	15,617,735	14,861,052

Shares sold	774,993	1,143,853	569,046	1,390,281
Shares issued as reinvestment of dividends	19,889	61,824	112,869	919,044
Shares redeemed	(80,161)	(168,341)	(986,895)	(1,552,642)

Net Increase (decrease)	714,721	1,037,336	(304,980)	756,683

Shares outstanding at the end of period	2,023,203	1,308,482	15,312,755	15,617,735

The accompanying notes are an integral part of these financial statements.

Moderate Allocation Fund		Aggressive Allocation Fund		Money Market Fund		Mid-Term Bond Fund		Bond Fund
For the Six Months Ended June 30, 2022 (Unaudited)	For the Year Ended December 31, 2021	For the Six Months Ended June 30, 2022 (Unaudited)	For the Year Ended December 31, 2021	For the Six Months Ended June 30, 2022 (Unaudited)	For the Year Ended December 31, 2021	For the Six Months Ended June 30, 2022 (Unaudited)	For the Year Ended December 31, 2021	For the Six Months Ended June 30, 2022 (Unaudited)	For the Year Ended December 31, 2021

$3,466,157	$6,336,806	$2,901,217	$4,497,212	$126,917	$(295,996)	$5,643,954	$10,801,409	$17,262,010	$30,896,440
3,292,496	46,560,069	4,331,958	43,362,347	(157)	251	330,927	5,885,928	(9,504,572)	13,764,131
(79,547,441)	9,143,168	(74,870,711)	12,981,339	(4,737)	—	(60,211,364)	(34,332,267)	(199,884,935)	(90,223,096)

(72,788,788)	62,040,043	(67,637,536)	60,840,898	122,023	(295,745)	(54,236,483)	(17,644,930)	(192,127,497)	(45,562,525)

(3,473,679)	(36,972,663)	(2,908,733)	(39,180,662)	(72,191)	—	(4,655,625)	(16,840,881)	(14,109,276)	(44,496,157)

(3,473,679)	(36,972,663)	(2,908,733)	(39,180,662)	(72,191)	—	(4,655,625)	(16,840,881)	(14,109,276)	(44,496,157)

6,882,482	18,844,093	5,454,717	21,119,419	63,884,953	115,507,732	106,866,455	183,293,118	220,310,687	488,695,431
3,473,679	36,972,663	2,908,733	39,180,662	72,181	—	4,655,624	16,840,881	14,106,129	44,486,141
(23,193,673)	(37,399,631)	(17,139,593)	(28,737,119)	(41,623,779)	(64,362,964)	(43,376,366)	(129,344,184)	(203,694,261)	(267,793,837)

(12,837,512)	18,417,125	(8,776,143)	31,562,962	22,333,355	51,144,768	68,145,713	70,789,815	30,722,555	265,387,735

(89,099,979)	43,484,505	(79,322,412)	53,223,198	22,383,187	50,849,023	9,253,605	36,304,004	(175,514,218)	175,329,053
487,224,569	443,740,064	390,377,357	337,154,159	173,204,767	122,355,744	865,545,776	829,241,772	2,048,758,850	1,873,429,797

$398,124,590	$487,224,569	$311,054,945	$390,377,357	$195,587,954	$173,204,767	$874,799,381	$865,545,776	$1,873,244,632	$2,048,758,850

30,481,824	29,300,241	21,851,624	20,068,269	14,644,716	10,323,603	83,549,456	76,820,349	143,116,787	124,823,606

460,027	1,168,456	336,694	1,143,715	5,404,389	9,757,870	10,652,808	17,349,137	16,694,917	33,602,801
258,458	2,321,482	198,413	2,200,396	6,107	—	468,563	1,605,385	1,053,166	3,071,975
(1,584,873)	(2,308,355)	(1,051,285)	(1,560,756)	(3,521,090)	(5,436,757)	(4,380,680)	(12,225,415)	(14,890,648)	(18,381,595)

(866,388)	1,181,583	(516,178)	1,783,355	1,889,406	4,321,113	6,740,691	6,729,107	2,857,435	18,293,181

29,615,436	30,481,824	21,335,446	21,851,624	16,534,122	14,644,716	90,290,147	83,549,456	145,974,222	143,116,787

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the six months ended June 30, 2022 and the five years ended December 31, 2021 (or since the Fund’s inception date if in existence less than five years) and other supplementary data with respect to each Fund are presented below and in the pages following:

	Equity Index Fund
	Six Months Ended June 30, 2022 (Unaudited)		Years Ended December 31,
			2021	2020(f)	2019(f)	2018(f)	2017(f)

Net Asset Value, Beginning of Period	$62.41		$51.15	$47.89	$37.75	$41.04	$34.92

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.38		0.73	0.92	0.81	0.74	0.66
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	(12.87)		13.70	7.52	10.88	(2.41)	6.82

Total From Investment Operations	(12.49)		14.43	8.44	11.69	(1.67)	7.48

Less Distributions
From Net Investment Income	(0.34)		(0.70)	(1.68)	(0.74)	(0.67)	(0.62)
From Net Realized Gains	—		(2.47)	(3.50)	(0.81)	(0.95)	(0.74)

Total Distributions	(0.34)		(3.17)	(5.18)	(1.55)	(1.62)	(1.36)

Net Asset Value, End of Period	$49.58		$62.41	$51.15	$47.89	$37.75	$41.04

Total Return (%)(i)	(20.03	)(b)	28.50	18.20	31.31	(4.56)	21.65
Net Assets, End of Period ($ millions)	4,097		4,992	3,714	3,478	2,629	2,712
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	1.40	(c)	1.27	1.72	1.90	1.83	1.85
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.15	(c)	0.13	0.15	0.13	0.13	0.14
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.15	(c)	0.13	0.15	0.13	0.13	0.13 (e)
Portfolio Turnover Rate (%)(a)	1.72	(b)	7.01	5.77	3.01	3.48	5.23

(a)	Portfolio turnover rate excludes all short-term securities.

(b)	Not annualized.

(c)	Annualized.

(d)	Allocation and Retirement Funds exclude expenses of the underlying funds.

(e)	Includes one time reimbursement from Adviser for non-advisory operating expenses (Note 2).

(f)

On September 25, 2020, the Mutual of America Investment Corporation Funds, with the exception of the Catholic Values Index Fund which commenced operations on September 30, 2020, had a 1 for 10 reverse share split. Historical net asset value per share and per share activity have been adjusted to reflect the split on a retroactive basis (Note 4).

(g)	For the period July 2, 2018 (commencement of operations) through December 31, 2018.

(h)	Amount is less than $0.005 per share.

(i)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. The total return for 2017 for the Funds subject to the one time reimbursement from the Adviser (Note 2) includes the impact of this reimbursement which was determined not to be material. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(j)	International Fund excludes the expenses of its ETF investments.

(k)	Amount is less than $0.00005 per share.

(l)	For the period September 30, 2020 (commencement of operations) through December 31, 2020.

(m)	For the period August 3, 2020 (commencement of operations) through December 31, 2020.

NA	= Not Applicable.

The accompanying notes are an integral part of these financial statements.

All America Fund							Small Cap Value Fund
Six Months Ended June 30, 2022 (Unaudited)		Years Ended December 31,					Six Months Ended June 30, 2022 (Unaudited)		Years Ended December 31,
		2021	2020(f)	2019(f)	2018(f)	2017(f)			2021	2020(f)	2019(f)	2018(f)	2017(f)

$27.73		$24.18	$24.24	$20.50	$23.83	$22.91	$16.52		$13.45	$15.11	$13.58	$17.35	$16.88

0.13		0.25	0.34	0.35	0.32	0.32	0.08		0.17	0.23	0.23	0.18	0.28
(5.67)		6.18	3.31	5.31	(2.04)	3.96	(2.41)		4.12	(1.03)	2.30	(2.42)	1.11

(5.54)		6.43	3.65	5.66	(1.72)	4.28	(2.33)		4.29	(0.80)	2.53	(2.24)	1.39

(0.11)		(0.20)	(0.63)	(0.30)	(0.31)	(0.31)	(0.07)		(0.09)	(0.41)	(0.13)	(0.25)	(0.10)
—		(2.68)	(3.08)	(1.62)	(1.30)	(3.05)	—		(1.13)	(0.45)	(0.87)	(1.28)	(0.82)

(0.11)		(2.88)	(3.71)	(1.92)	(1.61)	(3.36)	(0.07)		(1.22)	(0.86)	(1.00)	(1.53)	(0.92)

$22.08		$27.73	$24.18	$24.24	$20.50	$23.83	$14.12		$16.52	$13.45	$15.11	$13.58	$17.35

(20.00	)(b)	27.07	16.78	28.36	(8.27)	19.41	(14.13	)(b)	32.29	(4.01)	19.10	(14.57)	8.29
285		374	320	312	268	325	461		580	472	518	428	506
0.98	(c)	0.90	1.33	1.43	1.26	1.33	0.95	(c)	1.03	1.90	1.68	1.10	1.75
0.53	(c)	0.49	0.52	0.49	0.52	0.51	0.82	(c)	0.80	0.82	0.81	0.81	0.81
0.53	(c)	0.49	0.52	0.49	0.52	0.51	0.82	(c)	0.80	0.82	0.81	0.81	0.80 (e)
6.26	(b)	19.84	24.07	26.06	17.60	22.28	6.09	(b)	33.93	42.64	43.17	29.58	34.36

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FINANCIAL HIGHLIGHTS (Continued)

	Small Cap Growth Fund
	Six Months Ended June 30, 2022 (Unaudited)		Years Ended December 31,
			2021	2020(f)	2019(f)	2018(f)	2017(f)

Net Asset Value, Beginning of Period	$16.22		$17.53	$14.63	$12.62	$15.44	$12.91

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	(0.01)		(0.03)	(0.02)	0.02	0.02	0.01
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	(4.87)		1.74	6.01	3.24	(1.72)	3.04

Total From Investment Operations	(4.88)		1.71	5.99	3.26	(1.70)	3.05

Less Distributions
From Net Investment Income	—		(0.01)	(0.06)	(0.01)	— (h)	—	(h)
From Net Realized Gains	—		(3.01)	(3.03)	(1.24)	(1.12)	(0.52)
Return of Capital	—		—	—	—	—	—

Total Distributions	—		(3.02)	(3.09)	(1.25)	(1.12)	(0.52)

Net Asset Value, End of Period	$11.34		$16.22	$17.53	$14.63	$12.62	$15.44

Total Return (%)(i)	(30.09	)(b)	10.38	43.31	26.59	(12.53)	23.82
Net Assets, End of Period ($ millions)	458		673	667	609	483	555
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	(0.21	)(c)	(0.24)	(0.17)	0.17	0.13	0.06
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.82	(c)	0.80	0.81	0.81	0.81	0.82
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.82	(c)	0.80	0.81	0.81	0.81	0.80	(e)
Portfolio Turnover Rate (%)(a)	28.99	(b)	45.18	70.58	56.25	60.57	62.33

(a)	Portfolio turnover rate excludes all short-term securities.

(b)	Not annualized.

(c)	Annualized.

(d)	Allocation and Retirement Funds exclude expenses of the underlying funds.

(e)	Includes one time reimbursement from Adviser for non-advisory operating expenses (Note 2).

(f)

On September 25, 2020, the Mutual of America Investment Corporation Funds, with the exception of the Catholic Values Index Fund which commenced operations on September 30, 2020, had a 1 for 10 reverse share split. Historical net asset value per share and per share activity have been adjusted to reflect the split on a retroactive basis (Note 4).

(g)	For the period July 2, 2018 (commencement of operations) through December 31, 2018.

(h)	Amount is less than $0.005 per share.

(i)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. The total return for 2017 for the Funds subject to the one time reimbursement from the Adviser (Note 2) includes the impact of this reimbursement which was determined not to be material. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(j)	International Fund excludes the expenses of its ETF investments.

(k)	Amount is less than $0.00005 per share.

(l)	For the period September 30, 2020 (commencement of operations) through December 31, 2020.

(m)	For the period August 3, 2020 (commencement of operations) through December 31, 2020.

NA	= Not Applicable.

The accompanying notes are an integral part of these financial statements.

Small Cap Equity Index Fund							Mid Cap Value Fund							Mid-Cap Equity Index Fund
Six Months Ended June 30, 2022 (Unaudited)		Years Ended December 31,			Period Ended December 31, 2018(f)(g)		Six Months Ended June 30, 2022 (Unaudited)		Years Ended December 31,					Six Months Ended June 30, 2022 (Unaudited)		Years Ended December 31,
		2021	2020(f)	2019(f)					2021	2020(f)	2019(f)	2018(f)	2017(f)			2021	2020(f)	2019(f)	2018(f)	2017(f)

$11.59		$10.74	$9.93	$8.28	$10.00		$19.21		$15.53	$16.36	$13.39	$17.12	$15.73	$25.12		$23.07	$22.45	$19.31	$23.42	$21.68

0.06		0.16	0.07	0. 14	0.06		0.12		0.26	0.44	0.29	0.27	0.27	0.17		0.33	0.32	0.33	0.34	0.31
(2.27)		2.62	0.94	1.72	(1.72)		(2.74)		5.01	(0.14)	3.28	(2.41)	2.03	(5.09)		5.21	2.37	4.57	(2.66)	3.08

(2.21)		2.78	1.01	1.86	(1.66)		(2.62)		5.27	0.30	3.57	(2.14)	2.30	(4.92)		5.54	2.69	4.90	(2.32)	3.39

(0.05)		(0.15)	(0.07)	(0.13)	(0.06)		(0.11)		(0.14)	(0.53)	(0.21)	(0.29)	(0.18)	(0.15)		(0.30)	(0.59)	(0.27)	(0.32)	(0.27)
—		(1.78)	(0.13)	(0.08)	—	(h)	—		(1.45)	(0.48)	(0.39)	(1.30)	(0.73)	—		(3.19)	(1.48)	(1.49)	(1.47)	(1.38)
—		—	—	—	—	(h)	—		—	(0.12)	—	—	—	—		—	—	—	—	—

(0.05)		(1.93)	(0.20)	(0.21)	(0.06)		(0.11)		(1.59)	(1.13)	(0.60)	(1.59)	(0.91)	(0.15)		(3.49)	(2.07)	(1.76)	(1.79)	(1.65)

$9.33		$11.59	$10.74	$9.93	$8.28		$16.48		$19.21	$15.53	$16.36	$13.39	$17.12	$20.05		$25.12	$23.07	$22.45	$19.31	$23.42

(19.09	)(b)	26.56	10.62	22.40	(16.54	)(b)	(13.67	)(b)	34.35	2.82	27.04	(14.08)	14.92	(19.62	)(b)	24.56	13.50	26.01	(11.26)	16.05
140		143	107	29	17		119		131	90	99	80	103	1,536		2,118	1,856	1,681	1,281	1,452
1.33	(c)	1.29	1.51	1.50	1.51	(c)	1.40	(c)	1.47	2.96	1.85	1.51	1.55	1.41	(c)	1.24	1.56	1.67	1.52	1.46
0.23	(c)	0.25	0.39	0.42	1.61	(c)	0.68	(c)	0.65	0.74	0.66	0.65	0.64	0.15	(c)	0.14	0.15	0.13	0.14	0.14
0.15	(c)	0.14	0.12	0.14	0.14	(c)	0.68	(c)	0.65	0.74	0.66	0.65	0.64	0.15	(c)	0.14	0.15	0.13	0.14	0.14 (e)
13.59	(b)	69.91	42.67	97.06	81.79		5.27	(b)	23.84	23.65	17.65	10.75	24.09	8.38	(b)	25.62	13.14	14.30	20.26	19.36

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FINANCIAL HIGHLIGHTS (Continued)

	Composite Fund
	Six Months Ended June 30, 2022 (Unaudited)		Years Ended December 31,
			2021	2020(f)	2019(f)	2018(f)	2017(f)

Net Asset Value, Beginning of Period	$21.18		$19.16	$18.68	$16.75	$19.08	$19.48

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.17		0.32	0.37	0.39	0.41	0.41
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	(3.06)		2.80	1.75	2.78	(0.86)	2.08

Total From Investment Operations	(2.89)		3.12	2.12	3.17	(0.45)	2.49

Less Distributions
From Net Investment Income	(0.14)		(0.32)	(0.77)	(0.41)	(0.40)	(0.43)
From Net Realized Gains	—		(0.78)	(0.87)	(0.83)	(1.48)	(2.46)
Return of Capital	—		—	—	—	—	—

Total Distributions	(0.14)		(1.10)	(1.64)	(1.24)	(1.88)	(2.89)

Net Asset Value, End of Period	$18.15		$21.18	$19.16	$18.68	$16.75	$19.08

Total Return (%)(i)	(13.64	)(b)	16.48	11.77	19.37	(3.20)	13.37
Net Assets, End of Period ($ millions)	185		218	191	194	172	190
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	1.67	(c)	1.53	1.76	2.12	2.16	2.11
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(d)(j)	0.52	(c)	0.46	0.54	0.50	0.51	0.51
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(d)(j)	0.52	(c)	0.46	0.54	0.50	0.51	0.50 (e)
Portfolio Turnover Rate (%)(a)	15.20	(b)	23.68	38.58	41.92	37.37	60.13

(a)	Portfolio turnover rate excludes all short-term securities.

(b)	Not annualized.

(c)	Annualized.

(d)	Allocation and Retirement Funds exclude expenses of the underlying funds.

(e)	Includes one time reimbursement from Adviser for non-advisory operating expenses (Note 2).

(f)

On September 25, 2020, the Mutual of America Investment Corporation Funds, with the exception of the Catholic Values Index Fund which commenced operations on September 30, 2020, had a 1 for 10 reverse share split. Historical net asset value per share and per share activity have been adjusted to reflect the split on a retroactive basis (Note 4).

(g)	For the period July 2, 2018 (commencement of operations) through December 31, 2018.

(h)	Amount is less than $0.005 per share.

(i)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. The total return for 2017 for the Funds subject to the one time reimbursement from the Adviser (Note 2) includes the impact of this reimbursement which was determined not to be material. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(j)	International Fund excludes the expenses of its ETF investments.

(k)	Amount is less than $0.00005 per share.

(l)	For the period September 30, 2020 (commencement of operations) through December 31, 2020.

(m)	For the period August 3, 2020 (commencement of operations) through December 31, 2020.

NA	= Not Applicable.

The accompanying notes are an integral part of these financial statements.

International Fund							Catholic Values Index Fund					Retirement Income Fund
Six Months Ended June 30, 2022 (Unaudited)		Years Ended December 31,					Six Months Ended June 30, 2022 (Unaudited)		Period Ended December 31,			Six Months Ended June 30, 2022 (Unaudited)		Years Ended December 31,
		2021	2020(f)	2019(f)	2018(f)	2017(f)			2021	2020(l)				2021	2020(f)	2019(f)	2018(f)	2017(f)

$9.26		$9.34	$9.05	$7.66	$9.04	$7.43	$14.06		$11.17	$10.00		$12.26		$12.09	$12.09	$11.18	$11.67	$11.25

0.21		0.20	0.14	0.23	0.22	0.19	0.07		0.15	0.04		0.06		0.15	0.41	0.18	0.20	0.19
(1.68)		0.74	0.56	1.36	(1.40)	1.62	(3.13)		3.07	1.17		(1.35)		0.54	0.49	1.14	(0.33)	0.63

(1.47)		0.94	0.70	1.59	(1.18)	1.81	(3.06)		3.22	1.21		(1.29)		0.69	0.90	1.32	(0.13)	0.82

(0.20)		(0.16)	(0.38)	(0.20)	(0.20)	(0.18)	(0.07)		(0.14)	(0.04)		(0.06)		(0.16)	(0.60)	(0.20)	(0.20)	(0.21)
—		(0.86)	(0.03)	—	— (h)	(0.02)	—		(0.19)	—	(h)	—		(0.36)	(0.30)	(0.21)	(0.16)	(0.19)
—		—	— (h)	—	—	—	—		—	—		—		—	—	—	—	—

(0.20)		(1.02)	(0.41)	(0.20)	(0.20)	(0.20)	(0.07)		(0.33)	(0.04)		(0.06)		(0.52)	(0.90)	(0.41)	(0.36)	(0.40)

$7.59		$9.26	$9.34	$9.05	$7.66	$9.04	$10.93		$14.06	$11.17		$10.91		$12.26	$12.09	$12.09	$11.18	$11.67

(15.99	)(b)	10.37	8.19	21.01	(13.36)	24.47	(21.81	)(b)	28.99	12.12	(b)	(10.48	)(b)	5.77	7.59	11.85	(1.21)	7.35
1,089		1,203	940	720	509	537	4		5	3		203		224	193	138	101	101
5.23	(c)	2.05	2.20	3.26	2.75	2.67	1.25	(c)	1.16	1.57	(c)	1.12	(c)	1.22	4.25	1.87	1.82	2.01
0.15	(c)	0.12	0.13	0.12	0.12	0.12	1.70	(c)	2.14	2.18	(c)	0.13	(c)	0.11	0.11	0.12	0.08	0.08
0.15	(c)	0.12	0.13	0.12	0.12	0.12 (e)	0.22	(c)	0.22	0.15	(c)	0.13	(c)	0.11	0.11	0.12	0.08	0.06 (e)
9.44	(b)	123.53	4.69	3.61	—	—	6.39	(b)	9.54	16.38	(b)	22.15	(b)	28.07	23.13	10.49	21.90	18.54

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FINANCIAL HIGHLIGHTS (Continued)

	2015 Retirement Fund
	Six Months Ended June 30, 2022 (Unaudited)		Years Ended December 31,
			2021	2020(f)	2019(f)	2018(f)	2017(f)

Net Asset Value, Beginning of Period	$9.45		$9.90	$10.49	$9.73	$10.67	$10.30

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.05		0.13	0.39	0.20	0.21	0.23
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	(1.15)		0.63	0.37	1.27	(0.49)	0.84

Total From Investment Operations	(1.10)		0.76	0.76	1.47	(0.28)	1.07

Less Distributions
From Net Investment Income	(0.05)		(0.15)	(0.59)	(0.22)	(0.21)	(0.22)
From Net Realized Gains	—		(1.09)	(0.76)	(0.49)	(0.45)	(0.48)

Total Distributions	(0.05)		(1.24)	(1.35)	(0.71)	(0.66)	(0.70)

Capital Contribution from Adviser	(0.03	)(n)	0.03 (n)	—	—	—	—

Net Asset Value, End of Period	$8.27		$9.45	$9.90	$10.49	$9.73	$10.67

Total Return (%)(i)	(11.94	)(b)	8.11	7.65	15.34	(3.01)	10.64
Net Assets, End of Period ($ millions)	120		141	140	149	138	155
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	1.15	(c)	1.26	3.63	1.81	1.83	1.85
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(d)	0.16	(c)	0.13	0.12	0.11	0.07	0.07
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(d)	0.16	(c)	0.13	0.12	0.11	0.07	0.07
Portfolio Turnover Rate (%)(a)	15.23	(b)	24.63	25.28	13.69	14.75	14.98

(a)	Portfolio turnover rate excludes all short-term securities.

(b)	Not annualized.

(c)	Annualized.

(d)	Allocation and Retirement Funds exclude expenses of the underlying funds.

(e)	Includes one time reimbursement from Adviser for non-advisory operating expenses (Note 2).

(f)

On September 25, 2020, the Mutual of America Investment Corporation Funds, with the exception of the Catholic Values Index Fund which commenced operations on September 30, 2020, had a 1 for 10 reverse share split. Historical net asset value per share and per share activity have been adjusted to reflect the split on a retroactive basis (Note 4).

(g)	For the period July 2, 2018 (commencement of operations) through December 31, 2018.

(h)	Amount is less than $0.005 per share.

(i)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. The total return for 2017 for the Funds subject to the one time reimbursement from the Adviser (Note 2) includes the impact of this reimbursement which was determined not to be material. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(j)	International Fund excludes the expenses of its ETF investments.

(k)	Amount is less than $0.00005 per share.

(l)	For the period September 30, 2020 (commencement of operations) through December 31, 2020.

(m)	For the period August 3, 2020 (commencement of operations) through December 31, 2020.

(n)

In 2021, the Fund had accrued a non-recurring capital contribution from Mutual of America Capital Management LLC of $410,599 to reflect the estimated lost opportunity cost arising when a portion of the portfolio was uninvested. The 2022 amount disclosed includes adjustments to the prior accrual to record the final settlement amount of the capital contribution accrued as of December 31, 2021.

NA	= Not Applicable.

The accompanying notes are an integral part of these financial statements.

2020 Retirement Fund							2025 Retirement Fund
Six Months Ended June 30, 2022 (Unaudited)		Years Ended December 31,					Six Months Ended June 30, 2022 (Unaudited)		Years Ended December 31,
		2021	2020(f)	2019(f)	2018(f)	2017(f)			2021	2020(f)	2019(f)	2018(f)	2017(f)

$12.16		$11.84	$12.42	$11.25	$12.25	$11.43	$13.97		$13.29	$13.65	$12.02	$13.29	$12.12

0.08		0.16	0.46	0.22	0.22	0.20	0.09		0.18	0.48	0.20	0.21	0.17
(1.68)		0.99	0.62	1.71	(0.67)	1.21	(2.07)		1.39	0.85	2.15	(0.84)	1.56

(1.60)		1.15	1.08	1.93	(0.45)	1.41	(1.98)		1.57	1.33	2.35	(0.63)	1.73

(0.08)		(0.20)	(0.70)	(0.23)	(0.22)	(0.20)	(0.10)		(0.23)	(0.72)	(0.23)	(0.21)	(0.18)
—		(0.63)	(0.96)	(0.53)	(0.33)	(0.39)	—		(0.66)	(0.97)	(0.49)	(0.43)	(0.38)

(0.08)		(0.83)	(1.66)	(0.76)	(0.55)	(0.59)	(0.10)		(0.89)	(1.69)	(0.72)	(0.64)	(0.56)

—		—	—	—	—	—	—		—	—	—	—	—

$10.48		$12.16	$11.84	$12.42	$11.25	$12.25	$11.89		$13.97	$13.29	$13.65	$12.02	$13.29

(13.17	)(b)	9.80	9.11	17.53	(4.04)	12.52	(14.21	)(b)	11.96	10.26	19.79	(5.22)	14.44
517		621	594	608	515	525	1,033		1,203	1,020	946	710	686
1.37	(c)	1.29	3.66	1.85	1.89	1.89	1.48	(c)	1.29	3.68	1.81	1.81	1.81
0.09	(c)	0.08	0.07	0.08	0.07	0.07	0.08	(c)	0.08	0.07	0.07	0.06	0.07
0.09	(c)	0.08	0.07	0.08	0.07	0.07	0.08	(c)	0.08	0.07	0.07	0.06	0.07
9.67	(b)	22.78	22.40	10.33	10.84	7.09	9.61	(b)	15.42	16.72	5.08	6.74	5.78

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FINANCIAL HIGHLIGHTS (Continued)

	2030 Retirement Fund
	Six Months Ended June 30, 2022 (Unaudited)		Years Ended December 31,
			2021	2020(f)	2019(f)	2018(f)	2017(f)

Net Asset Value, Beginning of Period	$15.25		$14.08	$14.32	$12.36	$13.82	$12.46

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.11		0.19	0.48	0.20	0.20	0.16
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	(2.48)		1.94	1.10	2.47	(1.02)	1.81

Total From Investment Operations	(2.37)		2.13	1.58	2.67	(0.82)	1.97

Less Distributions
From Net Investment Income	(0.11)		(0.26)	(0.73)	(0.22)	(0.20)	(0.17)
From Net Realized Gains	—		(0.70)	(1.09)	(0.49)	(0.44)	(0.44)

Total Distributions	(0.11)		(0.96)	(1.82)	(0.71)	(0.64)	(0.61)

Net Asset Value, End of Period	$12.77		$15.25	$14.08	$14.32	$12.36	$13.82

Total Return (%)(i)	(15.56	)(b)	15.29	11.67	21.93	(6.49)	16.01
Net Assets, End of Period ($ millions)	1,067		1,231	981	854	617	578
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	1.54	(c)	1.25	3.67	1.71	1.74	1.69
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(d)	0.08	(c)	0.08	0.07	0.07	0.07	0.07
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(d)	0.08	(c)	0.08	0.07	0.07	0.07	0.07
Portfolio Turnover Rate (%)(a)	7.55	(b)	13.45	12.53	4.23	5.01	5.75

(a)	Portfolio turnover rate excludes all short-term securities.

(b)	Not annualized.

(c)	Annualized.

(d)	Allocation and Retirement Funds exclude expenses of the underlying funds.

(e)	Includes one time reimbursement from Adviser for non-advisory operating expenses (Note 2).

(f)

On September 25, 2020, the Mutual of America Investment Corporation Funds, with the exception of the Catholic Values Index Fund which commenced operations on September 30, 2020, had a 1 for 10 reverse share split. Historical net asset value per share and per share activity have been adjusted to reflect the split on a retroactive basis (Note 4).

(g)	For the period July 2, 2018 (commencement of operations) through December 31, 2018.

(h)	Amount is less than $0.005 per share.

(i)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. The total return for 2017 for the Funds subject to the one time reimbursement from the Adviser (Note 2) includes the impact of this reimbursement which was determined not to be material. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(j)	International Fund excludes the expenses of its ETF investments.

(k)	Amount is less than $0.00005 per share.

(l)	For the period September 30, 2020 (commencement of operations) through December 31, 2020.

(m)	For the period August 3, 2020 (commencement of operations) through December 31, 2020.

NA	= Not Applicable.

The accompanying notes are an integral part of these financial statements.

2035 Retirement Fund							2040 Retirement Fund
Six Months Ended June 30, 2022 (Unaudited)		Years Ended December 31,					Six Months Ended June 30, 2022 (Unaudited)		Years Ended December 31,
		2021	2020(f)	2019(f)	2018(f)	2017(f)			2021	2020(f)	2019(f)	2018(f)	2017(f)

$16.00		$14.40	$14.59	$12.43	$14.01	$12.52	$16.15		$14.44	$14.48	$12.23	$13.86	$12.39

0.12		0.20	0.48	0.19	0.19	0.15	0.13		0.20	0.47	0.18	0.18	0.14
(2.89)		2.34	1.25	2.70	(1.14)	1.96	(2.99)		2.64	1.37	2.74	(1.20)	1.97

(2.77)		2.54	1.73	2.89	(0.95)	2.11	(2.86)		2.84	1.84	2.92	(1.02)	2.11

(0.12)		(0.29)	(0.72)	(0.22)	(0.19)	(0.16)	(0.13)		(0.30)	(0.70)	(0.21)	(0.19)	(0.14)
—		(0.65)	(1.20)	(0.51)	(0.44)	(0.46)	—		(0.83)	(1.18)	(0.46)	(0.42)	(0.50)

(0.12)		(0.94)	(1.92)	(0.73)	(0.63)	(0.62)	(0.13)		(1.13)	(1.88)	(0.67)	(0.61)	(0.64)

$13.11		$16.00	$14.40	$14.59	$12.43	$14.01	$13.16		$16.15	$14.44	$14.48	$12.23	$13.86

(17.31	)(b)	17.84	12.61	23.62	(7.36)	17.15	(17.74	)(b)	19.89	13.43	24.25	(7.94)	17.40
947		1,101	846	712	509	484	784		925	708	587	413	393
1.69	(c)	1.25	3.67	1.64	1.64	1.57	1.74	(c)	1.22	3.59	1.59	1.60	1.53
0.08	(c)	0.08	0.07	0.08	0.07	0.07	0.08	(c)	0.08	0.07	0.08	0.07	0.07
0.08	(c)	0.08	0.07	0.08	0.07	0.07	0.08	(c)	0.08	0.07	0.08	0.07	0.07
6.32	(b)	8.93	11.53	3.33	4.00	4.02	5.38	(b)	11.55	12.53	2.38	2.65	4.07

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FINANCIAL HIGHLIGHTS (Continued)

	2045 Retirement Fund
	Six Months Ended June 30, 2022 (Unaudited)		Years Ended December 31,
			2021	2020(f)	2019(f)	2018(f)	2017(f)

Net Asset Value, Beginning of Period	$15.97		$14.28	$14.32	$12.14	$13.87	$12.36

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.13		0.19	0.45	0.18	0.19	0.15
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	(3.04)		2.71	1.34	2.75	(1.25)	1.99

Total From Investment Operations	(2.91)		2.90	1.79	2.93	(1.06)	2.14

Less Distributions
From Net Investment Income	(0.13)		(0.29)	(0.68)	(0.21)	(0.19)	(0.15)
From Net Realized Gains	—		(0.92)	(1.15)	(0.54)	(0.48)	(0.48)

Total Distributions	(0.13)		(1.21)	(1.83)	(0.75)	(0.67)	(0.63)

Net Asset Value, End of Period	$12.93		$15.97	$14.28	$14.32	$12.14	$13.87

Total Return (%)(i)	(18.25	)(b)	20.57	13.31	24.54	(8.29)	17.62
Net Assets, End of Period ($ millions)	811		957	733	611	438	437
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	1.78	(c)	1.19	3.54	1.54	1.55	1.45
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(d)	0.08	(c)	0.08	0.07	0.08	0.07	0.07
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(d)	0.08	(c)	0.08	0.07	0.08	0.07	0.07
Portfolio Turnover Rate (%)(a)	5.37	(b)	11.96	10.77	2.56	3.67	4.46

(a)	Portfolio turnover rate excludes all short-term securities.

(b)	Not annualized.

(c)	Annualized.

(d)	Allocation and Retirement Funds exclude expenses of the underlying funds.

(e)	Includes one time reimbursement from Adviser for non-advisory operating expenses (Note 2).

(f)

On September 25, 2020, the Mutual of America Investment Corporation Funds, with the exception of the Catholic Values Index Fund which commenced operations on September 30, 2020, had a 1 for 10 reverse share split. Historical net asset value per share and per share activity have been adjusted to reflect the split on a retroactive basis (Note 4).

(g)	For the period July 2, 2018 (commencement of operations) through December 31, 2018.

(h)	Amount is less than $0.005 per share.

(i)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. The total return for 2017 for the Funds subject to the one time reimbursement from the Adviser (Note 2) includes the impact of this reimbursement which was determined not to be material. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(j)	International Fund excludes the expenses of its ETF investments.

(k)	Amount is less than $0.00005 per share.

(l)	For the period September 30, 2020 (commencement of operations) through December 31, 2020.

(m)	For the period August 3, 2020 (commencement of operations) through December 31, 2020.

NA	= Not Applicable.

The accompanying notes are an integral part of these financial statements.

2050 Retirement Fund							2055 Retirement Fund
Six Months Ended June 30, 2022 (Unaudited)		Years Ended December 31,					Six Months Ended June 30, 2022 (Unaudited)		Years Ended December 31,
		2021	2020(f)	2019(f)	2018(f)	2017(f)			2021	2020(f)	2019(f)	2018(f)	2017(f)

$20.31		$17.92	$17.47	$14.64	$16.59	$14.53	$15.99		$13.98	$13.31	$11.02	$12.27	$10.40

0.16		0.24	0.54	0.19	0.20	0.12	0.12		0.18	0.38	0.10	0.10	—	(h)
(3.89)		3.45	1.68	3.37	(1.57)	2.45	(3.09)		2.74	1.41	2.56	(1.17)	1.87

(3.73)		3.69	2.22	3.56	(1.37)	2.57	(2.97)		2.92	1.79	2.66	(1.07)	1.87

(0.16)		(0.38)	(0.81)	(0.23)	(0.20)	(0.14)	(0.12)		(0.29)	(0.57)	(0.12)	(0.06)	—
—		(0.92)	(0.96)	(0.50)	(0.38)	(0.37)	—		(0.62)	(0.55)	(0.25)	(0.12)	—

(0.16)		(1.30)	(1.77)	(0.73)	(0.58)	(0.51)	(0.12)		(0.91)	(1.12)	(0.37)	(0.18)	—

$16.42		$20.31	$17.92	$17.47	$14.64	$16.59	$12.90		$15.99	$13.98	$13.31	$11.02	$12.27

(18.37	)(b)	20.82	13.39	24.65	(8.74)	17.86	(18.55	)(b)	21.11	13.93	24.39	(8.88)	17.9
609		717	536	425	285	256	295		330	220	144	70	34
1.77	(c)	1.18	3.56	1.53	1.55	1.47	1.79	(c)	1.16	3.66	1.58	1.73	1.90
0.08	(c)	0.08	0.08	0.08	0.07	0.07	0.11	(c)	0.10	0.11	0.12	0.11	0.14
0.08	(c)	0.08	0.08	0.08	0.07	0.07 (e)	0.11	(c)	0.10	0.11	0.12	0.05	0.05
6.69	(b)	11.57	9.80	2.11	2.26	3.75	8.19	(b)	10.49	7.28	0.57	3.42	4.32

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FINANCIAL HIGHLIGHTS (Continued)

	2060 Retirement Fund							2065 Retirement Fund
	Six Months Ended June 30, 2022 (Unaudited)		Years Ended December 31,			Period Ended December 31, 2018(f)(g)		Six Months Ended June 30, 2022 (Unaudited)		2021	Period Ended December 31, 2020(m)(f)
			2021	2020(f)	2019(f)

Net Asset Value, Beginning of Period	$13.58		$11.87	$11.12	$8.95	$10.00		$13.20		$11.45	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.10		0.16	0.28	0.08	0.02		0.11		0.16	0.22
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	(2.62)		2.38	1.25	2.11	(1.07)		(2.58)		2.31	1.59

Total From Investment Operations	(2.52)		2.54	1.53	2.19	(1.05)		(2.47)		2.47	1.81

Less Distributions
From Net Investment Income	(0.11)		(0.26)	(0.42)	(0.01)	—		(0.11)		(0.26)	(0.24)
From Net Realized Gains	—		(0.57)	(0.36)	(0.01)	—		—		(0.46)	(0.12)

Total Distributions	(0.11)		(0.83)	(0.78)	(0.02)	—		(0.11)		(0.72)	(0.36)

Net Asset Value, End of Period	$10.95		$13.58	$11.87	$11.12	$8.95		$10.62		$13.20	$11.45

Total Return (%)(i)	(18.56	)(b)	21.60	14.08	24.53	(10.54	)(b)	(18.72	)(b)	21.73	18.16	(b)
Net Assets, End of Period ($ millions)	126		130	72	30	4		21		17	3
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	1.83	(c)	1.25	4.14	1.95	0.74	(b)	2.16	(c)	1.44	3.40	(b)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(d)	0.18	(c)	0.16	0.22	0.51	1.54	(c)	0.68	(c)	1.15	4.61	(c)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(d)	0.18	(c)	0.05	0.05	0.05	0.05	(c)	0.05	(c)	0.05	0.05	(c)
Portfolio Turnover Rate (%)(a)	8.78	(b)	14.26	6.70	1.73	6.10	(b)	12.44	(b)	28.10	10.76	(b)

(a)	Portfolio turnover rate excludes all short-term securities.

(b)	Not annualized.

(c)	Annualized.

(d)	Allocation and Retirement Funds exclude expenses of the underlying funds.

(e)	Includes one time reimbursement from Adviser for non-advisory operating expenses (Note 2).

(f)

On September 25, 2020, the Mutual of America Investment Corporation Funds, with the exception of the Catholic Values Index Fund which commenced operations on September 30, 2020, had a 1 for 10 reverse share split. Historical net asset value per share and per share activity have been adjusted to reflect the split on a retroactive basis (Note 4).

(g)	For the period July 2, 2018 (commencement of operations) through December 31, 2018.

(h)	Amount is less than $0.005 per share.

(i)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. The total return for 2017 for the Funds subject to the one time reimbursement from the Adviser (Note 2) includes the impact of this reimbursement which was determined not to be material. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(j)	International Fund excludes the expenses of its ETF investments.

(k)	Amount is less than $0.00005 per share.

(l)	For the period September 30, 2020 (commencement of operations) through December 31, 2020.

(m)	For the period August 3, 2020 (commencement of operations) through December 31, 2020.

NA	= Not Applicable.

The accompanying notes are an integral part of these financial statements.

Conservative Allocation Fund							Moderate Allocation Fund							Aggressive Allocation Fund
SIx Months Ended June 30, 2022 (Unaudited)		Years Ended December 31,					SIx Months Ended June 30, 2022 (Unaudited)		Years Ended December 31,					SIx Months Ended June 30, 2022 (Unaudited)		Years Ended December 31,
		2021	2020(f)	2019(f)	2018(f)	2017(f)			2021	2020(f)	2019(f)	2018(f)	2017(f)			2021	2020(f)	2019(f)	2018(f)	2017(f)

$12.86		$12.67	$12.71	$11.65	$12.69	$12.12	$15.98		$15.14	$15.51	$13.85	$15.55	$14.35	$17.86		$16.80	$17.36	$15.30	$17.72	$16.31

0.08		0.18	0.48	0.24	0.27	0.26	0.12		0.22	0.58	0.29	0.31	0.28	0.14		0.23	0.59	0.29	0.31	0.28
(1.64)		0.80	0.67	1.38	(0.49)	0.81	(2.54)		1.90	1.13	2.32	(0.90)	1.66	(3.28)		2.78	1.60	3.10	(1.41)	2.39

(1.56)		0.98	1.15	1.62	(0.22)	1.07	(2.42)		2.12	1.71	2.61	(0.59)	1.94	(3.14)		3.01	2.19	3.39	(1.10)	2.67

(0.08)		(0.20)	(0.74)	(0.26)	(0.27)	(0.27)	(0.12)		(0.28)	(0.89)	(0.31)	(0.30)	(0.29)	(0.14)		(0.35)	(0.92)	(0.33)	(0.31)	(0.28)
—		(0.59)	(0.45)	(0.30)	(0.55)	(0.23)	—		(1.00)	(1.19)	(0.64)	(0.81)	(0.45)	—		(1.60)	(1.83)	(1.00)	(1.01)	(0.98)

(0.08)		(0.79)	(1.19)	(0.56)	(0.82)	(0.50)	(0.12)		(1.28)	(2.08)	(0.95)	(1.11)	(0.74)	(0.14)		(1.95)	(2.75)	(1.33)	(1.32)	(1.26)

$11.22		$12.86	$12.67	$12.71	$11.65	$12.69	$13.44		$15.98	$15.14	$15.51	$13.85	$15.55	$14.58		$17.86	$16.80	$17.36	$15.30	$17.72

(12.10	)(b)	7.82	9.32	13.99	(2.04)	8.92	(15.16	)(b)	14.19	11.67	19.15	(4.41)	13.72	(17.60	)(b)	18.21	13.72	22.74	(7.13)	16.64
172		201	188	178	150	157	398		487	444	433	371	397	311		390	337	320	271	304
1.36	(c)	1.36	3.81	2.07	2.11	2.20	1.58	(c)	1.34	3.69	1.91	1.95	1.90	1.67	(c)	1.22	3.50	1.69	1.74	1.65
0.08	(c)	0.06	0.06	0.05	0.02	0.02	0.04	(c)	0.03	0.03	0.03	0.02	0.02	0.05	(c)	0.04	0.04	0.04	0.02	0.02
0.08	(c)	0.06	0.06	0.05	0.02	0.02	0.04	(c)	0.03	0.03	0.03	0.02	0.02	0.05	(c)	0.04	0.04	0.04	0.02	0.02
4.37	(b)	16.91	10.07	9.54	11.70	23.64	2.34	(b)	14.83	10.69	8.40	9.50	12.05	2.39	(b)	13.06	10.23	9.06	9.13	9.55

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FINANCIAL HIGHLIGHTS (Continued)

	Money Market Fund
	Six Months Ended June 30, 2022 (Unaudited)		Years Ended December 31,
			2021	2020(f)	2019(f)	2018(f)	2017(f)

Net Asset Value, Beginning of Period	$11.8271		$11.8520	$12.3148	$12.2150	$12.0402	$11.9721

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.0079		(0.0202)	0.1845	0.3293	0.0810	0.0773
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	(0.0010)		(0.0047)	(0.1478)	(0.0838)	0.1242	0.0052

Total From Investment Operations	0.0069		(0.0249)	0.0367	0.2455	0.2052	0.0825

Less Distributions
From Net Investment Income	(0.0046)		—	(0.4986)	(0.1457)	(0.0304)	(0.0144)
From Net Realized Gains	—		—	(0.0009)	— (k)	—	—
Return of Capital	—		—	— (k)	—	—	—

Total Distributions	(0.0046)		—	(0.4995)	(0.1457)	(0.0304)	(0.0144)

Net Asset Value, End of Period	$11.8294		$11.8271	$11.8520	$12.3148	$12.2150	$12.0402

Total Return (%)(i)	0.04	(b)	(0.17)	0.28	2.01	1.71	0.70
Net Assets, End of Period ($ millions)	196		173	122	154	210	71
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	0.14	(c)	(0.20)	0.40	2.02	1.82	0.70
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.24	(c)	0.26	0.27	0.24	0.20	0.25
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.24	(c)	0.26	0.27	0.24	0.20	0.24 (e)
Portfolio Turnover Rate (%)(a)	NA		NA	NA	NA	NA	NA

(a)	Portfolio turnover rate excludes all short-term securities.

(b)	Not annualized.

(c)	Annualized.

(d)	Allocation and Retirement Funds exclude expenses of the underlying funds.

(e)	Includes one time reimbursement from Adviser for non-advisory operating expenses (Note 2).

(f)

On September 25, 2020, the Mutual of America Investment Corporation Funds, with the exception of the Catholic Values Index Fund which commenced operations on September 30, 2020, had a 1 for 10 reverse share split. Historical net asset value per share and per share activity have been adjusted to reflect the split on a retroactive basis (Note 4).

(g)	For the period July 2, 2018 (commencement of operations) through December 31, 2018.

(h)	Amount is less than $0.005 per share.

(i)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. The total return for 2017 for the Funds subject to the one time reimbursement from the Adviser (Note 2) includes the impact of this reimbursement which was determined not to be material. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(j)	International Fund excludes the expenses of its ETF investments.

(k)	Amount is less than $0.00005 per share.

(l)	For the period September 30, 2020 (commencement of operations) through December 31, 2020.

(m)	For the period August 3, 2020 (commencement of operations) through December 31, 2020.

NA	= Not Applicable.

The accompanying notes are an integral part of these financial statements.

Mid-Term Bond Fund							Bond Fund
Six Months Ended June 30, 2022 (Unaduited)		Years Ended December 31,					Six Months Ended June 30, 2022 (Unaduited)		Years Ended December 31,
		2021	2020(f)	2019(f)	2018(f)	2017(f)			2021	2020(f)	2019(f)	2018(f)	2017(f)

$10.36		$10.79	$10.63	$10.24	$10.41	$10.41	$14.32		$15.01	$14.77	$14.07	$14.43	$14.34

0.06		0.14	0.15	0.21	0.23	0.21	0.12		0.23	0.28	0.35	0.38	0.37
(0.68)		(0.36)	0.39	0.41	(0.18)	0.03	(1.51)		(0.60)	0.67	0.72	(0.36)	0.15

(0.62)		(0.22)	0.54	0.62	0.05	0.24	(1.39)		(0.37)	0.95	1.07	0.02	0.52

(0.05)		(0.14)	(0.38)	(0.23)	(0.22)	(0.23)	(0.10)		(0.27)	(0.70)	(0.37)	(0.38)	(0.40)
—		(0.07)	— (h)	—	— (h)	(0.01)	—		(0.05)	(0.01)	—	—	(0.03)
—		—	—	—	—	—	—		—	— (h)	—	—	—

(0.05)		(0.21)	(0.38)	(0.23)	(0.22)	(0.24)	(0.10)		(0.32)	(0.71)	(0.37)	(0.38)	(0.43)

$9.69		$10.36	$10.79	$10.63	$10.24	$10.41	$12.83		$14.32	$15.01	$14.77	$14.07	$14.43

(5.97	)(b)	(2.02)	5.05	6.04	0.57	2.32	(9.72	)(b)	(2.45)	6.40	7.65	0.17	3.62
875		866	829	672	587	558	1,873		2,049	1,873	1,574	1,346	1,274
1.30	(c)	1.32	1.79	2.26	2.44	2.37	1.85	(c)	1.56	2.03	2.70	2.93	2.98
0.46	(c)	0.44	0.46	0.45	0.45	0.47	0.44	(c)	0.43	0.45	0.44	0.45	0.45

0.46	(c)	0.44	0.46	0.45	0.45	0.45 (e)	0.44	(c)	0.43	0.45	0.44	0.45	0.44 (e)
9.12	(b)	17.57	10.72	19.47	20.12	14.18	15.79	(b)	31.53	28.98	13.36	10.71	10.65

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Unaudited)

June 30, 2022

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

Mutual of America Investment Corporation (the “Investment Company”) is a diversified, open-end management investment company — a type of company commonly known as a “mutual fund”. It is registered as such under the Investment Company Act of 1940 (the “Investment Company Act”). The Investment Company was formed on February 21, 1986 as a Maryland corporation and offers its shares to institutions, individual investors, certain financial intermediaries and separate accounts of both affiliated and non-affiliated insurance companies. As a “series” type mutual fund, the Investment Company issues separate classes (or series) of capital stock, each of which represents a separate Fund of investments. At June 30, 2022, there were 28 active funds (collectively, “the Funds”): Equity Index Fund, All America Fund, Small Cap Value Fund, Small Cap Growth Fund, Small Cap Equity Index Fund, Mid Cap Value Fund, Mid-Cap Equity Index Fund, Composite Fund, International Fund, Catholic Values Index Fund, Money Market Fund, Mid-Term Bond Fund, Bond Fund; Retirement Income Fund, 2015 Retirement Fund, 2020 Retirement Fund, 2025 Retirement Fund, 2030 Retirement Fund, 2035 Retirement Fund, 2040 Retirement Fund, 2045 Retirement Fund, 2050 Retirement Fund, 2055 Retirement Fund, 2060 Retirement Fund and 2065 Retirement Fund, (collectively, “Retirement Funds”); a Conservative Allocation Fund, a Moderate Allocation Fund and an Aggressive Allocation Fund (collectively, “Allocation Funds”). The Small Cap Equity Index Fund and the 2060 Retirement Fund commenced operations on July 2, 2018. The 2065 Retirement Fund commenced operations on August 3, 2020. The Catholic Values Index Fund commenced operations on September 30, 2020

Before December 16, 2020, Investment Company shares were issued to Mutual of America Life Insurance Company (“Mutual of America Life”) and, on a limited basis, to Wilton Reassurance Life Company of New York (formerly The American Life Insurance Company of New York), for allocation to their Separate Accounts as a funding medium for variable accumulation annuity contracts and variable life insurance policies. Starting December 16, 2020, shares were also issued to institutional investors, such as endowments, foundations, corporations, municipalities and other public entities, and trusts. In addition, shares of selected equity and fixed income funds of the Investment Company are directly issued to one or more of the Investment Company’s Retirement Funds and Allocation Funds. Starting on December 17, 2020, shares were also available to retail investors.

The Funds follow investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Codification Topic 946 Financial Services — Investment Companies. The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

The following is a summary of the significant accounting policies consistently followed by the Investment Company, which are in conformity with GAAP:

Fair Value — The Investment Company values its investments at fair value. Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities.

•	Level 2 — other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2022

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

As of June 30, 2022, management determined that the fair value inputs for all equity securities were considered Level 1, with the exception of four securities in the All America, Small Cap Growth, Small Cap Equity Index, Mid-Term Bond and Bond Funds (see Note a below) which were considered Level 3 and securities listed on foreign exchanges which were considered Level 2. In addition, non-registered securities under Rule 144A of the Securities Act of 1933 were considered Level 2. Furthermore, certain Rule 144A securities not actively traded are considered Level 3; however, there were no such 144A securities as of June 30, 2022. Fair value inputs for all debt securities and temporary cash investments were considered Level 2, with the exception of one security in the Bond Fund (see Note a below) which was considered Level 3. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments and other financial instruments as of June 30, 2022:

Fund	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total

Investments at Fair Value:*
Equity Index Fund
Common Stock-Indexed	$4,033,392,247	—	—		$4,033,392,247
Short-Term Debt Securities	—	$58,901,104	—		$58,901,104
Warrants	$510,815	—	—		$510,815
Temporary Cash Investment	—	$6,495,702	—		$6,495 702

	$4,033,903,062	$65,396,806	—		$4,099,299,868
All America Fund
Common Stock-Indexed	$160,386,869	—	—		$160,386,869
Common Stock-Active	$119,649,837	—	—	(a)	$119,649,837
Short-Term Debt Securities-Indexed	—	$499,638	—		$499,638
Warrants-Indexed	$591	—	—		$591
Temporary Cash Investment	—	$5,136,409	—		$5,136,409

	$280,037,297	$5,636,047	—		$285,673,344
Small Cap Value Fund
Common Stock	$446,215,359	—	—		$446,215,359
Short-Term Debt Securities	—	$11,995,755	—		$11,995,755
Temporary Cash Investment	—	$2,428,882	—		$2,428,882

	$446,215,359	$14,424,637	—		$460,639,996
Small Cap Growth Fund
Common Stock	$444,280,399	—	—	(a)	$444,280,399
Short-Term Debt Securities	—	$10,994,980	—		$10,994,980
Temporary Cash Investment	—	$2,007,473	—		$2,007,473

	$444,280,399	$13,002,453	—		$457,282,852
Small Cap Equity Index Fund
Common Stock-Indexed	$140,205,846	—	—	(a)	$140,205,846
Warrants	$11,097	—	—		$11,097
Temporary Cash Investment	—	$136,079	—		$136,079

	$140,216,943	$136,079	—		$140,353,022
Mid Cap Value Fund
Common Stock	$116,950,157	—	—		$116,950,157
Temporary Cash Investment	—	$2,499,899	—		$2,499,899

	$116,950,157	$2,499,899	—		$119,450,056

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2022

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

Fund	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Mid-Cap Equity Index Fund
Common Stock-Indexed	$1,516,203,642	—	—	$1,516,203,642
Short-Term Debt Securities	—	$17,992,229	—	$17,992,229
Temporary Cash Investment	—	$970,839	—	$970,839

	$1,516,203,642	$18,963,068	—	$1,535,166,710
Composite Fund
Common Stock	$105,732,692	—	—	$105,732,692
U.S. Government Debt	—	$29,752,374	—	$29,752,374
U.S. Government Agency Residential Mortgage-Backed Obligations	—	$20,499,748	—	$20,499,748
Long-Term Corporate Debt	—	$14,336,149	—	$14,336,149
Short-Term Debt Securities	—	$12,098,160	—	$12,098,160
Temporary Cash Investment	—	$3,721,481	—	$3,271,481

	$105,732,692	$79,957,912	—	$185,690,604
International Fund
Common Stock	$71,842,186	$925,212,056	—	$997,054,242
Short-Term Debt Securities	—	$2,997,826	—	$2,997,826
Temporary Cash Investment	—	$61,909,524	—	$61,909,524

	$71,842,186	$990,119,406	—	$1,061,961,592
Catholic Values Index Fund
Common Stock-Indexed	$3,879,096	—	—	$3,879,096
Retirement Income Fund
Common Stock	$202,693,516	—	—	$202,693,516
2015 Retirement Fund
Common Stock	$119,697,309	—	—	$119,697,309
2020 Retirement Fund
Common Stock	$517,264,053	—	—	$517,264,053
2025 Retirement Fund
Common Stock	$1,032,683,626	—	—	$1,032,683,626
2030 Retirement Fund
Common Stock	$1,066,630,040	—	—	$1,066,630,040
2035 Retirement Fund
Common Stock	$946,744,846	—	—	$946,744,846
2040 Retirement Fund
Common Stock	$784,568,383	—	—	$784,568,383
2045 Retirement Fund
Common Stock	$811,127,768	—	—	$811,127,768
2050 Retirement Fund
Common Stock	$609,266,940	—	—	$609,266,940
2055 Retirement Fund
Common Stock	$294,724,413	—	—	$294,724,413
2060 Retirement Fund
Common Stock	$125,955,536	—	—	$125,955,536
2065 Retirement Fund
Common Stock	$21,489,284	—	—	$21,489,284
Conservative Allocation Fund
Common Stock	$171,764,821	—	—	$171,764,821

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June 30, 2022

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

Fund	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
Moderate Allocation Fund
Common Stock	$398,150,371	—	—		$398,150,371
Aggressive Allocation Fund
Common Stock	$311,079,552	—	—		$311,079,552
Money Market Fund
U.S. Government Debt	—	$46,976,220	—		$46,976,220
U.S. Government Agency Short Term Debt	—	$49,088,460	—		$49,088,460
Commercial Paper	—	$99,278,041	—		$99,278,041
Temporary Cash Investment	—	$5,312,066	—		$5,312,066

	—	$200,654,787			$200,654,787
Mid-Term Bond Fund
U.S. Government Debt	—	$647,280,016	—		$647,280,016
Long-Term Corporate Debt	—	$213,500,185	—		$213,500,185
Common Stock	$666,584	—	$815,096	(a)	$1,481,680
Short-Term Debt Securities	—	$7,796,797	—		$7,796,797
Temporary Cash Investment	—	$1,560,252	—		$1,560,252

	$666,584	$870,137,250	$815,096		$871,618,930
Bond Fund
U.S. Government Debt	—	$873,286,600	—		$873,286,600
U.S. Government Agency Residential Mortgage-Backed Obligations	—	$574,040,233	—		$574,040,233
Long-Term Corporate Debt	—	$401,970,254	—		$401,970,254
Sovereign Debt	—	—	$2,017,243	(a)	$2,017,243
Common Stock	$1,357,028	—	$1,717,923	(a)	$3,074,951
Short-Term Debt Securities	—	$19,493,923	—		$19,493,923
Temporary Cash Investment	—	$2,238,467	—		$2,238,467

	$1,357,028	$1,871,029,477	$3,735,166		$1,876,121,671

Other Financial Instruments:**

Equity Index Fund	$(1,600,123)	—	—		$(1,600,123)
All America Fund	$(49,793)	—	—		$(49,793)
Mid-Cap Equity Index Fund	$(1,044,365)	—	—		$(1,044,365)
International Fund	$(216,510)	—	—		$(216,510)

*	See Portfolios of Investments for more details on industry or country classifications, as applicable.
**	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.
(a)

Includes securities fair valued using methods determined in good faith by the Adviser and reviewed by the Investment Company Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

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1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

	Fair Value Measurement Using Significant Unobservable Inputs (Level 3) for the Six Months Ended June 30, 2022
	Balance December 31, 2021(a)	Change in Unrealized Gains (Losses)	Change in Realized Gains (Losses)	Accrued Discounts/ Premiums	Transfers Into Level 3	Transfers Out of Level 3	Purchases	Sales	Balance June 30, 2022(a)		Net Change in Unrealized Gains/ (Losses) of Level 3 Assets Held as of June 30, 2022
All America Fund — Active Common Stock	$5,463	$(5,462)	$12,415	—	—	—	—	$(12,416)	—	(b)	$(5,462)
Small Cap Growth Fund — Common Stock	$91,218	$(91,208)	$207,304	—	—	—	—	$(207,314)	—	(c)	$(91,208)
Small Cap Equity Index Fund — Common Stock	—	—	—	—	—	—	—	—	—	(d)	—
Mid-Term Bond Fund — Common Stock	$815,096	—	—	—	—	—	—	—	$815,096	(e)	—
Bond Fund — Common Stock	$1,717,923	—	—	—	—	—	—	—	$1,717,923	(f)	—
Bond Fund — Sovereign Debt	$2,301,760	$(122,945)	—	$(46,360)	—	—	—	$(115,212)	$2,017,243	(g)	$(122,945)

(a)

Includes securities fair valued using methods determined in good faith by the Adviser and reviewed by the Investment Company Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

(b)

Level 3 security, Ferroglobe Representation & Warranty Insurance Trust with $0 fair value and Alder Biopharmaceuticals, Inc. — contingent value rights with change in unrealized loss of $5,462, change in realized gain of $12,415 and sales of $12,416.

(c)

Level 3 security, Ferroglobe Representation & Warranty Insurance Trust with $0 fair value and Alder Biopharmaceuticals, Inc. — contingent value rights with change in unrealized loss of $91,208, change in realized gain of $207,304 and sales of $207,314.

(d)	Level 3 security, Contra Progenics Pharmaceuticals, Inc. — contingent value rights with $0 fair value.
(e)	Level 3 security, Superior Energy Svcs., Inc. — common stock with $815,096 fair value.
(f)	Level 3 security, Superior Energy Svcs., Inc. — common stock with $1,717,923 fair value.
(g)	Level 3 security, Sri Lanka AID, with change in unrealized loss of $122,945, accrued premiums of $46,360, sales of $115,212 and $2,017,243 fair value.

Security Valuation — Investment securities are carried at fair value as follows:

The Funds’ investments are fair valued as of the close of trading on the New York Stock Exchange (“Exchange”) on each day the Exchange is open for trading. The Exchange usually closes at 4:00 pm Eastern Time but sometimes closes earlier. For Funds that invest in securities listed on foreign exchanges, the value of the securities may change on days when there is no possibility to purchase or redeem shares of the Funds. The Board of Directors of the Investment Company (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to the Adviser. Pursuant to the Board’s delegation, the Adviser has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval and ratification at its next regularly scheduled quarterly meeting. For fiscal reporting year-end, securities were fair valued at the close of the last business day.

Exchange-traded equity securities are valued at the last reported sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid

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1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer-supplied valuations to derive a valuation.

Temporary cash investments are amounts on deposit with financial institutions that are swept daily into an overnight investment and returned the next business day. Cash equivalents such as short-term temporary cash investments are valued at amortized cost.

In the rare instance when a price is not available from an independent pricing source or when prices may not reflect fair value, such as when the price provided by the pricing source is not based on a recent trade, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

Mutual of America Capital Management LLC (“the Adviser”) uses a market approach to calculate fair value for equity securities which are categorized as Level 3. The Adviser’s valuation is primarily based on information regarding the specific equity issuer, such as the last trade price, financial statements, the relationship of per-share book value to the last trade price, operating information and any corporate actions, such as dividends or returns of capital, that may have occurred since the last trade. The Adviser also considers industry-specific conditions and overall market conditions, to determine whether the last trade price reflects fair value or needs to be adjusted. Generally, absent any significant contrary indications, the last trade price will be used as the calculated fair value.

The Retirement Funds and the Allocation Funds value their investments in the underlying Funds of the Investment Company at their respective net asset values.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gains and losses on the sale of short and long-term debt securities are computed on the basis of amortized cost at the time of sale. Realized gains and losses on the sale of equity securities are based on the identified cost basis of the security, determined on the first-in, first-out (“FIFO”) basis.

Futures Contracts — The Equity Index Fund, Mid-Cap Equity Index Fund and a portion of the All America Fund each maintain indexed asset portfolios which are subject to equity price risk. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds purchase stock index futures contracts. These purchases of futures contracts allow the funds to invest available cash to attempt to efficiently and cost effectively keep the funds fully invested on a daily basis in an attempt to minimize deviation from the performance of the indices.

An initial cash margin deposit (represented by cash or Treasury bills) is made upon entering into a futures contract and serves as collateral for the contract. This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction. During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized appreciation or depreciation by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each trading day. The accumulated unrealized appreciation or depreciation on the contract is included in Total Distributable Earnings (Loss) in the Components of Net Assets section of the Statements of Assets and Liabilities. Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized appreciation or depreciation are incurred, variation margin payments are received or made daily. The net change in unrealized appreciation or depreciation of futures contracts is recorded in the

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June 30, 2022

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

Statements of Operations. When the contract is closed, a realized gain or loss from futures transactions is recorded in the Statements of Operations, equal to the net variation margin received or paid over the period the contract was outstanding.

The “Underlying Face Amount at Value” (appearing in the “Footnotes to Portfolios of Investments in Securities”) representing the aggregate of outstanding contractual amounts under futures contracts reflects the extent of a Fund’s exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The following table presents the financial statement impacts resulting from the funds’ use of futures contracts at their fair values as of June 30, 2022 and for the six months ended June 30, 2022:

Derivatives not accounted for as hedging instruments	Risk Type	Location on Statements of Assets and Liabilities	Equity Index Fund	All America Fund	Mid-Cap Equity Index Fund	International Fund
Futures Contracts	Equity	Total Distributable Earnings (Loss)	$(1,600,123)	$(49,793)	$(1,044,365)	$(216,510)

Derivatives not accounted for as hedging instruments	Risk Type	Location on Statements of Operations	Equity Index Fund	All America Fund	Mid-Cap Equity Index Fund	International Fund
Futures Contracts	Equity	Net realized gain (loss) on Futures contracts	$(10,726,634)	$(402,822)	$(5,207,768)	$(5,999,140)

Futures Contracts	Equity	Change in net unrealized appreciation (depreciation) of Futures contracts	$(3,073,343)	$(127,058)	$(2,364,883)	$(623,400)

During the six months ended June 30, 2022, the Equity Index Fund, All America Fund, Mid-Cap Equity Index Fund and International Fund held futures contracts with average notional amounts of $63,552,236, $2,994,313, $31,927,743 and $32,024,637, respectively.

Warrants — A warrant is an option to purchase common stock of an issuer and is issued in conjunction with another security, such as a debt obligation. A warrant specifies the price at which the holder may purchase shares of common stock and usually expires after a period of time. A warrant holder generally may pay cash for the common stock to be purchased or may surrender the principal amount of the related debt security the warrant holder owns equal to the purchase price for the stock.

The common stock underlying a warrant may not increase in value after the date the warrant was issued, or may not increase up to the warrant exercise price. In this case, the warrant generally would have little value and could expire unexercised.

Retirement Funds — Each of the Retirement Funds invests in equity (stock) funds and fixed income (bond) funds and targets different percentages to these asset classes. The targets reflect varying emphases on achieving capital appreciation and gains versus preserving capital and producing income, depending on the specific Fund’s time horizon.

The Retirement Funds target their investments in the following underlying funds of the Investment Company in accordance with the percentage allocations noted (unaudited):

	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Funds*	International Fund	Bond Fund	Mid-Term Bond Fund	Money Market Fund
Retirement Income Fund	20%	5%	—	5%	35%	30%	5%
2015 Retirement Fund	23%	5%	—	5%	35%	27%	5%
2020 Retirement Fund	25%	7%	2%	7%	35%	19%	5%

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2022

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Funds*	International Fund	Bond Fund	Mid-Term Bond Fund	Money Market Fund
2025 Retirement Fund	30%	8%	3%	10%	32%	14%	3%
2030 Retirement Fund	35%	10%	4%	12%	26%	10%	3%
2035 Retirement Fund	40%	13%	5%	15%	20%	4%	3%
2040 Retirement Fund	44%	14%	6%	18%	16%	—	2%
2045 Retirement Fund	47%	14%	7%	19%	11%	—	2%
2050 Retirement Fund	48%	14%	8%	20%	8%	—	2%
2055 Retirement Fund	47%	15%	9%	21%	7%	—	1%
2060 Retirement Fund	47%	15%	10%	22%	5%	—	1%
2065 Retirement Fund	48%	15%	10%	22%	4%	—	1%

*	May include the Small Cap Growth, Small Cap Value and Small Cap Equity Index Funds

Generally, rebalancing of the Retirement Funds’ holdings is performed on a periodic basis and the mix of underlying Funds is reviewed annually.

Allocation Funds — The Allocation Funds target their investments in the following underlying Funds of the Investment Company in accordance with the percentage allocations noted (unaudited):

	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Growth Fund	Small Cap Value Fund	International Fund	Bond Fund	Mid-Term Bond Fund
Conservative Allocation	25%	5%	—	—	5%	30%	35%
Moderate Allocation	35%	15%	—	—	10%	25%	15%
Aggressive Allocation	35%	20%	5%	5%	15%	20%	—
Generally, rebalancing of the Allocation Funds’ holdings is performed on a periodic basis.

Change in Target Investments — During the year, the Retirement Funds listed below had changes to their target investments. Overall increases (decreases) to the target percentages were as follows (unaudited):

	Equity Index Fund	Mid-Cap Equity Index Fund		Small Cap Funds*		International Fund		Bond Fund		Mid-Term Bond Fund	Money Market Fund
Retirement Income Fund	—	—		—		5%		—		5%	(10%	)
2015 Retirement Fund	1%	(1%	)	—		—		(2%	)	7%	(5%	)
2020 Retirement Fund	2%	(1%	)	(2%	)	(1%	)	(2%	)	4%	—
2025 Retirement Fund	3%	(4%	)	(1%	)	—		—		4%	(2%	)
2030 Retirement Fund	2%	(5%	)	(1%	)	—		1%		5%	(2%	)
2035 Retirement Fund	3%	(3%	)	(2%	)	—		(5%	)	4%	3%
2040 Retirement Fund	3%	(3%	)	(2%	)	1%		(1%	)	—	2%
2045 Retirement Fund	5%	(3%	)	(2%	)	1%		(3%	)	—	2%
2050 Retirement Fund	7%	(4%	)	(2%	)	1%		(4%	)	—	2%
2055 Retirement Fund	7%	(4%	)	(2%	)	1%		(3%	)	—	1%
2060 Retirement Fund	8%	(5%	)	(2%	)	1%		(3%	)	—	1%
2065 Retirement Fund	10%	(6%	)	(3%	)	—		(2%	)	—	1%

*	May include the Small Cap Growth, Small Cap Value and Small Cap Equity Index Funds

Change in International Fund Investments — unaudited. — Previously, the International Fund was invested mainly in exchange traded funds that reflect, replicate or follow the country weightings of the MSCI EAFE® Index. The Fund had also invested a small percentage of assets in exchange traded funds that provide exposure to emerging markets and to companies with small market capitalizations in developed market countries. The Securities and Exchange Commission revoked the exemptive orders that allowed these investments effective on January 19, 2022. As of that

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2022

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

date, the International Fund is invested directly in the stocks of companies represented in the MSCI EAFE® Index, except to the extent that it is permissible to invest in exchange traded funds within the general limitations of the Investment Company Act.

Investment Income — Interest income, accretion of discount and amortization of premium are recorded daily on an accrual basis using the effective interest method. A debt obligation may cease accrual of income and result in a reduction to interest income when the collection of all or a portion of current and past due interest is in doubt. Dividend income is recorded on the ex-dividend date. Foreign source tax withheld from dividends is recorded as a reduction from dividend income. Should reclamation efforts succeed, such amounts are recorded as income upon collection.

Foreign Currency Translations — The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized gains and losses arise from the sales of portfolio securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. The effect of changes in foreign exchange rates on foreign denominated securities is reflected in the net realized gain (loss) on foreign currency translations and change in net unrealized appreciation (depreciation) of foreign currency translations within the Statement of Operations.

Distributions to Shareholders (“Dividends”) — Distributions to shareholders are recorded on the ex-dividend date and are made at least annually. It is the Investment Company’s policy to make distributions of its net investment income and net realized gains, if any, in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Accordingly, periodic reclassifications (which do not impact the funds’ net asset values) are made within the funds’ capital accounts to reflect income and gains available for distribution under Federal income tax regulations.

Federal Income Taxes — Each Fund in the Investment Company intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.

GAAP requires the evaluation of tax positions taken in the course of preparing a fund’s tax return to determine whether it is “more-likely-than-not” that tax positions taken in the fund’s tax return will be ultimately sustained, and, if not, a tax liability and expense is recorded.

As of June 30, 2022, management has evaluated the tax positions taken on the Funds’ filed tax returns for all open tax years and has concluded that no tax provision is required in any of the Funds’ financial statements. Generally, the statute of limitations is open for 3 years after the tax returns are filed. Each Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

As of June 30, 2022, the following Funds had capital loss carry-forwards available to offset net realized capital gains generated after December 31, 2021.

	Money Market Fund	Bond Fund	International Fund	Catholic Values Fund
Capital loss carry-forward — (short-term)	$(6,619)	$(6,621,531)	$(7,748,345)	$(3,407)
Capital loss carry-forward — (long-term)	$(3)	$(5,519,738)	$(5,953,476)	$(0)

	2015 Retirement Fund	2065 Retirement Fund
Capital loss carry-forward — (short-term)	$(0)	$(56,791)
Capital loss carry-forward — (long-term)	$(1,215,130)	$(129,247)

The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2022

2.	EXPENSES

The Investment Company has an Investment Advisory Agreement with Mutual of America Capital Management LLC (“the Adviser”), an indirect wholly-owned subsidiary of Mutual of America Life. For providing investment management services to each of the Funds of the Investment Company, the Adviser receives a fee, calculated as a daily charge of the value of the net assets of each fund, at the following annual rates:

Fund	Annual Investment Management Fee
Retirement Funds	.05%
Equity Index, Mid-Cap Equity Index, Small Cap Equity Index, International Funds	.075%
Catholic Values Index and Money Market Funds	.15%
Bond Fund	.39%
All America, Composite, Mid-Term Bond Funds	.40%
Mid Cap Value Fund	.55%
Small Cap Value, Small Cap Growth Funds	.75%

The Retirement and Allocation Funds incur direct investment management expenses of .05% and .00%, respectively. Shareholders in the Allocation and Retirement Funds indirectly bear their pro-rata share of the investment management fees incurred by the underlying funds in which they invest. Through December 31, 2014, they also did not incur operating expenses other than those included in each of the underlying funds in which they invest. Commencing January 1, 2015, the expense allocation methodology was modified such that certain non-advisory operating expenses that can be attributed only to the Retirement and Allocation Funds are now charged directly to those Funds. During 2017, Mutual of America reimbursed the applicable funds $492,285 to reflect the change in the operating expense allocation methodology.

Effective January 1, 2015, the Investment Company and the Adviser entered into an agreement under which the Adviser agrees to reimburse the direct non-advisory operating expenses of any Allocation or Retirement Fund (each a “Fund of Funds”) that has less than $50 million in average daily net assets for the prior calendar year. This agreement remains in effect through April 30, 2023 and continues into successive 12 month periods ending April 30 unless i) The Fund of Funds has at least $50 million in average daily net assets for the prior calendar year, ii) the Investment Company gives not less than 30 days written notice to the Adviser, or iii) the Adviser gives 45 days advance notice to the Investment Company before the next May 1 of a given year to terminate the agreement. In that case, the agreement will terminate on the next May 1 following the written notice.

Effective July 2, 2018, the Investment Company and the Adviser entered into an agreement under which the Adviser agrees to reimburse the non-advisory operating expenses of the Small Cap Equity Index Fund to the extent that such operating expenses exceed 0.07% of net assets. This agreement remains in effect through April 30, 2023 and continues into successive 12 month periods ending April 30 unless i) the Investment Company gives not less than 30 days written notice to the Adviser, or ii) the Adviser gives 45 days advance notice to the Investment Company before the next May 1 of a given year to terminate the agreement. In that case, the agreement will terminate on the next May 1 following the written notice.

Effective September 30, 2020, the Investment Company and the Adviser entered into an agreement under which the Adviser agrees to reimburse the non-advisory operating expenses of the Catholic Values Index Fund to the extent that such operating expenses exceed 0.07% of net assets. This agreement remains in effect through April 30, 2023 and continues into successive 12 month periods ending April 30 unless i) the Investment Company gives not less than 30 days written notice to the Adviser, or ii) the Adviser gives 45 days advance notice to the Investment Company before the next May 1 of a given year to terminate the agreement. In that case, the agreement will terminate on the next May 1 following the written notice.

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2022

3.	INVESTMENTS

The cost of investment purchases and proceeds from sales of investments, excluding short-term securities and futures contracts, for the year ended June 30, 2022, were as follows:

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Small Cap Equity Index Fund
Cost of investment purchases	$221,335,592	$20,465,131	$32,063,956	$157,220,751	$49,838,471

Proceeds from sales of investments	$77,867,391	$32,055,840	$53,004,077	$175,995,200	$19,029,319

	Mid Cap Value Fund	Mid-Cap Equity Index Fund	Composite Fund	International Fund	Catholic Values Index Fund
Cost of investment purchases	$19,133,979	$155,514,426	$29,398,038	$184,577,270	$650,142

Proceeds from sales of investments	$6,691,506	$294,717,721	$34,309,325	$108,823,217	$274,721

	Retirement Income Fund	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund
Cost of investment purchases	$50,976,934	$19,858,371	$55,049,806	$116,735,665	$126,089,536

Proceeds from sales of investments	$47,296,052	$23,240,868	$75,101,382	$107,713,383	$87,224,965

	2035 Retirement Fund	2040 Retirement Fund	2045 Retirement Fund	2050 Retirement Fund	2055 Retirement Fund
Cost of investment purchases	$113,926,355	$79,292,680	$86,841,239	$76,385,591	$57,271,150

Proceeds from sales of investments	$65,285,465	$46,327,272	$47,953,495	$44,727,664	$25,772,244

	2060 Retirement Fund	2065 Retirement Fund	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund
Cost of investment purchases	$34,548,851	$11,061,347	$8,161,446	$10,433,800	$8,440,880

Proceeds from sales of investments	$11,333,760	$2,474,231	$11,893,216	$23,297,484	$17,239,827

	Mid-Term Bond Fund	Bond Fund
Cost of investment purchases	$140,466,468	$332,813,702

Proceeds from sales of investments	$79,176,493	$297,971,418

The cost of short-term security purchases for the Money Market Fund for the year ended June 30, 2022, was $1,432,126,237; proceeds from sales for the year were $1,410,212,025.

The components of net unrealized appreciation (depreciation) of investments for federal income tax purposes and the cost of investments for federal income tax purposes at June 30, 2022 for each of the Funds were as follows:

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Small Cap Equity Index Fund
Unrealized Appreciation	$1,713,480,673	$80,241,475	$75,959,265	$51,370,396	$11,756,547
Unrealized Depreciation	(130,852,137)	(18,770,589)	(45,101,139)	(72,586,759)	(20,859,103)

Net	$1,582,628,536	$61,470,886	$30,858,126	$(21,216,363)	$(9,102,556)

Tax Cost of Investments	$2,516,671,332	$224,202,458	$429,781,870	$478,499,215	$149,455,578

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2022

3.	INVESTMENTS (CONTINUED)

	Mid Cap Value Fund	Mid-Cap Equity Index Fund	Composite Fund	International Fund	Catholic Values Index Fund
Unrealized Appreciation	$26,176,165	$248,815,205	$36,408,226	$42,929,753	$437,888
Unrealized Depreciation	(7,632,296)	(146,201,719)	(10,851,576)	(244,815,683)	(293,975)

Net	$18,543,869	$102,613,486	$25,556,650	$(201,885,930)	$143,913

Tax Cost of Investments	$100,906,187	$1,432,553,224	$160,133,954	$1,263,538,244	$3,735,183

	Retirement Income Fund	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund
Unrealized Appreciation	$2,145,112	$1,335,334	$11,238,060	$24,735,676	$37,082,396
Unrealized Depreciation	(21,018,047)	(10,529,946)	(47,321,304)	(90,316,556)	(87,272,574)

Net	$(18,872,935)	$(9,194,612)	$(36,083,244)	$(65,580,880)	$(50,190,178)

Tax Cost of Investments	$221,566,451	$128,891,921	$553,347,297	$1,098,264,506	$1,116,820,218

	2035 Retirement Fund	2040 Retirement Fund	2045 Retirement Fund	2050 Retirement Fund	2055 Retirement Fund
Unrealized Appreciation	$34,575,720	$26,423,867	$31,497,660	$14,373,691	$894
Unrealized Depreciation	(80,725,470)	(59,064,451)	(62,061,414)	(45,634,656)	(27,894,063)

Net	$(46,149,750)	$(32,640,584)	$(30,563,754)	$(31,260,965)	$(27,893,169)

Tax Cost of Investments	$992,894,596	$817,208,967	$841,691,522	$640,527,905	$322,617,582

	2060 Retirement Fund	2065 Retirement Fund	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund
Unrealized Appreciation	$44,755	$97	$2,912,579	$23,051,855	$23,687,684
Unrealized Depreciation	(16,316,796)	(4,208,709)	(15,914,017)	(29,066,686)	(23,684,788)

Net	$(16,272,041)	$(4,208,612)	$(13,001,438)	$(6,014,831)	$2,896

Tax Cost of Investments	$142,227,577	$25,697,896	$184,766,259	$404,165,202	$311,076,656

	Money Market Fund	Mid-Term Bond Fund	Bond Fund
Unrealized Appreciation	$0	$82,351	$1,319,006
Unrealized Depreciation	(4,737)	(63,592,466)	(186,320,762)

Net	$(4,737)	$(63,510,115)	$(185,001,756)

Tax Cost of Investments	$200,659,524	$935,129,045	$2,061,123,427

Differences between amounts reflected in the Statements of Assets and Liabilities and those computed for federal income tax purposes arise primarily from federal income tax treatment of wash sales, REITs, PFICs, partnerships, corporate actions and futures contracts.

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2022

3.	INVESTMENTS (CONTINUED)

Investments in affiliated investment companies during the six months ended June 30, 2022 were as follows:

Affiliated Investment Company	Value as of December 31, 2021	Purchases	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Sales	Value as of June 30, 2022	Dividends
Retirement Income Fund
Bond Fund	$67,233,587	$19,320,556	$(787,481)	$(5,805,746)	$(12,623,379)	$67,337,537	$464,521
Equity Index Fund	51,649,348	8,907,937	2,361,523	(12,787,581)	(9,630,052)	40,501,175	275,918
International Fund	—	6,484,459	(4,420)	(635,352)	(293,100)	5,551,587	141,335
Mid-Cap Equity Index Fund	13,922,598	1,978,689	51,714	(2,661,087)	(3,782,513)	9,509,401	70,684
Mid-Term Bond Fund	63,101,442	12,242,285	(116,495)	(4,349,210)	(4,205,667)	66,672,355	359,136
Money Market Fund	27,852,524	2,043,008	(353,383)	340,653	(16,761,341)	13,121,461	5,242

Total	$223,759,499	$50,976,934	$1,151,458	$(25,898,323)	$(47,296,052)	$202,693,516	$1,316,836

2015 Retirement Fund
Bond Fund	$44,868,290	$8,425,215	$(442,463)	$(3,834,412)	$(8,249,968)	$40,766,662	$289,094
Equity Index Fund	35,336,648	4,185,301	2,328,762	(9,428,671)	(5,926,173)	26,495,867	182,349
International Fund	7,056,427	372,222	47,888	(1,307,617)	(431,200)	5,737,720	147,405
Mid-Cap Equity Index Fund	11,163,777	304,805	(17,687)	(1,955,779)	(2,988,549)	6,506,567	29,863
Mid-Term Bond Fund	36,094,620	3,187,927	(148,013)	(2,283,012)	(1,927,022)	34,924,500	192,337
Money Market Fund	5,601,283	3,382,901	(52,962)	52,727	(3,717,956)	5,265,993	2,070

Total	$140,121,045	$19,858,371	$1,715,525	$(18,756,764)	$(23,240,868)	$119,697,309	$843,118

2020 Retirement Fund
Bond Fund	$192,782,745	$26,111,046	$(1,767,876)	$(16,981,463)	$(29,824,105)	$170,320,347	$1,275,585
Equity Index Fund	163,324,585	7,387,348	5,878,461	(38,398,222)	(14,145,619)	124,046,553	850,216
International Fund	48,155,862	2,419,737	242,231	(8,727,920)	(3,278,874)	38,811,036	992,210
Mid-Cap Equity Index Fund	62,737,849	1,698,141	788,513	(11,742,042)	(17,278,874)	36,203,587	270,615
Mid-Term Bond Fund	121,821,746	11,849,397	(472,202)	(7,749,869)	(7,014,204)	118,434,868	650,971
Money Market Fund	9,047,886	4,952,416	(85,576)	88,230	(2,141,457)	11,861,499	4,702
Small Cap Growth Fund	10,810,355	290,267	(128,335)	(3,045,421)	(709,125)	7,217,741	—
Small Cap Value Fund	12,511,900	341,454	69,845	(1,845,653)	(709,124)	10,368,422	51,188

Total	$621,192,928	$55,049,806	$4,525,061	$(88,402,360)	$(75,101,382)	$517,264,053	$4,095,487

2025 Retirement Fund
Bond Fund	$295,886,015	$53,447,266	$(1,812,055)	$(28,368,888)	$(28,535,160)	$290,617,178	$2,088,507
Equity Index Fund	363,009,300	23,323,812	5,743,786	(81,265,343)	(14,090,496)	296,721,059	2,029,397
International Fund	125,222,837	7,799,197	202,301	(22,915,510)	(5,026,209)	105,282,616	2,687,084
Mid-Cap Equity Index Fund	161,830,646	6,151,833	3,635,126	(31,033,776)	(50,338,479)	90,245,350	672,922
Mid-Term Bond Fund	190,645,741	12,769,449	(410,916)	(12,252,369)	(5,719,182)	185,032,723	1,001,713
Money Market Fund	17,706,130	8,237,532	(3,291)	8,558	(2,166,618)	23,782,311	9,288
Small Cap Equity Index Fund	—	3,179,023	(5,591)	(219,595)	(173,242)	2,780,595	15,117
Small Cap Growth Fund	22,565,637	858,516	(148,457)	(6,635,762)	(831,998)	15,807,936	—
Small Cap Value Fund	26,076,885	969,037	(58,633)	(3,741,432)	(831,999)	22,413,858	110,521

Total	$1,202,943,191	$116,735,665	$7,142,270	$(186,424,117)	$(107,713,383)	$1,032,683,626	$8,614,549

2030 Retirement Fund
Bond Fund	$222,573,668	$56,756,100	$(1,089,273)	$(21,885,434)	$(20,000,831)	$236,354,230	$1,603,673
Equity Index Fund	448,984,007	22,628,566	3,833,682	(97,585,093)	(10,016,049)	367,845,113	2,501,818
International Fund	152,898,493	10,528,318	191,989	(28,353,094)	(3,571,430)	131,694,276	3,343,777
Mid-Cap Equity Index Fund	190,317,399	8,941,491	2,622,315	(36,775,992)	(45,977,761)	119,127,452	883,977
Mid-Term Bond Fund	127,108,936	10,599,068	(150,633)	(8,441,154)	(1,974,622)	127,141,595	682,346
Money Market Fund	18,651,787	8,634,335	(1,999)	7,977	(1,293,485)	25,998,615	10,042
Small Cap Equity Index Fund	3,864,723	5,825,764	(108,115)	(1,232,972)	(394,923)	7,954,477	42,421
Small Cap Growth Fund	31,351,186	1,012,790	(484,024)	(8,424,342)	(3,497,932)	19,957,678	—
Small Cap Value Fund	35,048,557	1,163,104	(38,476)	(5,118,649)	(497,932)	30,556,604	150,314

Total	$1,230,798,756	$126,089,536	$4,775,466	$(207,808,753)	$(87,224,965)	$1,066,630,040	$9,218,368

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2022

3.	INVESTMENTS (CONTINUED)

Affiliated Investment Company	Value as of December 31, 2021	Purchases	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Sales	Value as of June 30, 2022	Dividends
2035 Retirement Fund
Bond Fund	$216,377,707	$16,924,815	$(512,448)	$(22,341,067)	$(6,280,849)	$204,168,158	$1,575,806
Equity Index Fund	436,452,028	37,086,920	3,876,370	(97,258,759)	(9,413,239)	370,743,320	2,521,086
International Fund	164,225,295	13,382,189	259,557	(30,775,966)	(3,730,369)	143,360,706	3,639,330
Mid-Cap Equity Index Fund	188,857,119	10,843,439	2,958,742	(38,692,281)	(31,267,398)	132,699,621	984,510
Mid-Term Bond Fund	—	17,719,230	(1,386)	(98,895)	(282,217)	17,336,732	7,961
Money Market Fund	—	4,034,122	87	3,097	(211,663)	3,825,643	670
Small Cap Equity Index Fund	11,485,524	10,601,451	75,399	(3,720,842)	(389,799)	18,051,733	96,293
Small Cap Growth Fund	38,864,933	1,592,936	(156,928)	(11,289,097)	(2,604,965)	26,406,879	—
Small Cap Value Fund	44,998,798	1,741,253	203,328	(5,686,359)	(11,104,966)	30,152,054	148,318

Total	$1,101,261,404	$113,926,355	$6,702,721	$(209,860,169)	$(65,285,465)	$946,744,846	$8,973,974

2040 Retirement Fund
Bond Fund	$131,159,781	$18,187,655	$(426,402)	$(13,194,921)	$(6,369,581)	$129,356,532	$929,436
Equity Index Fund	403,269,103	25,111,153	4,390,132	(88,614,568)	(10,024,977)	334,130,843	2,265,283
International Fund	147,851,465	19,004,831	724,662	(28,963,769)	(4,140,509)	134,476,680	3,403,292
Mid-Cap Equity Index Fund	161,021,553	8,808,356	2,044,726	(33,256,116)	(17,874,973)	120,743,546	893,458
Money Market Fund	—	4,343,753	57	3,449	(132,767)	4,214,492	432
Small Cap Equity Index Fund	18,907,320	1,075,646	84,339	(3,820,677)	(479,309)	15,767,319	83,895
Small Cap Growth Fund	27,082,878	1,315,965	(94,649)	(8,120,414)	(652,578)	19,531,202	—
Small Cap Value Fund	36,241,851	1,445,321	(292,519)	(4,394,306)	(6,652,578)	26,347,769	129,357

Total	$925,533,951	$79,292,680	$6,430,346	$(180,361,322)	$(46,327,272)	$784,568,383	$7,705,153

2045 Retirement Fund
Bond Fund	$106,073,619	$7,429,923	$(179,815)	$(10,887,237)	$(4,027,755)	$98,408,735	$761,124
Equity Index Fund	425,092,970	33,763,426	4,913,592	(94,324,932)	(8,693,836)	360,751,220	2,445,128
International Fund	163,017,267	21,663,856	790,042	(32,129,124)	(3,666,573)	149,675,468	3,787,596
Mid-Cap Equity Index Fund	160,088,200	13,114,156	2,173,314	(34,092,026)	(18,258,016)	123,025,628	910,167
Money Market Fund	—	1,330,712	45	935	(103,871)	1,227,821	440
Small Cap Equity Index Fund	17,778,224	5,946,499	46,730	(3,806,443)	(304,685)	19,660,325	104,498
Small Cap Growth Fund	36,945,133	1,716,643	(138,075)	(10,900,420)	(1,699,380)	25,923,901	—
Small Cap Value Fund	47,972,113	1,876,024	118,010	(6,312,098)	(11,199,379)	32,454,670	159,380

Total	$956,967,526	$86,841,239	$7,723,843	$(192,451,345)	$(47,953,495)	$811,127,768	$8,168,333

2050 Retirement Fund
Bond Fund	$66,313,995	$4,885,756	$(86,606)	$(6,879,388)	$(2,001,277)	$62,232,480	$480,176
Equity Index Fund	307,654,157	45,742,809	2,804,272	(68,913,733)	(6,587,074)	280,700,431	1,860,639
International Fund	128,729,948	10,830,689	151,534	(24,003,981)	(2,968,745)	112,739,445	2,851,076
Mid-Cap Equity Index Fund	133,191,121	7,566,806	(100,469)	(25,458,874)	(22,627,729)	92,570,855	684,588
Money Market Fund	—	1,274,279	41	921	(74,693)	1,200,548	431
Small Cap Equity Index Fund	18,970,680	3,194,532	95,729	(3,959,521)	(383,260)	17,918,160	95,138
Small Cap Growth Fund	29,048,305	1,377,243	(200,757)	(8,440,099)	(1,542,443)	20,242,249	—
Small Cap Value Fund	33,638,965	1,513,477	(1,745,581)	(3,201,646)	(8,542,443)	21,662,772	136,235

Total	$717,547,171	$76,385,591	$918,163	$(140,856,321)	$(44,727,664)	$609,266,940	$6,108,283

2055 Retirement Fund
Bond Fund	$27,717,806	$3,590,528	$(89,462)	$(2,705,872)	$(3,033,338)	$25,479,662	$191,515
Equity Index Fund	139,811,410	29,424,642	1,232,581	(32,369,270)	(3,774,593)	134,324,770	903,592
International Fund	59,535,870	11,123,125	805	(11,783,871)	(1,837,507)	57,038,422	1,431,678
Mid-Cap Equity Index Fund	62,103,970	7,993,879	10,082	(12,032,470)	(14,647,046)	43,428,415	318,781
Money Market Fund	—	1,128,039	13	894	(19,917)	1,109,029	408
Small Cap Equity Index Fund	7,356,268	662,528	243,903	(1,589,296)	(1,130,712)	5,542,691	29,074
Small Cap Growth Fund	16,294,110	1,635,690	(33,209)	(4,934,239)	(914,566)	12,047,786	—
Small Cap Value Fund	17,052,296	1,712,719	25,422	(2,622,234)	(414,565)	15,753,638	77,030

Total	$329,871,730	$57,271,150	$1,390,135	$(68,036,358)	$(25,772,244)	$294,724,413	$2,952,078

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2022

3.	INVESTMENTS (CONTINUED)

Affiliated Investment Company	Value as of December 31, 2021	Purchases	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Sales	Value as of June 30, 2022	Dividends
2060 Retirement Fund
Bond Fund	$9,365,406	$1,780,608	$(84,287)	$(863,457)	$(1,286,347)	$8,911,923	$65,114
Equity Index Fund	53,394,630	17,751,722	269,932	(13,034,519)	(1,124,250)	57,257,515	381,298
International Fund	26,002,709	5,939,682	18,751	(5,257,082)	(583,553)	26,120,507	649,080
Mid-Cap Equity Index Fund	25,566,672	5,143,372	1,023,592	(5,936,142)	(7,516,513)	18,280,981	132,826
Money Market Fund	—	588,934	4	462	(6,595)	582,805	210
Small Cap Equity Index Fund	2,709,056	1,189,294	13,077	(662,435)	(68,137)	3,180,855	16,430
Small Cap Growth Fund	6,332,000	1,061,093	(8,115)	(1,935,681)	(624,183)	4,825,114	—
Small Cap Value Fund	6,924,671	1,094,146	8,872	(1,107,671)	(124,182)	6,795,836	33,053

Total	$130,295,144	$34,548,851	$1,241,826	$(28,796,525)	$(11,333,760)	$125,955,536	$1,278,011

2065 Retirement Fund
Bond Fund	$934,265	$510,731	$(34,055)	$(80,706)	$(281,543)	$1,048,692	$8,078
Equity Index Fund	6,814,257	5,283,679	25,527	(1,965,266)	(404,666)	9,753,531	63,640
International Fund	3,592,379	2,162,874	(22,027)	(861,725)	(206,696)	4,664,805	113,864
Mid-Cap Equity Index Fund	3,622,064	1,841,597	(140,171)	(666,514)	(1,268,716)	3,388,260	24,225
Money Market Fund	—	128,126	1	96	(4,764)	123,459	42
Small Cap Equity Index Fund	525,877	310,902	(3,404)	(128,969)	(32,950)	671,456	3,406
Small Cap Growth Fund	868,977	409,516	(13,128)	(309,596)	(37,448)	918,321	—
Small Cap Value Fund	903,623	413,922	1,219	(160,556)	(237,448)	920,760	4,406

Total	$17,261,442	$11,061,347	$(186,038)	$(4,173,236)	$(2,474,231)	$21,489,284	$217,661

Conservative Allocation Fund
Bond Fund	$54,768,871	$2,435,768	$(261,868)	$(5,374,468)	$(3,626,928)	$47,941,375	$384,535
Equity Index Fund	53,196,438	1,990,910	1,186,259	(11,997,174)	(2,952,243)	41,424,190	281,549
International Fund	11,459,195	580,366	77,104	(2,128,186)	(590,448)	9,398,031	238,495
Mid-Cap Equity Index Fund	11,796,459	410,521	2,278	(2,361,873)	(590,449)	9,256,936	68,651
Mid-Term Bond Fund	69,616,475	2,743,881	(291,598)	(4,191,321)	(4,133,148)	63,744,289	350,775

Total	$200,837,438	$8,161,446	$712,175	$(26,053,022)	$(11,893,216)	$171,764,821	$1,324,005

Moderate Allocation Fund
Bond Fund	$110,793,879	$2,494,686	$(436,823)	$(10,907,010)	$(5,902,237)	$96,042,495	$774,068
Equity Index Fund	178,309,934	3,353,856	3,787,298	(39,948,558)	(8,117,782)	137,384,748	944,991
International Fund	49,249,914	1,712,167	13,517	(8,769,705)	(2,319,368)	39,886,525	1,023,920
Mid-Cap Equity Index Fund	77,263,564	1,481,517	197,332	(15,599,440)	(3,479,049)	59,863,924	449,146
Mid-Term Bond Fund	71,651,709	1,391,574	(268,828)	(4,322,728)	(3,479,048)	64,972,679	359,202

Total	$487,269,000	$10,433,800	$3,292,496	$(79,547,441)	$(23,297,484)	$398,150,371	$3,551,327

Aggressive Allocation Fund
Bond Fund	$73,030,856	$1,599,437	$(263,374)	$(7,181,430)	$(3,528,158)	$63,657,331	$508,494
Equity Index Fund	141,566,114	2,658,248	3,575,772	(32,236,014)	(5,998,854)	109,565,266	749,099
International Fund	56,859,133	1,997,435	43,503	(10,126,865)	(2,570,938)	46,202,268	1,179,228
Mid-Cap Equity Index Fund	80,688,456	1,559,063	1,013,883	(17,072,441)	(3,427,919)	62,761,042	468,120
Small Cap Growth Fund	18,514,389	272,734	4,901	(5,476,649)	(856,979)	12,458,396	—
Small Cap Value Fund	19,758,304	353,963	(42,727)	(2,777,312)	(856,979)	16,435,249	81,227

Total	$390,417,252	$8,440,880	$4,331,958	$(74,870,711)	$(17,239,827)	$311,079,552	$2,986,168

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2022

4.	CAPITAL SHARE ACTIVITY

The Investment Company has registered an indefinite number of its capital shares pursuant to Rule 24f-2 under the Investment Company Act of 1940. As of June 30, 2022, shares authorized at par value $0.01 per share were allocated into the 28 series of Funds as follows:

Authorized No. of Shares
Total Shares Allocated
Equity Index Fund	900,000,000
All America Fund	200,000,000
Small Cap Value Fund	475,000,000
Small Cap Growth Fund	570,000,000
Small Cap Equity Index Fund	200,000,000
Mid Cap Value Fund	100,000,000
Mid-Cap Equity Index Fund	1,050,000,000
Composite Fund	150,000,000
International Fund	1,275,000,000
Catholic Values Index Fund	100,000,000
Retirement Income Fund	270,000,000
2015 Retirement Fund	200,000,000
2020 Retirement Fund	665,000,000
2025 Retirement Fund	1,025,000,000
2030 Retirement Fund	915,000,000
2035 Retirement Fund	845,000,000
2040 Retirement Fund	685,000,000
2045 Retirement Fund	675,000,000
2050 Retirement Fund	470,000,000
2055 Retirement Fund	350,000,000
2060 Retirement Fund	200,000,000
2065 Retirement Fund	100,000,000
Conservative Allocation Fund	215,000,000
Moderate Allocation Fund	370,000,000
Aggressive Allocation Fund	265,000,000
Money Market Fund	425,000,000
Mid-Term Bond Fund	840,000,000
Bond Fund	1,525,000,000

Sub-Total	15,060,000,000
Shares to be allocated at the discretion of the Board of Directors	3,690,000,000

Total	18,750,000,000

On September 25, 2020, after the close of trading on the New York Stock Exchange, the Funds listed below effected a 1 for 10 reverse split, and post-split shares began trading on September 28, 2020. As a result of the reverse split, every ten pre-split shares were automatically exchanged for one post-split share. The effect of the reverse split transaction was to reduce the number of shares outstanding by the reverse split factor and resulted in a proportionate increase in the net asset value per share. These transactions had not changed the net assets or the value of a shareholder’s investment. Shares issued and outstanding immediately prior to and after the reverse share split, not accounting for fractional shares, are listed below.

	Pre-split		Post-split
Fund	Shares Outstanding	NAV	Shares Outstanding	NAV
Equity Index Fund	659,329,198	$4.95	65,932,920	$49.52
All America Fund	114,078,711	$2.38	11,407,871	$23.84

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2022

4.	CAPITAL SHARE ACTIVITY (CONTINUED)

	Pre-split		Post-split
Fund	Shares Outstanding	NAV	Shares Outstanding	NAV
Small Cap Value Fund	326,943,951	$1.10	32,694,395	$11.04
Small Cap Growth Fund	337,150,569	$1.60	33,715,057	$16.03
Small Cap Equity Index Fund	60,189,271	$0.82	6,018,927	$8.17
Mid Cap Value Fund	56,363,755	$1.36	5,636,375	$13.62
Mid-Cap Equity Index Fund	715,581,162	$2.00	71,558,116	$20.00
Composite Fund	94,147,376	$1.92	9,414,738	$19.22
International Fund	893,902,865	$0.84	89,390,286	$8.36
Retirement Income Fund	138,682,344	$1.25	13,868,234	$12.51
2015 Retirement Fund	126,950,894	$1.07	12,695,089	$10.66
2020 Retirement Fund	442,847,490	$1.26	44,284,749	$12.56
2025 Retirement Fund	673,812,746	$1.37	67,381,275	$13.68
2030 Retirement Fund	602,098,143	$1.42	60,209,814	$14.18
2035 Retirement Fund	504,138,850	$1.43	50,413,885	$14.29
2040 Retirement Fund	423,201,240	$1.41	42,320,124	$14.08
2045 Retirement Fund	444,420,114	$1.38	44,442,011	$13.84
2050 Retirement Fund	265,094,673	$1.68	26,509,467	$16.80
2055 Retirement Fund	136,094,192	$1.28	13,609,419	$12.79
2060 Retirement Fund	49,822,684	$1.06	4,982,268	$10.63
2065 Retirement Fund	1,138,924	$0.98	113,892	$9.85
Conservative Allocation Fund	135,747,628	$1.32	13,574,763	$13.17
Moderate Allocation Fund	259,103,116	$1.57	25,910,312	$15.68
Aggressive Allocation Fund	173,940,219	$1.70	17,394,022	$17.04
Money Market Fund	90,939,944	$1.24	9,093,994	$12.36
Mid-Term Bond Fund	688,855,309	$1.12	68,885,531	$11.19
Bond Fund	1,133,121,793	$1.58	113,312,179	$15.79

5.	DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION

On the last business day of each month in 2021, excluding December 31, 2021, ordinary dividend distributions from net investment income were declared and paid for the Mid-Term Bond and Bond Funds. On June 15, 2021 and June 17, 2021, required distributions of net investment income were declared and paid for each of the remaining Funds other than the Small Cap Growth and Money Market Funds.

On October 15, 2021, required distributions of net investment income and, as applicable, net realized gains relating to 2020 were declared and paid for all applicable funds in accordance with Internal Revenue Code Section 855(a). No such distributions were required for the Small Cap Value, Mid Cap Value, International, Money Market and Bond Funds.

On December 14, 2021 and December 21, 2021, required distributions of net investment income and net realized gains were declared and paid for all applicable funds.

On the first business day of each month in 2022, excluding January 3, 2022, ordinary dividend distributions from net investment income were declared and paid for the Mid-Term Bond and Bond Funds. On the first business day of May 2022 and June 2022, ordinary dividend distributions from net investment income were declared and paid for the Money Market Fund. On June 10, 2022 and June 15, 2022, required distributions of net investment income were declared and paid for each of the remaining Funds other than the Small Cap Growth Fund.

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2022

5.	DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION (CONTINUED)

Pursuant to shareholders’ instructions, substantially all dividend distributions throughout 2022 and 2021 were immediately reinvested into their respective funds. The tax character of the distributions paid during 2022 and 2021 were as follows:

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Small Cap Equity Index Fund
Ordinary Income (a)
2022	$27,846,940	$1,396,719	$2,306,665	$0	$746,313
2021	$62,086,163	$8,266,406	$7,657,057	$23,466,428	$8,590,561
Long-Term Capital Gains
2022	$0	$0	$0	$0	$0
2021	$180,908,055	$27,694,666	$32,478,563	$81,976,626	$11,684,570

	Mid Cap Value Fund	Mid-Cap Equity Index Fund	Composite Fund	International Fund	Catholic Values Index Fund
Ordinary Income (a)
2022	$801,142	$11,416,992	$1,461,529	$27,617,080	$22,883
2021	$3,027,617	$59,210,368	$4,668,574	$18,164,824	$101,687
Long-Term Capital Gains
2022	$0	$0	$0	$0	$0
2021	$6,966,314	$198,308,398	$6,326,764	$100,681,320	$117

	Retirement Fund	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund
Ordinary Income (a)
2022	$1,193,372	$748,946	$3,868,683	$8,230,617	$8,823,943
2021	$2,781,857	$2,019,752	$9,766,005	$18,823,493	$19,503,823
Long-Term Capital Gains
2022	$0	$0	$0	$0	$0
2021	$6,110,328	$14,617,476	$30,458,124	$53,690,328	$53,015,454

	2035 Retirement Fund	2040 Retirement Fund	2045 Retirement Fund	2050 Retirement Fund	2055 Retirement Fund
Ordinary Income (a)
2022	$8,618,452	$7,397,329	$7,851,986	$5,853,272	$2,794,177
2021	$19,606,071	$17,068,129	$17,768,985	$13,083,679	$7,009,819
Long-Term Capital Gains
2022	$0	$0	$0	$0	$0
2021	$41,119,948	$43,235,552	$49,641,380	$29,836,828	$10,466,255

	2060 Retirement Fund	2065 Retirement Fund	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund
Ordinary Income (a)
2022	$1,239,212	$213,205	$1,258,493	$3,473,679	$2,908,733
2021	$2,891,737	$676,296	$2,961,310	$8,032,183	$6,972,589
Long-Term Capital Gains
2022	$0	$0	$0	$0	$0
2021	$4,256,508	$122,695	$8,867,128	$28,940,480	$32,208,073

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2022

5.	DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION (CONTINUED)

	Money Market Fund	Mid-Term Bond Fund	Bond Fund
Ordinary Income (a)
2022	$72,191	$4,655,625	$14,109,276
2021	$0	$10,662,885	$37,094,616
Long-Term Capital Gains
2022	$0	$0	$0
2021	$0	$6,177,996	$7,401,541

Notes:

(a)	Includes distributions from Fund-level net short-term capital gains.

Undistributed net income and gains (losses) — As of June 30, 2022, undistributed net income and undistributed accumulated gain (loss) for federal income tax purposes were as follows:

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Small Cap Equity Index Fund
Accumulated undistributed net investment income	$5,618,407	$703,045	$7,694,905	$229	$568,752
Accumulated undistributed net realized gain/(loss) on investments and futures contracts	$97,221,451	$29,112,605	$21,596,776	$8,525,277	$6,123,024
Net unrealized appreciation (depreciation) of investments and futures contracts	$1,582,628,523	$61,470,885	$30,858,126	$(21,216,363)	$(9,102,556)

	Mid Cap Value Fund	Mid-Cap Equity Index Fund	Composite Fund	International Fund	Catholic Value Index Fund
Accumulated undistributed net investment income	$1,059,001	$4,169,247	$654,580	$6,581,898	$3,696
Accumulated undistributed net realized gain/(loss) on investments and futures contracts	$5,507,560	$141,136,284	$8,272,452	$82,811,455	$16,602
Net unrealized appreciation (depreciation) of investments and futures contracts	$18,543,869	$102,613,490	$25,556,650	$(201,885,930)	$143,913

	Retirement Income Fund	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund
Accumulated undistributed net investment income	$9,274	$1,834	$0	$0	$0
Accumulated undistributed net realized gain/(loss) on investments and futures contracts	$6,724,598	$(1,251,130)	$31,062,168	$55,663,097	$57,586,976
Net unrealized appreciation (depreciation) of investments and futures contracts	$(18,872,936)	$(9,194,616)	$(36,083,244)	$(65,580,880)	$(50,190,178)

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2022

5.	DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION (CONTINUED)

	2035 Retirement Fund	2040 Retirement Fund	2045 Retirement Fund	2050 Retirement Fund	2055 Retirement Fund
Accumulated undistributed net investment income	$0	$0	$0	$0	$0
Accumulated undistributed net realized gain/(loss) on investments and futures contracts	$61,372,613	$55,184,949	$59,575,185	$41,178,368	$19,952,835
Net unrealized appreciation (depreciation) of investments and futures contracts	$(46,149,751)	$(32,640,584)	$(30,563,754)	$(31,260,965)	$(27,893,169)

	2060 Retirement Fund	2065 Retirement Fund	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund
Accumulated undistributed net investment income	$0	$0	$0	$0	$0
Accumulated undistributed net realized gain/(loss) on investments and futures contracts	$8,784,713	$830,517	$7,575,327	$28,749,422	$22,112,906
Net unrealized appreciation (depreciation) of investments and futures contracts	$(16,272,041)	$(4,208,612)	$(13,001,439)	$(6,014,831)	$2,896

	Money Market Fund	Mid-Term Bond Fund	Bond Fund
Accumulated undistributed net investment income	$54,726	$1,126,853	$5,529,376
Accumulated undistributed net realized gain/(loss) on investments and futures contracts	$(6,622)	$456,336	$(12,141,269)
Net unrealized appreciation (depreciation) of investments and futures contracts	$(4,737)	$(63,510,117)	$(185,001,756)

The difference between the components of distributable earnings for income tax purposes and the amounts reflected in the statements of assets and liabilities arise primarily from federal income tax treatment of wash sales, REITs, PFICs, partnerships, corporate actions and futures contracts.

6.	RECENT ACCOUNTING PRONOUNCEMENTS

In March 2020, the FASB issued ASU No. 2020-04, Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund’s investments that will undergo reference rate-related modifications as a result of the reference rate reform.

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule became effective March 8, 2021 and will have a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Funds.

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2022

7.	OTHER MATTERS

During 2020, the COVID-19 outbreak was declared a pandemic by the World Health Organization. The situation is dynamic with various cities and countries around the world responding in different ways to address the outbreak. The rapid development and fluidity of this situation precludes any prediction as to its ultimate impact, which may have a continued adverse impact on economic and market conditions and trigger a period of global economic slowdown.

Management is still monitoring developments relating to COVID-19 and are coordinating its operational response based on existing business continuity plans and on guidance from global health organizations, relevant governments and general pandemic response best practices.

Brown Brothers Harriman & Co. (“BBH”) has entered into an agreement with State Street Corporation (“State Street”) under which State Street will acquire BBH’s Investor Services business; which includes its custody, fund accounting and administration, transfer agency, depositary, foreign exchange, trustee and securities lending services. The completion of the transaction is subject to customary closing conditions and regulatory approvals. BBH and State Street are committed to providing uninterrupted service and a seamless transition.

8.	REORGANIZATIONS

On July 31, 2020, the Investment Company 2010 Retirement Fund (“Transferor Fund”), was reorganized into the Retirement Income Fund, (“Surviving Fund”) in accordance with an Agreement and Plan of Reorganization (the “Agreement”) made on February 28, 2020. The Agreement provided for the transfer of all assets of the Transferor Fund for shares of the Surviving Fund and the assumption of the liabilities of the Transferor Fund by the Surviving Fund. The Transferor Fund then ceased operations.

On the reorganization date, the Transferor Fund had the following total investment cost and value, representing the principal assets acquired by the Surviving Fund:

Transferor Fund	Total Investment Value	Total Investment Cost	Unrealized Gain on Investments
2010 Retirement Fund	$28,038,777	$25,894,980	$2,143,797

The purpose of the transaction was to combine two portfolios with substantially similar investment objectives and policies.

The acquisition was accomplished by a tax-free exchange, for tax purposes only, of the following shares on July 31, 2020:

Transferor Fund	Shares(a)	Surviving Fund	Shares(a)	Value
2010 Retirement Fund	2,883,078	Retirement Income Fund	2,244,332	$28,086,782

(a)	Shares adjusted for the 1 for 10 reverse share split on September 25, 2020.

For financial reporting purposes, assets received and shares issued by the Surviving Fund, including the associated cost basis of the acquired investments, were recorded at fair value.

The net assets and net unrealized appreciation immediately before the acquisition were as follows:

Transferor Fund	Net Assets	Unrealized Appreciation on Investments	Surviving Fund	Net Assets
2010 Retirement Fund	$28,086,782	$2,143,797	Retirement Income Fund	$142,889,403

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2022

8.	REORGANIZATIONS (CONTINUED)

Assuming the acquisition had been completed on January 1, 2020, the Surviving Fund’s unaudited pro forma results of operations for the year ended December 31, 2020 would have been as follows:

Surviving Fund	Net Investment Income(a)	Net Realized and Unrealized Gain on Investments(b)	Net Increase in Net Assets Resulting from Operations
Retirement Income Fund	$6,536,553	$5,075,702	$12,328,323

(a)

Net investment income (loss) as reported in the Statement of Operations (Year ended December 31, 2020) of the Surviving Fund, plus net investment income from the Transferor Fund pre-merger were as follows:

Transferor Fund	Net Investment Income (Loss)
2010 Retirement Fund	$(7,730)

(b)

Net realized and unrealized gain (loss) on investments as reported in the Statement of Operations (Year ended December 31, 2020) of the Surviving Fund, plus net realized and unrealized gain (loss) on investments from the Transferor Fund pre-merger were as follows:

Transferor Fund	Net Realized and Change in Unrealized Gain (Loss) on Investments
2010 Retirement Fund	$716,068

Since both the Transferor Fund and the Surviving Fund sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Since the combined investment fund had been managed as a single integrated fund since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the Transferor Fund that have been included in the Surviving Fund’s Statement of Operations since July 31, 2020.

Furthermore, after the close of trading on the New York Stock Exchange on December 16, 2020, each of the funds of the Mutual of America Institutional Funds, Inc. (“Target Funds”) were reorganized into the Funds of the Investment Company (“Acquiring Funds”) in accordance with an Agreement and Plan of Reorganization (the “Agreement”) made on September 14, 2020. The Agreement provided for the transfer of all assets of the Target Funds for shares of the Acquiring Funds and the assumption of the liabilities of the Target Funds by the Acquiring Funds as follows:

Target Funds	Acquiring Funds
Equity Index Fund	Equity Index Fund
All America Fund	All America Fund
Small Cap Value Fund	Small Cap Value Fund
Small Cap Growth Fund	Small Cap Growth Fund
Mid-Cap Equity Index Fund	Mid-Cap Equity Index Fund
International Fund	International Fund
Money Market Fund	Money Market Fund
Bond Fund	Bond Fund

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2022

8.	REORGANIZATIONS (CONTINUED)

On the reorganization date, the Target Funds had the following total investment cost and value, representing the principal assets acquired by the Acquiring Funds:

Target Funds	Total Investment Value	Total Investment Cost	Unrealized Gain on Investments
Equity Index Fund	$82,913,803	$55,736,046	$27,177,757
All America Fund	$7,900,806	$6,061,710	$1,839,096
Small Cap Value Fund	$14,503,579	$11,920,798	$2,582,781
Small Cap Growth Fund	$17,430,326	$12,003,678	$5,426,648
Mid-Cap Equity Index Fund	$41,255,421	$31,679,947	$9,575,474
International Fund	$10,139,839	$8,742,930	$1,396,909
Money Market Fund	$21,824,002	$21,824,002	$—
Bond Fund	$58,042,483	$56,721,878	$1,320,605

The purpose of the transaction was to combine two portfolios with substantially similar investment objectives and policies as a result of the transfer/reorganization detailed above.

The reorganization was accomplished by a tax-free exchange of the following shares on December 16, 2020:

Target Funds	Shares	Acquiring Funds	Shares	Value
Equity Index Fund	5,870,059	Equity Index Fund	1,645,958	$82,906,910
All America Fund	1,036,340	All America Fund	335,915	$7,991,417
Small Cap Value Fund	1,343,107	Small Cap Value Fund	1,134,296	$15,029,422
Small Cap Growth Fund	1,081,026	Small Cap Growth Fund	1,021,931	$17,526,115
Mid-Cap Equity Index Fund	3,390,230	Mid-Cap Equity Index Fund	1,818,600	$41,427,718
International Fund	929,469	International Fund	1,103,190	$10,248,633
Money Market Fund	2,089,129	Money Market Fund	1,852,591	$21,953,211
Bond Fund	5,699,620	Bond Fund	3,959,362	$59,390,437

For financial reporting purposes, assets received and shares issued by the Acquiring Funds were recorded at fair value; however, the cost basis of the investments received from the Target Funds were carried forward to align ongoing reporting of the Acquiring Funds’ realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The net assets and net unrealized appreciation immediately before the reorganization were as follows:

Target Funds	Net Assets	Unrealized Appreciation on Investments	Acquiring Funds	Net Assets
Equity Index Fund	$82,906,910	$27,177,757	Equity Index Fund	$3,350,558,625
All America Fund	$7,991,417	$1,839,096	All America Fund	$291,290,052
Small Cap Value Fund	$15,029,422	$2,582,781	Small Cap Value Fund	$442,295,936
Small Cap Growth Fund	$17,526,115	$5,426,648	Small Cap Growth Fund	$567,007,609
Mid-Cap Equity Index Fund	$41,427,718	$9,575,474	Mid-Cap Equity Index Fund	$1,728,497,274
International Fund	$10,248,633	$1,396,909	International Fund	$901,140,207
Money Market Fund	$21,953,211	$—	Money Market Fund	$99,357,507
Bond Fund	$59,390,437	$1,320,605	Bond Fund	$1,760,581,111

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2022

8.	REORGANIZATIONS (CONTINUED)

Assuming the reorganization had been completed on January 1, 2020, the Acquiring Funds’ unaudited pro forma results of operations for the year ended December 31, 2020 would have been as follows:

Acquiring Funds	Net Investment Income(a)	Net Realized and Unrealized Gain on Investments and Futures Contracts(b)	Net Increase in Net Assets Resulting from Operations
Equity Index Fund	$57,126,039	$533,961,466	$591,087,505
All America Fund	$3,772,468	$43,455,965	$47,228,433
Small Cap Value Fund	$7,761,575	$(32,430,942)	$(24,669,367)
Small Cap Growth Fund	$(993,059)	$208,328,020	$207,334,961
Mid-Cap Equity Index Fund	$23,715,375	$201,903,147	$225,618,522
International Fund	$15,947,999	$70,079,941	$86,027,940
Money Market Fund	$629,645	$(6,736)	$622,909
Bond Fund	$35,336,713	$67,668,880	$103,005,593

a)

Net investment income (loss) as reported in the Statement of Operations (Year ended December 31, 2020) of the Acquiring Funds, plus net investment income from the Target Funds pre-merger were as follows:

Target Funds	Net Investment Income (Loss)
Equity Index Fund	$1,080,975
All America Fund	$88,879
Small Cap Value Fund	$197,971
Small Cap Growth Fund	$(26,542)
Mid-Cap Equity Index Fund	$455,325
International Fund	$97,387
Money Market Fund	$80,524
Bond Fund	$531,666

b)

Net realized and unrealized gain (loss) on investments as reported in the Statement of Operations (Year ended December 31, 2020) of the Acquiring Funds, plus net realized and unrealized gain (loss) on investments from the Target Funds pre-merger were as follows:

Target Funds	Net Realized and Change in Unrealized Gain (Loss) on Investments and Futures Contracts
Equity Index Fund	$10,714,249
All America Fund	$980,496
Small Cap Value Fund	$41,213
Small Cap Growth Fund	$4,979,447
Mid-Cap Equity Index Fund	$5,347,004
International Fund	$1,262,513
Money Market Fund	$(424)
Bond Fund	$663,646

Since both the Target Funds and the Acquiring Funds sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Since the combined investment portfolio had been managed as a single integrated portfolio since the reorganization was completed, it is also not practicable to separate the amounts of revenue and earnings of the Target Portfolio that have been included in the Acquiring Funds’ Statement of Operations since December 16, 2020.

MUTUAL OF AMERICA INVESTMENT CORPORATION

ADDITIONAL INFORMATION

Quarterly Portfolio Schedules

Included in this Semi-Annual Report are schedules of Mutual of America Investment Corporation’s (“Investment Company”) Fund portfolio holdings as of June 30, 2022. The Investment Company files complete schedules of Fund portfolio holdings, excluding the Money Market Fund, with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Investment Company fund portfolio holdings are also available for the first and third quarters of the most recent fiscal year through the website, mutualofamerica.com.

The Money Market Fund files its complete schedule of portfolio holdings with the SEC each month on Form N-MFP. The fund portfolio holdings for the prior six months are also available through the website, mutualofamerica.com.

The Form N-PORT and Form N-MFP are available on the SEC’s website at sec.gov.

Proxy Voting Policies and Procedures

A copy of the Investment Company’s proxy voting policies and procedures can be obtained free of charge by calling 800.468.3785. It is also available on the SEC’s website at sec.gov.

Information regarding how the Investment Company voted proxies relating to portfolio securities during the 12-month period ended June 30, 2022 is available without charge by calling 800.468.3785. It is also available on the SEC website.

Code of Ethics

The Investment Company has adopted a Code of Ethics that complies with Rule 17j-1 of the Investment Company Act of 1940 and with the requirements of the Sarbanes-Oxley Act of 2002. A copy of the Code of Ethics is available free of charge, upon request. To obtain a free copy of the Code of Ethics, please call 212.224.1568 or write to:

Ms. Kathryn A. Lu

Executive Vice President and Chief Compliance Officer

Mutual of America Investment Corporation

320 Park Avenue

New York, NY 10022-6839

Renewal of Investment Advisory Agreements

At its meeting held on February 24, 2022, the Board of Directors of the Investment Company renewed for a one-year period the investment advisory agreement with Mutual of America Capital Management Corporation (the “Adviser”). The Board determined that renewing the agreement with the Adviser was in the best interest of the Investment Company based on the following considerations which are further enumerated below. The Board concluded that Mutual of America Capital Management Corporation has performed extensive services for the Investment Company and has demonstrated satisfactory performance, that its fee is reasonable in comparison to fees charged for similar services to similar funds by other advisers, that the method of calculating the fee is reasonable, that the Adviser has not made excessive profits from the contract and the fee levels reflect that the Funds are appropriately benefiting from economies of scale.

Nature, Extent and Quality of Services

The Board considered the depth of experience and organizational structure of the Adviser. At December 31, 2021, the Adviser had approximately $21 billion of assets under management. The individual portfolio managers that oversee the investment performance of each of the Investment Company’s Funds have extensive experience and knowledge of the specific markets in which they participate. The Adviser adheres to a strict best execution policy which requires it to select broker/dealers based on their ability to execute trades at a favorable and reasonable price. All else being equal, the Advisor will also consider any research that the broker/dealers may provide. The Adviser maintains a highly qualified staff of research analysts and quantitative analysts who assist in the implementation of the disciplined investment policies employed by the portfolio managers to enhance stock selection and manage risk in the portfolios. The Adviser’s quantitative analysts have developed proprietary models that result in daily risk and attribution reports as well as information on stock movements, to enable the portfolio managers to make fully informed decisions on stock selection and to constantly evaluate the structure of each portfolio. When purchasing research and other services, the Adviser uses its own funds to purchase such services from recognized firms that are utilized by the research staff. The Adviser also receives research services from broker/dealers which are utilized to benefit the Funds. The Board was aware of the receipt of these research services when it considered renewing the advisory agreement with the Adviser. The Adviser, at no cost, provides services beyond those set forth in the advisory agreement, such as assistance in the preparation of marketing materials and attendance at client and prospect meetings.

Investment Performance

The Board considered the short- and long-term performance of the Funds. During 2021, the vast majority of the Funds demonstrated gross performance that was above their benchmarks, when considering minimal tracking error. Performance has continued to improve over the past number of years due to changes made in the Adviser’s investment process and personnel, including the creation of the quantitative research group mentioned above.

Cost and Profit

The Board compared the advisory fees charged to each Fund by the Adviser with fees of numerous similar funds. In the case of each Fund, the Adviser’s fee compared favorably with fees charged by other advisers. Finally, the Adviser has not shown excessively high profits from the fees it is paid by the Investment Company.

Economies of Scale

The Board concluded that the reasonableness of the Adviser’s fees, particularly when compared to fees of similar funds that, in most cases, are many times the asset size of the Funds of the Investment Company demonstrates the fact that the Funds are benefiting from economies of scale. The Adviser utilizes the resources at its disposal efficiently. Its fees reflect cost savings and expense discounts, if any, that it realizes from volume increases.

Liquidity Risk Management Program

In accordance with Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940, the Investment Company has adopted a liquidity risk management program (the “Program”) that is designed to assess and manage the liquidity risk of each Fund (the risk that the Fund would be unable to meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund). The Liquidity Rule requires each registered open-end investment company (not including money market funds) to adopt and implement a written Program. The Liquidity Rule further requires that the Board of Directors shall be responsible for reviewing, no less frequently than annually, a written report from the Program Administrator that addresses the operation of the Program and its effectiveness of implementation. The Board has appointed a Liquidity Risk Management Committee (“LRMC”) comprised of officers from multiple departments within Mutual of America Life Insurance Company to serve as the Program Administrator. The Program Administrator is responsible for the implementation and ongoing administration of the Program, which includes assessing each Fund’s liquidity risk under both normal and reasonably foreseeable stressed conditions. Under the Program, each of the Fund’s portfolio investments is classified on a daily basis into one of four liquidity categories based on estimations of the number of days an investment is expected to reasonably be converted into cash in current market conditions without significantly changing the investment’s market value.

In April 2022, as required by the Program and the Liquidity Rule, the LRMC provided the Board with an annual written report (the “Report”) addressing the operation of the Program and assessing the adequacy and effectiveness of its implementation during the past year (the “Reporting Period”). During the Reporting Period, all of the Funds were primarily invested in highly liquid investments (investments that the Fund anticipates can be converted to cash within three business days or less in current market conditions without significantly changing their market value). Each of the Funds were well above the 50% threshold of assets in highly liquid investments to be designated as a Primarily Highly Liquid Fund. As a result, the Funds were not required to adopt, and have not adopted, a “Highly Liquid Investment Minimum” as defined in the Liquidity Rule. During the Reporting Period, the Funds did not approach the 15% limit imposed by the Liquidity Rule on holdings in illiquid investments (investments that cannot be sold or disposed of in seven days or less in current market conditions without the sale of the investment significantly changing the market value of the investment). The Funds did not experience any issues meeting investor redemptions at any time during the Reporting Period. In the Report, the LRMC stated that it believes the Program has operated adequately and effectively to manage each Fund’s liquidity risk during the Reporting Period in compliance with the statutory requirements of the Liquidity Rule. The LRMC also did not recommend any changes to the Program during the Reporting Period.

ITEM 2.	CODE OF ETHICS.

Item not applicable to semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Item not applicable to semi-annual report.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Item not applicable to semi-annual report.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

(a) Not applicable. The complete Schedules of Investment are included as part of the Reports to Stockholders in Item 1.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported in a timely and accurate manner.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

Attached hereto:

(a) (1) Not applicable to semi-annual report.

(2) Exhibit 99.CERT	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940.

(3) Not applicable.

(b) Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual of America Investment Corporation

By:	/s/ CHRIS W. FESTOG
Chris W. Festog
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Investment Corporation

Date: September 8, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ CHRIS W. FESTOG
Chris W. Festog
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Investment Corporation

Date: September 8, 2022

By:	/s/ AFERDITA GUTIERREZ
Aferdita Gutierrez
Executive Vice President,
Chief Financial Officer and Treasurer of
Mutual of America Investment Corporation

Date: September 8, 2022